Jackson National Separate Account I

Financial Statements

December 31, 2020

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL iShares Tactical Growth Fund - Class A
Assets
Investments, at fair value	$1,535,675,994	$10,274,356	$743,677,082	$6,093,908	$2,334,912,343	$14,404,859	$259,653,177
Receivables:
Investments in Fund shares sold	2,574,766	124	1,673,764	73	757,182	451,291	88,492
Investment Division units sold	1,495,991	—	1,550,898	—	578,314	—	746,179
Total assets	1,539,746,751	10,274,480	746,901,744	6,093,981	2,336,247,839	14,856,150	260,487,848

Liabilities
Payables:
Investments in Fund shares purchased	1,495,991	—	1,550,898	—	578,314	—	746,179
Investment Division units redeemed	2,520,398	—	1,649,320	—	674,064	451,117	80,674
Insurance fees due to Jackson	54,368	124	24,444	73	83,118	174	7,818
Total liabilities	4,070,757	124	3,224,662	73	1,335,496	451,291	834,671
Net assets	$1,535,675,994	$10,274,356	$743,677,082	$6,093,908	$2,334,912,343	$14,404,859	$259,653,177

Investments in Funds, shares outstanding	90,016,178	596,306	53,579,040	434,968	132,740,895	811,084	16,655,111
Investments in Funds, at cost	$1,071,372,396	$8,236,561	$670,165,378	$5,608,841	$1,600,533,573	$11,506,192	$226,319,259

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL iShares Tactical Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$4,287,774
Expenses
Asset-based charges	17,131,389	34,509	6,986,223	20,812	27,087,149	51,130	2,405,459
Total expenses	17,131,389	34,509	6,986,223	20,812	27,087,149	51,130	2,405,459
Net investment income (loss)	(17,131,389)	(34,509)	(6,986,223)	(20,812)	(27,087,149)	(51,130)	1,882,315

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	13,507,538
Investments	53,641,441	184,712	17,889,967	103,824	94,196,418	86,267	6,269,662
Net change in unrealized appreciation
(depreciation) on investments	158,767,877	1,105,590	38,526,622	320,650	206,712,288	1,810,071	4,913,994
Net realized and unrealized gain (loss)	212,409,318	1,290,302	56,416,589	424,474	300,908,706	1,896,338	24,691,194

Net change in net assets
from operations	$195,277,929	$1,255,793	$49,430,366	$403,662	$273,821,557	$1,845,208	$26,573,509

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Assets
Investments, at fair value	$4,950,037	$170,994,492	$4,952,447	$282,898,713	$4,796,842	$2,601,306,115	$13,553,879
Receivables:
Investments in Fund shares sold	60	368,827	58	19,709	57	809,024	303
Investment Division units sold	24,500	269,164	150,000	45,211	50,000	306,838	—
Total assets	4,974,597	171,632,483	5,102,505	282,963,633	4,846,899	2,602,421,977	13,554,182

Liabilities
Payables:
Investments in Fund shares purchased	24,500	269,164	150,000	45,211	50,000	306,838	—
Investment Division units redeemed	—	363,433	—	11,263	—	715,617	146
Insurance fees due to Jackson	60	5,394	58	8,446	57	93,407	157
Total liabilities	24,560	637,991	150,058	64,920	50,057	1,115,862	303
Net assets	$4,950,037	$170,994,492	$4,952,447	$282,898,713	$4,796,842	$2,601,306,115	$13,553,879

Investments in Funds, shares outstanding	316,499	13,153,422	379,207	19,659,396	332,422	161,672,226	834,085
Investments in Funds, at cost	$4,661,325	$157,986,227	$4,799,574	$250,254,850	$4,498,474	$2,150,283,292	$11,757,963

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Investment Income
Dividends	$89,701	$2,869,645	$92,675	$5,321,622	$105,215	$—	$—
Expenses
Asset-based charges	14,495	1,672,561	14,745	2,780,577	16,901	24,091,491	42,699
Total expenses	14,495	1,672,561	14,745	2,780,577	16,901	24,091,491	42,699
Net investment income (loss)	75,206	1,197,084	77,930	2,541,045	88,314	(24,091,491)	(42,699)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	246,331	5,282,302	150,396	13,803,002	239,012	—	—
Investments	(2,871)	3,042,442	(25,585)	5,365,840	(936)	37,028,552	279,588
Net change in unrealized appreciation
(depreciation) on investments	169,311	2,988,191	67,633	2,874,219	168,848	375,848,969	1,402,081
Net realized and unrealized gain (loss)	412,771	11,312,935	192,444	22,043,061	406,924	412,877,521	1,681,669

Net change in net assets
from operations	$487,977	$12,510,019	$270,374	$24,584,106	$495,238	$388,786,030	$1,638,970

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Alternative Fund - Class I	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A
Assets
Investments, at fair value	$4,732,579,857	$7,819,917	$187,901,438	$837,219	$907,772,287	$9,332,150	$4,018,106
Receivables:
Investments in Fund shares sold	2,022,152	1,240	41,869	10	797,421	10,687	27,040
Investment Division units sold	439,552	50,000	130,826	—	126,667	—	—
Total assets	4,735,041,561	7,871,157	188,074,133	837,229	908,696,375	9,342,837	4,045,146

Liabilities
Payables:
Investments in Fund shares purchased	439,552	50,000	130,826	—	126,667	—	—
Investment Division units redeemed	1,851,705	1,145	36,536	—	765,050	10,576	26,935
Insurance fees due to Jackson	170,447	95	5,333	10	32,371	111	105
Total liabilities	2,461,704	51,240	172,695	10	924,088	10,687	27,040
Net assets	$4,732,579,857	$7,819,917	$187,901,438	$837,219	$907,772,287	$9,332,150	$4,018,106

Investments in Funds, shares outstanding	274,193,503	448,647	16,339,256	72,236	79,489,692	814,324	292,013
Investments in Funds, at cost	$3,617,995,951	$6,657,663	$164,371,457	$790,372	$683,710,409	$7,685,197	$3,074,365

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Alternative Fund - Class I(a)	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$10,131,567	$110,997	$60,404
Expenses
Asset-based charges	47,651,089	25,420	1,350,417	1,225	8,439,818	28,273	33,077
Total expenses	47,651,089	25,420	1,350,417	1,225	8,439,818	28,273	33,077
Net investment income (loss)	(47,651,089)	(25,420)	(1,350,417)	(1,225)	1,691,749	82,724	27,327

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	101,696,224	390,138	2,457,748	1,706	11,994,474	(44,063)	(327,217)
Net change in unrealized appreciation
(depreciation) on investments	705,246,081	772,201	22,574,802	46,847	205,699,077	1,450,316	386,669
Net realized and unrealized gain (loss)	806,942,305	1,162,339	25,032,550	48,553	217,693,551	1,406,253	59,452

Net change in net assets
from operations	$759,291,216	$1,136,919	$23,682,133	$47,328	$219,385,300	$1,488,977	$86,779

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I
Assets
Investments, at fair value	$256,508,960	$5,986,121	$2,556,139,246	$26,498,496	$684,397,746	$4,765,465	$168,253,223
Receivables:
Investments in Fund shares sold	231,025	12,000	3,092,063	9,868	406,675	8,734	73,525
Investment Division units sold	398,653	—	950,541	6,185	355,854	28,133	217,815
Total assets	257,138,638	5,998,121	2,560,181,850	26,514,549	685,160,275	4,802,332	168,544,563

Liabilities
Payables:
Investments in Fund shares purchased	398,653	—	950,541	6,185	355,854	28,133	217,815
Investment Division units redeemed	222,121	11,927	2,998,935	9,549	381,683	8,676	71,515
Insurance fees due to Jackson	8,904	73	93,128	319	24,992	58	2,010
Total liabilities	629,678	12,000	4,042,604	16,053	762,529	36,867	291,340
Net assets	$256,508,960	$5,986,121	$2,556,139,246	$26,498,496	$684,397,746	$4,765,465	$168,253,223

Investments in Funds, shares outstanding	15,785,167	365,676	54,501,903	533,491	45,474,933	314,345	10,595,291
Investments in Funds, at cost	$206,600,430	$4,924,047	$1,547,759,235	$18,828,590	$605,908,590	$4,146,870	$137,588,694

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	2,532,847	17,138	26,183,375	70,764	7,577,809	13,508	480,435
Total expenses	2,532,847	17,138	26,183,375	70,764	7,577,809	13,508	480,435
Net investment income (loss)	(2,532,847)	(17,138)	(26,183,375)	(70,764)	(7,577,809)	(13,508)	(480,435)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	2,274,786	51,758	123,424,727	654,073	(16,945,615)	(51,523)	3,501,270
Net change in unrealized appreciation
(depreciation) on investments	28,171,717	779,918	676,069,920	6,449,612	56,982,642	475,260	20,861,082
Net realized and unrealized gain (loss)	30,446,503	831,676	799,494,647	7,103,685	40,037,027	423,737	24,362,352

Net change in net assets
from operations	$27,913,656	$814,538	$773,311,272	$7,032,921	$32,459,218	$410,229	$23,881,917

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A
Assets
Investments, at fair value	$1,939,635,172	$34,447,562	$3,072,092,064	$21,808,179	$171,048,037	$4,440,082	$476,908,883
Receivables:
Investments in Fund shares sold	435,778	1,765	1,018,942	10,337	46,823	170	380,922
Investment Division units sold	2,558,834	435	1,152,707	—	157,475	—	268,879
Total assets	1,942,629,784	34,449,762	3,074,263,713	21,818,516	171,252,335	4,440,252	477,558,684

Liabilities
Payables:
Investments in Fund shares purchased	2,558,834	435	1,152,707	—	157,475	—	268,879
Investment Division units redeemed	365,849	1,346	905,971	10,077	40,913	117	363,268
Insurance fees due to Jackson	69,929	419	112,971	260	5,910	53	17,654
Total liabilities	2,994,612	2,200	2,171,649	10,337	204,298	170	649,801
Net assets	$1,939,635,172	$34,447,562	$3,072,092,064	$21,808,179	$171,048,037	$4,440,082	$476,908,883

Investments in Funds, shares outstanding	139,141,691	2,372,422	116,367,124	809,810	14,886,687	383,427	38,491,435
Investments in Funds, at cost	$1,612,648,549	$29,320,330	$2,123,580,651	$18,523,863	$154,290,538	$3,895,295	$420,814,759

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	20,837,557	119,206	37,330,820	69,690	1,685,523	15,040	6,144,786
Total expenses	20,837,557	119,206	37,330,820	69,690	1,685,523	15,040	6,144,786
Net investment income (loss)	(20,837,557)	(119,206)	(37,330,820)	(69,690)	(1,685,523)	(15,040)	(6,144,786)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	23,662,129	625,548	132,443,723	78,253	(1,513,614)	54,255	7,396,129
Net change in unrealized appreciation
(depreciation) on investments	172,807,667	3,501,875	94,864,446	1,961,518	8,204,779	276,562	32,075,622
Net realized and unrealized gain (loss)	196,469,796	4,127,423	227,308,169	2,039,771	6,691,165	330,817	39,471,751

Net change in net assets
from operations	$175,632,239	$4,008,217	$189,977,349	$1,970,081	$5,005,642	$315,777	$33,326,965

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I
Assets
Investments, at fair value	$3,432,739	$704,354,562	$15,256,478	$828,061,541	$7,401,052	$3,315,195,593	$31,038,857
Receivables:
Investments in Fund shares sold	42	695,424	34,053	525,891	247	730,647	377
Investment Division units sold	—	573,546	—	380,344	—	2,655,321	—
Total assets	3,432,781	705,623,532	15,290,531	828,967,776	7,401,299	3,318,581,561	31,039,234

Liabilities
Payables:
Investments in Fund shares purchased	—	573,546	—	380,344	—	2,655,321	—
Investment Division units redeemed	—	672,327	33,869	495,604	158	612,137	—
Insurance fees due to Jackson	42	23,097	184	30,287	89	118,510	377
Total liabilities	42	1,268,970	34,053	906,235	247	3,385,968	377
Net assets	$3,432,739	$704,354,562	$15,256,478	$828,061,541	$7,401,052	$3,315,195,593	$31,038,857

Investments in Funds, shares outstanding	273,090	31,028,835	666,222	38,550,351	337,639	144,894,912	1,342,511
Investments in Funds, at cost	$3,133,718	$507,383,130	$11,651,545	$551,129,354	$5,384,761	$2,284,161,438	$24,827,143

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	11,461	6,063,698	43,162	8,851,403	21,823	36,017,425	93,262
Total expenses	11,461	6,063,698	43,162	8,851,403	21,823	36,017,425	93,262
Net investment income (loss)	(11,461)	(6,063,698)	(43,162)	(8,851,403)	(21,823)	(36,017,425)	(93,262)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	38,398	26,259,419	475,714	25,874,905	93,158	117,019,950	641,422
Net change in unrealized appreciation
(depreciation) on investments	213,019	123,413,273	2,707,921	154,565,080	1,438,910	427,467,751	4,257,647
Net realized and unrealized gain (loss)	251,417	149,672,692	3,183,635	180,439,985	1,532,068	544,487,701	4,899,069

Net change in net assets
from operations	$239,956	$143,608,994	$3,140,473	$171,588,582	$1,510,245	$508,470,276	$4,805,807

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Assets
Investments, at fair value	$2,879,864,182	$49,947,950	$8,098,564,550	$83,624,164	$1,830,899,466	$13,517,058	$2,668,913,724
Receivables:
Investments in Fund shares sold	2,075,798	149,621	3,895,712	2,879	691,195	75,070	2,238,048
Investment Division units sold	3,666,214	82,719	3,622,508	153,807	269,849	—	1,983,557
Total assets	2,885,606,194	50,180,290	8,106,082,770	83,780,850	1,831,860,510	13,592,128	2,673,135,329

Liabilities
Payables:
Investments in Fund shares purchased	3,666,214	82,719	3,622,508	153,807	269,849	—	1,983,557
Investment Division units redeemed	1,977,394	149,012	3,609,056	1,879	625,549	74,906	2,141,415
Insurance fees due to Jackson	98,404	609	286,656	1,000	65,646	164	96,633
Total liabilities	5,742,012	232,340	7,518,220	156,686	961,044	75,070	4,221,605
Net assets	$2,879,864,182	$49,947,950	$8,098,564,550	$83,624,164	$1,830,899,466	$13,517,058	$2,668,913,724

Investments in Funds, shares outstanding	68,307,974	1,172,487	262,004,676	2,652,209	104,087,519	754,721	134,929,915
Investments in Funds, at cost	$1,940,171,510	$35,771,833	$5,376,943,949	$68,798,876	$1,394,188,793	$11,130,519	$1,894,926,879

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	21,314,511	135,201	92,024,829	266,435	20,850,920	44,047	30,545,245
Total expenses	21,314,511	135,201	92,024,829	266,435	20,850,920	44,047	30,545,245
Net investment income (loss)	(21,314,511)	(135,201)	(92,024,829)	(266,435)	(20,850,920)	(44,047)	(30,545,245)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	124,459,826	3,377,912	386,413,385	1,283,456	22,361,789	(188,133)	88,791,531
Net change in unrealized appreciation
(depreciation) on investments	714,194,131	11,393,047	524,023,159	8,619,131	176,238,743	1,765,627	292,947,334
Net realized and unrealized gain (loss)	838,653,957	14,770,959	910,436,544	9,902,587	198,600,532	1,577,494	381,738,865

Net change in net assets
from operations	$817,339,446	$14,635,758	$818,411,715	$9,636,152	$177,749,612	$1,533,447	$351,193,620

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Assets
Investments, at fair value	$19,610,060	$1,553,488,802	$20,082,711	$51,336,283	$1,642,445	$265,078,060	$979,353
Receivables:
Investments in Fund shares sold	284	1,020,889	4,723	11,633	20	307,629	12
Investment Division units sold	150,000	552,387	86,845	72,980	—	11,452	—
Total assets	19,760,344	1,555,062,078	20,174,279	51,420,896	1,642,465	265,397,141	979,365

Liabilities
Payables:
Investments in Fund shares purchased	150,000	552,387	86,845	72,980	—	11,452	—
Investment Division units redeemed	47	963,749	4,484	9,863	—	297,848	—
Insurance fees due to Jackson	237	57,140	239	1,770	20	9,781	12
Total liabilities	150,284	1,573,276	91,568	84,613	20	319,081	12
Net assets	$19,610,060	$1,553,488,802	$20,082,711	$51,336,283	$1,642,445	$265,078,060	$979,353

Investments in Funds, shares outstanding	981,484	87,668,668	1,115,087	4,292,331	136,756	17,707,285	64,052
Investments in Funds, at cost	$15,707,667	$1,066,149,810	$15,337,518	$44,854,351	$1,433,618	$202,706,004	$807,459

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	72,981	17,560,421	61,060	502,328	5,097	3,370,306	4,178
Total expenses	72,981	17,560,421	61,060	502,328	5,097	3,370,306	4,178
Net investment income (loss)	(72,981)	(17,560,421)	(61,060)	(502,328)	(5,097)	(3,370,306)	(4,178)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	59,155	49,795,205	202,334	571,643	26,292	7,787,988	(23,424)
Net change in unrealized appreciation
(depreciation) on investments	2,557,338	230,018,516	3,336,965	4,843,895	179,795	17,009,197	63,239
Net realized and unrealized gain (loss)	2,616,493	279,813,721	3,539,299	5,415,538	206,087	24,797,185	39,815

Net change in net assets
from operations	$2,543,512	$262,253,300	$3,478,239	$4,913,210	$200,990	$21,426,879	$35,637

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I
Assets
Investments, at fair value	$68,461,255	$12,956,243	$591,665	$3,536,425,079	$19,084,491	$634,835,144	$2,446,915
Receivables:
Investments in Fund shares sold	85,840	15,251	7	3,302,447	704	422,518	55
Investment Division units sold	67,274	1,115	—	407,429	6,596	163,364	5,225
Total assets	68,614,369	12,972,609	591,672	3,540,134,955	19,091,791	635,421,026	2,452,195

Liabilities
Payables:
Investments in Fund shares purchased	67,274	1,115	—	407,429	6,596	163,364	5,225
Investment Division units redeemed	83,863	14,806	—	3,175,029	478	399,847	26
Insurance fees due to Jackson	1,977	445	7	127,418	226	22,671	29
Total liabilities	153,114	16,366	7	3,709,876	7,300	585,882	5,280
Net assets	$68,461,255	$12,956,243	$591,665	$3,536,425,079	$19,084,491	$634,835,144	$2,446,915

Investments in Funds, shares outstanding	9,189,430	1,155,775	52,639	222,556,644	1,183,901	74,686,487	283,865
Investments in Funds, at cost	$84,504,823	$11,146,706	$534,254	$2,644,612,500	$15,236,461	$617,033,324	$2,177,989

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I
Investment Income
Dividends	$—	$31,021	$2,462	$—	$—	$—	$—
Expenses
Asset-based charges	793,324	90,036	1,370	42,850,784	68,325	7,109,555	8,817
Total expenses	793,324	90,036	1,370	42,850,784	68,325	7,109,555	8,817
Net investment income (loss)	(793,324)	(59,015)	1,092	(42,850,784)	(68,325)	(7,109,555)	(8,817)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(6,974,518)	(41,756)	7,381	90,597,250	486,249	(37,987,501)	(124,213)
Net change in unrealized appreciation
(depreciation) on investments	5,560,098	1,653,980	53,150	473,105,946	2,563,904	75,988,035	121,128
Net realized and unrealized gain (loss)	(1,414,420)	1,612,224	60,531	563,703,196	3,050,153	38,000,534	(3,085)

Net change in net assets
from operations	$(2,207,744)	$1,553,209	$61,623	$520,852,412	$2,981,828	$30,890,979	$(11,902)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A
Assets
Investments, at fair value	$3,903,352,488	$39,167,331	$37,722,227	$826,751	$454,044,918	$3,752,522	$425,030,833
Receivables:
Investments in Fund shares sold	6,312,111	8,005	83,273	10	311,674	5,200	560,519
Investment Division units sold	1,865,619	19,910	22,915	—	136,101	30,770	194,343
Total assets	3,911,530,218	39,195,246	37,828,415	826,761	454,492,693	3,788,492	425,785,695

Liabilities
Payables:
Investments in Fund shares purchased	1,865,619	19,910	22,915	—	136,101	30,770	194,343
Investment Division units redeemed	6,168,519	7,527	82,159	—	294,778	5,155	545,859
Insurance fees due to Jackson	143,592	478	1,114	10	16,896	45	14,660
Total liabilities	8,177,730	27,915	106,188	10	447,775	35,970	754,862
Net assets	$3,903,352,488	$39,167,331	$37,722,227	$826,751	$454,044,918	$3,752,522	$425,030,833

Investments in Funds, shares outstanding	62,704,458	599,164	3,716,476	80,580	29,388,021	236,008	22,838,841
Investments in Funds, at cost	$2,423,900,422	$29,930,560	$36,570,943	$792,156	$432,789,998	$3,454,784	$315,163,481

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$18,163,468	$124,156	$—
Expenses
Asset-based charges	44,024,154	121,774	393,629	2,299	5,288,691	9,870	4,312,392
Total expenses	44,024,154	121,774	393,629	2,299	5,288,691	9,870	4,312,392
Net investment income (loss)	(44,024,154)	(121,774)	(393,629)	(2,299)	12,874,777	114,286	(4,312,392)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	306,762,884	2,453,431	(1,839,410)	(16,828)	(18,212,551)	(130,232)	26,480,182
Net change in unrealized appreciation
(depreciation) on investments	775,187,684	7,085,612	1,454,538	36,141	20,795,067	304,103	71,266,558
Net realized and unrealized gain (loss)	1,081,950,568	9,539,043	(384,872)	19,313	2,582,516	173,871	97,746,740

Net change in net assets
from operations	$1,037,926,414	$9,417,269	$(778,501)	$17,014	$15,457,293	$288,157	$93,434,348

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I
Assets
Investments, at fair value	$17,294,208	$236,981,334	$6,280,614	$33,746,496	$2,633,143	$201,786,095	$6,617,526
Receivables:
Investments in Fund shares sold	4,009	20,464	76	1,791	32	31,956	79
Investment Division units sold	—	92,725	—	136,304	—	15,042	—
Total assets	17,298,217	237,094,523	6,280,690	33,884,591	2,633,175	201,833,093	6,617,605

Liabilities
Payables:
Investments in Fund shares purchased	—	92,725	—	136,304	—	15,042	—
Investment Division units redeemed	3,803	12,229	—	691	—	24,896	—
Insurance fees due to Jackson	206	8,235	76	1,100	32	7,060	79
Total liabilities	4,009	113,189	76	138,095	32	46,998	79
Net assets	$17,294,208	$236,981,334	$6,280,614	$33,746,496	$2,633,143	$201,786,095	$6,617,526

Investments in Funds, shares outstanding	920,884	18,822,981	496,491	2,934,478	227,781	16,286,206	530,250
Investments in Funds, at cost	$13,416,544	$201,900,472	$5,479,730	$28,649,579	$2,202,588	$176,589,688	$5,802,200

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I
Investment Income
Dividends	$—	$2,893,687	$92,652	$169,692	$13,317	$2,375,656	$95,784
Expenses
Asset-based charges	52,968	2,548,592	25,491	236,692	6,366	2,076,345	24,510
Total expenses	52,968	2,548,592	25,491	236,692	6,366	2,076,345	24,510
Net investment income (loss)	(52,968)	345,095	67,161	(67,000)	6,951	299,311	71,274

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	22,269	1,666	—	—
Investments	735,224	1,314,384	(32,662)	748,588	23,740	314,594	42,394
Net change in unrealized appreciation
(depreciation) on investments	2,927,223	20,266,599	468,219	4,579,018	417,973	15,482,741	465,007
Net realized and unrealized gain (loss)	3,662,447	21,580,983	435,557	5,349,875	443,379	15,797,335	507,401

Net change in net assets
from operations	$3,609,479	$21,926,078	$502,718	$5,282,875	$450,330	$16,096,646	$578,675

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Assets
Investments, at fair value	$1,148,586,587	$13,040,342	$190,994,990	$6,908,434	$2,472,208,780	$21,761,340	$145,976,825
Receivables:
Investments in Fund shares sold	399,991	3,097	171,870	1,470	1,663,776	2,159	127,754
Investment Division units sold	145,990	45,820	97,130	49,294	891,497	93,222	47,545
Total assets	1,149,132,568	13,089,259	191,263,990	6,959,198	2,474,764,053	21,856,721	146,152,124

Liabilities
Payables:
Investments in Fund shares purchased	145,990	45,820	97,130	49,294	891,497	93,222	47,545
Investment Division units redeemed	358,922	2,940	165,634	1,387	1,573,100	1,904	122,669
Insurance fees due to Jackson	41,069	157	6,236	83	90,676	255	5,085
Total liabilities	545,981	48,917	269,000	50,764	2,555,273	95,381	175,299
Net assets	$1,148,586,587	$13,040,342	$190,994,990	$6,908,434	$2,472,208,780	$21,761,340	$145,976,825

Investments in Funds, shares outstanding	62,119,339	659,936	20,405,448	735,722	178,627,802	1,450,756	11,965,314
Investments in Funds, at cost	$776,746,040	$10,270,845	$165,141,310	$5,838,092	$2,297,639,762	$20,833,313	$130,056,980

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	13,589,046	43,810	1,669,621	21,641	33,604,042	73,698	1,386,073
Total expenses	13,589,046	43,810	1,669,621	21,641	33,604,042	73,698	1,386,073
Net investment income (loss)	(13,589,046)	(43,810)	(1,669,621)	(21,641)	(33,604,042)	(73,698)	(1,386,073)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	62,992,552	290,573	(9,304,802)	(480,543)	22,452,986	83,665	1,214,984
Net change in unrealized appreciation
(depreciation) on investments	88,734,555	1,793,102	36,651,205	1,311,311	96,152,819	857,072	14,027,131
Net realized and unrealized gain (loss)	151,727,107	2,083,675	27,346,403	830,768	118,605,805	940,737	15,242,115

Net change in net assets
from operations	$138,138,061	$2,039,865	$25,676,782	$809,127	$85,001,763	$867,039	$13,856,042

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
Assets
Investments, at fair value	$2,539,231	$1,489,201,769	$22,808,321	$955,655,403	$12,877,302	$986,279,858	$8,115,872
Receivables:
Investments in Fund shares sold	102	893,126	70,273	504,386	172	283,222	267
Investment Division units sold	24,647	1,415,368	—	851,062	20,433	737,694	451,023
Total assets	2,563,980	1,491,510,263	22,878,594	957,010,851	12,897,907	987,300,774	8,567,162

Liabilities
Payables:
Investments in Fund shares purchased	24,647	1,415,368	—	851,062	20,433	737,694	451,023
Investment Division units redeemed	71	840,403	69,996	471,440	18	246,629	176
Insurance fees due to Jackson	31	52,723	277	32,946	154	36,593	91
Total liabilities	24,749	2,308,494	70,273	1,355,448	20,605	1,020,916	451,290
Net assets	$2,539,231	$1,489,201,769	$22,808,321	$955,655,403	$12,877,302	$986,279,858	$8,115,872

Investments in Funds, shares outstanding	210,550	77,887,122	1,183,618	82,597,701	1,107,249	75,751,141	610,216
Investments in Funds, at cost	$2,355,653	$1,162,591,142	$18,366,208	$910,726,599	$12,531,848	$917,290,507	$7,685,050

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	9,367	16,657,541	74,371	12,538,860	49,807	12,113,592	27,893
Total expenses	9,367	16,657,541	74,371	12,538,860	49,807	12,113,592	27,893
Net investment income (loss)	(9,367)	(16,657,541)	(74,371)	(12,538,860)	(49,807)	(12,113,592)	(27,893)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(7,424)	12,196,744	329,885	14,596,764	241,762	11,141,134	161,515
Net change in unrealized appreciation
(depreciation) on investments	86,877	159,504,205	2,859,222	9,481,768	66,799	57,456,602	326,675
Net realized and unrealized gain (loss)	79,453	171,700,949	3,189,107	24,078,532	308,561	68,597,736	488,190

Net change in net assets
from operations	$70,086	$155,043,408	$3,114,736	$11,539,672	$258,754	$56,484,144	$460,297

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Assets
Investments, at fair value	$577,953,316	$2,413,165	$508,280,258	$3,587,821	$1,096,891,627	$1,295,859	$1,510,434,082
Receivables:
Investments in Fund shares sold	246,352	22,981	701,483	301	520,989	15	791,961
Investment Division units sold	273,287	—	187,634	6,190	109,593	—	574,275
Total assets	578,472,955	2,436,146	509,169,375	3,594,312	1,097,522,209	1,295,874	1,511,800,318

Liabilities
Payables:
Investments in Fund shares purchased	273,287	—	187,634	6,190	109,593	—	574,275
Investment Division units redeemed	225,841	22,952	683,562	259	479,287	—	736,724
Insurance fees due to Jackson	20,511	29	17,921	42	41,702	15	55,237
Total liabilities	519,639	22,981	889,117	6,491	630,582	15	1,366,236
Net assets	$577,953,316	$2,413,165	$508,280,258	$3,587,821	$1,096,891,627	$1,295,859	$1,510,434,082

Investments in Funds, shares outstanding	37,432,210	154,591	64,666,699	451,298	66,197,443	77,457	117,910,545
Investments in Funds, at cost	$527,874,504	$2,281,979	$654,684,292	$4,369,509	$742,772,657	$1,089,139	$1,347,193,221

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Investment Income
Dividends	$—	$—	$73,935,387	$513,012	$—	$—	$—
Expenses
Asset-based charges	7,668,445	8,188	6,859,036	13,592	14,390,234	6,872	20,015,169
Total expenses	7,668,445	8,188	6,859,036	13,592	14,390,234	6,872	20,015,169
Net investment income (loss)	(7,668,445)	(8,188)	67,076,351	499,420	(14,390,234)	(6,872)	(20,015,169)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	3,357,780	22,488	(27,655,559)	(127,562)	50,090,176	109,476	5,752,060
Net change in unrealized appreciation
(depreciation) on investments	(37,911,886)	(64,117)	(84,380,949)	(551,480)	56,345,034	113,618	(15,147,287)
Net realized and unrealized gain (loss)	(34,554,106)	(41,629)	(112,036,508)	(679,042)	106,435,210	223,094	(9,395,227)

Net change in net assets
from operations	$(42,222,551)	$(49,817)	$(44,960,157)	$(179,622)	$92,044,976	$216,222	$(29,410,396)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class I
Assets
Investments, at fair value	$4,645,445	$474,410,648	$2,981,468	$5,059,491,875	$16,416,962	$933,081,811	$3,910,785
Receivables:
Investments in Fund shares sold	129	147,843	5,585	4,178,927	58,272	857,391	8,186
Investment Division units sold	700	268,111	7,602	2,056,012	—	246,406	—
Total assets	4,646,274	474,826,602	2,994,655	5,065,726,814	16,475,234	934,185,608	3,918,971

Liabilities
Payables:
Investments in Fund shares purchased	700	268,111	7,602	2,056,012	—	246,406	—
Investment Division units redeemed	73	130,770	5,549	3,996,016	58,075	823,018	8,139
Insurance fees due to Jackson	56	17,073	36	182,911	197	34,373	47
Total liabilities	829	415,954	13,187	6,234,939	58,272	1,103,797	8,186
Net assets	$4,645,445	$474,410,648	$2,981,468	$5,059,491,875	$16,416,962	$933,081,811	$3,910,785

Investments in Funds, shares outstanding	377,372	51,066,808	317,177	202,379,675	650,177	44,138,212	183,347
Investments in Funds, at cost	$4,306,288	$484,972,887	$2,884,680	$3,553,641,119	$13,844,392	$720,492,148	$3,348,096

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class I
Investment Income
Dividends	$—	$7,639,185	$56,379	$—	$—	$—	$—
Expenses
Asset-based charges	14,798	5,731,588	10,060	64,180,640	56,028	11,697,183	12,818
Total expenses	14,798	5,731,588	10,060	64,180,640	56,028	11,697,183	12,818
Net investment income (loss)	(14,798)	1,907,597	46,319	(64,180,640)	(56,028)	(11,697,183)	(12,818)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	1,826,659	11,116	—	—	—	—
Investments	(20,557)	(30,042,552)	(153,870)	252,010,225	(64,190)	20,410,975	48,787
Net change in unrealized appreciation
(depreciation) on investments	159,077	(8,098,084)	111,183	(152,158,311)	1,301,270	122,327,656	559,297
Net realized and unrealized gain (loss)	138,520	(36,313,977)	(31,571)	99,851,914	1,237,080	142,738,631	608,084

Net change in net assets
from operations	$123,722	$(34,406,380)	$14,748	$35,671,274	$1,181,052	$131,041,448	$595,266

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class I	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Assets
Investments, at fair value	$2,719,187,245	$15,867,516	$54,442,900	$1,396,711	$599,313,517	$4,002,130	$2,362,130,568
Receivables:
Investments in Fund shares sold	1,501,338	279	12,055	17	3,431,417	413	1,522,035
Investment Division units sold	725,846	10,201	10,125	6,974	74,755	1,674	521,922
Total assets	2,721,414,429	15,877,996	54,465,080	1,403,702	602,819,689	4,004,217	2,364,174,525

Liabilities
Payables:
Investments in Fund shares purchased	725,846	10,201	10,125	6,974	74,755	1,674	521,922
Investment Division units redeemed	1,401,854	89	10,385	—	3,409,265	365	1,433,301
Insurance fees due to Jackson	99,484	190	1,670	17	22,152	48	88,734
Total liabilities	2,227,184	10,480	22,180	6,991	3,506,172	2,087	2,043,957
Net assets	$2,719,187,245	$15,867,516	$54,442,900	$1,396,711	$599,313,517	$4,002,130	$2,362,130,568

Investments in Funds, shares outstanding	184,476,747	1,055,723	5,229,866	133,657	42,534,671	277,733	74,869,432
Investments in Funds, at cost	$2,679,343,687	$15,382,500	$50,232,424	$1,349,943	$593,388,883	$3,800,259	$1,383,563,083

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class I	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	35,820,528	53,464	561,314	5,576	7,519,439	14,475	28,543,804
Total expenses	35,820,528	53,464	561,314	5,576	7,519,439	14,475	28,543,804
Net investment income (loss)	(35,820,528)	(53,464)	(561,314)	(5,576)	(7,519,439)	(14,475)	(28,543,804)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(104,725,423)	(868,869)	(3,742,812)	(75,318)	(37,347,368)	(208,726)	152,907,827
Net change in unrealized appreciation
(depreciation) on investments	(74,647,000)	581,693	2,687,335	45,535	23,775,877	381,539	246,012,251
Net realized and unrealized gain (loss)	(179,372,423)	(287,176)	(1,055,477)	(29,783)	(13,571,491)	172,813	398,920,078

Net change in net assets
from operations	$(215,192,951)	$(340,640)	$(1,616,791)	$(35,359)	$(21,090,930)	$158,338	$370,376,274

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I
Assets
Investments, at fair value	$11,611,445	$1,126,754,956	$1,975,634	$5,235,494,559	$14,268,793	$2,619,722,662	$4,289,352
Receivables:
Investments in Fund shares sold	177	467,785	24	2,502,525	292	1,402,842	51
Investment Division units sold	—	106,666	—	1,029,353	—	129,990	—
Total assets	11,611,622	1,127,329,407	1,975,658	5,239,026,437	14,269,085	2,621,255,494	4,289,403

Liabilities
Payables:
Investments in Fund shares purchased	—	106,666	—	1,029,353	—	129,990	—
Investment Division units redeemed	35	425,043	—	2,305,014	120	1,303,663	—
Insurance fees due to Jackson	142	42,742	24	197,511	172	99,179	51
Total liabilities	177	574,451	24	3,531,878	292	1,532,832	51
Net assets	$11,611,445	$1,126,754,956	$1,975,634	$5,235,494,559	$14,268,793	$2,619,722,662	$4,289,352

Investments in Funds, shares outstanding	364,452	71,133,520	123,864	199,828,037	539,463	136,231,028	220,873
Investments in Funds, at cost	$9,096,687	$913,226,221	$1,820,951	$2,988,540,727	$11,734,961	$1,798,422,552	$3,563,998

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	45,562	15,326,849	8,279	65,787,631	44,754	34,929,289	16,994
Total expenses	45,562	15,326,849	8,279	65,787,631	44,754	34,929,289	16,994
Net investment income (loss)	(45,562)	(15,326,849)	(8,279)	(65,787,631)	(44,754)	(34,929,289)	(16,994)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	280,771	43,448,006	(160,941)	352,844,697	382,272	119,581,220	175,746
Net change in unrealized appreciation
(depreciation) on investments	1,390,290	47,475,157	63,307	470,279,429	1,638,870	169,679,483	419,221
Net realized and unrealized gain (loss)	1,671,061	90,923,163	(97,634)	823,124,126	2,021,142	289,260,703	594,967

Net change in net assets
from operations	$1,625,499	$75,596,314	$(105,913)	$757,336,495	$1,976,388	$254,331,414	$577,973

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Assets
Investments, at fair value	$5,342,095,296	$5,498,099	$340,889,787	$1,397,626	$211,657,046	$8,210,342	$395,824,809
Receivables:
Investments in Fund shares sold	1,423,426	205	234,292	17	111,588	122	320,526
Investment Division units sold	400,150	—	1,265,703	2,002	468,839	24,647	41,030
Total assets	5,343,918,872	5,498,304	342,389,782	1,399,645	212,237,473	8,235,111	396,186,365

Liabilities
Payables:
Investments in Fund shares purchased	400,150	—	1,265,703	2,002	468,839	24,647	41,030
Investment Division units redeemed	1,221,573	140	221,887	—	104,050	23	307,207
Insurance fees due to Jackson	201,853	65	12,405	17	7,538	99	13,319
Total liabilities	1,823,576	205	1,499,995	2,019	580,427	24,769	361,556
Net assets	$5,342,095,296	$5,498,099	$340,889,787	$1,397,626	$211,657,046	$8,210,342	$395,824,809

Investments in Funds, shares outstanding	232,771,037	237,089	25,139,365	102,240	14,749,620	566,621	33,318,587
Investments in Funds, at cost	$3,304,042,372	$4,395,676	$329,609,807	$1,249,857	$169,279,582	$6,570,978	$370,416,089

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$11,422,122
Expenses
Asset-based charges	68,947,014	24,985	4,215,133	3,733	1,462,880	18,996	4,265,977
Total expenses	68,947,014	24,985	4,215,133	3,733	1,462,880	18,996	4,265,977
Net investment income (loss)	(68,947,014)	(24,985)	(4,215,133)	(3,733)	(1,462,880)	(18,996)	7,156,145

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	298,969,982	646,903	(17,175,890)	(46,459)	3,267,305	132,965	(23,468,350)
Net change in unrealized appreciation
(depreciation) on investments	411,916,872	517,006	17,731,709	157,207	37,018,436	1,376,891	41,486,540
Net realized and unrealized gain (loss)	710,886,854	1,163,909	555,819	110,748	40,285,741	1,509,856	18,018,190

Net change in net assets
from operations	$641,939,840	$1,138,924	$(3,659,314)	$107,015	$38,822,861	$1,490,860	$25,174,335

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Assets
Investments, at fair value	$5,458,520	$30,399,784	$917,233	$108,424,924	$3,297,873	$1,759,003,763	$13,349,344
Receivables:
Investments in Fund shares sold	63,978	11,274	11	11,708	205	1,057,891	1,636
Investment Division units sold	—	61,008	—	130,528	—	174,274	—
Total assets	5,522,498	30,472,066	917,244	108,567,160	3,298,078	1,760,235,928	13,350,980

Liabilities
Payables:
Investments in Fund shares purchased	—	61,008	—	130,528	—	174,274	—
Investment Division units redeemed	63,912	10,198	—	7,929	165	991,766	1,478
Insurance fees due to Jackson	66	1,076	11	3,779	40	66,125	158
Total liabilities	63,978	72,282	11	142,236	205	1,232,165	1,636
Net assets	$5,458,520	$30,399,784	$917,233	$108,424,924	$3,297,873	$1,759,003,763	$13,349,344

Investments in Funds, shares outstanding	458,699	3,043,021	91,267	9,363,120	282,111	73,078,677	542,436
Investments in Funds, at cost	$4,721,982	$32,616,582	$991,051	$97,019,032	$3,010,674	$1,159,813,086	$10,171,674

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Investment Income
Dividends	$180,584	$524,360	$16,533	$—	$—	$—	$—
Expenses
Asset-based charges	16,403	379,366	2,825	1,237,871	10,966	21,472,593	46,455
Total expenses	16,403	379,366	2,825	1,237,871	10,966	21,472,593	46,455
Net investment income (loss)	164,181	144,994	13,708	(1,237,871)	(10,966)	(21,472,593)	(46,455)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	2,652,580	76,803	—	—	—	—
Investments	(172,068)	(1,920,264)	(9,354)	(1,336,691)	(30,250)	78,195,089	163,125
Net change in unrealized appreciation
(depreciation) on investments	711,449	(3,172,421)	(106,505)	3,383,003	92,748	307,699,646	2,880,796
Net realized and unrealized gain (loss)	539,381	(2,440,105)	(39,056)	2,046,312	62,498	385,894,735	3,043,921

Net change in net assets
from operations	$703,562	$(2,295,111)	$(25,348)	$808,441	$51,532	$364,422,142	$2,997,466

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Assets
Investments, at fair value	$839,871,140	$2,660,274	$841,335,800	$4,547,843	$2,328,186,949	$19,230,910	$1,395,067,713
Receivables:
Investments in Fund shares sold	549,355	9,132	580,145	866	1,258,875	24,124	840,663
Investment Division units sold	529,399	30,202	166,210	59,058	1,661,202	56,449	115,835
Total assets	840,949,894	2,699,608	842,082,155	4,607,767	2,331,107,026	19,311,483	1,396,024,211

Liabilities
Payables:
Investments in Fund shares purchased	529,399	30,202	166,210	59,058	1,661,202	56,449	115,835
Investment Division units redeemed	518,804	9,100	549,812	812	1,174,957	23,894	788,768
Insurance fees due to Jackson	30,551	32	30,333	54	83,918	230	51,895
Total liabilities	1,078,754	39,334	746,355	59,924	2,920,077	80,573	956,498
Net assets	$839,871,140	$2,660,274	$841,335,800	$4,547,843	$2,328,186,949	$19,230,910	$1,395,067,713

Investments in Funds, shares outstanding	87,852,630	272,290	55,169,561	280,731	55,485,866	437,464	100,799,690
Investments in Funds, at cost	$865,480,681	$2,627,061	$700,011,358	$4,015,792	$1,354,284,297	$13,762,225	$1,097,628,140

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Investment Income
Dividends	$—	$—	$15,935,464	$86,758	$—	$—	$—
Expenses
Asset-based charges	11,546,688	9,085	10,102,404	13,740	22,284,445	44,719	12,241,725
Total expenses	11,546,688	9,085	10,102,404	13,740	22,284,445	44,719	12,241,725
Net investment income (loss)	(11,546,688)	(9,085)	5,833,060	73,018	(22,284,445)	(44,719)	(12,241,725)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	13,447,609	63,272	—	—	—
Investments	(24,526,841)	(60,746)	7,304,686	(2,744)	112,338,605	547,851	20,983,462
Net change in unrealized appreciation
(depreciation) on investments	(116,582,046)	(106,588)	58,589,234	427,151	706,157,848	5,171,398	292,937,143
Net realized and unrealized gain (loss)	(141,108,887)	(167,334)	79,341,529	487,679	818,496,453	5,719,249	313,920,605

Net change in net assets
from operations	$(152,655,575)	$(176,419)	$85,174,589	$560,697	$796,212,008	$5,674,530	$301,678,880

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Growth & Income Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Assets
Investments, at fair value	$1,637,848	$671,372,769	$3,382,639	$310,397,750	$9,016,953	$3,166,067,525	$34,480,664
Receivables:
Investments in Fund shares sold	2,858	392,308	595	348,892	17,388	2,771,063	19,726
Investment Division units sold	—	341,051	32,716	766,010	—	1,873,693	27,231
Total assets	1,640,706	672,106,128	3,415,950	311,512,652	9,034,341	3,170,712,281	34,527,621

Liabilities
Payables:
Investments in Fund shares purchased	—	341,051	32,716	766,010	—	1,873,693	27,231
Investment Division units redeemed	2,838	366,928	555	338,495	17,280	2,658,221	19,311
Insurance fees due to Jackson	20	25,380	40	10,397	108	112,842	415
Total liabilities	2,858	733,359	33,311	1,114,902	17,388	4,644,756	46,957
Net assets	$1,637,848	$671,372,769	$3,382,639	$310,397,750	$9,016,953	$3,166,067,525	$34,480,664

Investments in Funds, shares outstanding	117,408	56,181,822	278,636	25,652,707	740,916	51,733,129	543,773
Investments in Funds, at cost	$1,329,637	$578,276,227	$2,912,309	$275,392,128	$8,179,017	$1,973,708,011	$25,881,011

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Growth & Income Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$1,259,808	$38,247	$—	$—
Expenses
Asset-based charges	4,442	7,908,556	8,823	2,439,004	22,284	30,214,401	89,486
Total expenses	4,442	7,908,556	8,823	2,439,004	22,284	30,214,401	89,486
Net investment income (loss)	(4,442)	(7,908,556)	(8,823)	(1,179,196)	15,963	(30,214,401)	(89,486)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	44,730	1,600,601	(13,732)	3,332,492	35,603	170,227,100	2,120,951
Net change in unrealized appreciation
(depreciation) on investments	307,186	10,782,399	319,337	30,919,923	673,915	802,155,825	7,101,370
Net realized and unrealized gain (loss)	351,916	12,383,000	305,605	34,252,415	709,518	972,382,925	9,222,321

Net change in net assets
from operations	$347,474	$4,474,444	$296,782	$33,073,219	$725,481	$942,168,524	$9,132,835

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class A
Assets
Investments, at fair value	$1,563,966,061	$27,071,495	$71,681,179	$2,206,114	$433,958,250	$2,235,662	$187,267,930
Receivables:
Investments in Fund shares sold	1,252,672	783	143,490	38	348,517	27	305,907
Investment Division units sold	4,704,681	34,649	179,364	49,294	272,859	2,925	863,470
Total assets	1,569,923,414	27,106,927	72,004,033	2,255,446	434,579,626	2,238,614	188,437,307

Liabilities
Payables:
Investments in Fund shares purchased	4,704,681	34,649	179,364	49,294	272,859	2,925	863,470
Investment Division units redeemed	1,197,349	462	141,323	12	332,293	—	299,516
Insurance fees due to Jackson	55,323	321	2,167	26	16,224	27	6,391
Total liabilities	5,957,353	35,432	322,854	49,332	621,376	2,952	1,169,377
Net assets	$1,563,966,061	$27,071,495	$71,681,179	$2,206,114	$433,958,250	$2,235,662	$187,267,930

Investments in Funds, shares outstanding	108,158,096	1,769,379	4,419,308	135,677	28,051,600	143,404	17,920,376
Investments in Funds, at cost	$1,503,322,623	$26,441,282	$57,014,895	$1,849,293	$309,830,074	$1,782,200	$184,954,955

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I(a)	JNL/Lord Abbett Short Duration Income Fund - Class A(a)
Investment Income
Dividends	$—	$—	$338,312	$15,105	$824,525	$3,977	$—
Expenses
Asset-based charges	18,457,456	76,560	732,419	7,902	3,619,818	5,770	738,109
Total expenses	18,457,456	76,560	732,419	7,902	3,619,818	5,770	738,109
Net investment income (loss)	(18,457,456)	(76,560)	(394,107)	7,203	(2,795,293)	(1,793)	(738,109)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	1,669,405	7,995	—
Investments	32,643,827	377,727	1,555,674	25,353	14,906,231	205,292	525,813
Net change in unrealized appreciation
(depreciation) on investments	44,572,478	379,586	4,618,703	238,591	123,842,283	453,462	2,312,975
Net realized and unrealized gain (loss)	77,216,305	757,313	6,174,377	263,944	140,417,919	666,749	2,838,788

Net change in net assets
from operations	$58,758,849	$680,753	$5,780,270	$271,147	$137,622,626	$664,956	$2,100,679

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Lord Abbett Short Duration Income Fund - Class I	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
Assets
Investments, at fair value	$4,261,453	$1,059,817,671	$13,881,366	$232,677,219	$4,312,765	$1,670,471,494	$12,377,677
Receivables:
Investments in Fund shares sold	172	1,177,735	273	111,280	58	2,246,513	62,880
Investment Division units sold	—	959,346	62,433	322,700	32,537	3,259,508	15,656
Total assets	4,261,625	1,061,954,752	13,944,072	233,111,199	4,345,360	1,675,977,515	12,456,213

Liabilities
Payables:
Investments in Fund shares purchased	—	959,346	62,433	322,700	32,537	3,259,508	15,656
Investment Division units redeemed	120	1,140,128	109	102,965	7	2,186,076	62,731
Insurance fees due to Jackson	52	37,607	164	8,315	51	60,437	149
Total liabilities	172	2,137,081	62,706	433,980	32,595	5,506,021	78,536
Net assets	$4,261,453	$1,059,817,671	$13,881,366	$232,677,219	$4,312,765	$1,670,471,494	$12,377,677

Investments in Funds, shares outstanding	407,016	82,092,771	1,032,840	12,855,095	254,290	44,665,013	322,251
Investments in Funds, at cost	$4,214,125	$997,455,674	$13,444,647	$183,056,382	$3,605,636	$1,017,286,646	$9,519,243

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Lord Abbett Short Duration Income Fund - Class I(a)	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	7,809	12,818,505	40,911	2,266,107	9,850	16,879,557	29,615
Total expenses	7,809	12,818,505	40,911	2,266,107	9,850	16,879,557	29,615
Net investment income (loss)	(7,809)	(12,818,505)	(40,911)	(2,266,107)	(9,850)	(16,879,557)	(29,615)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	38,556	15,937,932	143,554	5,981,705	113,634	104,658,927	579,173
Net change in unrealized appreciation
(depreciation) on investments	47,328	46,777,568	376,510	37,614,780	610,614	393,433,073	2,382,314
Net realized and unrealized gain (loss)	85,884	62,715,500	520,064	43,596,485	724,248	498,092,000	2,961,487

Net change in net assets
from operations	$78,075	$49,896,995	$479,153	$41,330,378	$714,398	$481,212,443	$2,931,872

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
Assets
Investments, at fair value	$206,261,437	$3,094,811	$1,118,914,823	$13,958,079	$1,045,448,745	$14,184,301	$768,162,999
Receivables:
Investments in Fund shares sold	143,596	52	993,803	287	677,095	255	3,024,517
Investment Division units sold	237,976	12,250	895,670	12,250	3,042,187	63,480	329,947
Total assets	206,643,009	3,107,113	1,120,804,296	13,970,616	1,049,168,027	14,248,036	771,517,463

Liabilities
Payables:
Investments in Fund shares purchased	237,976	12,250	895,670	12,250	3,042,187	63,480	329,947
Investment Division units redeemed	136,196	14	952,576	121	639,107	86	2,996,119
Insurance fees due to Jackson	7,400	38	41,227	166	37,988	169	28,398
Total liabilities	381,572	12,302	1,889,473	12,537	3,719,282	63,735	3,354,464
Net assets	$206,261,437	$3,094,811	$1,118,914,823	$13,958,079	$1,045,448,745	$14,184,301	$768,162,999

Investments in Funds, shares outstanding	15,335,423	227,727	31,072,336	383,148	81,421,242	1,097,856	52,976,759
Investments in Funds, at cost	$174,735,451	$2,755,077	$800,698,848	$11,710,985	$846,687,303	$11,970,635	$1,092,249,608

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$30,031,280	$419,519	$—
Expenses
Asset-based charges	2,469,337	9,185	13,177,996	46,973	12,510,643	41,395	9,784,551
Total expenses	2,469,337	9,185	13,177,996	46,973	12,510,643	41,395	9,784,551
Net investment income (loss)	(2,469,337)	(9,185)	(13,177,996)	(46,973)	17,520,637	378,124	(9,784,551)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	9,312,112	119,742	73,741,811	764,017	4,539,499	(116,576)	(156,854,972)
Net change in unrealized appreciation
(depreciation) on investments	17,301,525	192,108	29,108,952	1,567,636	100,049,690	1,823,899	(139,348,920)
Net realized and unrealized gain (loss)	26,613,637	311,850	102,850,763	2,331,653	104,589,189	1,707,323	(296,203,892)

Net change in net assets
from operations	$24,144,300	$302,665	$89,672,767	$2,284,680	$122,109,826	$2,085,447	$(305,988,443)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I
Assets
Investments, at fair value	$3,527,420	$187,708,871	$2,925,478	$1,018,209,951	$9,017,078	$3,427,547,551	$23,100,052
Receivables:
Investments in Fund shares sold	154	59,428	36	477,502	226	1,776,824	10,478
Investment Division units sold	30,823	18,593	—	314,931	—	1,752,576	73,420
Total assets	3,558,397	187,786,892	2,925,514	1,019,002,384	9,017,304	3,431,076,951	23,183,950

Liabilities
Payables:
Investments in Fund shares purchased	30,823	18,593	—	314,931	—	1,752,576	73,420
Investment Division units redeemed	112	53,716	—	440,522	118	1,651,857	10,200
Insurance fees due to Jackson	42	5,712	36	36,980	108	124,967	278
Total liabilities	30,977	78,021	36	792,433	226	3,529,400	83,898
Net assets	$3,527,420	$187,708,871	$2,925,478	$1,018,209,951	$9,017,078	$3,427,547,551	$23,100,052

Investments in Funds, shares outstanding	237,377	9,968,607	154,054	69,313,135	607,620	91,572,203	609,500
Investments in Funds, at cost	$3,611,602	$156,537,776	$2,457,559	$842,319,101	$7,801,022	$2,420,250,797	$19,202,389

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	11,130	1,930,643	10,699	12,454,140	27,328	40,882,594	71,572
Total expenses	11,130	1,930,643	10,699	12,454,140	27,328	40,882,594	71,572
Net investment income (loss)	(11,130)	(1,930,643)	(10,699)	(12,454,140)	(27,328)	(40,882,594)	(71,572)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(864,014)	(2,164,906)	(70,626)	2,876,914	(292,309)	168,238,846	848,789
Net change in unrealized appreciation
(depreciation) on investments	104,194	11,010	246,967	(63,138,903)	701,770	340,761,736	2,368,569
Net realized and unrealized gain (loss)	(759,820)	(2,153,896)	176,341	(60,261,989)	409,461	509,000,582	3,217,358

Net change in net assets
from operations	$(770,950)	$(4,084,539)	$165,642	$(72,716,129)	$382,133	$468,117,988	$3,145,786

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Assets
Investments, at fair value	$1,154,051,940	$1,888,959	$101,673,813	$3,239,313	$4,505,629,047	$54,066,402	$1,348,997,319
Receivables:
Investments in Fund shares sold	272,156	22	150,407	40,683	4,818,371	84,114	951,326
Investment Division units sold	52,040	—	196,874	—	2,305,148	62,370	837,636
Total assets	1,154,376,136	1,888,981	102,021,094	3,279,996	4,512,752,566	54,212,886	1,350,786,281

Liabilities
Payables:
Investments in Fund shares purchased	52,040	—	196,874	—	2,305,148	62,370	837,636
Investment Division units redeemed	229,241	—	146,833	40,643	4,654,566	83,467	902,890
Insurance fees due to Jackson	42,915	22	3,574	40	163,805	647	48,436
Total liabilities	324,196	22	347,281	40,683	7,123,519	146,484	1,788,962
Net assets	$1,154,051,940	$1,888,959	$101,673,813	$3,239,313	$4,505,629,047	$54,066,402	$1,348,997,319

Investments in Funds, shares outstanding	62,788,462	101,666	7,542,568	237,835	140,231,218	1,636,392	94,799,530
Investments in Funds, at cost	$833,251,636	$1,586,505	$86,171,066	$2,821,930	$2,392,801,331	$39,186,576	$1,268,225,240

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$42,660,794
Expenses
Asset-based charges	14,584,898	6,496	863,487	6,594	48,487,095	151,158	16,046,431
Total expenses	14,584,898	6,496	863,487	6,594	48,487,095	151,158	16,046,431
Net investment income (loss)	(14,584,898)	(6,496)	(863,487)	(6,594)	(48,487,095)	(151,158)	26,614,363

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	13,433,650
Investments	37,872,890	41,236	901,700	38,142	480,302,330	3,558,176	(30,046,119)
Net change in unrealized appreciation
(depreciation) on investments	68,289,434	203,138	9,984,650	312,178	937,037,401	10,997,966	53,790,950
Net realized and unrealized gain (loss)	106,162,324	244,374	10,886,350	350,320	1,417,339,731	14,556,142	37,178,481

Net change in net assets
from operations	$91,577,426	$237,878	$10,022,863	$343,726	$1,368,852,636	$14,404,984	$63,792,844

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I
Assets
Investments, at fair value	$22,438,363	$72,348,576	$1,968,363	$132,736,434	$4,623,605	$353,758,964	$4,271,613
Receivables:
Investments in Fund shares sold	545	115,092	24	66,464	1,606	261,244	50,891
Investment Division units sold	8,712	205,619	13,071	188,995	—	35,905	2,177
Total assets	22,447,620	72,669,287	1,981,458	132,991,893	4,625,211	354,056,113	4,324,681

Liabilities
Payables:
Investments in Fund shares purchased	8,712	205,619	13,071	188,995	—	35,905	2,177
Investment Division units redeemed	276	112,528	—	61,981	1,551	247,828	50,839
Insurance fees due to Jackson	269	2,564	24	4,483	55	13,416	52
Total liabilities	9,257	320,711	13,095	255,459	1,606	297,149	53,068
Net assets	$22,438,363	$72,348,576	$1,968,363	$132,736,434	$4,623,605	$353,758,964	$4,271,613

Investments in Funds, shares outstanding	1,503,912	5,705,724	153,658	7,986,548	275,871	11,404,222	137,086
Investments in Funds, at cost	$20,690,911	$61,743,488	$1,709,502	$107,014,674	$3,811,890	$265,823,849	$3,589,800

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I
Investment Income
Dividends	$704,770	$—	$—	$—	$—	$6,323,641	$86,977
Expenses
Asset-based charges	61,535	457,024	3,638	1,025,888	10,353	4,472,774	14,636
Total expenses	61,535	457,024	3,638	1,025,888	10,353	4,472,774	14,636
Net investment income (loss)	643,235	(457,024)	(3,638)	(1,025,888)	(10,353)	1,850,867	72,341

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	202,638	—	—	—	—	2,011,536	23,583
Investments	(567,700)	1,024,871	36,003	2,619,947	140,314	12,056,534	(81,918)
Net change in unrealized appreciation
(depreciation) on investments	1,764,371	9,355,835	224,541	17,013,753	772,936	25,134,039	522,060
Net realized and unrealized gain (loss)	1,399,309	10,380,706	260,544	19,633,700	913,250	39,202,109	463,725

Net change in net assets
from operations	$2,042,544	$9,923,682	$256,906	$18,607,812	$902,897	$41,052,976	$536,066

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Assets
Investments, at fair value	$5,324,342,584	$79,233,379	$97,480,980	$6,312,437	$2,901,024,423	$41,612,324	$9,490,834,431
Receivables:
Investments in Fund shares sold	4,144,835	15,446	32,610	201	2,511,849	5,135	9,813,874
Investment Division units sold	2,603,629	121,893	206,758	4,538	2,241,329	27,498	6,205,568
Total assets	5,331,091,048	79,370,718	97,720,348	6,317,176	2,905,777,601	41,644,957	9,506,853,873

Liabilities
Payables:
Investments in Fund shares purchased	2,603,629	121,893	206,758	4,538	2,241,329	27,498	6,205,568
Investment Division units redeemed	3,953,288	14,498	29,275	125	2,407,541	4,638	9,473,277
Insurance fees due to Jackson	191,547	948	3,335	76	104,308	497	340,597
Total liabilities	6,748,464	137,339	239,368	4,739	4,753,178	32,633	16,019,442
Net assets	$5,324,342,584	$79,233,379	$97,480,980	$6,312,437	$2,901,024,423	$41,612,324	$9,490,834,431

Investments in Funds, shares outstanding	115,370,370	2,596,113	8,303,320	534,047	114,213,560	1,595,565	333,245,591
Investments in Funds, at cost	$3,206,302,489	$58,612,333	$94,374,655	$5,937,807	$2,211,796,163	$33,773,114	$6,739,022,196

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	53,849,874	215,356	1,301,663	19,535	32,284,765	115,577	107,619,609
Total expenses	53,849,874	215,356	1,301,663	19,535	32,284,765	115,577	107,619,609
Net investment income (loss)	(53,849,874)	(215,356)	(1,301,663)	(19,535)	(32,284,765)	(115,577)	(107,619,609)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	434,502,765	5,104,032	(1,832,426)	20,844	25,867,337	(190,851)	389,482,398
Net change in unrealized appreciation
(depreciation) on investments	1,247,510,760	16,814,780	(10,157,654)	(73,550)	323,223,265	6,394,711	1,037,717,612
Net realized and unrealized gain (loss)	1,682,013,525	21,918,812	(11,990,080)	(52,706)	349,090,602	6,203,860	1,427,200,010

Net change in net assets
from operations	$1,628,163,651	$21,703,456	$(13,291,743)	$(72,241)	$316,805,837	$6,088,283	$1,319,580,401

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A
Assets
Investments, at fair value	$2,202,349,963	$35,209,355	$268,414,365	$3,695,876	$1,522,702,925	$11,121,519	$231,075,486
Receivables:
Investments in Fund shares sold	1,960,674	1,275	172,497	52	1,643,059	195	140,105
Investment Division units sold	923,584	11,073	257,134	12,250	1,510,135	34,092	267,633
Total assets	2,205,234,221	35,221,703	268,843,996	3,708,178	1,525,856,119	11,155,806	231,483,224

Liabilities
Payables:
Investments in Fund shares purchased	923,584	11,073	257,134	12,250	1,510,135	34,092	267,633
Investment Division units redeemed	1,880,950	854	163,235	7	1,586,839	61	132,142
Insurance fees due to Jackson	79,724	421	9,262	45	56,220	134	7,963
Total liabilities	2,884,258	12,348	429,631	12,302	3,153,194	34,287	407,738
Net assets	$2,202,349,963	$35,209,355	$268,414,365	$3,695,876	$1,522,702,925	$11,121,519	$231,075,486

Investments in Funds, shares outstanding	101,819,231	1,585,293	16,796,894	229,131	111,227,387	801,840	17,532,283
Investments in Funds, at cost	$1,776,178,928	$29,121,570	$249,480,650	$3,519,069	$1,240,988,353	$9,409,366	$203,652,914

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$2,522,126
Expenses
Asset-based charges	23,879,883	91,472	3,716,248	14,584	16,624,333	32,336	2,355,649
Total expenses	23,879,883	91,472	3,716,248	14,584	16,624,333	32,336	2,355,649
Net investment income (loss)	(23,879,883)	(91,472)	(3,716,248)	(14,584)	(16,624,333)	(32,336)	166,477

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	13,634,960
Investments	(25,190,325)	(769,082)	1,309,123	80,629	8,649,358	(7,690)	6,064,601
Net change in unrealized appreciation
(depreciation) on investments	222,682,408	5,576,437	(11,877,160)	(162,008)	151,928,445	1,103,750	11,574,440
Net realized and unrealized gain (loss)	197,492,083	4,807,355	(10,568,037)	(81,379)	160,577,803	1,096,060	31,274,001

Net change in net assets
from operations	$173,612,200	$4,715,883	$(14,284,285)	$(95,963)	$143,953,470	$1,063,724	$31,440,478

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Assets
Investments, at fair value	$5,284,420	$11,822,245	$592,702,782	$4,851,237	$749,074,470	$23,286,258	$668,209,981
Receivables:
Investments in Fund shares sold	206	1,429	695,591	12,300	795,135	305	503,634
Investment Division units sold	24,500	33,338	202,636	—	1,062,418	160,819	735,566
Total assets	5,309,126	11,857,012	593,601,009	4,863,537	750,932,023	23,447,382	669,449,181

Liabilities
Payables:
Investments in Fund shares purchased	24,500	33,338	202,636	—	1,062,418	160,819	735,566
Investment Division units redeemed	143	1,119	674,004	12,242	769,346	31	480,350
Insurance fees due to Jackson	63	310	21,587	58	25,789	274	23,284
Total liabilities	24,706	34,767	898,227	12,300	1,857,553	161,124	1,239,200
Net assets	$5,284,420	$11,822,245	$592,702,782	$4,851,237	$749,074,470	$23,286,258	$668,209,981

Investments in Funds, shares outstanding	398,523	1,113,206	49,146,168	397,969	67,912,463	2,092,206	49,314,390
Investments in Funds, at cost	$4,915,688	$12,188,314	$541,181,971	$4,482,086	$701,557,284	$21,925,354	$610,494,352

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Investment Income
Dividends	$61,939	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	13,520	109,818	7,783,352	17,653	8,796,882	87,078	7,016,877
Total expenses	13,520	109,818	7,783,352	17,653	8,796,882	87,078	7,016,877
Net investment income (loss)	48,419	(109,818)	(7,783,352)	(17,653)	(8,796,882)	(87,078)	(7,016,877)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	306,572	—	—	—	—	—	—
Investments	150,575	(1,857,305)	(755,159)	8,065	1,021,891	90,743	10,110,411
Net change in unrealized appreciation
(depreciation) on investments	258,581	536,661	34,737,263	319,383	32,711,473	1,078,676	39,189,346
Net realized and unrealized gain (loss)	715,728	(1,320,644)	33,982,104	327,448	33,733,364	1,169,419	49,299,757

Net change in net assets
from operations	$764,147	$(1,430,462)	$26,198,752	$309,795	$24,936,482	$1,082,341	$42,282,880

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Assets
Investments, at fair value	$12,303,184	$1,150,817,612	$8,340,532	$996,246,823	$5,324,289	$1,310,103,615	$7,031,215
Receivables:
Investments in Fund shares sold	193	499,857	353	639,178	7,300	497,125	271
Investment Division units sold	2,177	2,331,815	30,674	300,307	49,294	717,740	42,643
Total assets	12,305,554	1,153,649,284	8,371,559	997,186,308	5,380,883	1,311,318,480	7,074,129

Liabilities
Payables:
Investments in Fund shares purchased	2,177	2,331,815	30,674	300,307	49,294	717,740	42,643
Investment Division units redeemed	53	457,578	253	603,314	7,236	449,673	189
Insurance fees due to Jackson	140	42,279	100	35,864	64	47,452	82
Total liabilities	2,370	2,831,672	31,027	939,485	56,594	1,214,865	42,914
Net assets	$12,303,184	$1,150,817,612	$8,340,532	$996,246,823	$5,324,289	$1,310,103,615	$7,031,215

Investments in Funds, shares outstanding	903,317	98,613,334	703,249	90,650,302	480,966	89,671,705	408,317
Investments in Funds, at cost	$11,364,567	$1,076,364,487	$7,821,220	$963,271,775	$5,103,596	$1,193,152,446	$6,404,953

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	38,602	13,706,450	21,863	14,166,022	22,942	17,285,991	31,639
Total expenses	38,602	13,706,450	21,863	14,166,022	22,942	17,285,991	31,639
Net investment income (loss)	(38,602)	(13,706,450)	(21,863)	(14,166,022)	(22,942)	(17,285,991)	(31,639)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	205,432	3,694,118	141,855	(15,941,215)	(58,242)	(4,834,443)	(349,176)
Net change in unrealized appreciation
(depreciation) on investments	736,278	103,143,905	377,705	(1,253,285)	38,386	56,226,107	200,199
Net realized and unrealized gain (loss)	941,710	106,838,023	519,560	(17,194,500)	(19,856)	51,391,664	(148,977)

Net change in net assets
from operations	$903,108	$93,131,573	$497,697	$(31,360,522)	$(42,798)	$34,105,673	$(180,616)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A
Assets
Investments, at fair value	$367,028,394	$1,044,749	$760,691,073	$9,017,167	$176,079,998	$827,304	$246,719,720
Receivables:
Investments in Fund shares sold	202,361	45,655	564,589	183	125,524	10,077	62,193
Investment Division units sold	176,153	—	896,475	695	63,866	—	61,839
Total assets	367,406,908	1,090,404	762,152,137	9,018,045	176,269,388	837,381	246,843,752

Liabilities
Payables:
Investments in Fund shares purchased	176,153	—	896,475	695	63,866	—	61,839
Investment Division units redeemed	188,737	45,642	537,732	76	119,219	10,067	53,310
Insurance fees due to Jackson	13,624	13	26,857	107	6,305	10	8,883
Total liabilities	378,514	45,655	1,461,064	878	189,390	10,077	124,032
Net assets	$367,028,394	$1,044,749	$760,691,073	$9,017,167	$176,079,998	$827,304	$246,719,720

Investments in Funds, shares outstanding	29,912,665	82,070	54,568,944	644,544	13,420,732	62,017	21,891,723
Investments in Funds, at cost	$367,505,703	$1,164,062	$703,715,431	$8,333,599	$185,069,715	$748,342	$265,902,407

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$13,964,090
Expenses
Asset-based charges	4,603,452	4,310	7,338,131	27,076	2,164,291	2,727	3,018,177
Total expenses	4,603,452	4,310	7,338,131	27,076	2,164,291	2,727	3,018,177
Net investment income (loss)	(4,603,452)	(4,310)	(7,338,131)	(27,076)	(2,164,291)	(2,727)	10,945,913

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(34,457,118)	(144,094)	14,832,208	96,145	(16,805,094)	(14,498)	(18,205,548)
Net change in unrealized appreciation
(depreciation) on investments	3,264,187	49,491	35,968,759	458,309	19,125,777	106,723	(5,424,635)
Net realized and unrealized gain (loss)	(31,192,931)	(94,603)	50,800,967	554,454	2,320,683	92,225	(23,630,183)

Net change in net assets
from operations	$(35,796,383)	$(98,913)	$43,462,836	$527,378	$156,392	$89,498	$(12,684,270)

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I
Assets
Investments, at fair value	$453,898	$388,632,122	$2,154,789	$2,356,466,220	$5,230,092	$474,608,239	$659,388
Receivables:
Investments in Fund shares sold	6	205,413	86	3,255,623	63	31,253	8
Investment Division units sold	—	223,456	23,002	191,703	—	111,625	—
Total assets	453,904	389,060,991	2,177,877	2,359,913,546	5,230,155	474,751,117	659,396

Liabilities
Payables:
Investments in Fund shares purchased	—	223,456	23,002	191,703	—	111,625	—
Investment Division units redeemed	1	191,302	60	3,163,382	—	17,304	—
Insurance fees due to Jackson	5	14,111	26	92,241	63	13,949	8
Total liabilities	6	428,869	23,088	3,447,326	63	142,878	8
Net assets	$453,898	$388,632,122	$2,154,789	$2,356,466,220	$5,230,092	$474,608,239	$659,388

Investments in Funds, shares outstanding	39,886	58,178,461	329,983	150,189,052	331,648	31,142,273	42,873
Investments in Funds, at cost	$438,520	$429,229,262	$1,914,693	$1,853,605,061	$4,952,564	$376,821,859	$600,893

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I(a)
Investment Income
Dividends	$25,486	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,604	4,394,126	5,852	31,537,293	22,530	4,524,142	995
Total expenses	1,604	4,394,126	5,852	31,537,293	22,530	4,524,142	995
Net investment income (loss)	23,882	(4,394,126)	(5,852)	(31,537,293)	(22,530)	(4,524,142)	(995)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(29,376)	(48,302,926)	(105,923)	39,083,936	(139,410)	14,085,581	1,216
Net change in unrealized appreciation
(depreciation) on investments	1,394	74,182,149	389,332	150,006,931	593,477	31,632,247	58,495
Net realized and unrealized gain (loss)	(27,982)	25,879,223	283,409	189,090,867	454,067	45,717,828	59,711

Net change in net assets
from operations	$(4,100)	$21,485,097	$277,557	$157,553,574	$431,537	$41,193,686	$58,716

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Operations is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Assets
Investments, at fair value	$7,864,908,692	$134,641,464	$8,695,652,077	$89,079,336	$5,961,538,630	$48,931,358	$1,406,983,790
Receivables:
Investments in Fund shares sold	3,873,626	48,277	5,793,605	56,037	4,038,038	78,823	2,471,096
Investment Division units sold	16,378,263	46,727	4,095,305	55,294	1,893,473	163,731	1,655,685
Total assets	7,885,160,581	134,736,468	8,705,540,987	89,190,667	5,967,470,141	49,173,912	1,411,110,571

Liabilities
Payables:
Investments in Fund shares purchased	16,378,263	46,727	4,095,305	55,294	1,893,473	163,731	1,655,685
Investment Division units redeemed	3,605,979	46,655	5,479,744	54,975	3,817,783	78,231	2,422,388
Insurance fees due to Jackson	267,647	1,622	313,861	1,062	220,255	592	48,708
Total liabilities	20,251,889	95,004	9,888,910	111,331	5,931,511	242,554	4,126,781
Net assets	$7,864,908,692	$134,641,464	$8,695,652,077	$89,079,336	$5,961,538,630	$48,931,358	$1,406,983,790

Investments in Funds, shares outstanding	388,774,528	6,600,072	127,296,912	1,252,874	86,025,088	668,735	133,111,049
Investments in Funds, at cost	$6,105,642,639	$111,760,237	$5,303,697,010	$66,881,669	$3,756,912,882	$37,431,355	$1,349,453,542

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	78,108,879	424,790	97,272,208	269,383	70,530,408	161,325	16,259,345
Total expenses	78,108,879	424,790	97,272,208	269,383	70,530,408	161,325	16,259,345
Net investment income (loss)	(78,108,879)	(424,790)	(97,272,208)	(269,383)	(70,530,408)	(161,325)	(16,259,345)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	174,565,650	2,958,096	559,030,739	3,360,466	329,904,681	1,478,304	18,130,872
Net change in unrealized appreciation
(depreciation) on investments	944,887,237	16,056,452	1,831,527,384	18,217,105	798,538,466	7,866,658	30,870,122
Net realized and unrealized gain (loss)	1,119,452,887	19,014,548	2,390,558,123	21,577,571	1,128,443,147	9,344,962	49,000,994

Net change in net assets
from operations	$1,041,344,008	$18,589,758	$2,293,285,915	$21,308,188	$1,057,912,739	$9,183,637	$32,741,649

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I
Assets
Investments, at fair value	$18,059,289	$138,408,704	$2,056,727	$2,111,055,213	$22,274,088	$425,299,565	$10,460,169
Receivables:
Investments in Fund shares sold	2,227	14,772	24	1,187,446	85,151	499,828	3,027
Investment Division units sold	38,398	41,756	46,637	1,647,288	—	417,026	—
Total assets	18,099,914	138,465,232	2,103,388	2,113,889,947	22,359,239	426,216,419	10,463,196

Liabilities
Payables:
Investments in Fund shares purchased	38,398	41,756	46,637	1,647,288	—	417,026	—
Investment Division units redeemed	2,013	10,195	—	1,111,970	84,884	484,772	2,900
Insurance fees due to Jackson	214	4,577	24	75,476	267	15,056	127
Total liabilities	40,625	56,528	46,661	2,834,734	85,151	916,854	3,027
Net assets	$18,059,289	$138,408,704	$2,056,727	$2,111,055,213	$22,274,088	$425,299,565	$10,460,169

Investments in Funds, shares outstanding	1,681,498	12,141,114	180,891	110,410,837	1,105,414	27,280,280	663,716
Investments in Funds, at cost	$17,474,392	$128,955,471	$1,930,806	$1,737,260,918	$18,965,441	$326,936,090	$8,242,785

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	68,841	1,476,855	7,036	23,242,133	63,523	4,717,186	38,150
Total expenses	68,841	1,476,855	7,036	23,242,133	63,523	4,717,186	38,150
Net investment income (loss)	(68,841)	(1,476,855)	(7,036)	(23,242,133)	(63,523)	(4,717,186)	(38,150)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	299,411	(1,013,293)	(879)	1,790,894	18,339	11,350,847	395,597
Net change in unrealized appreciation
(depreciation) on investments	389,506	5,147,004	83,696	184,879,490	2,340,976	47,695,286	1,193,449
Net realized and unrealized gain (loss)	688,917	4,133,711	82,817	186,670,384	2,359,315	59,046,133	1,589,046

Net change in net assets
from operations	$620,076	$2,656,856	$75,781	$163,428,251	$2,295,792	$54,328,947	$1,550,896

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A
Assets
Investments, at fair value	$500,705,056	$14,029,200	$178,436,485	$4,760,721	$589,736,375	$29,325,989	$1,169,439,620
Receivables:
Investments in Fund shares sold	1,594,049	315	23,216	56	754,455	1,176	973,865
Investment Division units sold	924,625	33,645	281,553	16,339	419,136	—	2,437,841
Total assets	503,223,730	14,063,160	178,741,254	4,777,116	590,909,966	29,327,165	1,172,851,326

Liabilities
Payables:
Investments in Fund shares purchased	924,625	33,645	281,553	16,339	419,136	—	2,437,841
Investment Division units redeemed	1,576,466	149	17,159	—	734,164	823	932,480
Insurance fees due to Jackson	17,583	166	6,057	56	20,291	353	41,385
Total liabilities	2,518,674	33,960	304,769	16,395	1,173,591	1,176	3,411,706
Net assets	$500,705,056	$14,029,200	$178,436,485	$4,760,721	$589,736,375	$29,325,989	$1,169,439,620

Investments in Funds, shares outstanding	39,518,947	1,095,176	15,489,278	408,997	43,716,559	2,143,713	63,694,968
Investments in Funds, at cost	$437,991,367	$12,308,988	$169,828,797	$4,493,661	$479,316,649	$23,786,190	$786,833,339

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	4,874,614	45,337	1,850,918	17,569	5,822,783	99,010	9,402,136
Total expenses	4,874,614	45,337	1,850,918	17,569	5,822,783	99,010	9,402,136
Net investment income (loss)	(4,874,614)	(45,337)	(1,850,918)	(17,569)	(5,822,783)	(99,010)	(9,402,136)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	467,761	45,977	3,467,693	78,361	6,665,465	639,683	34,402,544
Net change in unrealized appreciation
(depreciation) on investments	26,797,524	718,506	3,880,045	145,681	71,743,398	3,504,958	320,791,649
Net realized and unrealized gain (loss)	27,265,285	764,483	7,347,738	224,042	78,408,863	4,144,641	355,194,193

Net change in net assets
from operations	$22,390,671	$719,146	$5,496,820	$206,473	$72,586,080	$4,045,631	$345,792,057

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
Assets
Investments, at fair value	$28,846,735	$406,049,822	$10,656,588	$444,532,933	$13,905,568	$570,137,230	$20,269,713
Receivables:
Investments in Fund shares sold	19,844	221,205	127	92,887	328	394,512	744
Investment Division units sold	6,000	642,499	79,738	417,953	—	965,233	—
Total assets	28,872,579	406,913,526	10,736,453	445,043,773	13,905,896	571,496,975	20,270,457

Liabilities
Payables:
Investments in Fund shares purchased	6,000	642,499	79,738	417,953	—	965,233	—
Investment Division units redeemed	19,498	206,702	—	78,127	161	375,469	498
Insurance fees due to Jackson	346	14,503	127	14,760	167	19,043	246
Total liabilities	25,844	863,704	79,865	510,840	328	1,359,745	744
Net assets	$28,846,735	$406,049,822	$10,656,588	$444,532,933	$13,905,568	$570,137,230	$20,269,713

Investments in Funds, shares outstanding	1,556,759	34,121,834	887,310	35,878,364	1,107,131	44,094,140	1,546,126
Investments in Funds, at cost	$20,026,475	$342,334,691	$8,936,473	$391,682,639	$12,113,036	$482,396,010	$17,031,885

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	73,150	4,174,449	34,532	4,161,785	49,993	5,257,522	67,165
Total expenses	73,150	4,174,449	34,532	4,161,785	49,993	5,257,522	67,165
Net investment income (loss)	(73,150)	(4,174,449)	(34,532)	(4,161,785)	(49,993)	(5,257,522)	(67,165)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	1,199,020	(1,753,109)	5,463	5,301,880	301,253	3,876,041	80,640
Net change in unrealized appreciation
(depreciation) on investments	7,511,203	44,583,417	1,157,462	31,500,309	906,539	54,938,274	1,800,265
Net realized and unrealized gain (loss)	8,710,223	42,830,308	1,162,925	36,802,189	1,207,792	58,814,315	1,880,905

Net change in net assets
from operations	$8,637,073	$38,655,859	$1,128,393	$32,640,404	$1,157,799	$53,556,793	$1,813,740

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Assets
Investments, at fair value	$211,964,180	$5,531,117	$788,063,424	$23,953,950	$387,246,126	$9,556,208	$38,755,631
Receivables:
Investments in Fund shares sold	609,398	1,162	410,169	282	235,683	891	23,392
Investment Division units sold	13,955	—	523,849	27,765	827,077	7,602	22,627
Total assets	212,587,533	5,532,279	788,997,442	23,981,997	388,308,886	9,564,701	38,801,650

Liabilities
Payables:
Investments in Fund shares purchased	13,955	—	523,849	27,765	827,077	7,602	22,627
Investment Division units redeemed	601,875	1,095	382,674	—	222,158	776	22,152
Insurance fees due to Jackson	7,523	67	27,495	282	13,525	115	1,240
Total liabilities	623,353	1,162	934,018	28,047	1,062,760	8,493	46,019
Net assets	$211,964,180	$5,531,117	$788,063,424	$23,953,950	$387,246,126	$9,556,208	$38,755,631

Investments in Funds, shares outstanding	13,746,056	355,014	49,940,648	1,500,874	17,853,671	439,164	3,281,594
Investments in Funds, at cost	$159,119,668	$4,073,472	$612,356,409	$18,897,155	$295,466,274	$7,507,734	$34,391,849

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Investment Income
Dividends	$—	$—	$—	$—	$828,650	$28,389	$—
Expenses
Asset-based charges	2,576,910	20,547	7,473,440	71,269	3,604,465	26,243	472,006
Total expenses	2,576,910	20,547	7,473,440	71,269	3,604,465	26,243	472,006
Net investment income (loss)	(2,576,910)	(20,547)	(7,473,440)	(71,269)	(2,775,815)	2,146	(472,006)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	6,941,517	162,247	—
Investments	(2,413,982)	(22,538)	14,278,248	558,314	10,801,238	300,082	(247,346)
Net change in unrealized appreciation
(depreciation) on investments	32,232,111	1,007,038	110,868,083	3,483,854	68,953,733	1,649,060	1,305,244
Net realized and unrealized gain (loss)	29,818,129	984,500	125,146,331	4,042,168	86,696,488	2,111,389	1,057,898

Net change in net assets
from operations	$27,241,219	$963,953	$117,672,891	$3,970,899	$83,920,673	$2,113,535	$585,892

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Assets and Liabilities
December 31, 2020

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Assets
Investments, at fair value	$743,323	$8,613,750,846	$49,118,529	$2,259,746,758	$40,751,978	$692,118,486	$3,973,424
Receivables:
Investments in Fund shares sold	9	7,949,362	1,527	2,265,094	30,243	397,729	10,225
Investment Division units sold	—	2,370,963	6,366	8,215,956	9,914	200,834	49,294
Total assets	743,332	8,624,071,171	49,126,422	2,270,227,808	40,792,135	692,717,049	4,032,943

Liabilities
Payables:
Investments in Fund shares purchased	—	2,370,963	6,366	8,215,956	9,914	200,834	49,294
Investment Division units redeemed	—	7,644,119	940	2,186,728	29,760	371,730	10,178
Insurance fees due to Jackson	9	305,243	587	78,366	483	25,999	47
Total liabilities	9	10,320,325	7,893	10,481,050	40,157	598,563	59,519
Net assets	$743,323	$8,613,750,846	$49,118,529	$2,259,746,758	$40,751,978	$692,118,486	$3,973,424

Investments in Funds, shares outstanding	62,993	299,608,725	1,643,860	2,259,746,758	40,751,978	28,730,531	159,192
Investments in Funds, at cost	$671,653	$6,713,963,293	$42,421,174	$2,259,746,758	$40,751,978	$616,458,552	$3,651,701

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Investment Income
Dividends	$—	$—	$—	$3,752,964	$77,624	$—	$—
Expenses
Asset-based charges	2,495	103,670,547	177,672	25,724,918	124,794	8,915,013	11,003
Total expenses	2,495	103,670,547	177,672	25,724,918	124,794	8,915,013	11,003
Net investment income (loss)	(2,495)	(103,670,547)	(177,672)	(21,971,954)	(47,170)	(8,915,013)	(11,003)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	78	214,920,328	760,079	—	—	(5,423,302)	(42,507)
Net change in unrealized appreciation
(depreciation) on investments	31,626	413,453,516	3,459,774	—	—	2,317,642	217,814
Net realized and unrealized gain (loss)	31,704	628,373,844	4,219,853	—	—	(3,105,660)	175,307

Net change in net assets
from operations	$29,209	$524,703,297	$4,042,181	$(21,971,954)	$(47,170)	$(12,020,673)	$164,304

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL Institutional Alt 100 Fund - Class A(a)	JNL Institutional Alt 25 Fund - Class A(a)	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	587,231	9,933,695	1,267	8,332,632	1,613	164,086	1,524
Total expenses	587,231	9,933,695	1,267	8,332,632	1,613	164,086	1,524
Net investment income (loss)	(587,231)	(9,933,695)	(1,267)	(8,332,632)	(1,613)	(164,086)	(1,524)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(11,340,954)	78,961,699	(36,500)	51,059,677	(54,869)	(3,729,330)	(65,540)
Net change in unrealized appreciation
(depreciation) on investments	(10,022,976)	(400,448,447)	(87,672)	(292,310,223)	(90,179)	(2,468,623)	(80,027)
Net realized and unrealized gain (loss)	(21,363,930)	(321,486,748)	(124,172)	(241,250,546)	(145,048)	(6,197,953)	(145,567)

Net change in net assets
from operations	$(21,951,161)	$(331,420,443)	$(125,439)	$(249,583,178)	$(146,661)	$(6,362,039)	$(147,091)

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/FAMCO Flex Core Covered Call Fund - Class A(a)	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A(a)	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	446,647	1,248	5,713,929	1,522	1,559,901	1,790	400,022
Total expenses	446,647	1,248	5,713,929	1,522	1,559,901	1,790	400,022
Net investment income (loss)	(446,647)	(1,248)	(5,713,929)	(1,522)	(1,559,901)	(1,790)	(400,022)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(18,053,909)	(148,126)	(114,034,926)	(105,395)	(69,708,749)	(224,686)	(14,243,536)
Net change in unrealized appreciation
(depreciation) on investments	(9,290,410)	(48,352)	(98,539,078)	(64,498)	(8,217,940)	(46,181)	(1,261,472)
Net realized and unrealized gain (loss)	(27,344,319)	(196,478)	(212,574,004)	(169,893)	(77,926,689)	(270,867)	(15,505,008)

Net change in net assets
from operations	$(27,790,966)	$(197,726)	$(218,287,933)	$(171,415)	$(79,486,590)	$(272,657)	$(15,905,030)

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Invesco China-India Fund - Class A(a)	JNL/Invesco China-India Fund - Class I(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class A(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class I(a)	JNL/Mellon S&P 1500 Value Index Fund - Class A(a)	JNL/Mellon S&P 1500 Value Index Fund - Class I(a)	JNL/Neuberger Berman Currency Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,913,537	1,622	603,661	8,237	383,007	6,135	35,267
Total expenses	1,913,537	1,622	603,661	8,237	383,007	6,135	35,267
Net investment income (loss)	(1,913,537)	(1,622)	(603,661)	(8,237)	(383,007)	(6,135)	(35,267)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(28,693,521)	(119,243)	1,332,854	(183,533)	(11,430,373)	(607,282)	(271,902)
Net change in unrealized appreciation
(depreciation) on investments	(40,532,150)	(49,043)	(14,687,894)	(515,685)	(11,031,358)	(491,661)	24,048
Net realized and unrealized gain (loss)	(69,225,671)	(168,286)	(13,355,040)	(699,218)	(22,461,731)	(1,098,943)	(247,854)

Net change in net assets
from operations	$(71,139,208)	$(169,908)	$(13,958,701)	$(707,455)	$(22,844,738)	$(1,105,078)	$(283,121)

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A(a)	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A(a)	JNL/PPM America Mid Cap Value Fund - Class A(a)	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	121	209,811	193	105,843	1,629,649	2,126	685,612
Total expenses	121	209,811	193	105,843	1,629,649	2,126	685,612
Net investment income (loss)	(121)	(209,811)	(193)	(105,843)	(1,629,649)	(2,126)	(685,612)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(2,219)	1,011,702	2,188	(9,177,302)	(182,737,000)	(634,723)	(18,690,403)
Net change in unrealized appreciation
(depreciation) on investments	294	(2,892,448)	(5,813)	(895,687)	17,100,052	6,994	(33,686,915)
Net realized and unrealized gain (loss)	(1,925)	(1,880,746)	(3,625)	(10,072,989)	(165,636,948)	(627,729)	(52,377,318)

Net change in net assets
from operations	$(2,046)	$(2,090,557)	$(3,818)	$(10,178,832)	$(167,266,597)	$(629,855)	$(53,062,930)

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Operations
For the Year Ended December 31, 2020

	JNL/PPM America Value Equity Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A(a)	JNL/S&P Mid 3 Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A(a)	JNL/The London Company Focused U.S. Equity Fund - Class A(a)	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A(a)
Investment Income
Dividends	$—	$—	$—	$—	$—	$—	$—
Expenses
Asset-based charges	1,153	670,163	708	121,515	96,938	1,363	200,891
Total expenses	1,153	670,163	708	121,515	96,938	1,363	200,891
Net investment income (loss)	(1,153)	(670,163)	(708)	(121,515)	(96,938)	(1,363)	(200,891)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	—	—	—	—	—	—	—
Investments	(187,377)	(63,982,951)	(250,938)	188,512	(7,454,909)	(290,672)	11,760,578
Net change in unrealized appreciation
(depreciation) on investments	(81,335)	(8,378,341)	6,918	(1,598,632)	1,204,235	83,941	(8,174,843)
Net realized and unrealized gain (loss)	(268,712)	(72,361,292)	(244,020)	(1,410,120)	(6,250,674)	(206,731)	3,585,735

Net change in net assets
from operations	$(269,865)	$(73,031,455)	$(244,728)	$(1,531,635)	$(6,347,612)	$(208,094)	$3,384,844

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL iShares Tactical Growth Fund - Class A
Operations
Net investment income (loss)	$(17,131,389)	$(34,509)	$(6,986,223)	$(20,812)	$(27,087,149)	$(51,130)	$1,882,315
Net realized gain (loss) on investments	53,641,441	184,712	17,889,967	103,824	94,196,418	86,267	19,777,200
Net change in unrealized appreciation
(depreciation) on investments	158,767,877	1,105,590	38,526,622	320,650	206,712,288	1,810,071	4,913,994
Net change in net assets
from operations	195,277,929	1,255,793	49,430,366	403,662	273,821,557	1,845,208	26,573,509

Contract transactions
Purchase payments	80,468,520	2,809,082	83,493,978	2,162,278	93,398,138	2,670,436	34,810,544
Surrenders and terminations	(97,464,922)	(58,268)	(71,877,884)	(236,582)	(147,675,061)	(919,383)	(22,616,612)
Transfers between Investment Divisions	(54,502,997)	(1,737,337)	259,469,989	652,684	(120,560,700)	(710,552)	(6,051,636)
Contract owner charges	(15,219,696)	(113,049)	(3,900,685)	(40,828)	(25,094,818)	(89,681)	(836,666)
Net change in net assets
from contract transactions	(86,719,095)	900,428	267,185,398	2,537,552	(199,932,441)	950,820	5,305,630

Net change in net assets	108,558,834	2,156,221	316,615,764	2,941,214	73,889,116	2,796,028	31,879,139

Net assets beginning of year	1,427,117,160	8,118,135	427,061,318	3,152,694	2,261,023,227	11,608,831	227,774,038

Net assets end of year	$1,535,675,994	$10,274,356	$743,677,082	$6,093,908	$2,334,912,343	$14,404,859	$259,653,177

Contract unit transactions
Units outstanding at beginning of year	88,414,508	524,766	34,935,216	245,196	134,805,265	703,154	13,159,590
Units issued	14,849,134	259,992	47,639,223	525,256	16,943,820	246,253	5,263,512
Units redeemed	(20,377,983)	(196,723)	(25,119,793)	(331,856)	(29,517,547)	(193,303)	(4,870,234)
Units outstanding at end of year	82,885,659	588,035	57,454,646	438,596	122,231,538	756,104	13,552,868
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$225,623,244	$3,867,048	$570,685,725	$6,786,548	$270,866,969	$3,951,731	$103,337,176
Proceeds from sales	$329,473,728	$3,001,130	$310,486,549	$4,269,808	$497,886,559	$3,052,040	$82,641,691

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$75,206	$1,197,084	$77,930	$2,541,045	$88,314	$(24,091,491)	$(42,699)
Net realized gain (loss) on investments	243,460	8,324,744	124,811	19,168,842	238,076	37,028,552	279,588
Net change in unrealized appreciation
(depreciation) on investments	169,311	2,988,191	67,633	2,874,219	168,848	375,848,969	1,402,081
Net change in net assets
from operations	487,977	12,510,019	270,374	24,584,106	495,238	388,786,030	1,638,970

Contract transactions
Purchase payments	1,701,469	17,116,756	4,678,352	26,009,516	1,720,499	79,150,014	2,879,822
Surrenders and terminations	(38,722)	(17,259,043)	(8,600)	(24,220,342)	(104,229)	(142,235,001)	(419,813)
Transfers between Investment Divisions	(233,350)	19,958,266	(1,858,609)	(7,669,709)	(611,832)	1,733,256,498	3,639,049
Contract owner charges	(42,383)	(714,986)	(39,847)	(684,093)	(43,292)	(21,064,613)	(66,992)
Net change in net assets
from contract transactions	1,387,014	19,100,993	2,771,296	(6,564,628)	961,146	1,649,106,898	6,032,066

Net change in net assets	1,874,991	31,611,012	3,041,670	18,019,478	1,456,384	2,037,892,928	7,671,036

Net assets beginning of year	3,075,046	139,383,480	1,910,777	264,879,235	3,340,458	563,413,187	5,882,843

Net assets end of year	$4,950,037	$170,994,492	$4,952,447	$282,898,713	$4,796,842	$2,601,306,115	$13,553,879

Contract unit transactions
Units outstanding at beginning of year	192,257	10,387,809	140,896	16,949,700	223,032	40,186,154	402,153
Units issued	109,441	5,859,254	386,048	4,263,649	161,210	156,794,742	633,446
Units redeemed	(24,832)	(4,344,225)	(186,352)	(4,725,458)	(95,026)	(26,412,867)	(210,358)
Units outstanding at end of year	276,866	11,902,838	340,592	16,487,891	289,216	170,568,029	825,241
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,098,572	$84,809,140	$5,427,212	$83,534,229	$2,700,945	$2,014,877,790	$9,247,736
Proceeds from sales	$390,021	$59,228,761	$2,427,591	$73,754,810	$1,412,473	$389,862,383	$3,258,369

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Alternative Fund - Class I(a)	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A
Operations
Net investment income (loss)	$(47,651,089)	$(25,420)	$(1,350,417)	$(1,225)	$1,691,749	$82,724	$27,327
Net realized gain (loss) on investments	101,696,224	390,138	2,457,748	1,706	11,994,474	(44,063)	(327,217)
Net change in unrealized appreciation
(depreciation) on investments	705,246,081	772,201	22,574,802	46,847	205,699,077	1,450,316	386,669
Net change in net assets
from operations	759,291,216	1,136,919	23,682,133	47,328	219,385,300	1,488,977	86,779

Contract transactions
Purchase payments	92,896,239	4,415,114	4,393,175	481,244	17,371,083	1,148,584	680,759
Surrenders and terminations	(301,717,467)	(535,059)	(19,346,265)	(21,411)	(46,349,589)	(155,758)	(254,476)
Transfers between Investment Divisions	2,005,028,687	(1,093,058)	164,157,744	333,050	332,133,490	1,469,219	(2,550,514)
Contract owner charges	(42,790,548)	(70,174)	(108,622)	(2,992)	(7,173,069)	(74,184)	(1,950)
Net change in net assets
from contract transactions	1,753,416,911	2,716,823	149,096,032	789,891	295,981,915	2,387,861	(2,126,181)

Net change in net assets	2,512,708,127	3,853,742	172,778,165	837,219	515,367,215	3,876,838	(2,039,402)

Net assets beginning of year	2,219,871,730	3,966,175	15,123,273	—	392,405,072	5,455,312	6,057,508

Net assets end of year	$4,732,579,857	$7,819,917	$187,901,438	$837,219	$907,772,287	$9,332,150	$4,018,106

Contract unit transactions
Units outstanding at beginning of year	132,586,318	260,373	1,459,405	—	27,344,991	314,247	576,677
Units issued	167,967,258	377,265	19,252,272	75,370	48,265,303	373,277	274,585
Units redeemed	(44,124,902)	(184,186)	(3,637,692)	(3,198)	(16,579,291)	(190,465)	(559,079)
Units outstanding at end of year	256,428,674	453,452	17,073,985	72,172	59,031,003	497,059	292,183
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,464,159,174	$6,195,529	$186,473,487	$826,485	$513,213,571	$5,396,408	$2,984,424
Proceeds from sales	$758,393,352	$3,504,126	$38,727,873	$37,818	$215,539,907	$2,925,823	$5,083,278

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I
Operations
Net investment income (loss)	$(2,532,847)	$(17,138)	$(26,183,375)	$(70,764)	$(7,577,809)	$(13,508)	$(480,435)
Net realized gain (loss) on investments	2,274,786	51,758	123,424,727	654,073	(16,945,615)	(51,523)	3,501,270
Net change in unrealized appreciation
(depreciation) on investments	28,171,717	779,918	676,069,920	6,449,612	56,982,642	475,260	20,861,082
Net change in net assets
from operations	27,913,656	814,538	773,311,272	7,032,921	32,459,218	410,229	23,881,917

Contract transactions
Purchase payments	28,233,157	1,547,900	142,663,950	6,215,862	26,599,168	1,584,106	65,978,009
Surrenders and terminations	(8,773,269)	(83,315)	(122,816,838)	(340,767)	(36,257,619)	(105,267)	(2,657,477)
Transfers between Investment Divisions	19,049,583	966,009	(83,480,711)	2,371,578	3,006,407	(110,834)	821,178
Contract owner charges	(2,351,399)	(42,781)	(23,273,054)	(158,682)	(6,703,413)	(34,890)	(1,044,427)
Net change in net assets
from contract transactions	36,158,072	2,387,813	(86,906,653)	8,087,991	(13,355,457)	1,333,115	63,097,283

Net change in net assets	64,071,728	3,202,351	686,404,619	15,120,912	19,103,761	1,743,344	86,979,200

Net assets beginning of year	192,437,232	2,783,770	1,869,734,627	11,377,584	665,293,985	3,022,121	81,274,023

Net assets end of year	$256,508,960	$5,986,121	$2,556,139,246	$26,498,496	$684,397,746	$4,765,465	$168,253,223

Contract unit transactions
Units outstanding at beginning of year	13,359,596	186,311	29,270,078	126,176	28,692,228	104,799	6,119,077
Units issued	8,510,267	230,333	7,916,216	169,773	7,638,604	134,155	7,671,805
Units redeemed	(6,128,583)	(66,545)	(9,610,660)	(94,034)	(8,074,762)	(82,010)	(3,031,579)
Units outstanding at end of year	15,741,280	350,099	27,575,634	201,915	28,256,070	156,944	10,759,303
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$117,070,193	$3,350,370	$545,856,610	$16,704,655	$146,430,455	$3,428,688	$102,968,407
Proceeds from sales	$83,444,968	$979,695	$658,946,637	$8,687,427	$167,363,722	$2,109,083	$40,351,559

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A
Operations
Net investment income (loss)	$(20,837,557)	$(119,206)	$(37,330,820)	$(69,690)	$(1,685,523)	$(15,040)	$(6,144,786)
Net realized gain (loss) on investments	23,662,129	625,548	132,443,723	78,253	(1,513,614)	54,255	7,396,129
Net change in unrealized appreciation
(depreciation) on investments	172,807,667	3,501,875	94,864,446	1,961,518	8,204,779	276,562	32,075,622
Net change in net assets
from operations	175,632,239	4,008,217	189,977,349	1,970,081	5,005,642	315,777	33,326,965

Contract transactions
Purchase payments	311,749,299	9,506,128	148,213,215	5,893,315	47,559,426	1,233,704	18,477,257
Surrenders and terminations	(84,363,902)	(773,183)	(173,110,039)	(216,770)	(4,545,208)	(78,643)	(31,477,714)
Transfers between Investment Divisions	90,217,521	251,625	(101,563,209)	273,192	4,337,962	107,300	(6,027,333)
Contract owner charges	(20,120,571)	(276,810)	(37,782,996)	(190,732)	(1,397,559)	(30,428)	(6,056,020)
Net change in net assets
from contract transactions	297,482,347	8,707,760	(164,243,029)	5,759,005	45,954,621	1,231,933	(25,083,810)

Net change in net assets	473,114,586	12,715,977	25,734,320	7,729,086	50,960,263	1,547,710	8,243,155

Net assets beginning of year	1,466,520,586	21,731,585	3,046,357,744	14,079,093	120,087,774	2,892,372	468,665,728

Net assets end of year	$1,939,635,172	$34,447,562	$3,072,092,064	$21,808,179	$171,048,037	$4,440,082	$476,908,883

Contract unit transactions
Units outstanding at beginning of year	79,873,036	885,039	133,327,801	537,449	11,027,376	261,612	42,769,916
Units issued	34,228,374	690,689	19,466,767	429,568	8,582,847	235,379	9,132,803
Units redeemed	(19,015,110)	(322,519)	(27,219,652)	(197,080)	(4,313,671)	(109,928)	(11,709,625)
Units outstanding at end of year	95,086,300	1,253,209	125,574,916	769,937	15,296,552	387,063	40,193,094
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$633,559,715	$16,648,217	$411,848,019	$10,478,535	$88,052,397	$2,373,310	$103,404,865
Proceeds from sales	$356,914,924	$8,059,662	$613,421,868	$4,789,220	$43,783,298	$1,156,417	$134,633,462

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(11,461)	$(6,063,698)	$(43,162)	$(8,851,403)	$(21,823)	$(36,017,425)	$(93,262)
Net realized gain (loss) on investments	38,398	26,259,419	475,714	25,874,905	93,158	117,019,950	641,422
Net change in unrealized appreciation
(depreciation) on investments	213,019	123,413,273	2,707,921	154,565,080	1,438,910	427,467,751	4,257,647
Net change in net assets
from operations	239,956	143,608,994	3,140,473	171,588,582	1,510,245	508,470,276	4,805,807

Contract transactions
Purchase payments	480,201	94,837,578	4,581,385	38,004,131	1,455,989	296,681,408	10,539,230
Surrenders and terminations	(219,915)	(29,780,913)	(219,267)	(34,051,811)	(139,687)	(136,394,741)	(579,074)
Transfers between Investment Divisions	772,222	73,984,510	867,860	(46,522,638)	(35,941)	13,048,016	(27,158)
Contract owner charges	(20,798)	(3,617,333)	(108,582)	(8,850,943)	(51,583)	(34,828,318)	(241,187)
Net change in net assets
from contract transactions	1,011,710	135,423,842	5,121,396	(51,421,261)	1,228,778	138,506,365	9,691,811

Net change in net assets	1,251,666	279,032,836	8,261,869	120,167,321	2,739,023	646,976,641	14,497,618

Net assets beginning of year	2,181,073	425,321,726	6,994,609	707,894,220	4,662,029	2,668,218,952	16,541,239

Net assets end of year	$3,432,739	$704,354,562	$15,256,478	$828,061,541	$7,401,052	$3,315,195,593	$31,038,857

Contract unit transactions
Units outstanding at beginning of year	173,046	23,758,207	390,741	39,195,264	224,784	148,120,168	868,473
Units issued	142,264	16,079,825	411,931	7,589,879	124,756	37,003,870	863,523
Units redeemed	(66,753)	(9,145,524)	(151,023)	(10,901,216)	(73,160)	(29,937,464)	(374,324)
Units outstanding at end of year	248,557	30,692,508	651,649	35,883,927	276,380	155,186,574	1,357,672
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,867,603	$301,951,026	$8,067,309	$136,256,357	$2,661,138	$673,243,633	$16,816,247
Proceeds from sales	$867,354	$172,590,882	$2,989,075	$196,529,020	$1,454,183	$570,754,694	$7,217,698

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(21,314,511)	$(135,201)	$(92,024,829)	$(266,435)	$(20,850,920)	$(44,047)	$(30,545,245)
Net realized gain (loss) on investments	124,459,826	3,377,912	386,413,385	1,283,456	22,361,789	(188,133)	88,791,531
Net change in unrealized appreciation
(depreciation) on investments	714,194,131	11,393,047	524,023,159	8,619,131	176,238,743	1,765,627	292,947,334
Net change in net assets
from operations	817,339,446	14,635,758	818,411,715	9,636,152	177,749,612	1,533,447	351,193,620

Contract transactions
Purchase payments	475,083,176	12,459,464	731,843,174	26,883,482	71,933,802	2,962,876	206,026,273
Surrenders and terminations	(93,070,398)	(725,123)	(375,254,409)	(1,014,164)	(86,703,810)	(146,022)	(144,925,164)
Transfers between Investment Divisions	587,410,000	4,006,595	(336,814,320)	(3,522,783)	(139,274,151)	(567,814)	(9,931,803)
Contract owner charges	(15,130,029)	(322,204)	(88,629,657)	(785,042)	(19,182,877)	(110,044)	(27,520,478)
Net change in net assets
from contract transactions	954,292,749	15,418,732	(68,855,212)	21,561,493	(173,227,036)	2,138,996	23,648,828

Net change in net assets	1,771,632,195	30,054,490	749,556,503	31,197,645	4,522,576	3,672,443	374,842,448

Net assets beginning of year	1,108,231,987	19,893,460	7,349,008,047	52,426,519	1,826,376,890	9,844,615	2,294,071,276

Net assets end of year	$2,879,864,182	$49,947,950	$8,098,564,550	$83,624,164	$1,830,899,466	$13,517,058	$2,668,913,724

Contract unit transactions
Units outstanding at beginning of year	42,509,514	717,779	283,739,162	1,784,525	118,439,258	557,849	144,591,590
Units issued	48,798,950	947,747	56,238,680	1,299,419	17,157,180	334,096	27,245,486
Units redeemed	(17,212,921)	(476,543)	(60,112,864)	(571,355)	(29,718,825)	(217,141)	(26,678,472)
Units outstanding at end of year	74,095,543	1,188,983	279,864,978	2,512,589	105,877,613	674,804	145,158,604
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,469,493,724	$31,429,826	$1,412,009,531	$37,962,176	$239,060,063	$5,501,303	$444,678,833
Proceeds from sales	$536,515,486	$16,146,295	$1,572,889,573	$16,667,118	$433,138,018	$3,406,353	$451,575,250

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Operations
Net investment income (loss)	$(72,981)	$(17,560,421)	$(61,060)	$(502,328)	$(5,097)	$(3,370,306)	$(4,178)
Net realized gain (loss) on investments	59,155	49,795,205	202,334	571,643	26,292	7,787,988	(23,424)
Net change in unrealized appreciation
(depreciation) on investments	2,557,338	230,018,516	3,336,965	4,843,895	179,795	17,009,197	63,239
Net change in net assets
from operations	2,543,512	262,253,300	3,478,239	4,913,210	200,990	21,426,879	35,637

Contract transactions
Purchase payments	3,713,071	73,539,087	3,778,094	9,540,779	599,334	2,979,063	10,594
Surrenders and terminations	(537,436)	(68,058,571)	(257,149)	(2,686,516)	(34,325)	(16,947,166)	(14,284)
Transfers between Investment Divisions	(1,373,049)	(86,602,043)	1,017,642	5,627,329	311,721	(22,931,841)	(251,685)
Contract owner charges	(140,766)	(17,694,593)	(148,607)	(400,482)	(5,312)	(3,132,686)	(11,995)
Net change in net assets
from contract transactions	1,661,820	(98,816,120)	4,389,980	12,081,110	871,418	(40,032,630)	(267,370)

Net change in net assets	4,205,332	163,437,180	7,868,219	16,994,320	1,072,408	(18,605,751)	(231,733)

Net assets beginning of year	15,404,728	1,390,051,622	12,214,492	34,341,963	570,037	283,683,811	1,211,086

Net assets end of year	$19,610,060	$1,553,488,802	$20,082,711	$51,336,283	$1,642,445	$265,078,060	$979,353

Contract unit transactions
Units outstanding at beginning of year	917,569	94,944,197	727,988	3,231,396	53,349	15,836,646	55,913
Units issued	402,962	17,119,315	543,475	4,795,580	122,653	1,730,657	6,882
Units redeemed	(323,324)	(24,783,198)	(296,822)	(3,651,363)	(38,321)	(4,094,138)	(22,028)
Units outstanding at end of year	997,207	87,280,314	974,641	4,375,613	137,681	13,473,165	40,767
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$6,756,561	$245,027,573	$9,062,249	$49,428,639	$1,288,248	$28,926,612	$145,064
Proceeds from sales	$5,167,722	$361,404,114	$4,733,329	$37,849,857	$421,927	$72,329,548	$416,613

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A	JNL/BlackRock Advantage International Fund - Class I	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I
Operations
Net investment income (loss)	$(793,324)	$(59,015)	$1,092	$(42,850,784)	$(68,325)	$(7,109,555)	$(8,817)
Net realized gain (loss) on investments	(6,974,518)	(41,756)	7,381	90,597,250	486,249	(37,987,501)	(124,213)
Net change in unrealized appreciation
(depreciation) on investments	5,560,098	1,653,980	53,150	473,105,946	2,563,904	75,988,035	121,128
Net change in net assets
from operations	(2,207,744)	1,553,209	61,623	520,852,412	2,981,828	30,890,979	(11,902)

Contract transactions
Purchase payments	1,711,147	4,671,582	363,557	81,783,126	2,385,480	15,100,490	582,208
Surrenders and terminations	(9,287,330)	(102,717)	(67)	(232,810,490)	(299,051)	(44,812,369)	(443,864)
Transfers between Investment Divisions	(6,103,118)	3,708,462	11,786	(200,269,937)	(509,506)	38,636,319	(674,381)
Contract owner charges	(150,613)	(79,674)	(4,590)	(42,432,633)	(212,728)	(6,704,094)	(35,362)
Net change in net assets
from contract transactions	(13,829,914)	8,197,653	370,686	(393,729,934)	1,364,195	2,220,346	(571,399)

Net change in net assets	(16,037,658)	9,750,862	432,309	127,122,478	4,346,023	33,111,325	(583,301)

Net assets beginning of year	84,498,913	3,205,381	159,356	3,409,302,601	14,738,468	601,723,819	3,030,216

Net assets end of year	$68,461,255	$12,956,243	$591,665	$3,536,425,079	$19,084,491	$634,835,144	$2,446,915

Contract unit transactions
Units outstanding at beginning of year	9,437,446	304,782	15,064	238,754,150	927,916	77,001,154	338,644
Units issued	1,610,206	1,058,321	48,638	20,086,389	531,690	25,479,946	247,633
Units redeemed	(3,164,648)	(195,244)	(11,291)	(47,925,432)	(448,691)	(23,978,735)	(323,334)
Units outstanding at end of year	7,883,004	1,167,859	52,411	210,915,107	1,010,915	78,502,365	262,943
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$14,310,405	$10,031,626	$494,606	$291,024,320	$8,508,919	$161,549,671	$2,032,882
Proceeds from sales	$28,933,643	$1,892,988	$122,828	$727,605,039	$7,213,049	$166,438,880	$2,613,098

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(44,024,154)	$(121,774)	$(393,629)	$(2,299)	$12,874,777	$114,286	$(4,312,392)
Net realized gain (loss) on investments	306,762,884	2,453,431	(1,839,410)	(16,828)	(18,212,551)	(130,232)	26,480,182
Net change in unrealized appreciation
(depreciation) on investments	775,187,684	7,085,612	1,454,538	36,141	20,795,067	304,103	71,266,558
Net change in net assets
from operations	1,037,926,414	9,417,269	(778,501)	17,014	15,457,293	288,157	93,434,348

Contract transactions
Purchase payments	240,197,244	8,808,449	2,474,118	284,798	14,185,928	1,260,443	52,667,401
Surrenders and terminations	(193,714,859)	(921,246)	(4,215,225)	(28,231)	(24,803,978)	(26,603)	(17,103,133)
Transfers between Investment Divisions	19,046,190	2,537,283	729,251	103,572	(9,056,374)	118,791	12,850,097
Contract owner charges	(40,046,875)	(311,511)	(175,119)	(5,232)	(4,943,890)	(26,517)	(3,796,148)
Net change in net assets
from contract transactions	25,481,700	10,112,975	(1,186,975)	354,907	(24,618,314)	1,326,114	44,618,217

Net change in net assets	1,063,408,114	19,530,244	(1,965,476)	371,921	(9,161,021)	1,614,271	138,052,565

Net assets beginning of year	2,839,944,374	19,637,087	39,687,703	454,830	463,205,939	2,138,251	286,978,268

Net assets end of year	$3,903,352,488	$39,167,331	$37,722,227	$826,751	$454,044,918	$3,752,522	$425,030,833

Contract unit transactions
Units outstanding at beginning of year	38,242,030	183,437	3,871,430	43,304	29,491,032	98,645	20,684,478
Units issued	12,329,111	204,521	1,715,895	58,157	6,432,609	122,877	13,762,787
Units redeemed	(12,295,384)	(122,602)	(1,859,822)	(22,450)	(8,320,508)	(57,259)	(10,677,469)
Units outstanding at end of year	38,275,757	265,356	3,727,503	79,011	27,603,133	164,263	23,769,796
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,045,002,938	$25,102,148	$15,601,676	$566,372	$103,152,835	$2,469,970	$202,957,318
Proceeds from sales	$1,063,545,392	$15,110,946	$17,182,280	$213,764	$114,896,371	$1,029,570	$162,651,493

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA International Core Equity Fund - Class A	JNL/DFA International Core Equity Fund - Class I	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(52,968)	$345,095	$67,161	$(67,000)	$6,951	$299,311	$71,274
Net realized gain (loss) on investments	735,224	1,314,384	(32,662)	770,857	25,406	314,594	42,394
Net change in unrealized appreciation
(depreciation) on investments	2,927,223	20,266,599	468,219	4,579,018	417,973	15,482,741	465,007
Net change in net assets
from operations	3,609,479	21,926,078	502,718	5,282,875	450,330	16,096,646	578,675

Contract transactions
Purchase payments	6,088,570	24,773,895	2,353,569	8,397,054	1,055,891	24,465,699	1,472,467
Surrenders and terminations	(131,896)	(9,175,903)	(186,763)	(1,115,837)	(2,261)	(7,213,765)	(57,155)
Transfers between Investment Divisions	(450,617)	2,120,186	(1,201,703)	12,685,681	918,685	13,225,853	(893,049)
Contract owner charges	(129,096)	(2,689,589)	(60,941)	(198,748)	(21,383)	(1,917,024)	(38,479)
Net change in net assets
from contract transactions	5,376,961	15,028,589	904,162	19,768,150	1,950,932	28,560,763	483,784

Net change in net assets	8,986,440	36,954,667	1,406,880	25,051,025	2,401,262	44,657,409	1,062,459

Net assets beginning of year	8,307,768	200,026,667	4,873,734	8,695,471	231,881	157,128,686	5,555,067

Net assets end of year	$17,294,208	$236,981,334	$6,280,614	$33,746,496	$2,633,143	$201,786,095	$6,617,526

Contract unit transactions
Units outstanding at beginning of year	585,152	17,174,844	401,414	808,649	21,439	13,703,247	469,752
Units issued	691,481	7,753,728	486,347	3,135,337	244,662	5,651,619	186,489
Units redeemed	(342,515)	(6,292,390)	(418,720)	(974,510)	(38,290)	(3,172,736)	(148,106)
Units outstanding at end of year	934,118	18,636,182	469,041	2,969,476	227,811	16,182,130	508,135
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$10,684,813	$86,139,046	$5,735,788	$29,851,001	$2,351,729	$65,210,103	$2,288,535
Proceeds from sales	$5,360,820	$70,765,362	$4,764,464	$10,127,582	$392,179	$36,350,030	$1,733,477

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Operations
Net investment income (loss)	$(13,589,046)	$(43,810)	$(1,669,621)	$(21,641)	$(33,604,042)	$(73,698)	$(1,386,073)
Net realized gain (loss) on investments	62,992,552	290,573	(9,304,802)	(480,543)	22,452,986	83,665	1,214,984
Net change in unrealized appreciation
(depreciation) on investments	88,734,555	1,793,102	36,651,205	1,311,311	96,152,819	857,072	14,027,131
Net change in net assets
from operations	138,138,061	2,039,865	25,676,782	809,127	85,001,763	867,039	13,856,042

Contract transactions
Purchase payments	38,324,409	3,707,027	22,010,666	2,149,658	84,227,167	5,552,915	6,652,336
Surrenders and terminations	(67,616,202)	(158,944)	(8,497,222)	(72,001)	(218,142,674)	(516,772)	(7,481,859)
Transfers between Investment Divisions	(115,808,704)	(851,902)	10,279,728	(850,701)	(41,493,322)	2,236,481	88,711,691
Contract owner charges	(12,023,039)	(120,555)	(1,134,708)	(52,507)	(28,680,580)	(132,125)	(1,040,839)
Net change in net assets
from contract transactions	(157,123,536)	2,575,626	22,658,464	1,174,449	(204,089,409)	7,140,499	86,841,329

Net change in net assets	(18,985,475)	4,615,491	48,335,246	1,983,576	(119,087,646)	8,007,538	100,697,371

Net assets beginning of year	1,167,572,062	8,424,851	142,659,744	4,924,858	2,591,296,426	13,753,802	45,279,454

Net assets end of year	$1,148,586,587	$13,040,342	$190,994,990	$6,908,434	$2,472,208,780	$21,761,340	$145,976,825

Contract unit transactions
Units outstanding at beginning of year	28,782,384	147,961	7,541,154	412,296	117,921,518	463,701	3,900,695
Units issued	4,874,560	128,496	5,234,637	380,880	17,471,632	441,144	11,845,974
Units redeemed	(8,937,735)	(77,955)	(3,729,916)	(252,432)	(27,140,254)	(206,813)	(3,392,919)
Units outstanding at end of year	24,719,209	198,502	9,045,875	540,744	108,252,896	698,032	12,353,750
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$179,760,778	$6,784,471	$83,245,140	$3,943,300	$394,956,324	$13,361,419	$124,447,375
Proceeds from sales	$350,473,360	$4,252,655	$62,256,297	$2,790,492	$632,649,775	$6,294,617	$38,992,120

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
Operations
Net investment income (loss)	$(9,367)	$(16,657,541)	$(74,371)	$(12,538,860)	$(49,807)	$(12,113,592)	$(27,893)
Net realized gain (loss) on investments	(7,424)	12,196,744	329,885	14,596,764	241,762	11,141,134	161,515
Net change in unrealized appreciation
(depreciation) on investments	86,877	159,504,205	2,859,222	9,481,768	66,799	57,456,602	326,675
Net change in net assets
from operations	70,086	155,043,408	3,114,736	11,539,672	258,754	56,484,144	460,297

Contract transactions
Purchase payments	1,041,267	132,965,649	4,579,605	82,945,371	4,704,558	68,852,638	2,667,448
Surrenders and terminations	(123,351)	(66,301,352)	(393,317)	(80,169,978)	(329,470)	(68,042,455)	(454,386)
Transfers between Investment Divisions	(60,071)	(130,165,812)	890,607	(61,688,948)	(3,280,728)	107,612,381	1,513,001
Contract owner charges	(16,262)	(13,876,274)	(208,783)	(9,599,024)	(118,756)	(10,987,838)	(48,243)
Net change in net assets
from contract transactions	841,583	(77,377,789)	4,868,112	(68,512,579)	975,604	97,434,726	3,677,820

Net change in net assets	911,669	77,665,619	7,982,848	(56,972,907)	1,234,358	153,918,870	4,138,117

Net assets beginning of year	1,627,562	1,411,536,150	14,825,473	1,012,628,310	11,642,944	832,360,988	3,977,755

Net assets end of year	$2,539,231	$1,489,201,769	$22,808,321	$955,655,403	$12,877,302	$986,279,858	$8,115,872

Contract unit transactions
Units outstanding at beginning of year	136,372	73,674,672	772,882	88,653,270	993,773	30,186,931	100,312
Units issued	168,090	21,898,728	648,354	29,105,078	980,892	12,236,556	186,694
Units redeemed	(98,185)	(27,208,508)	(385,650)	(35,266,253)	(905,475)	(9,134,967)	(95,612)
Units outstanding at end of year	206,277	68,364,892	1,035,586	82,492,095	1,069,190	33,288,520	191,394
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,952,137	$392,908,339	$11,869,638	$334,323,999	$11,718,704	$355,590,858	$7,642,856
Proceeds from sales	$1,119,921	$486,943,669	$7,075,897	$415,375,437	$10,792,907	$270,269,724	$3,992,929

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$(7,668,445)	$(8,188)	$67,076,351	$499,420	$(14,390,234)	$(6,872)	$(20,015,169)
Net realized gain (loss) on investments	3,357,780	22,488	(27,655,559)	(127,562)	50,090,176	109,476	5,752,060
Net change in unrealized appreciation
(depreciation) on investments	(37,911,886)	(64,117)	(84,380,949)	(551,480)	56,345,034	113,618	(15,147,287)
Net change in net assets
from operations	(42,222,551)	(49,817)	(44,960,157)	(179,622)	92,044,976	216,222	(29,410,396)

Contract transactions
Purchase payments	15,731,809	683,555	15,253,061	371,902	19,740,826	—	50,292,136
Surrenders and terminations	(47,899,244)	(64,239)	(42,084,981)	(107,439)	(86,292,760)	—	(121,407,503)
Transfers between Investment Divisions	(55,066,171)	2,723	6,327,797	737,979	(52,251,345)	(356,239)	(95,132,350)
Contract owner charges	(6,991,165)	(25,934)	(5,610,318)	(21,552)	(13,601,244)	—	(17,854,503)
Net change in net assets
from contract transactions	(94,224,771)	596,105	(26,114,441)	980,890	(132,404,523)	(356,239)	(184,102,220)

Net change in net assets	(136,447,322)	546,288	(71,074,598)	801,268	(40,359,547)	(140,017)	(213,512,616)

Net assets beginning of year	714,400,638	1,866,877	579,354,856	2,786,553	1,137,251,174	1,435,876	1,723,946,698

Net assets end of year	$577,953,316	$2,413,165	$508,280,258	$3,587,821	$1,096,891,627	$1,295,859	$1,510,434,082

Contract unit transactions
Units outstanding at beginning of year	40,641,522	95,446	50,196,290	216,445	79,825,988	90,544	100,913,667
Units issued	5,186,334	103,900	12,218,325	182,629	5,034,979	42,215	11,385,869
Units redeemed	(11,258,132)	(71,006)	(14,667,843)	(99,811)	(14,732,003)	(56,917)	(23,536,627)
Units outstanding at end of year	34,569,724	128,340	47,746,772	299,263	70,128,964	75,842	88,762,909
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$81,731,592	$1,865,028	$206,183,392	$2,705,722	$69,904,497	$599,825	$180,066,671
Proceeds from sales	$183,624,809	$1,277,110	$165,221,482	$1,225,412	$216,699,254	$962,935	$384,184,060

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class I
Operations
Net investment income (loss)	$(14,798)	$1,907,597	$46,319	$(64,180,640)	$(56,028)	$(11,697,183)	$(12,818)
Net realized gain (loss) on investments	(20,557)	(28,215,893)	(142,754)	252,010,225	(64,190)	20,410,975	48,787
Net change in unrealized appreciation
(depreciation) on investments	159,077	(8,098,084)	111,183	(152,158,311)	1,301,270	122,327,656	559,297
Net change in net assets
from operations	123,722	(34,406,380)	14,748	35,671,274	1,181,052	131,041,448	595,266

Contract transactions
Purchase payments	1,413,042	18,817,468	970,267	97,525,260	5,730,017	26,497,429	1,063,475
Surrenders and terminations	(80,872)	(27,447,266)	(137,962)	(356,466,371)	(320,727)	(58,060,188)	(137,505)
Transfers between Investment Divisions	40,414	(32,571,748)	(82,574)	(614,452,046)	(1,186,925)	(120,199,427)	(202,899)
Contract owner charges	(32,882)	(5,328,227)	(26,596)	(58,529,724)	(159,078)	(10,252,406)	(32,315)
Net change in net assets
from contract transactions	1,339,702	(46,529,773)	723,135	(931,922,881)	4,063,287	(162,014,592)	690,756

Net change in net assets	1,463,424	(80,936,153)	737,883	(896,251,607)	5,244,339	(30,973,144)	1,286,022

Net assets beginning of year	3,182,021	555,346,801	2,243,585	5,955,743,482	11,172,623	964,054,955	2,624,763

Net assets end of year	$4,645,445	$474,410,648	$2,981,468	$5,059,491,875	$16,416,962	$933,081,811	$3,910,785

Contract unit transactions
Units outstanding at beginning of year	153,063	46,342,843	156,708	222,779,533	461,230	30,553,363	69,974
Units issued	130,574	8,325,766	141,607	18,837,675	347,865	3,432,820	54,803
Units redeemed	(62,313)	(13,240,512)	(82,363)	(58,234,908)	(183,917)	(8,810,958)	(36,489)
Units outstanding at end of year	221,324	41,428,097	215,952	183,382,300	625,178	25,175,225	88,288
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,523,277	$89,666,851	$1,747,019	$433,780,787	$8,077,678	$108,907,927	$2,101,405
Proceeds from sales	$1,198,374	$132,462,368	$966,449	$1,429,884,308	$4,070,419	$282,619,702	$1,423,468

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class I	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$(35,820,528)	$(53,464)	$(561,314)	$(5,576)	$(7,519,439)	$(14,475)	$(28,543,804)
Net realized gain (loss) on investments	(104,725,423)	(868,869)	(3,742,812)	(75,318)	(37,347,368)	(208,726)	152,907,827
Net change in unrealized appreciation
(depreciation) on investments	(74,647,000)	581,693	2,687,335	45,535	23,775,877	381,539	246,012,251
Net change in net assets
from operations	(215,192,951)	(340,640)	(1,616,791)	(35,359)	(21,090,930)	158,338	370,376,274

Contract transactions
Purchase payments	82,760,537	4,452,106	4,770,734	164,282	16,689,820	1,088,435	90,665,190
Surrenders and terminations	(182,637,625)	(324,279)	(2,956,082)	(58,546)	(39,194,667)	(103,035)	(132,979,673)
Transfers between Investment Divisions	(277,117,101)	195,972	(2,868,882)	(196,384)	(73,376,574)	(651,070)	(91,799,789)
Contract owner charges	(32,711,998)	(127,946)	(281,173)	(16,012)	(6,945,758)	(41,434)	(26,277,583)
Net change in net assets
from contract transactions	(409,706,187)	4,195,853	(1,335,403)	(106,660)	(102,827,179)	292,896	(160,391,855)

Net change in net assets	(624,899,138)	3,855,213	(2,952,194)	(142,019)	(123,918,109)	451,234	209,984,419

Net assets beginning of year	3,344,086,383	12,012,303	57,395,094	1,538,730	723,231,626	3,550,896	2,152,146,149

Net assets end of year	$2,719,187,245	$15,867,516	$54,442,900	$1,396,711	$599,313,517	$4,002,130	$2,362,130,568

Contract unit transactions
Units outstanding at beginning of year	123,016,581	372,349	4,583,242	133,990	28,127,896	115,510	71,618,534
Units issued	14,583,616	320,186	2,403,364	33,956	4,386,082	80,884	9,751,917
Units redeemed	(32,603,908)	(181,186)	(2,547,961)	(45,204)	(9,064,708)	(66,354)	(15,091,032)
Units outstanding at end of year	104,996,289	511,349	4,438,645	122,742	23,449,270	130,040	66,279,419
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$332,357,808	$8,930,800	$24,509,451	$321,801	$95,443,254	$2,092,607	$290,182,029
Proceeds from sales	$777,884,523	$4,788,410	$26,406,168	$434,036	$205,789,872	$1,814,187	$479,117,689

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(45,562)	$(15,326,849)	$(8,279)	$(65,787,631)	$(44,754)	$(34,929,289)	$(16,994)
Net realized gain (loss) on investments	280,771	43,448,006	(160,941)	352,844,697	382,272	119,581,220	175,746
Net change in unrealized appreciation
(depreciation) on investments	1,390,290	47,475,157	63,307	470,279,429	1,638,870	169,679,483	419,221
Net change in net assets
from operations	1,625,499	75,596,314	(105,913)	757,336,495	1,976,388	254,331,414	577,973

Contract transactions
Purchase payments	3,223,297	30,041,571	1,148,833	76,327,780	3,723,512	42,522,335	439,231
Surrenders and terminations	(490,499)	(101,033,005)	(185,891)	(327,552,938)	(429,891)	(218,318,865)	(57,364)
Transfers between Investment Divisions	(3,257,079)	33,077,074	(953,407)	(269,979,076)	987,404	(76,501,261)	68,280
Contract owner charges	(158,636)	(14,777,354)	(10,682)	(60,642,734)	(137,028)	(33,304,958)	(23,890)
Net change in net assets
from contract transactions	(682,917)	(52,691,714)	(1,147)	(581,846,968)	4,143,997	(285,602,749)	426,257

Net change in net assets	942,582	22,904,600	(107,060)	175,489,527	6,120,385	(31,271,335)	1,004,230

Net assets beginning of year	10,668,863	1,103,850,356	2,082,694	5,060,005,032	8,148,408	2,650,993,997	3,285,122

Net assets end of year	$11,611,445	$1,126,754,956	$1,975,634	$5,235,494,559	$14,268,793	$2,619,722,662	$4,289,352

Contract unit transactions
Units outstanding at beginning of year	386,895	71,856,851	143,915	173,818,259	361,689	144,878,804	167,188
Units issued	173,009	18,412,099	308,844	14,376,136	252,497	9,661,714	101,427
Units redeemed	(194,794)	(21,976,222)	(327,061)	(34,809,847)	(109,048)	(25,371,693)	(59,734)
Units outstanding at end of year	365,110	68,292,728	125,698	153,384,548	505,138	129,168,825	208,881
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,627,782	$277,136,434	$4,789,076	$414,054,136	$6,771,368	$175,693,349	$1,702,591
Proceeds from sales	$5,356,261	$345,154,996	$4,798,502	$1,061,688,734	$2,672,125	$496,225,386	$1,293,329

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$(68,947,014)	$(24,985)	$(4,215,133)	$(3,733)	$(1,462,880)	$(18,996)	$7,156,145
Net realized gain (loss) on investments	298,969,982	646,903	(17,175,890)	(46,459)	3,267,305	132,965	(23,468,350)
Net change in unrealized appreciation
(depreciation) on investments	411,916,872	517,006	17,731,709	157,207	37,018,436	1,376,891	41,486,540
Net change in net assets
from operations	641,939,840	1,138,924	(3,659,314)	107,015	38,822,861	1,490,860	25,174,335

Contract transactions
Purchase payments	73,094,096	1,523,045	7,662,678	477,208	21,661,547	1,974,273	11,559,142
Surrenders and terminations	(403,825,314)	(59,988)	(22,843,293)	(26,586)	(4,866,486)	(49,908)	(28,803,022)
Transfers between Investment Divisions	(216,122,300)	(2,814,942)	(26,972,303)	57,611	80,153,525	1,646,731	(37,066,670)
Contract owner charges	(64,347,297)	(70,561)	(3,932,102)	(10,058)	(1,237,272)	(49,273)	(2,809,396)
Net change in net assets
from contract transactions	(611,200,815)	(1,422,446)	(46,085,020)	498,175	95,711,314	3,521,823	(57,119,946)

Net change in net assets	30,739,025	(283,522)	(49,744,334)	605,190	134,534,175	5,012,683	(31,945,611)

Net assets beginning of year	5,311,356,271	5,781,621	390,634,121	792,436	77,122,871	3,197,659	427,770,420

Net assets end of year	$5,342,095,296	$5,498,099	$340,889,787	$1,397,626	$211,657,046	$8,210,342	$395,824,809

Contract unit transactions
Units outstanding at beginning of year	210,974,234	244,134	17,791,482	30,496	7,340,622	296,343	36,840,312
Units issued	14,357,693	367,518	2,996,983	41,819	12,298,825	447,797	5,919,929
Units redeemed	(39,268,773)	(399,186)	(5,424,862)	(19,612)	(4,307,762)	(171,900)	(11,738,317)
Units outstanding at end of year	186,063,154	212,466	15,363,603	52,703	15,331,685	572,240	31,021,924
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$354,893,176	$8,029,109	$55,729,278	$928,085	$141,813,162	$5,400,604	$70,004,910
Proceeds from sales	$1,035,041,005	$9,476,540	$106,029,432	$433,643	$47,564,728	$1,897,777	$119,968,710

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$164,181	$144,994	$13,708	$(1,237,871)	$(10,966)	$(21,472,593)	$(46,455)
Net realized gain (loss) on investments	(172,068)	732,316	67,449	(1,336,691)	(30,250)	78,195,089	163,125
Net change in unrealized appreciation
(depreciation) on investments	711,449	(3,172,421)	(106,505)	3,383,003	92,748	307,699,646	2,880,796
Net change in net assets
from operations	703,562	(2,295,111)	(25,348)	808,441	51,532	364,422,142	2,997,466

Contract transactions
Purchase payments	1,196,848	5,220,671	199,493	16,150,448	802,021	41,269,682	1,782,758
Surrenders and terminations	(57,313)	(1,562,534)	(18,257)	(5,176,211)	(41,252)	(96,697,462)	(427,412)
Transfers between Investment Divisions	146,933	(1,456,864)	126,544	(213,622)	184,427	(231,109,014)	(881,543)
Contract owner charges	(42,404)	(344,212)	(6,441)	(1,141,952)	(26,665)	(19,260,291)	(119,316)
Net change in net assets
from contract transactions	1,244,064	1,857,061	301,339	9,618,663	918,531	(305,797,085)	354,487

Net change in net assets	1,947,626	(438,050)	275,991	10,427,104	970,063	58,625,057	3,351,953

Net assets beginning of year	3,510,894	30,837,834	641,242	97,997,820	2,327,810	1,700,378,706	9,997,391

Net assets end of year	$5,458,520	$30,399,784	$917,233	$108,424,924	$3,297,873	$1,759,003,763	$13,349,344

Contract unit transactions
Units outstanding at beginning of year	294,979	2,673,148	55,409	8,507,544	198,882	59,777,446	266,554
Units issued	307,835	2,406,151	60,006	5,075,026	129,756	5,306,007	170,754
Units redeemed	(190,742)	(2,295,256)	(32,991)	(4,110,460)	(49,010)	(16,221,314)	(156,357)
Units outstanding at end of year	412,072	2,784,043	82,424	9,472,110	279,628	48,862,139	280,951
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$3,396,544	$28,426,139	$759,115	$50,567,168	$1,418,759	$151,179,282	$6,168,796
Proceeds from sales	$1,988,298	$23,771,503	$367,265	$42,186,376	$511,194	$478,448,960	$5,860,764

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A
Operations
Net investment income (loss)	$(11,546,688)	$(9,085)	$5,833,060	$73,018	$(22,284,445)	$(44,719)	$(12,241,725)
Net realized gain (loss) on investments	(24,526,841)	(60,746)	20,752,295	60,528	112,338,605	547,851	20,983,462
Net change in unrealized appreciation
(depreciation) on investments	(116,582,046)	(106,588)	58,589,234	427,151	706,157,848	5,171,398	292,937,143
Net change in net assets
from operations	(152,655,575)	(176,419)	85,174,589	560,697	796,212,008	5,674,530	301,678,880

Contract transactions
Purchase payments	19,835,779	966,273	23,007,045	934,515	119,927,720	3,227,393	12,017,301
Surrenders and terminations	(63,479,686)	(83,011)	(45,368,452)	(58,130)	(101,722,309)	(477,815)	(67,803,339)
Transfers between Investment Divisions	(65,094,721)	(463,591)	(68,050,593)	322,536	(127,550,446)	2,698,878	1,127,403,799
Contract owner charges	(10,377,842)	(19,770)	(8,890,227)	(36,290)	(19,471,206)	(101,418)	(12,007,486)
Net change in net assets
from contract transactions	(119,116,470)	399,901	(99,302,227)	1,162,631	(128,816,241)	5,347,038	1,059,610,275

Net change in net assets	(271,772,045)	223,482	(14,127,638)	1,723,328	667,395,767	11,021,568	1,361,289,155

Net assets beginning of year	1,111,643,185	2,436,792	855,463,438	2,824,515	1,660,791,182	8,209,342	33,778,558

Net assets end of year	$839,871,140	$2,660,274	$841,335,800	$4,547,843	$2,328,186,949	$19,230,910	$1,395,067,713

Contract unit transactions
Units outstanding at beginning of year	54,791,116	102,173	34,100,024	77,628	44,176,977	169,780	2,745,461
Units issued	6,908,832	106,034	4,475,152	68,704	10,370,046	162,761	117,037,673
Units redeemed	(14,008,599)	(81,114)	(8,753,534)	(35,702)	(14,477,341)	(78,102)	(15,211,645)
Units outstanding at end of year	47,691,349	127,093	29,821,642	110,630	40,069,682	254,439	104,571,489
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$115,042,229	$2,106,925	$134,958,180	$2,537,682	$440,887,321	$9,653,436	$1,239,426,997
Proceeds from sales	$245,705,386	$1,716,110	$214,979,738	$1,238,761	$591,988,007	$4,351,118	$192,058,446

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/JPMorgan Global Allocation Fund - Class I	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Growth & Income Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Operations
Net investment income (loss)	$(4,442)	$(7,908,556)	$(8,823)	$(1,179,196)	$15,963	$(30,214,401)	$(89,486)
Net realized gain (loss) on investments	44,730	1,600,601	(13,732)	3,332,492	35,603	170,227,100	2,120,951
Net change in unrealized appreciation
(depreciation) on investments	307,186	10,782,399	319,337	30,919,923	673,915	802,155,825	7,101,370
Net change in net assets
from operations	347,474	4,474,444	296,782	33,073,219	725,481	942,168,524	9,132,835

Contract transactions
Purchase payments	371,539	20,156,314	871,885	29,992,971	2,341,646	226,897,394	9,906,935
Surrenders and terminations	(14,224)	(40,606,579)	(52,098)	(14,379,286)	(54,119)	(143,813,594)	(781,361)
Transfers between Investment Divisions	923,874	108,391,095	905,074	188,870,135	2,488,219	182,744,777	2,029,706
Contract owner charges	(12,295)	(7,399,310)	(30,361)	(1,684,263)	(52,444)	(24,002,335)	(201,355)
Net change in net assets
from contract transactions	1,268,894	80,541,520	1,694,500	202,799,557	4,723,302	241,826,242	10,953,925

Net change in net assets	1,616,368	85,015,964	1,991,282	235,872,776	5,448,783	1,183,994,766	20,086,760

Net assets beginning of year	21,480	586,356,805	1,391,357	74,524,974	3,568,170	1,982,072,759	14,393,904

Net assets end of year	$1,637,848	$671,372,769	$3,382,639	$310,397,750	$9,016,953	$3,166,067,525	$34,480,664

Contract unit transactions
Units outstanding at beginning of year	1,647	38,522,869	76,562	6,987,370	329,744	29,114,907	148,528
Units issued	130,903	17,737,203	191,908	23,887,846	603,688	12,254,476	232,417
Units redeemed	(19,971)	(9,810,773)	(76,008)	(5,113,810)	(203,756)	(9,609,811)	(138,522)
Units outstanding at end of year	112,579	46,449,299	192,462	25,761,406	729,676	31,759,572	242,423
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,544,161	$206,755,634	$2,818,001	$260,289,318	$6,942,232	$955,088,372	$25,875,135
Proceeds from sales	$279,709	$134,122,671	$1,132,324	$58,668,957	$2,202,967	$743,476,531	$15,010,696

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A	JNL/Loomis Sayles Global Growth Fund - Class I(a)	JNL/Lord Abbett Short Duration Income Fund - Class A(a)
Operations
Net investment income (loss)	$(18,457,456)	$(76,560)	$(394,107)	$7,203	$(2,795,293)	$(1,793)	$(738,109)
Net realized gain (loss) on investments	32,643,827	377,727	1,555,674	25,353	16,575,636	213,287	525,813
Net change in unrealized appreciation
(depreciation) on investments	44,572,478	379,586	4,618,703	238,591	123,842,283	453,462	2,312,975
Net change in net assets
from operations	58,758,849	680,753	5,780,270	271,147	137,622,626	664,956	2,100,679

Contract transactions
Purchase payments	211,825,077	13,720,715	6,374,034	657,323	8,023,730	205,628	52,612,233
Surrenders and terminations	(144,653,859)	(1,696,794)	(6,513,644)	(110,252)	(17,504,457)	(12,197)	(24,022,710)
Transfers between Investment Divisions	551,588,502	5,535,599	(11,745,876)	(307,017)	305,852,222	1,390,607	157,433,435
Contract owner charges	(15,659,933)	(173,701)	(323,464)	(21,905)	(3,508,964)	(13,332)	(855,707)
Net change in net assets
from contract transactions	603,099,787	17,385,819	(12,208,950)	218,149	292,862,531	1,570,706	185,167,251

Net change in net assets	661,858,636	18,066,572	(6,428,680)	489,296	430,485,157	2,235,662	187,267,930

Net assets beginning of year	902,107,425	9,004,923	78,109,859	1,716,818	3,473,093	—	—

Net assets end of year	$1,563,966,061	$27,071,495	$71,681,179	$2,206,114	$433,958,250	$2,235,662	$187,267,930

Contract unit transactions
Units outstanding at beginning of year	40,554,400	288,575	5,295,130	117,627	303,961	—	—
Units issued	59,032,988	870,963	1,728,747	72,133	34,032,203	256,347	24,363,299
Units redeemed	(33,143,652)	(343,881)	(2,679,188)	(56,316)	(5,570,467)	(112,517)	(6,290,129)
Units outstanding at end of year	66,443,736	815,657	4,344,689	133,444	28,765,697	143,830	18,073,170
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,374,250,269	$28,892,205	$24,018,540	$1,017,402	$367,985,276	$3,069,836	$249,799,072
Proceeds from sales	$789,607,939	$11,582,946	$36,621,598	$792,051	$76,248,633	$1,492,929	$65,369,931

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Lord Abbett Short Duration Income Fund - Class I(a)	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
Operations
Net investment income (loss)	$(7,809)	$(12,818,505)	$(40,911)	$(2,266,107)	$(9,850)	$(16,879,557)	$(29,615)
Net realized gain (loss) on investments	38,556	15,937,932	143,554	5,981,705	113,634	104,658,927	579,173
Net change in unrealized appreciation
(depreciation) on investments	47,328	46,777,568	376,510	37,614,780	610,614	393,433,073	2,382,314
Net change in net assets
from operations	78,075	49,896,995	479,153	41,330,378	714,398	481,212,443	2,931,872

Contract transactions
Purchase payments	2,912,040	85,072,715	7,456,493	20,056,075	1,659,190	78,969,439	2,896,066
Surrenders and terminations	(1,413,299)	(70,772,724)	(161,219)	(13,048,946)	(37,215)	(88,436,393)	(235,853)
Transfers between Investment Divisions	2,705,612	150,042,319	742,153	40,743,251	719,919	(4,278,115)	2,335,116
Contract owner charges	(20,975)	(9,670,491)	(57,171)	(1,847,296)	(27,553)	(14,406,278)	(58,040)
Net change in net assets
from contract transactions	4,183,378	154,671,819	7,980,256	45,903,084	2,314,341	(28,151,347)	4,937,289

Net change in net assets	4,261,453	204,568,814	8,459,409	87,233,462	3,028,739	453,061,096	7,869,161

Net assets beginning of year	—	855,248,857	5,421,957	145,443,757	1,284,026	1,217,410,398	4,508,516

Net assets end of year	$4,261,453	$1,059,817,671	$13,881,366	$232,677,219	$4,312,765	$1,670,471,494	$12,377,677

Contract unit transactions
Units outstanding at beginning of year	—	55,794,525	277,762	12,449,133	83,455	33,539,161	92,706
Units issued	841,455	27,739,889	590,996	9,694,051	198,311	9,343,327	147,956
Units redeemed	(433,212)	(18,188,616)	(202,925)	(6,025,368)	(58,243)	(11,230,089)	(67,619)
Units outstanding at end of year	408,243	65,345,798	665,833	16,117,816	223,523	31,652,399	173,043
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,674,625	$443,143,928	$12,159,975	$116,948,664	$3,314,733	$401,836,558	$8,757,837
Proceeds from sales	$4,499,056	$301,290,614	$4,220,630	$73,311,688	$1,010,242	$446,867,462	$3,850,163

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(2,469,337)	$(9,185)	$(13,177,996)	$(46,973)	$17,520,637	$378,124	$(9,784,551)
Net realized gain (loss) on investments	9,312,112	119,742	73,741,811	764,017	4,539,499	(116,576)	(156,854,972)
Net change in unrealized appreciation
(depreciation) on investments	17,301,525	192,108	29,108,952	1,567,636	100,049,690	1,823,899	(139,348,920)
Net change in net assets
from operations	24,144,300	302,665	89,672,767	2,284,680	122,109,826	2,085,447	(305,988,443)

Contract transactions
Purchase payments	25,085,924	1,417,979	64,477,767	3,027,017	40,472,831	4,795,741	35,518,179
Surrenders and terminations	(10,218,405)	(146,327)	(65,687,870)	(2,121,244)	(56,073,182)	(316,542)	(53,383,032)
Transfers between Investment Divisions	25,552,941	81,347	43,741,517	4,581,130	(139,262,098)	(548,325)	105,939,550
Contract owner charges	(2,193,618)	(21,416)	(10,946,628)	(87,350)	(11,870,374)	(102,609)	(9,631,737)
Net change in net assets
from contract transactions	38,226,842	1,331,583	31,584,786	5,399,553	(166,732,823)	3,828,265	78,442,960

Net change in net assets	62,371,142	1,634,248	121,257,553	7,684,233	(44,622,997)	5,913,712	(227,545,483)

Net assets beginning of year	143,890,295	1,460,563	997,657,270	6,273,846	1,090,071,742	8,270,589	995,708,482

Net assets end of year	$206,261,437	$3,094,811	$1,118,914,823	$13,958,079	$1,045,448,745	$14,184,301	$768,162,999

Contract unit transactions
Units outstanding at beginning of year	12,190,743	120,556	40,004,802	193,816	97,637,751	661,869	35,478,887
Units issued	16,154,543	277,171	16,684,031	503,206	15,593,124	796,832	20,547,469
Units redeemed	(12,315,037)	(166,454)	(15,150,254)	(303,224)	(32,277,700)	(489,034)	(14,228,777)
Units outstanding at end of year	16,030,249	231,273	41,538,579	393,798	80,953,175	969,667	41,797,579
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$179,151,836	$3,331,824	$381,395,922	$14,783,789	$193,518,156	$9,818,599	$334,389,547
Proceeds from sales	$143,394,331	$2,009,426	$362,989,132	$9,431,209	$342,730,341	$5,612,210	$265,731,138

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I
Operations
Net investment income (loss)	$(11,130)	$(1,930,643)	$(10,699)	$(12,454,140)	$(27,328)	$(40,882,594)	$(71,572)
Net realized gain (loss) on investments	(864,014)	(2,164,906)	(70,626)	2,876,914	(292,309)	168,238,846	848,789
Net change in unrealized appreciation
(depreciation) on investments	104,194	11,010	246,967	(63,138,903)	701,770	340,761,736	2,368,569
Net change in net assets
from operations	(770,950)	(4,084,539)	165,642	(72,716,129)	382,133	468,117,988	3,145,786

Contract transactions
Purchase payments	1,119,604	9,627,326	249,453	43,657,004	2,289,947	184,704,268	7,301,294
Surrenders and terminations	(71,230)	(17,100,547)	(46,708)	(64,747,933)	(235,488)	(210,738,827)	(756,682)
Transfers between Investment Divisions	(268,070)	(14,041,364)	123,635	(110,002,486)	1,374,531	(26,678,020)	861,089
Contract owner charges	(25,830)	(808,386)	(27,333)	(11,557,838)	(56,476)	(35,713,372)	(174,313)
Net change in net assets
from contract transactions	754,474	(22,322,971)	299,047	(142,651,253)	3,372,514	(88,425,951)	7,231,388

Net change in net assets	(16,476)	(26,407,510)	464,689	(215,367,382)	3,754,647	379,692,037	10,377,174

Net assets beginning of year	3,543,896	214,116,381	2,460,789	1,233,577,333	5,262,431	3,047,855,514	12,722,878

Net assets end of year	$3,527,420	$187,708,871	$2,925,478	$1,018,209,951	$9,017,078	$3,427,547,551	$23,100,052

Contract unit transactions
Units outstanding at beginning of year	93,291	9,045,394	123,393	65,331,245	206,437	78,111,753	244,072
Units issued	199,580	2,622,182	89,275	15,427,471	314,797	17,112,007	279,251
Units redeemed	(152,240)	(3,826,945)	(71,770)	(24,709,217)	(154,341)	(19,587,181)	(146,955)
Units outstanding at end of year	140,631	7,840,631	140,898	56,049,499	366,893	75,636,579	376,368
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$4,764,615	$52,251,608	$1,567,618	$233,784,453	$6,402,545	$680,941,074	$15,140,124
Proceeds from sales	$4,021,271	$76,505,222	$1,279,271	$388,889,845	$3,057,359	$810,249,618	$7,980,308

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$(14,584,898)	$(6,496)	$(863,487)	$(6,594)	$(48,487,095)	$(151,158)	$26,614,363
Net realized gain (loss) on investments	37,872,890	41,236	901,700	38,142	480,302,330	3,558,176	(16,612,469)
Net change in unrealized appreciation
(depreciation) on investments	68,289,434	203,138	9,984,650	312,178	937,037,401	10,997,966	53,790,950
Net change in net assets
from operations	91,577,426	237,878	10,022,863	343,726	1,368,852,636	14,404,984	63,792,844

Contract transactions
Purchase payments	26,235,574	698,923	9,496,907	451,718	302,234,410	15,581,609	51,847,676
Surrenders and terminations	(74,067,050)	(50,746)	(3,649,615)	(24,734)	(229,410,715)	(630,073)	(77,852,612)
Transfers between Investment Divisions	(132,237,205)	(157,107)	14,217,402	1,430,138	(60,237,052)	3,509,237	(81,168,431)
Contract owner charges	(13,716,154)	(8,830)	(800,390)	(13,702)	(42,368,111)	(359,359)	(13,810,475)
Net change in net assets
from contract transactions	(193,784,835)	482,240	19,264,304	1,843,420	(29,781,468)	18,101,414	(120,983,842)

Net change in net assets	(102,207,409)	720,118	29,287,167	2,187,146	1,339,071,168	32,506,398	(57,190,998)

Net assets beginning of year	1,256,259,349	1,168,841	72,386,646	1,052,167	3,166,557,879	21,560,004	1,406,188,317

Net assets end of year	$1,154,051,940	$1,888,959	$101,673,813	$3,239,313	$4,505,629,047	$54,066,402	$1,348,997,319

Contract unit transactions
Units outstanding at beginning of year	71,035,957	57,871	6,283,318	88,869	126,284,159	639,803	66,200,427
Units issued	5,779,850	72,647	6,143,507	242,119	41,060,597	937,356	10,358,002
Units redeemed	(17,986,415)	(47,503)	(4,557,745)	(89,667)	(42,162,861)	(465,594)	(16,877,130)
Units outstanding at end of year	58,829,392	83,015	7,869,080	241,321	125,181,895	1,111,565	59,681,299
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$95,447,662	$1,435,688	$67,816,617	$2,874,330	$1,160,252,319	$36,032,152	$254,965,524
Proceeds from sales	$303,817,395	$959,944	$49,415,801	$1,037,504	$1,238,520,883	$18,081,896	$335,901,353

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I
Operations
Net investment income (loss)	$643,235	$(457,024)	$(3,638)	$(1,025,888)	$(10,353)	$1,850,867	$72,341
Net realized gain (loss) on investments	(365,062)	1,024,871	36,003	2,619,947	140,314	14,068,070	(58,335)
Net change in unrealized appreciation
(depreciation) on investments	1,764,371	9,355,835	224,541	17,013,753	772,936	25,134,039	522,060
Net change in net assets
from operations	2,042,544	9,923,682	256,906	18,607,812	902,897	41,052,976	536,066

Contract transactions
Purchase payments	9,191,124	4,948,365	242,212	13,964,644	1,222,700	13,956,457	1,115,208
Surrenders and terminations	(225,440)	(2,032,608)	(16,189)	(2,629,650)	(3,439)	(24,995,657)	(63,468)
Transfers between Investment Divisions	(139,278)	36,854,992	921,574	44,059,851	2,136,346	(33,101,850)	(110,468)
Contract owner charges	(138,710)	(427,406)	(6,484)	(887,737)	(16,698)	(3,043,350)	(32,244)
Net change in net assets
from contract transactions	8,687,696	39,343,343	1,141,113	54,507,108	3,338,909	(47,184,400)	909,028

Net change in net assets	10,730,240	49,267,025	1,398,019	73,114,920	4,241,806	(6,131,424)	1,445,094

Net assets beginning of year	11,708,123	23,081,551	570,344	59,621,514	381,799	359,890,388	2,826,519

Net assets end of year	$22,438,363	$72,348,576	$1,968,363	$132,736,434	$4,623,605	$353,758,964	$4,271,613

Contract unit transactions
Units outstanding at beginning of year	429,179	2,228,915	53,647	4,360,315	27,126	14,509,858	86,299
Units issued	542,183	5,966,280	164,724	5,887,247	323,915	1,539,980	78,800
Units redeemed	(208,272)	(2,241,522)	(62,453)	(2,089,160)	(78,200)	(3,587,106)	(51,982)
Units outstanding at end of year	763,090	5,953,673	155,918	8,158,402	272,841	12,462,732	113,117
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$14,486,247	$62,437,973	$1,819,047	$82,504,186	$4,489,573	$46,220,460	$2,520,987
Proceeds from sales	$4,952,679	$23,551,654	$681,572	$29,022,966	$1,161,016	$89,542,457	$1,516,035

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$(53,849,874)	$(215,356)	$(1,301,663)	$(19,535)	$(32,284,765)	$(115,577)	$(107,619,609)
Net realized gain (loss) on investments	434,502,765	5,104,032	(1,832,426)	20,844	25,867,337	(190,851)	389,482,398
Net change in unrealized appreciation
(depreciation) on investments	1,247,510,760	16,814,780	(10,157,654)	(73,550)	323,223,265	6,394,711	1,037,717,612
Net change in net assets
from operations	1,628,163,651	21,703,456	(13,291,743)	(72,241)	316,805,837	6,088,283	1,319,580,401

Contract transactions
Purchase payments	432,212,314	23,407,604	18,617,499	3,549,630	127,880,845	13,003,318	681,637,205
Surrenders and terminations	(230,583,655)	(2,310,720)	(7,086,111)	(87,772)	(150,844,997)	(591,763)	(498,450,607)
Transfers between Investment Divisions	369,843,837	10,782,751	(57,271,303)	(1,072,521)	(53,281,826)	1,656,881	(104,592,391)
Contract owner charges	(46,385,315)	(491,260)	(1,156,666)	(46,065)	(28,060,508)	(248,250)	(92,952,865)
Net change in net assets
from contract transactions	525,087,181	31,388,375	(46,896,581)	2,343,272	(104,306,486)	13,820,186	(14,358,658)

Net change in net assets	2,153,250,832	53,091,831	(60,188,324)	2,271,031	212,499,351	19,908,469	1,305,221,743

Net assets beginning of year	3,171,091,752	26,141,548	157,669,304	4,041,406	2,688,525,072	21,703,855	8,185,612,688

Net assets end of year	$5,324,342,584	$79,233,379	$97,480,980	$6,312,437	$2,901,024,423	$41,612,324	$9,490,834,431

Contract unit transactions
Units outstanding at beginning of year	77,642,963	624,055	13,130,565	327,750	71,154,393	447,902	283,309,991
Units issued	39,474,764	1,225,228	5,768,603	567,462	16,512,104	501,589	73,406,633
Units redeemed	(28,086,777)	(570,240)	(10,218,569)	(353,537)	(18,916,525)	(188,344)	(74,695,005)
Units outstanding at end of year	89,030,950	1,279,043	8,680,599	541,675	68,749,972	761,147	282,021,619
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$1,854,213,468	$59,805,929	$64,627,998	$6,334,582	$532,523,070	$21,830,363	$2,085,932,406
Proceeds from sales	$1,382,976,161	$28,632,909	$112,826,243	$4,010,844	$669,114,320	$8,125,754	$2,207,910,673

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A
Operations
Net investment income (loss)	$(23,879,883)	$(91,472)	$(3,716,248)	$(14,584)	$(16,624,333)	$(32,336)	$166,477
Net realized gain (loss) on investments	(25,190,325)	(769,082)	1,309,123	80,629	8,649,358	(7,690)	19,699,561
Net change in unrealized appreciation
(depreciation) on investments	222,682,408	5,576,437	(11,877,160)	(162,008)	151,928,445	1,103,750	11,574,440
Net change in net assets
from operations	173,612,200	4,715,883	(14,284,285)	(95,963)	143,953,470	1,063,724	31,440,478

Contract transactions
Purchase payments	105,492,030	10,993,228	33,949,247	920,078	44,804,611	2,487,749	30,231,647
Surrenders and terminations	(109,413,342)	(469,065)	(20,487,163)	(179,950)	(75,669,677)	(254,560)	(10,205,098)
Transfers between Investment Divisions	(84,627,186)	1,785,311	(53,648,728)	(1,356,197)	292,649,933	2,044,184	39,917,507
Contract owner charges	(20,072,793)	(209,901)	(2,807,484)	(35,874)	(15,635,015)	(84,327)	(1,994,027)
Net change in net assets
from contract transactions	(108,621,291)	12,099,573	(42,994,128)	(651,943)	246,149,852	4,193,046	57,950,029

Net change in net assets	64,990,909	16,815,456	(57,278,413)	(747,906)	390,103,322	5,256,770	89,390,507

Net assets beginning of year	2,137,359,054	18,393,899	325,692,778	4,443,782	1,132,599,603	5,864,749	141,684,979

Net assets end of year	$2,202,349,963	$35,209,355	$268,414,365	$3,695,876	$1,522,702,925	$11,121,519	$231,075,486

Contract unit transactions
Units outstanding at beginning of year	64,949,718	436,134	18,465,700	258,800	43,409,495	183,552	11,898,117
Units issued	13,623,128	517,553	9,202,334	192,980	25,774,015	260,447	15,868,092
Units redeemed	(17,464,410)	(199,771)	(12,093,587)	(234,546)	(12,501,377)	(109,910)	(10,720,887)
Units outstanding at end of year	61,108,436	753,916	15,574,447	217,234	56,682,133	334,089	17,045,322
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$379,595,887	$19,111,806	$152,878,189	$3,239,698	$531,319,844	$7,275,263	$199,380,543
Proceeds from sales	$512,097,061	$7,103,705	$199,588,564	$3,906,226	$301,794,325	$3,114,553	$127,629,077

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Operations
Net investment income (loss)	$48,419	$(109,818)	$(7,783,352)	$(17,653)	$(8,796,882)	$(87,078)	$(7,016,877)
Net realized gain (loss) on investments	457,147	(1,857,305)	(755,159)	8,065	1,021,891	90,743	10,110,411
Net change in unrealized appreciation
(depreciation) on investments	258,581	536,661	34,737,263	319,383	32,711,473	1,078,676	39,189,346
Net change in net assets
from operations	764,147	(1,430,462)	26,198,752	309,795	24,936,482	1,082,341	42,282,880

Contract transactions
Purchase payments	1,387,287	689,169	23,892,669	1,037,594	80,949,411	4,602,610	79,022,925
Surrenders and terminations	(59,568)	(1,422,485)	(40,160,018)	(50,031)	(46,588,978)	(547,055)	(42,122,348)
Transfers between Investment Divisions	1,410,602	(2,233,827)	(34,704,737)	42,412	51,954,054	1,171,929	132,445,091
Contract owner charges	(33,967)	(8,830)	(6,886,391)	(27,355)	(6,715,495)	(159,491)	(5,316,300)
Net change in net assets
from contract transactions	2,704,354	(2,975,973)	(57,858,477)	1,002,620	79,598,992	5,067,993	164,029,368

Net change in net assets	3,468,501	(4,406,435)	(31,659,725)	1,312,415	104,535,474	6,150,334	206,312,248

Net assets beginning of year	1,815,919	16,228,680	624,362,507	3,538,822	644,538,996	17,135,924	461,897,733

Net assets end of year	$5,284,420	$11,822,245	$592,702,782	$4,851,237	$749,074,470	$23,286,258	$668,209,981

Contract unit transactions
Units outstanding at beginning of year	146,771	2,469,877	52,651,588	268,126	61,255,474	1,588,801	36,017,538
Units issued	600,096	624,442	11,530,860	219,507	34,773,679	1,192,874	29,665,889
Units redeemed	(373,829)	(1,213,314)	(16,895,120)	(143,392)	(27,395,602)	(723,593)	(17,944,946)
Units outstanding at end of year	373,038	1,881,005	47,287,328	344,241	68,633,551	2,058,082	47,738,481
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$7,651,233	$3,336,338	$134,822,945	$2,863,474	$360,798,859	$12,847,811	$397,377,328
Proceeds from sales	$4,591,889	$6,422,129	$200,464,773	$1,878,506	$289,996,750	$7,866,896	$240,364,837

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Operations
Net investment income (loss)	$(38,602)	$(13,706,450)	$(21,863)	$(14,166,022)	$(22,942)	$(17,285,991)	$(31,639)
Net realized gain (loss) on investments	205,432	3,694,118	141,855	(15,941,215)	(58,242)	(4,834,443)	(349,176)
Net change in unrealized appreciation
(depreciation) on investments	736,278	103,143,905	377,705	(1,253,285)	38,386	56,226,107	200,199
Net change in net assets
from operations	903,108	93,131,573	497,697	(31,360,522)	(42,798)	34,105,673	(180,616)

Contract transactions
Purchase payments	3,559,045	56,415,236	4,053,633	45,427,147	1,621,171	50,170,642	1,699,663
Surrenders and terminations	(765,318)	(88,341,192)	(196,516)	(89,512,782)	(253,221)	(106,022,843)	(933,851)
Transfers between Investment Divisions	2,833,239	151,661,680	963,268	(228,446,840)	(1,628,868)	(123,448,861)	(4,156,407)
Contract owner charges	(65,261)	(12,368,683)	(45,174)	(12,077,425)	(47,852)	(14,309,017)	(55,888)
Net change in net assets
from contract transactions	5,561,705	107,367,041	4,775,211	(284,609,900)	(308,770)	(193,610,079)	(3,446,483)

Net change in net assets	6,464,813	200,498,614	5,272,908	(315,970,422)	(351,568)	(159,504,406)	(3,627,099)

Net assets beginning of year	5,838,371	950,318,998	3,067,624	1,312,217,245	5,675,857	1,469,608,021	10,658,314

Net assets end of year	$12,303,184	$1,150,817,612	$8,340,532	$996,246,823	$5,324,289	$1,310,103,615	$7,031,215

Contract unit transactions
Units outstanding at beginning of year	436,517	66,272,043	177,498	109,365,855	500,134	62,573,817	334,155
Units issued	681,325	27,356,636	387,133	15,185,772	254,380	12,398,950	195,649
Units redeemed	(284,592)	(20,710,742)	(131,257)	(40,866,969)	(287,722)	(21,298,779)	(320,189)
Units outstanding at end of year	833,250	72,917,937	433,374	83,684,658	466,792	53,673,988	209,615
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$9,524,087	$415,669,092	$7,199,133	$173,040,019	$2,833,457	$273,416,639	$5,921,993
Proceeds from sales	$4,000,985	$322,008,502	$2,445,785	$471,815,942	$3,165,168	$484,312,709	$9,400,116

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A
Operations
Net investment income (loss)	$(4,603,452)	$(4,310)	$(7,338,131)	$(27,076)	$(2,164,291)	$(2,727)	$10,945,913
Net realized gain (loss) on investments	(34,457,118)	(144,094)	14,832,208	96,145	(16,805,094)	(14,498)	(18,205,548)
Net change in unrealized appreciation
(depreciation) on investments	3,264,187	49,491	35,968,759	458,309	19,125,777	106,723	(5,424,635)
Net change in net assets
from operations	(35,796,383)	(98,913)	43,462,836	527,378	156,392	89,498	(12,684,270)

Contract transactions
Purchase payments	16	—	84,445,063	1,979,009	4,808,812	343,242	4,721,859
Surrenders and terminations	(20,429,628)	(35,613)	(42,730,461)	(246,033)	(11,710,435)	(20,540)	(15,604,252)
Transfers between Investment Divisions	(49,368,950)	(160,980)	261,870,713	2,926,023	(19,739,949)	(23,276)	(20,686,884)
Contract owner charges	(4,762,121)	(11,537)	(5,897,859)	(32,896)	(2,018,640)	(6,705)	(2,895,416)
Net change in net assets
from contract transactions	(74,560,683)	(208,130)	297,687,456	4,626,103	(28,660,212)	292,721	(34,464,693)

Net change in net assets	(110,357,066)	(307,043)	341,150,292	5,153,481	(28,503,820)	382,219	(47,148,963)

Net assets beginning of year	477,385,460	1,351,792	419,540,781	3,863,686	204,583,818	445,085	293,868,683

Net assets end of year	$367,028,394	$1,044,749	$760,691,073	$9,017,167	$176,079,998	$827,304	$246,719,720

Contract unit transactions
Units outstanding at beginning of year	22,579,239	52,538	23,400,765	260,263	9,750,588	18,764	18,585,655
Units issued	2,817,834	5,316	27,350,173	396,411	1,605,933	46,106	2,742,375
Units redeemed	(7,228,062)	(15,776)	(11,557,187)	(91,084)	(3,229,489)	(31,469)	(5,376,683)
Units outstanding at end of year	18,169,011	42,078	39,193,751	565,590	8,127,032	33,401	15,951,347
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$40,955,123	$95,364	$512,633,563	$5,899,216	$30,319,869	$994,277	$49,260,804
Proceeds from sales	$120,119,259	$307,804	$222,284,239	$1,300,189	$61,144,373	$704,282	$72,779,583

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I(a)
Operations
Net investment income (loss)	$23,882	$(4,394,126)	$(5,852)	$(31,537,293)	$(22,530)	$(4,524,142)	$(995)
Net realized gain (loss) on investments	(29,376)	(48,302,926)	(105,923)	39,083,936	(139,410)	14,085,581	1,216
Net change in unrealized appreciation
(depreciation) on investments	1,394	74,182,149	389,332	150,006,931	593,477	31,632,247	58,495
Net change in net assets
from operations	(4,100)	21,485,097	277,557	157,553,574	431,537	41,193,686	58,716

Contract transactions
Purchase payments	27,613	10,148,577	510,270	17,706,460	205,545	31,918,173	302,180
Surrenders and terminations	(15,108)	(23,053,830)	(135,321)	(210,049,669)	(134,200)	(68,001,428)	(5,179)
Transfers between Investment Divisions	(26,683)	(14,109,058)	338,496	(151,229,217)	(953,108)	(11,622,194)	305,467
Contract owner charges	(4,084)	(3,964,035)	(15,536)	(20,930,910)	(32,179)	(401,091)	(1,796)
Net change in net assets
from contract transactions	(18,262)	(30,978,346)	697,909	(364,503,336)	(913,942)	(48,106,540)	600,672

Net change in net assets	(22,362)	(9,493,249)	975,466	(206,949,762)	(482,405)	(6,912,854)	659,388

Net assets beginning of year	476,260	398,125,371	1,179,323	2,563,415,982	5,712,497	481,521,093	—

Net assets end of year	$453,898	$388,632,122	$2,154,789	$2,356,466,220	$5,230,092	$474,608,239	$659,388

Contract unit transactions
Units outstanding at beginning of year	26,626	23,942,164	59,197	112,355,664	199,226	37,498,937	—
Units issued	17,469	5,383,124	75,850	4,728,531	44,889	6,252,092	52,380
Units redeemed	(18,466)	(7,556,024)	(35,636)	(21,819,164)	(78,685)	(10,324,799)	(8,872)
Units outstanding at end of year	25,629	21,769,264	99,411	95,265,031	165,430	33,426,230	43,508
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$285,076	$77,479,552	$1,281,514	$99,026,177	$1,274,576	$79,989,937	$709,719
Proceeds from sales	$279,455	$112,852,024	$589,457	$495,066,806	$2,211,048	$132,620,619	$110,043

(a)

The mutual fund's shares, as applicable, became available for investment by the Investment Division on April 27, 2020. The Statement of Changes in Net Assets is from April 27, 2020 through December 31, 2020.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Operations
Net investment income (loss)	$(78,108,879)	$(424,790)	$(97,272,208)	$(269,383)	$(70,530,408)	$(161,325)	$(16,259,345)
Net realized gain (loss) on investments	174,565,650	2,958,096	559,030,739	3,360,466	329,904,681	1,478,304	18,130,872
Net change in unrealized appreciation
(depreciation) on investments	944,887,237	16,056,452	1,831,527,384	18,217,105	798,538,466	7,866,658	30,870,122
Net change in net assets
from operations	1,041,344,008	18,589,758	2,293,285,915	21,308,188	1,057,912,739	9,183,637	32,741,649

Contract transactions
Purchase payments	1,036,257,484	43,268,874	571,011,972	26,050,009	333,687,821	11,005,295	174,695,464
Surrenders and terminations	(327,175,706)	(2,812,610)	(440,700,400)	(1,959,567)	(301,451,728)	(1,833,389)	(139,504,526)
Transfers between Investment Divisions	722,010,713	3,748,158	(508,041,660)	(658,548)	(581,799,759)	(2,462,287)	263,377,943
Contract owner charges	(58,681,676)	(1,012,639)	(81,813,816)	(616,946)	(65,440,201)	(349,327)	(13,818,263)
Net change in net assets
from contract transactions	1,372,410,815	43,191,783	(459,543,904)	22,814,948	(615,003,867)	6,360,292	284,750,618

Net change in net assets	2,413,754,823	61,781,541	1,833,742,011	44,123,136	442,908,872	15,543,929	317,492,267

Net assets beginning of year	5,451,153,869	72,859,923	6,861,910,066	44,956,200	5,518,629,758	33,387,429	1,089,491,523

Net assets end of year	$7,864,908,692	$134,641,464	$8,695,652,077	$89,079,336	$5,961,538,630	$48,931,358	$1,406,983,790

Contract unit transactions
Units outstanding at beginning of year	310,960,105	4,063,124	74,219,077	345,471	40,941,540	171,822	101,964,647
Units issued	147,047,694	3,999,019	14,750,984	329,947	5,446,383	100,925	80,008,853
Units redeemed	(71,249,529)	(1,660,387)	(19,605,406)	(175,661)	(10,212,175)	(68,078)	(53,881,025)
Units outstanding at end of year	386,758,270	6,401,756	69,364,655	499,757	36,175,748	204,669	128,092,475
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,623,239,454	$74,093,183	$1,513,605,108	$48,128,267	$735,082,757	$19,743,001	$867,141,532
Proceeds from sales	$1,328,937,518	$31,326,189	$2,070,421,219	$25,582,702	$1,420,617,031	$13,544,034	$598,650,259

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I
Operations
Net investment income (loss)	$(68,841)	$(1,476,855)	$(7,036)	$(23,242,133)	$(63,523)	$(4,717,186)	$(38,150)
Net realized gain (loss) on investments	299,411	(1,013,293)	(879)	1,790,894	18,339	11,350,847	395,597
Net change in unrealized appreciation
(depreciation) on investments	389,506	5,147,004	83,696	184,879,490	2,340,976	47,695,286	1,193,449
Net change in net assets
from operations	620,076	2,656,856	75,781	163,428,251	2,295,792	54,328,947	1,550,896

Contract transactions
Purchase payments	6,941,580	14,442,791	400,269	99,752,597	3,921,519	51,544,254	4,183,823
Surrenders and terminations	(913,769)	(9,079,510)	(88,773)	(113,038,256)	(308,493)	(18,185,805)	(207,491)
Transfers between Investment Divisions	98,368	4,460,530	233,884	18,045,865	3,769,043	(26,306,279)	(3,181,985)
Contract owner charges	(135,392)	(1,082,761)	(17,753)	(19,013,282)	(144,173)	(4,433,958)	(90,015)
Net change in net assets
from contract transactions	5,990,787	8,741,050	527,627	(14,253,076)	7,237,896	2,618,212	704,332

Net change in net assets	6,610,863	11,397,906	603,408	149,175,175	9,533,688	56,947,159	2,255,228

Net assets beginning of year	11,448,426	127,010,798	1,453,319	1,961,880,038	12,740,400	368,352,406	8,204,941

Net assets end of year	$18,059,289	$138,408,704	$2,056,727	$2,111,055,213	$22,274,088	$425,299,565	$10,460,169

Contract unit transactions
Units outstanding at beginning of year	888,659	11,171,413	126,960	55,559,463	272,550	28,365,642	615,699
Units issued	1,397,150	7,011,610	94,162	13,022,600	261,986	10,817,351	456,226
Units redeemed	(933,017)	(6,278,727)	(48,195)	(13,773,409)	(99,171)	(10,777,377)	(399,110)
Units outstanding at end of year	1,352,792	11,904,296	172,927	54,808,654	435,365	28,405,616	672,815
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$18,242,398	$75,924,086	$1,067,853	$422,682,092	$11,478,992	$135,646,288	$5,796,261
Proceeds from sales	$12,320,452	$68,659,891	$547,262	$460,177,301	$4,304,618	$137,745,261	$5,130,079

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A
Operations
Net investment income (loss)	$(4,874,614)	$(45,337)	$(1,850,918)	$(17,569)	$(5,822,783)	$(99,010)	$(9,402,136)
Net realized gain (loss) on investments	467,761	45,977	3,467,693	78,361	6,665,465	639,683	34,402,544
Net change in unrealized appreciation
(depreciation) on investments	26,797,524	718,506	3,880,045	145,681	71,743,398	3,504,958	320,791,649
Net change in net assets
from operations	22,390,671	719,146	5,496,820	206,473	72,586,080	4,045,631	345,792,057

Contract transactions
Purchase payments	70,275,677	3,646,746	30,852,073	978,354	102,765,905	7,769,943	100,539,426
Surrenders and terminations	(17,075,245)	(290,768)	(8,497,160)	(109,224)	(15,414,092)	(2,058,450)	(31,923,167)
Transfers between Investment Divisions	102,090,180	957,617	29,208,043	(86,271)	43,168,016	(294,796)	169,371,770
Contract owner charges	(4,421,731)	(97,537)	(1,506,895)	(32,588)	(5,734,336)	(270,084)	(8,271,805)
Net change in net assets
from contract transactions	150,868,881	4,216,058	50,056,061	750,271	124,785,493	5,146,613	229,716,224

Net change in net assets	173,259,552	4,935,204	55,552,881	956,744	197,371,573	9,192,244	575,508,281

Net assets beginning of year	327,445,504	9,093,996	122,883,604	3,803,977	392,364,802	20,133,745	593,931,339

Net assets end of year	$500,705,056	$14,029,200	$178,436,485	$4,760,721	$589,736,375	$29,325,989	$1,169,439,620

Contract unit transactions
Units outstanding at beginning of year	27,373,611	745,252	11,668,315	349,451	34,068,671	1,695,877	51,505,294
Units issued	23,079,657	672,881	11,185,609	198,126	20,552,720	975,995	32,807,232
Units redeemed	(9,156,514)	(300,232)	(6,635,797)	(132,476)	(9,024,508)	(497,229)	(18,755,347)
Units outstanding at end of year	41,296,754	1,117,901	16,218,127	415,101	45,596,883	2,174,643	65,557,179
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$248,204,733	$7,545,853	$121,918,805	$2,236,626	$224,657,326	$11,121,107	$463,074,943
Proceeds from sales	$102,210,466	$3,375,132	$73,713,661	$1,503,924	$105,694,616	$6,073,503	$242,760,855

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(73,150)	$(4,174,449)	$(34,532)	$(4,161,785)	$(49,993)	$(5,257,522)	$(67,165)
Net realized gain (loss) on investments	1,199,020	(1,753,109)	5,463	5,301,880	301,253	3,876,041	80,640
Net change in unrealized appreciation
(depreciation) on investments	7,511,203	44,583,417	1,157,462	31,500,309	906,539	54,938,274	1,800,265
Net change in net assets
from operations	8,637,073	38,655,859	1,128,393	32,640,404	1,157,799	53,556,793	1,813,740

Contract transactions
Purchase payments	6,066,501	45,997,251	3,123,527	90,079,222	4,071,061	117,759,494	5,914,165
Surrenders and terminations	(309,602)	(12,430,631)	(49,659)	(18,903,847)	(410,647)	(16,935,369)	(786,033)
Transfers between Investment Divisions	3,301,046	25,117,140	(1,293,974)	44,746,899	(1,438,251)	58,039,222	(1,110,505)
Contract owner charges	(172,668)	(3,504,877)	(84,396)	(3,424,969)	(101,167)	(4,671,370)	(154,599)
Net change in net assets
from contract transactions	8,885,277	55,178,883	1,695,498	112,497,305	2,120,996	154,191,977	3,863,028

Net change in net assets	17,522,350	93,834,742	2,823,891	145,137,709	3,278,795	207,748,770	5,676,768

Net assets beginning of year	11,324,385	312,215,080	7,832,697	299,395,224	10,626,773	362,388,460	14,592,945

Net assets end of year	$28,846,735	$406,049,822	$10,656,588	$444,532,933	$13,905,568	$570,137,230	$20,269,713

Contract unit transactions
Units outstanding at beginning of year	972,196	29,840,625	733,187	27,289,361	940,630	32,245,294	1,259,931
Units issued	1,131,353	14,859,519	632,359	18,894,727	510,926	20,200,957	793,541
Units redeemed	(524,481)	(9,239,627)	(465,111)	(8,820,942)	(328,408)	(6,485,109)	(484,775)
Units outstanding at end of year	1,579,068	35,460,517	900,435	37,363,146	1,123,148	45,961,142	1,568,697
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$15,946,154	$142,698,443	$6,260,565	$208,122,469	$5,874,616	$224,695,224	$9,033,492
Proceeds from sales	$7,134,026	$91,694,009	$4,599,599	$99,786,950	$3,803,614	$75,760,768	$5,237,629

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(2,576,910)	$(20,547)	$(7,473,440)	$(71,269)	$(2,775,815)	$2,146	$(472,006)
Net realized gain (loss) on investments	(2,413,982)	(22,538)	14,278,248	558,314	17,742,755	462,329	(247,346)
Net change in unrealized appreciation
(depreciation) on investments	32,232,111	1,007,038	110,868,083	3,483,854	68,953,733	1,649,060	1,305,244
Net change in net assets
from operations	27,241,219	963,953	117,672,891	3,970,899	83,920,673	2,113,535	585,892

Contract transactions
Purchase payments	34,784	—	124,749,659	5,551,568	42,395,947	2,299,219	3,759,959
Surrenders and terminations	(9,606,897)	(92,322)	(27,695,860)	(1,221,841)	(13,597,816)	(651,450)	(2,585,814)
Transfers between Investment Divisions	(58,263,424)	(557,118)	62,355,276	1,828,195	42,340,575	1,624,365	(8,606,201)
Contract owner charges	(2,501,655)	(55,447)	(6,933,511)	(149,016)	(2,890,256)	(60,862)	(327,023)
Net change in net assets
from contract transactions	(70,337,192)	(704,887)	152,475,564	6,008,906	68,248,450	3,211,272	(7,759,079)

Net change in net assets	(43,095,973)	259,066	270,148,455	9,979,805	152,169,123	5,324,807	(7,173,187)

Net assets beginning of year	255,060,153	5,272,051	517,914,969	13,974,145	235,077,003	4,231,401	45,928,818

Net assets end of year	$211,964,180	$5,531,117	$788,063,424	$23,953,950	$387,246,126	$9,556,208	$38,755,631

Contract unit transactions
Units outstanding at beginning of year	20,773,278	421,447	40,677,226	1,065,500	14,044,116	236,080	4,042,601
Units issued	1,992,638	95,978	27,816,372	886,018	10,264,035	295,983	1,955,258
Units redeemed	(8,485,415)	(155,504)	(16,390,786)	(430,227)	(6,552,401)	(127,991)	(2,756,160)
Units outstanding at end of year	14,280,501	361,921	52,102,812	1,521,291	17,755,750	404,072	3,241,699
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$21,902,902	$1,040,703	$351,299,737	$11,649,667	$187,496,738	$5,831,627	$21,199,980
Proceeds from sales	$94,817,005	$1,766,138	$206,297,614	$5,712,030	$115,082,585	$2,455,962	$29,431,065

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(2,495)	$(103,670,547)	$(177,672)	$(21,971,954)	$(47,170)	$(8,915,013)	$(11,003)
Net realized gain (loss) on investments	78	214,920,328	760,079	—	—	(5,423,302)	(42,507)
Net change in unrealized appreciation
(depreciation) on investments	31,626	413,453,516	3,459,774	—	—	2,317,642	217,814
Net change in net assets
from operations	29,209	524,703,297	4,042,181	(21,971,954)	(47,170)	(12,020,673)	164,304

Contract transactions
Purchase payments	96,281	633,170,253	17,124,902	798,612,822	48,485,303	28,946,589	1,405,266
Surrenders and terminations	(56,455)	(517,402,215)	(1,514,661)	(692,289,108)	(7,507,940)	(38,473,432)	(53,787)
Transfers between Investment Divisions	12,105	(314,598,310)	(4,277,066)	1,009,130,408	(12,850,855)	(44,958,145)	148,076
Contract owner charges	(5,552)	(94,477,857)	(475,998)	(24,205,409)	(328,054)	(7,915,588)	(22,938)
Net change in net assets
from contract transactions	46,379	(293,308,129)	10,857,177	1,091,248,713	27,798,454	(62,400,576)	1,476,617

Net change in net assets	75,588	231,395,168	14,899,358	1,069,276,759	27,751,284	(74,421,249)	1,640,921

Net assets beginning of year	667,735	8,382,355,678	34,219,171	1,190,469,999	13,000,694	766,539,735	2,332,503

Net assets end of year	$743,323	$8,613,750,846	$49,118,529	$2,259,746,758	$40,751,978	$692,118,486	$3,973,424

Contract unit transactions
Units outstanding at beginning of year	56,850	150,402,351	438,145	98,666,542	781,087	17,993,522	42,786
Units issued	51,525	21,775,285	319,044	328,123,295	5,753,719	2,939,490	44,532
Units redeemed	(48,923)	(27,915,230)	(177,345)	(237,851,653)	(4,068,699)	(4,748,349)	(15,763)
Units outstanding at end of year	59,452	144,262,406	579,844	188,938,184	2,466,107	16,184,663	71,555
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$590,947	$1,195,366,649	$24,262,734	$3,936,663,599	$95,959,308	$113,394,351	$2,244,846
Proceeds from sales	$547,063	$1,592,345,325	$13,583,229	$2,867,386,839	$68,208,023	$184,709,940	$779,232

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL Institutional Alt 100 Fund - Class A(a)	JNL Institutional Alt 25 Fund - Class A(a)	JNL Institutional Alt 25 Fund - Class I(a)	JNL Institutional Alt 50 Fund - Class A(a)	JNL Institutional Alt 50 Fund - Class I(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A(a)	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I(a)
Operations
Net investment income (loss)	$(587,231)	$(9,933,695)	$(1,267)	$(8,332,632)	$(1,613)	$(164,086)	$(1,524)
Net realized gain (loss) on investments	(11,340,954)	78,961,699	(36,500)	51,059,677	(54,869)	(3,729,330)	(65,540)
Net change in unrealized appreciation
(depreciation) on investments	(10,022,976)	(400,448,447)	(87,672)	(292,310,223)	(90,179)	(2,468,623)	(80,027)
Net change in net assets
from operations	(21,951,161)	(331,420,443)	(125,439)	(249,583,178)	(146,661)	(6,362,039)	(147,091)

Contract transactions
Purchase payments	1,123,994	5,574,851	98,000	5,741,467	131,834	2,631,598	34,462
Surrenders and terminations	(9,151,353)	(64,244,351)	(68,362)	(55,821,551)	(63,957)	(1,426,787)	(6,359)
Transfers between Investment Divisions	(170,080,473)	(2,135,071,676)	(855,142)	(1,816,041,053)	(1,114,698)	(43,542,879)	(1,007,349)
Contract owner charges	(25,408)	(11,052,543)	(4,032)	(8,939,411)	(4,617)	(53,261)	(2,341)
Net change in net assets
from contract transactions	(178,133,240)	(2,204,793,719)	(829,536)	(1,875,060,548)	(1,051,438)	(42,391,329)	(981,587)

Net change in net assets	(200,084,401)	(2,536,214,162)	(954,975)	(2,124,643,726)	(1,198,099)	(48,753,368)	(1,128,678)

Net assets beginning of year	200,084,401	2,536,214,162	954,975	2,124,643,726	1,198,099	48,753,368	1,128,678

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	18,449,211	123,925,042	51,958	108,835,972	63,015	4,341,179	105,028
Units issued	491,328	1,870,869	5,380	1,945,089	8,428	1,156,385	18,710
Units redeemed	(18,940,539)	(125,795,911)	(57,338)	(110,781,061)	(71,443)	(5,497,564)	(123,738)
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$5,133,252	$34,665,540	$98,463	$35,304,338	$151,970	$12,455,284	$191,342
Proceeds from sales	$183,853,723	$2,249,392,954	$929,266	$1,918,697,518	$1,205,021	$55,010,699	$1,174,454

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/FAMCO Flex Core Covered Call Fund - Class A(a)	JNL/FAMCO Flex Core Covered Call Fund - Class I(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A(a)	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I(a)	JNL/Franklin Templeton Global Fund - Class A(a)	JNL/Franklin Templeton Global Fund - Class I(a)	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A(a)
Operations
Net investment income (loss)	$(446,647)	$(1,248)	$(5,713,929)	$(1,522)	$(1,559,901)	$(1,790)	$(400,022)
Net realized gain (loss) on investments	(18,053,909)	(148,126)	(114,034,926)	(105,395)	(69,708,749)	(224,686)	(14,243,536)
Net change in unrealized appreciation
(depreciation) on investments	(9,290,410)	(48,352)	(98,539,078)	(64,498)	(8,217,940)	(46,181)	(1,261,472)
Net change in net assets
from operations	(27,790,966)	(197,726)	(218,287,933)	(171,415)	(79,486,590)	(272,657)	(15,905,030)

Contract transactions
Purchase payments	2,454,392	146,600	4,955,113	119,541	2,765,190	242,972	675,795
Surrenders and terminations	(3,237,674)	(1,595)	(37,853,970)	(6,315)	(9,343,156)	(5,687)	(3,729,772)
Transfers between Investment Divisions	(115,277,567)	(874,315)	(1,208,966,274)	(1,074,015)	(323,104,936)	(1,313,059)	(92,624,313)
Contract owner charges	(192,215)	(3,621)	(5,829,607)	(5,455)	(1,577,250)	(3,921)	(275,222)
Net change in net assets
from contract transactions	(116,253,064)	(732,931)	(1,247,694,738)	(966,244)	(331,260,152)	(1,079,695)	(95,953,512)

Net change in net assets	(144,044,030)	(930,657)	(1,465,982,671)	(1,137,659)	(410,746,742)	(1,352,352)	(111,858,542)

Net assets beginning of year	144,044,030	930,657	1,465,982,671	1,137,659	410,746,742	1,352,352	111,858,542

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	9,873,819	66,657	99,363,163	66,432	33,902,201	92,670	8,160,589
Units issued	697,217	22,020	1,848,015	12,382	1,349,738	40,959	286,928
Units redeemed	(10,571,036)	(88,677)	(101,211,178)	(78,814)	(35,251,939)	(133,629)	(8,447,517)
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$8,810,580	$291,176	$24,635,802	$199,741	$14,338,860	$494,353	$3,650,283
Proceeds from sales	$125,510,292	$1,025,355	$1,278,044,469	$1,167,507	$347,158,914	$1,575,837	$100,003,817

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Invesco China-India Fund - Class A(a)	JNL/Invesco China-India Fund - Class I(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class A(a)	JNL/Mellon S&P 1500 Growth Index Fund - Class I(a)	JNL/Mellon S&P 1500 Value Index Fund - Class A(a)	JNL/Mellon S&P 1500 Value Index Fund - Class I(a)	JNL/Neuberger Berman Currency Fund - Class A(a)
Operations
Net investment income (loss)	$(1,913,537)	$(1,622)	$(603,661)	$(8,237)	$(383,007)	$(6,135)	$(35,267)
Net realized gain (loss) on investments	(28,693,521)	(119,243)	1,332,854	(183,533)	(11,430,373)	(607,282)	(271,902)
Net change in unrealized appreciation
(depreciation) on investments	(40,532,150)	(49,043)	(14,687,894)	(515,685)	(11,031,358)	(491,661)	24,048
Net change in net assets
from operations	(71,139,208)	(169,908)	(13,958,701)	(707,455)	(22,844,738)	(1,105,078)	(283,121)

Contract transactions
Purchase payments	5,188,108	66,427	6,096,858	1,051,993	5,668,903	398,398	92,024
Surrenders and terminations	(9,281,340)	(117,471)	(2,891,535)	(94,367)	(1,550,547)	(10,424)	(418,599)
Transfers between Investment Divisions	(423,181,478)	(1,024,013)	(123,162,046)	(4,962,791)	(79,420,844)	(3,979,404)	(9,791,855)
Contract owner charges	(1,858,516)	(6,321)	(504,292)	(14,204)	(343,070)	(9,730)	(15,246)
Net change in net assets
from contract transactions	(429,133,226)	(1,081,378)	(120,461,015)	(4,019,369)	(75,645,558)	(3,601,160)	(10,133,676)

Net change in net assets	(500,272,434)	(1,251,286)	(134,419,716)	(4,726,824)	(98,490,296)	(4,706,238)	(10,416,797)

Net assets beginning of year	500,272,434	1,251,286	134,419,716	4,726,824	98,490,296	4,706,238	10,416,797

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	50,720,479	111,497	10,152,408	344,145	8,163,513	375,956	1,057,120
Units issued	3,826,318	24,264	5,522,421	319,735	3,134,693	139,082	101,216
Units redeemed	(54,546,797)	(135,761)	(15,674,829)	(663,880)	(11,298,206)	(515,038)	(1,158,336)
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$35,973,171	$253,107	$72,237,296	$4,532,668	$32,838,996	$1,583,263	$963,351
Proceeds from sales	$467,019,935	$1,336,107	$193,301,972	$8,560,274	$108,867,561	$5,190,557	$11,132,294

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/Neuberger Berman Currency Fund - Class I(a)	JNL/Nicholas Convertible Arbitrage Fund - Class A(a)	JNL/Nicholas Convertible Arbitrage Fund - Class I(a)	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A(a)	JNL/PPM America Mid Cap Value Fund - Class A(a)	JNL/PPM America Mid Cap Value Fund - Class I(a)	JNL/PPM America Value Equity Fund - Class A(a)
Operations
Net investment income (loss)	$(121)	$(209,811)	$(193)	$(105,843)	$(1,629,649)	$(2,126)	$(685,612)
Net realized gain (loss) on investments	(2,219)	1,011,702	2,188	(9,177,302)	(182,737,000)	(634,723)	(18,690,403)
Net change in unrealized appreciation
(depreciation) on investments	294	(2,892,448)	(5,813)	(895,687)	17,100,052	6,994	(33,686,915)
Net change in net assets
from operations	(2,046)	(2,090,557)	(3,818)	(10,178,832)	(167,266,597)	(629,855)	(53,062,930)

Contract transactions
Purchase payments	—	701,828	16,000	1,083,596	6,086,154	225,221	1,490,302
Surrenders and terminations	(23)	(2,917,252)	(5)	(856,228)	(8,941,051)	(14,813)	(4,373,178)
Transfers between Investment Divisions	(84,075)	(57,961,472)	(140,928)	(29,464,165)	(324,856,700)	(1,419,528)	(132,313,330)
Contract owner charges	(307)	(52,812)	(310)	(6,502)	(1,460,720)	(5,073)	(557,060)
Net change in net assets
from contract transactions	(84,405)	(60,229,708)	(125,243)	(29,243,299)	(329,172,317)	(1,214,193)	(135,753,266)

Net change in net assets	(86,451)	(62,320,265)	(129,061)	(39,422,131)	(496,438,914)	(1,844,048)	(188,816,196)

Net assets beginning of year	86,451	62,320,265	129,061	39,422,131	496,438,914	1,844,048	188,816,196

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	8,493	5,570,089	11,590	3,605,308	25,267,591	79,781	5,192,704
Units issued	259	1,056,660	3,820	503,792	2,020,635	29,326	308,959
Units redeemed	(8,752)	(6,626,749)	(15,410)	(4,109,100)	(27,288,226)	(109,107)	(5,501,663)
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$2,553	$11,459,813	$41,502	$4,910,885	$28,356,027	$514,731	$8,734,944
Proceeds from sales	$87,082	$71,899,332	$166,938	$34,260,028	$359,157,994	$1,731,049	$145,173,822

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2020

	JNL/PPM America Value Equity Fund - Class I(a)	JNL/S&P Mid 3 Fund - Class A(a)	JNL/S&P Mid 3 Fund - Class I(a)	JNL/Scout Unconstrained Bond Fund - Class A(a)	JNL/The London Company Focused U.S. Equity Fund - Class A(a)	JNL/The London Company Focused U.S. Equity Fund - Class I(a)	JNL/VanEck International Gold Fund - Class A(a)
Operations
Net investment income (loss)	$(1,153)	$(670,163)	$(708)	$(121,515)	$(96,938)	$(1,363)	$(200,891)
Net realized gain (loss) on investments	(187,377)	(63,982,951)	(250,938)	188,512	(7,454,909)	(290,672)	11,760,578
Net change in unrealized appreciation
(depreciation) on investments	(81,335)	(8,378,341)	6,918	(1,598,632)	1,204,235	83,941	(8,174,843)
Net change in net assets
from operations	(269,865)	(73,031,455)	(244,728)	(1,531,635)	(6,347,612)	(208,094)	3,384,844

Contract transactions
Purchase payments	—	1,849,913	7,465	634,631	750,442	76,500	2,751,015
Surrenders and terminations	(4,289)	(3,570,703)	(4,050)	(1,261,506)	(780,313)	(2,858)	(2,093,847)
Transfers between Investment Divisions	(683,714)	(131,633,019)	(245,465)	(37,356,259)	(26,178,346)	(931,996)	(67,990,364)
Contract owner charges	(3,461)	(636,896)	(1,564)	(4,205)	(43,488)	(4,954)	(15,765)
Net change in net assets
from contract transactions	(691,464)	(133,990,705)	(243,614)	(37,987,339)	(26,251,705)	(863,308)	(67,348,961)

Net change in net assets	(961,329)	(207,022,160)	(488,342)	(39,518,974)	(32,599,317)	(1,071,402)	(63,964,117)

Net assets beginning of year	961,329	207,022,160	488,342	39,518,974	32,599,317	1,071,402	63,964,117

Net assets end of year	$—	$—	$—	$—	$—	$—	$—

Contract unit transactions
Units outstanding at beginning of year	17,547	16,202,944	35,308	3,902,277	1,976,366	62,312	10,479,624
Units issued	576	1,330,649	29,787	384,605	254,584	10,521	2,922,501
Units redeemed	(18,123)	(17,533,593)	(65,095)	(4,286,882)	(2,230,950)	(72,833)	(13,402,125)
Units outstanding at end of year	—	—	—	—	—	—	—
Cost of purchases and proceeds
from sales of the Investment Divisions
Cost of purchases	$21,733	$11,789,772	$341,180	$3,842,922	$3,615,549	$156,569	$17,080,944
Proceeds from sales	$714,350	$146,450,640	$585,502	$41,951,777	$29,964,192	$1,021,240	$84,630,797

(a)	The period is from January 1, 2020 through April 24, 2020, the date the Fund was acquired. See Note 1. in the Notes to Financial Statements.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Aggressive Growth Allocation Fund - Class A	JNL Aggressive Growth Allocation Fund - Class I	JNL Conservative Allocation Fund - Class A	JNL Conservative Allocation Fund - Class I	JNL Growth Allocation Fund - Class A	JNL Growth Allocation Fund - Class I	JNL iShares Tactical Growth Fund - Class A
Operations
Net investment income (loss)	$(17,712,009)	$(27,937)	$(4,324,957)	$(10,569)	$(28,527,310)	$(37,821)	$1,335,313
Net realized gain (loss) on investments	43,214,907	51,267	7,541,473	50,919	68,078,512	110,106	8,309,288
Net change in unrealized appreciation
(depreciation) on investments	270,395,886	1,300,290	34,828,678	174,135	388,287,622	1,642,827	28,191,979
Net change in net assets
from operations	295,898,784	1,323,620	38,045,194	214,485	427,838,824	1,715,112	37,836,580

Contract transactions
Purchase payments	62,583,181	3,338,537	54,424,483	3,236,662	78,869,584	4,793,264	23,725,587
Surrenders and terminations	(116,711,038)	(47,710)	(56,830,391)	(511,622)	(154,278,376)	(90,342)	(17,562,313)
Transfers between Investment Divisions	(54,914,583)	(126,011)	71,068,352	(121,304)	(76,590,706)	(661,782)	2,741,725
Contract owner charges	(15,285,428)	(86,250)	(1,724,826)	(22,736)	(26,214,054)	(53,191)	(384,138)
Net change in net assets
from contract transactions	(124,327,868)	3,078,566	66,937,618	2,581,000	(178,213,552)	3,987,949	8,520,861

Net change in net assets	171,570,916	4,402,186	104,982,812	2,795,485	249,625,272	5,703,061	46,357,441

Net assets beginning of year	1,255,546,244	3,715,949	322,078,506	357,209	2,011,397,955	5,905,770	181,416,597

Net assets end of year	$1,427,117,160	$8,118,135	$427,061,318	$3,152,694	$2,261,023,227	$11,608,831	$227,774,038

Contract unit transactions
Units outstanding at beginning of year	96,925,296	306,822	29,228,563	31,132	146,725,103	446,073	12,581,876
Units issued	10,562,888	295,155	16,445,956	330,990	12,374,330	490,769	3,409,587
Units redeemed	(19,073,676)	(77,211)	(10,739,303)	(116,926)	(24,294,168)	(233,688)	(2,831,873)
Units outstanding at end of year	88,414,508	524,766	34,935,216	245,196	134,805,265	703,154	13,159,590

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL iShares Tactical Growth Fund - Class I	JNL iShares Tactical Moderate Fund - Class A	JNL iShares Tactical Moderate Fund - Class I	JNL iShares Tactical Moderate Growth Fund - Class A	JNL iShares Tactical Moderate Growth Fund - Class I	JNL Moderate Allocation Fund - Class A	JNL Moderate Allocation Fund - Class I
Operations
Net investment income (loss)	$42,451	$1,189,258	$33,725	$2,144,239	$56,152	$(5,688,535)	$(16,371)
Net realized gain (loss) on investments	50,639	3,439,756	33,751	7,949,389	48,334	11,166,916	21,986
Net change in unrealized appreciation
(depreciation) on investments	441,447	10,908,890	133,783	28,324,108	358,201	61,370,311	508,063
Net change in net assets
from operations	534,537	15,537,904	201,259	38,417,736	462,687	66,848,692	513,678

Contract transactions
Purchase payments	369,086	15,656,702	733,255	21,656,030	829,110	64,312,225	3,233,172
Surrenders and terminations	(35,744)	(13,901,614)	(57,820)	(22,478,598)	(34,395)	(65,219,072)	(379,727)
Transfers between Investment Divisions	(59,649)	6,167,121	(55,223)	(2,595,142)	(169,724)	45,879,333	(51,742)
Contract owner charges	(40,392)	(279,298)	(20,735)	(376,378)	(29,468)	(1,885,395)	(29,513)
Net change in net assets
from contract transactions	233,301	7,642,911	599,477	(3,794,088)	595,523	43,087,091	2,772,190

Net change in net assets	767,838	23,180,815	800,736	34,623,648	1,058,210	109,935,783	3,285,868

Net assets beginning of year	2,307,208	116,202,665	1,110,041	230,255,587	2,282,248	453,477,404	2,596,975

Net assets end of year	$3,075,046	$139,383,480	$1,910,777	$264,879,235	$3,340,458	$563,413,187	$5,882,843

Contract unit transactions
Units outstanding at beginning of year	175,047	9,665,518	92,527	17,199,507	176,123	36,646,040	208,284
Units issued	47,850	3,358,715	74,056	3,043,657	65,770	11,462,572	270,017
Units redeemed	(30,640)	(2,636,424)	(25,687)	(3,293,464)	(18,861)	(7,922,458)	(76,148)
Units outstanding at end of year	192,257	10,387,809	140,896	16,949,700	223,032	40,186,154	402,153

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Moderate Growth Allocation Fund - Class A	JNL Moderate Growth Allocation Fund - Class I	JNL Multi-Manager Alternative Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL Multi-Manager International Small Cap Fund - Class A
Operations
Net investment income (loss)	$(27,201,561)	$(14,828)	$(140,860)	$2,745,350	$94,514	$(801)
Net realized gain (loss) on investments	56,793,781	43,321	141,124	(2,522,133)	(43,795)	16,413
Net change in unrealized appreciation
(depreciation) on investments	324,379,724	492,166	1,085,391	54,516,879	614,567	615,124
Net change in net assets
from operations	353,971,944	520,659	1,085,655	54,740,096	665,286	630,736

Contract transactions
Purchase payments	91,266,178	1,499,825	1,334,448	20,924,454	1,485,283	784,644
Surrenders and terminations	(219,475,853)	(341,326)	(1,305,394)	(36,038,382)	(77,079)	(73,018)
Transfers between Investment Divisions	(8,265,481)	469,730	328,797	16,717,018	725,194	4,303,854
Contract owner charges	(19,712,175)	(38,119)	(5,746)	(3,520,858)	(44,466)	(195)
Net change in net assets
from contract transactions	(156,187,331)	1,590,110	352,105	(1,917,768)	2,088,932	5,015,285

Net change in net assets	197,784,613	2,110,769	1,437,760	52,822,328	2,754,218	5,646,021

Net assets beginning of year	2,022,087,117	1,855,406	13,685,513	339,582,744	2,701,094	411,487

Net assets end of year	$2,219,871,730	$3,966,175	$15,123,273	$392,405,072	$5,455,312	$6,057,508

Contract unit transactions
Units outstanding at beginning of year	143,286,956	145,324	1,427,450	27,486,487	182,554	51,123
Units issued	15,565,611	157,434	427,597	7,161,120	189,133	611,755
Units redeemed	(26,266,249)	(42,385)	(395,642)	(7,302,616)	(57,440)	(86,201)
Units outstanding at end of year	132,586,318	260,373	1,459,405	27,344,991	314,247	576,677

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Multi-Manager Mid Cap Fund - Class A	JNL Multi-Manager Mid Cap Fund - Class I	JNL Multi-Manager Small Cap Growth Fund - Class A	JNL Multi-Manager Small Cap Growth Fund - Class I	JNL Multi-Manager Small Cap Value Fund - Class A	JNL Multi-Manager Small Cap Value Fund - Class I	JNL S&P 500 Index Fund - Class I
Operations
Net investment income (loss)	$(1,909,020)	$(9,418)	$(22,833,984)	$(36,632)	$(8,300,365)	$(8,789)	$(225,882)
Net realized gain (loss) on investments	2,250,493	34,787	47,253,346	92,905	(8,526,598)	(13,850)	909,083
Net change in unrealized appreciation
(depreciation) on investments	32,346,828	462,403	431,607,793	2,037,517	144,168,841	444,139	12,224,629
Net change in net assets
from operations	32,688,301	487,772	456,027,155	2,093,790	127,341,878	421,500	12,907,830

Contract transactions
Purchase payments	27,326,936	1,131,899	120,814,492	3,528,583	29,126,227	1,188,681	39,212,031
Surrenders and terminations	(7,690,397)	(54,244)	(126,267,106)	(356,834)	(45,469,414)	(69,213)	(1,706,609)
Transfers between Investment Divisions	40,449,063	(268,157)	121,005,158	1,731,892	20,559,256	446,243	3,545,575
Contract owner charges	(1,769,844)	(22,850)	(20,664,175)	(85,458)	(7,194,847)	(20,494)	(484,252)
Net change in net assets
from contract transactions	58,315,758	786,648	94,888,369	4,818,183	(2,978,778)	1,545,217	40,566,745

Net change in net assets	91,004,059	1,274,420	550,915,524	6,911,973	124,363,100	1,966,717	53,474,575

Net assets beginning of year	101,433,173	1,509,350	1,318,819,103	4,465,611	540,930,885	1,055,404	27,799,448

Net assets end of year	$192,437,232	$2,783,770	$1,869,734,627	$11,377,584	$665,293,985	$3,022,121	$81,274,023

Contract unit transactions
Units outstanding at beginning of year	8,948,522	129,862	27,849,298	67,706	28,899,860	45,714	2,729,944
Units issued	7,238,057	126,127	7,990,940	80,943	5,723,850	71,616	4,596,748
Units redeemed	(2,826,983)	(69,678)	(6,570,160)	(22,473)	(5,931,482)	(12,531)	(1,207,615)
Units outstanding at end of year	13,359,596	186,311	29,270,078	126,176	28,692,228	104,799	6,119,077

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Balanced Fund - Class A	JNL/American Funds Balanced Fund - Class I	JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/American Funds Capital Income Builder Fund - Class A	JNL/American Funds Capital Income Builder Fund - Class I	JNL/American Funds Capital World Bond Fund - Class A
Operations
Net investment income (loss)	$(16,546,696)	$(70,199)	$(39,730,314)	$(43,709)	$(828,676)	$(8,950)	$(6,501,338)
Net realized gain (loss) on investments	7,981,805	33,642	127,208,095	71,512	599,805	28,356	2,492,277
Net change in unrealized appreciation
(depreciation) on investments	216,528,244	2,859,549	423,352,455	1,894,123	9,283,845	301,775	31,489,818
Net change in net assets
from operations	207,963,353	2,822,992	510,830,236	1,921,926	9,054,974	321,181	27,480,757

Contract transactions
Purchase payments	242,177,007	8,629,962	146,759,626	6,871,869	52,961,343	1,666,957	18,252,944
Surrenders and terminations	(69,465,671)	(286,637)	(200,955,753)	(681,895)	(2,574,665)	(48,825)	(38,001,663)
Transfers between Investment Divisions	137,530,686	524,734	(70,632,426)	243,342	39,541,826	(240,482)	(4,882,484)
Contract owner charges	(15,466,316)	(160,262)	(39,441,730)	(114,588)	(643,022)	(18,332)	(6,265,166)
Net change in net assets
from contract transactions	294,775,706	8,707,797	(164,270,283)	6,318,728	89,285,482	1,359,318	(30,896,369)

Net change in net assets	502,739,059	11,530,789	346,559,953	8,240,654	98,340,456	1,680,499	(3,415,612)

Net assets beginning of year	963,781,527	10,200,796	2,699,797,791	5,838,439	21,747,318	1,211,873	472,081,340

Net assets end of year	$1,466,520,586	$21,731,585	$3,046,357,744	$14,079,093	$120,087,774	$2,892,372	$468,665,728

Contract unit transactions
Units outstanding at beginning of year	62,689,945	500,900	141,339,101	268,332	2,310,714	128,401	45,804,120
Units issued	27,795,889	486,933	17,529,873	422,070	10,195,442	191,264	6,767,616
Units redeemed	(10,612,798)	(102,794)	(25,541,173)	(152,953)	(1,478,780)	(58,053)	(9,801,820)
Units outstanding at end of year	79,873,036	885,039	133,327,801	537,449	11,027,376	261,612	42,769,916

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Capital World Bond Fund - Class I	JNL/American Funds Global Growth Fund - Class A	JNL/American Funds Global Growth Fund - Class I	JNL/American Funds Global Small Capitalization Fund - Class A	JNL/American Funds Global Small Capitalization Fund - Class I	JNL/American Funds Growth Allocation Fund - Class A	JNL/American Funds Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(7,093)	$(3,523,662)	$(21,083)	$(8,917,273)	$(16,689)	$(32,621,902)	$(60,387)
Net realized gain (loss) on investments	6,922	6,793,274	50,641	11,770,485	45,795	66,158,953	126,959
Net change in unrealized appreciation
(depreciation) on investments	100,608	82,196,351	1,323,513	162,945,923	920,940	439,915,183	2,599,048
Net change in net assets
from operations	100,437	85,465,963	1,353,071	165,799,135	950,046	473,452,234	2,665,620

Contract transactions
Purchase payments	879,541	68,275,679	2,735,161	32,125,327	1,351,241	214,000,659	4,662,975
Surrenders and terminations	(51,814)	(19,565,020)	(151,906)	(42,214,180)	(218,779)	(124,125,375)	(388,496)
Transfers between Investment Divisions	142,911	86,066,375	315,533	(21,576,808)	68,681	(33,749,923)	494,306
Contract owner charges	(12,791)	(1,454,142)	(52,705)	(8,913,642)	(37,147)	(32,069,694)	(153,326)
Net change in net assets
from contract transactions	957,847	133,322,892	2,846,083	(40,579,303)	1,163,996	24,055,667	4,615,459

Net change in net assets	1,058,284	218,788,855	4,199,154	125,219,832	2,114,042	497,507,901	7,281,079

Net assets beginning of year	1,122,789	206,532,871	2,795,455	582,674,388	2,547,987	2,170,711,051	9,260,160

Net assets end of year	$2,181,073	$425,321,726	$6,994,609	$707,894,220	$4,662,029	$2,668,218,952	$16,541,239

Contract unit transactions
Units outstanding at beginning of year	95,227	15,303,097	211,396	41,752,217	160,808	146,895,742	599,359
Units issued	103,958	12,612,051	250,148	5,730,291	114,276	23,511,302	419,769
Units redeemed	(26,139)	(4,156,941)	(70,803)	(8,287,244)	(50,300)	(22,286,876)	(150,655)
Units outstanding at end of year	173,046	23,758,207	390,741	39,195,264	224,784	148,120,168	868,473

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Growth Fund - Class A	JNL/American Funds Growth Fund - Class I	JNL/American Funds Growth-Income Fund - Class A	JNL/American Funds Growth-Income Fund - Class I	JNL/American Funds International Fund - Class A	JNL/American Funds International Fund - Class I	JNL/American Funds Moderate Growth Allocation Fund - Class A
Operations
Net investment income (loss)	$(9,778,251)	$(65,520)	$(87,591,829)	$(174,128)	$(23,295,364)	$(35,774)	$(29,255,565)
Net realized gain (loss) on investments	29,410,975	224,657	269,797,908	374,179	24,721,824	(50,013)	63,169,062
Net change in unrealized appreciation
(depreciation) on investments	181,901,049	3,614,846	1,224,256,897	8,263,452	327,381,525	1,644,534	304,170,846
Net change in net assets
from operations	201,533,773	3,773,983	1,406,462,976	8,463,503	328,807,985	1,558,747	338,084,343

Contract transactions
Purchase payments	292,333,669	7,558,912	682,251,065	21,955,889	86,629,625	2,713,306	146,509,129
Surrenders and terminations	(52,359,294)	(819,550)	(388,877,352)	(1,203,113)	(103,379,834)	(406,565)	(154,976,229)
Transfers between Investment Divisions	153,450,161	269,945	(47,405,708)	(499,313)	(97,413,788)	(401,089)	(18,198,079)
Contract owner charges	(5,389,256)	(163,930)	(83,501,355)	(494,213)	(21,123,504)	(83,982)	(26,962,534)
Net change in net assets
from contract transactions	388,035,280	6,845,377	162,466,650	19,759,250	(135,287,501)	1,821,670	(53,627,713)

Net change in net assets	589,569,053	10,619,360	1,568,929,626	28,222,753	193,520,484	3,380,417	284,456,630

Net assets beginning of year	518,662,934	9,274,100	5,780,078,421	24,203,766	1,632,856,406	6,464,198	2,009,614,646

Net assets end of year	$1,108,231,987	$19,893,460	$7,349,008,047	$52,426,519	$1,826,376,890	$9,844,615	$2,294,071,276

Contract unit transactions
Units outstanding at beginning of year	25,442,043	434,247	277,013,360	1,027,526	128,182,615	447,287	148,503,193
Units issued	25,179,937	464,942	49,162,736	1,185,581	14,181,734	244,762	20,608,309
Units redeemed	(8,112,466)	(181,410)	(42,436,934)	(428,582)	(23,925,091)	(134,200)	(24,519,912)
Units outstanding at end of year	42,509,514	717,779	283,739,162	1,784,525	118,439,258	557,849	144,591,590

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/American Funds Moderate Growth Allocation Fund - Class I	JNL/American Funds New World Fund - Class A	JNL/American Funds New World Fund - Class I	JNL/AQR Large Cap Defensive Style Fund - Class A(a)	JNL/AQR Large Cap Defensive Style Fund - Class I(a)	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
Operations
Net investment income (loss)	$(49,847)	$(17,635,735)	$(41,402)	$(109,950)	$(671)	$(3,847,109)	$(4,078)
Net realized gain (loss) on investments	103,736	26,315,025	108,923	120,711	1,106	5,378,340	(5,783)
Net change in unrealized appreciation
(depreciation) on investments	1,799,943	293,240,095	2,176,153	1,638,037	29,032	59,475,325	211,138
Net change in net assets
from operations	1,853,832	301,919,385	2,243,674	1,648,798	29,467	61,006,556	201,277

Contract transactions
Purchase payments	7,035,514	64,354,301	4,263,333	5,372,690	284,879	4,554,546	125,008
Surrenders and terminations	(834,713)	(79,339,443)	(428,463)	(743,734)	(1,170)	(22,156,897)	(1,611)
Transfers between Investment Divisions	(480,204)	(27,289,173)	65,612	28,156,072	257,538	(27,896,520)	275,314
Contract owner charges	(104,415)	(17,670,516)	(94,928)	(91,863)	(677)	(3,538,927)	(10,734)
Net change in net assets
from contract transactions	5,616,182	(59,944,831)	3,805,554	32,693,165	540,570	(49,037,798)	387,977

Net change in net assets	7,470,014	241,974,554	6,049,228	34,341,963	570,037	11,968,758	589,254

Net assets beginning of year	7,934,714	1,148,077,068	6,165,264	—	—	271,715,053	621,832

Net assets end of year	$15,404,728	$1,390,051,622	$12,214,492	$34,341,963	$570,037	$283,683,811	$1,211,086

Contract unit transactions
Units outstanding at beginning of year	557,601	99,661,537	471,130	—	—	18,892,156	35,977
Units issued	529,221	13,571,010	437,854	3,723,105	61,171	1,396,187	27,319
Units redeemed	(169,253)	(18,288,350)	(180,996)	(491,709)	(7,822)	(4,451,697)	(7,383)
Units outstanding at end of year	917,569	94,944,197	727,988	3,231,396	53,349	15,836,646	55,913

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/AQR Managed Futures Strategy Fund - Class A	JNL/BlackRock Advantage International Fund - Class A(a)	JNL/BlackRock Advantage International Fund - Class I(a)	JNL/BlackRock Global Allocation Fund - Class A	JNL/BlackRock Global Allocation Fund - Class I	JNL/BlackRock Global Natural Resources Fund - Class A	JNL/BlackRock Global Natural Resources Fund - Class I
Operations
Net investment income (loss)	$(995,337)	$11,050	$998	$(44,831,150)	$(54,870)	$(8,274,647)	$(7,030)
Net realized gain (loss) on investments	(7,607,937)	499	12	40,626,375	(29,043)	(22,134,750)	4,796
Net change in unrealized appreciation
(depreciation) on investments	7,966,268	155,557	4,261	508,106,301	2,106,122	106,449,905	190,948
Net change in net assets
from operations	(637,006)	167,106	5,271	503,901,526	2,022,209	76,040,508	188,714

Contract transactions
Purchase payments	1,726,100	1,897,310	127,339	116,491,155	4,793,364	15,838,153	1,343,595
Surrenders and terminations	(12,096,594)	(11,724)	—	(272,659,837)	(667,802)	(53,461,455)	(20,642)
Transfers between Investment Divisions	(8,957,321)	1,159,699	26,899	(187,987,615)	(841,473)	(18,550,596)	926,100
Contract owner charges	(193,027)	(7,010)	(153)	(43,829,362)	(166,177)	(7,834,306)	(21,976)
Net change in net assets
from contract transactions	(19,520,842)	3,038,275	154,085	(387,985,659)	3,117,912	(64,008,204)	2,227,077

Net change in net assets	(20,157,848)	3,205,381	159,356	115,915,867	5,140,121	12,032,304	2,415,791

Net assets beginning of year	104,656,761	—	—	3,293,386,734	9,598,347	589,691,515	614,425

Net assets end of year	$84,498,913	$3,205,381	$159,356	$3,409,302,601	$14,738,468	$601,723,819	$3,030,216

Contract unit transactions
Units outstanding at beginning of year	11,588,656	—	—	268,415,432	696,969	85,587,050	77,960
Units issued	989,384	310,134	15,079	21,183,820	603,763	9,316,495	298,255
Units redeemed	(3,140,594)	(5,352)	(15)	(50,845,102)	(372,816)	(17,902,391)	(37,571)
Units outstanding at end of year	9,437,446	304,782	15,064	238,754,150	927,916	77,001,154	338,644

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Causeway International Value Select Fund - Class A	JNL/Causeway International Value Select Fund - Class I	JNL/ClearBridge Large Cap Growth Fund - Class A
Operations
Net investment income (loss)	$(35,588,619)	$(64,163)	$(405,218)	$(1,658)	$6,627,088	$60,602	$(3,021,068)
Net realized gain (loss) on investments	106,438,142	121,938	(488,278)	(2,811)	21,760,714	75,658	9,572,975
Net change in unrealized appreciation
(depreciation) on investments	587,992,720	3,469,124	2,226,090	19,988	42,362,902	193,332	46,267,232
Net change in net assets
from operations	658,842,243	3,526,899	1,332,594	15,519	70,750,704	329,592	52,819,139

Contract transactions
Purchase payments	172,538,978	5,902,942	4,862,945	158,490	15,558,804	657,194	52,630,670
Surrenders and terminations	(190,930,062)	(776,114)	(3,294,460)	(510)	(31,709,148)	(263,403)	(13,135,095)
Transfers between Investment Divisions	67,318,857	2,488,392	2,768,463	41,472	(3,200,004)	22,948	84,852,990
Contract owner charges	(33,088,470)	(165,222)	(126,166)	(3,572)	(5,566,473)	(24,018)	(2,671,964)
Net change in net assets
from contract transactions	15,839,303	7,449,998	4,210,782	195,880	(24,916,821)	392,721	121,676,601

Net change in net assets	674,681,546	10,976,897	5,543,376	211,399	45,833,883	722,313	174,495,740

Net assets beginning of year	2,165,262,828	8,660,190	34,144,327	243,431	417,372,056	1,415,938	112,482,528

Net assets end of year	$2,839,944,374	$19,637,087	$39,687,703	$454,830	$463,205,939	$2,138,251	$286,978,268

Contract unit transactions
Units outstanding at beginning of year	38,218,840	105,384	3,437,579	24,317	31,251,676	76,820	10,559,538
Units issued	7,947,685	106,684	1,786,636	26,937	4,289,978	78,507	19,067,258
Units redeemed	(7,924,495)	(28,631)	(1,352,785)	(7,950)	(6,050,622)	(56,682)	(8,942,318)
Units outstanding at end of year	38,242,030	183,437	3,871,430	43,304	29,491,032	98,645	20,684,478

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/DFA Growth Allocation Fund - Class A	JNL/DFA Growth Allocation Fund - Class I	JNL/DFA International Core Equity Fund - Class A(a)	JNL/DFA International Core Equity Fund - Class I(a)	JNL/DFA Moderate Growth Allocation Fund - Class A	JNL/DFA Moderate Growth Allocation Fund - Class I
Operations
Net investment income (loss)	$(23,541)	$78,830	$50,801	$(22,227)	$(158)	$394,084	$64,578
Net realized gain (loss) on investments	126,019	3,019,091	53,254	16,574	59	2,182,140	63,866
Net change in unrealized appreciation
(depreciation) on investments	1,148,363	27,893,086	603,673	517,899	12,582	18,149,569	631,501
Net change in net assets
from operations	1,250,841	30,991,007	707,728	512,246	12,483	20,725,793	759,945

Contract transactions
Purchase payments	3,316,558	34,349,040	1,306,298	3,588,089	222,134	28,680,630	1,128,990
Surrenders and terminations	(150,065)	(6,489,296)	(38,909)	(198,913)	—	(8,671,701)	(84,506)
Transfers between Investment Divisions	1,522,569	(5,135,935)	239,642	4,810,721	(2,203)	3,188,356	21,601
Contract owner charges	(58,833)	(2,247,326)	(41,488)	(16,672)	(533)	(1,601,804)	(29,958)
Net change in net assets
from contract transactions	4,630,229	20,476,483	1,465,543	8,183,225	219,398	21,595,481	1,036,127

Net change in net assets	5,881,070	51,467,490	2,173,271	8,695,471	231,881	42,321,274	1,796,072

Net assets beginning of year	2,426,698	148,559,177	2,700,463	—	—	114,807,412	3,758,995

Net assets end of year	$8,307,768	$200,026,667	$4,873,734	$8,695,471	$231,881	$157,128,686	$5,555,067

Contract unit transactions
Units outstanding at beginning of year	224,508	15,299,343	269,793	—	—	11,699,129	372,719
Units issued	487,328	6,355,365	152,818	841,835	23,186	4,848,812	150,655
Units redeemed	(126,684)	(4,479,864)	(21,197)	(33,186)	(1,747)	(2,844,694)	(53,622)
Units outstanding at end of year	585,152	17,174,844	401,414	808,649	21,439	13,703,247	469,752

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/DFA U.S. Core Equity Fund - Class A	JNL/DFA U.S. Core Equity Fund - Class I	JNL/DFA U.S. Small Cap Fund - Class A	JNL/DFA U.S. Small Cap Fund - Class I	JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
Operations
Net investment income (loss)	$(14,282,902)	$(28,454)	$(708,514)	$25,879	$33,570,328	$302,245	$(389,284)
Net realized gain (loss) on investments	39,922,760	51,589	6,509,343	263,514	15,395,048	78,157	620,838
Net change in unrealized appreciation
(depreciation) on investments	231,435,560	1,471,553	12,744,672	338,345	112,038,036	111,143	2,122,657
Net change in net assets
from operations	257,075,418	1,494,688	18,545,501	627,738	161,003,412	491,545	2,354,211

Contract transactions
Purchase payments	55,952,763	3,866,649	24,039,853	1,840,031	78,772,263	8,646,865	9,482,230
Surrenders and terminations	(77,001,035)	(249,858)	(7,766,161)	(153,096)	(258,523,105)	(368,337)	(2,744,607)
Transfers between Investment Divisions	33,009,102	(309,403)	35,267,406	703,534	58,720,652	1,287,076	23,902,058
Contract owner charges	(12,287,025)	(59,740)	(645,830)	(33,725)	(29,901,201)	(60,777)	(280,991)
Net change in net assets
from contract transactions	(326,195)	3,247,648	50,895,268	2,356,744	(150,931,391)	9,504,827	30,358,690

Net change in net assets	256,749,223	4,742,336	69,440,769	2,984,482	10,072,021	9,996,372	32,712,901

Net assets beginning of year	910,822,839	3,682,515	73,218,975	1,940,376	2,581,224,405	3,757,430	12,566,553

Net assets end of year	$1,167,572,062	$8,424,851	$142,659,744	$4,924,858	$2,591,296,426	$13,753,802	$45,279,454

Contract unit transactions
Units outstanding at beginning of year	28,744,043	83,280	4,615,620	206,727	125,685,202	134,577	1,183,498
Units issued	5,933,310	96,763	4,519,601	285,873	17,440,894	447,123	4,404,750
Units redeemed	(5,894,969)	(32,082)	(1,594,067)	(80,304)	(25,204,578)	(117,999)	(1,687,553)
Units outstanding at end of year	28,782,384	147,961	7,541,154	412,296	117,921,518	463,701	3,900,695

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/DoubleLine Total Return Fund - Class A	JNL/DoubleLine Total Return Fund - Class I	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
Operations
Net investment income (loss)	$(5,557)	$(14,628,673)	$(45,974)	$(12,188,994)	$(40,791)	$3,066,404	$61,727
Net realized gain (loss) on investments	3,332	6,719,130	88,048	5,249,467	219,189	(495,716)	17,940
Net change in unrealized appreciation
(depreciation) on investments	118,170	297,703,761	2,615,844	45,952,038	330,463	58,858,664	125,698
Net change in net assets
from operations	115,945	289,794,218	2,657,918	39,012,511	508,861	61,429,352	205,365

Contract transactions
Purchase payments	670,484	155,397,139	6,596,888	83,093,290	4,514,153	39,421,835	1,565,975
Surrenders and terminations	(16,221)	(64,096,511)	(535,045)	(79,951,220)	(1,448,163)	(72,396,899)	(20,483)
Transfers between Investment Divisions	29,357	239,736,919	860,242	118,507,660	3,475,600	11,224,333	806,433
Contract owner charges	(9,174)	(11,735,003)	(117,473)	(9,108,404)	(55,690)	(10,320,292)	(20,907)
Net change in net assets
from contract transactions	674,446	319,302,544	6,804,612	112,541,326	6,485,900	(32,071,023)	2,331,018

Net change in net assets	790,391	609,096,762	9,462,530	151,553,837	6,994,761	29,358,329	2,536,383

Net assets beginning of year	837,171	802,439,388	5,362,943	861,074,473	4,648,183	803,002,659	1,441,372

Net assets end of year	$1,627,562	$1,411,536,150	$14,825,473	$1,012,628,310	$11,642,944	$832,360,988	$3,977,755

Contract unit transactions
Units outstanding at beginning of year	77,535	55,236,598	374,257	78,693,525	417,325	31,560,367	39,184
Units issued	69,881	29,998,795	590,046	32,101,314	1,555,931	5,676,015	76,012
Units redeemed	(11,044)	(11,560,721)	(191,421)	(22,141,569)	(979,483)	(7,049,451)	(14,884)
Units outstanding at end of year	136,372	73,674,672	772,882	88,653,270	993,773	30,186,931	100,312

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/First State Global Infrastructure Fund - Class A	JNL/First State Global Infrastructure Fund - Class I	JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/Franklin Templeton Income Fund - Class A
Operations
Net investment income (loss)	$(9,286,105)	$(5,766)	$48,343,966	$241,174	$(15,931,412)	$(5,318)	$(22,960,255)
Net realized gain (loss) on investments	8,936,154	32,897	(3,703,251)	(4,367)	48,080,807	794	19,147,971
Net change in unrealized appreciation
(depreciation) on investments	158,885,744	262,219	(46,973,847)	(240,949)	136,642,117	203,120	232,601,906
Net change in net assets
from operations	158,535,793	289,350	(2,333,132)	(4,142)	168,791,512	198,596	228,789,622

Contract transactions
Purchase payments	18,646,682	643,396	25,910,156	1,388,256	19,961,541	—	65,875,267
Surrenders and terminations	(57,097,226)	(42,485)	(49,747,744)	(62,722)	(103,907,386)	—	(161,262,935)
Transfers between Investment Divisions	(63,330,691)	108,049	(7,780,652)	305,640	(35,360,580)	206,743	2,392,581
Contract owner charges	(8,202,708)	(13,320)	(6,518,614)	(13,595)	(14,758,712)	(1)	(19,647,350)
Net change in net assets
from contract transactions	(109,983,943)	695,640	(38,136,854)	1,617,579	(134,065,137)	206,742	(112,642,437)

Net change in net assets	48,551,850	984,990	(40,469,986)	1,613,437	34,726,375	405,338	116,147,185

Net assets beginning of year	665,848,788	881,887	619,824,842	1,173,116	1,102,524,799	1,030,538	1,607,799,513

Net assets end of year	$714,400,638	$1,866,877	$579,354,856	$2,786,553	$1,137,251,174	$1,435,876	$1,723,946,698

Contract unit transactions
Units outstanding at beginning of year	47,533,910	56,990	53,644,640	91,579	89,939,228	75,555	107,923,673
Units issued	4,442,248	75,348	8,929,672	182,689	5,540,574	28,693	13,263,571
Units redeemed	(11,334,636)	(36,892)	(12,378,022)	(57,823)	(15,653,814)	(13,704)	(20,273,577)
Units outstanding at end of year	40,641,522	95,446	50,196,290	216,445	79,825,988	90,544	100,913,667

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Franklin Templeton Income Fund - Class I	JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/Goldman Sachs 4 Fund - Class A	JNL/Goldman Sachs 4 Fund - Class I	JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/Goldman Sachs Competitive Advantage Fund - Class I
Operations
Net investment income (loss)	$(10,200)	$(4,064,372)	$12,255	$(77,545,214)	$(37,407)	$(824,965)	$44,274
Net realized gain (loss) on investments	7,455	6,318,067	34,284	254,112,751	61,711	115,466,694	287,726
Net change in unrealized appreciation
(depreciation) on investments	291,462	81,753,283	238,930	1,035,885,610	1,755,278	109,441,774	385,421
Net change in net assets
from operations	288,717	84,006,978	285,469	1,212,453,147	1,779,582	224,083,503	717,421

Contract transactions
Purchase payments	1,661,542	21,265,181	762,352	169,435,442	4,000,840	33,725,519	1,223,776
Surrenders and terminations	(54,283)	(38,579,067)	(40,019)	(464,652,055)	(193,941)	(67,419,033)	(510,311)
Transfers between Investment Divisions	94,920	(21,285,354)	121,178	(341,505,161)	42,420	(67,063,922)	(1,726,583)
Contract owner charges	(19,389)	(6,518,296)	(21,130)	(67,339,176)	(89,082)	(10,853,254)	(13,639)
Net change in net assets
from contract transactions	1,682,790	(45,117,536)	822,381	(704,060,950)	3,760,237	(111,610,690)	(1,026,757)

Net change in net assets	1,971,507	38,889,442	1,107,850	508,392,197	5,539,819	112,472,813	(309,336)

Net assets beginning of year	1,210,514	516,457,359	1,135,735	5,447,351,285	5,632,804	851,582,142	2,934,099

Net assets end of year	$3,182,021	$555,346,801	$2,243,585	$5,955,743,482	$11,172,623	$964,054,955	$2,624,763

Contract unit transactions
Units outstanding at beginning of year	66,926	50,342,457	93,624	251,816,140	287,958	34,523,120	100,716
Units issued	123,643	6,470,458	85,275	16,469,893	229,271	4,137,656	103,499
Units redeemed	(37,506)	(10,470,072)	(22,191)	(45,506,500)	(55,999)	(8,107,413)	(134,241)
Units outstanding at end of year	153,063	46,342,843	156,708	222,779,533	461,230	30,553,363	69,974

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Goldman Sachs International 5 Fund - Class A	JNL/Goldman Sachs International 5 Fund - Class I	JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
Operations
Net investment income (loss)	$66,691,072	$342,059	$892,416	$36,013	$6,872,099	$106,303	$(28,579,396)
Net realized gain (loss) on investments	253,695,550	732,018	(318,206)	(3,548)	70,427,604	221,242	118,244,766
Net change in unrealized appreciation
(depreciation) on investments	385,450,070	797,892	6,738,268	139,855	49,698,055	413,736	361,243,217
Net change in net assets
from operations	705,836,692	1,871,969	7,312,478	172,320	126,997,758	741,281	450,908,587

Contract transactions
Purchase payments	118,494,956	4,118,910	5,259,551	491,714	25,786,698	1,301,446	73,266,215
Surrenders and terminations	(239,343,354)	(260,255)	(2,708,775)	(6,756)	(53,436,540)	(537,362)	(140,782,285)
Transfers between Investment Divisions	16,443,552	1,143,519	6,928,955	171,888	(38,126,276)	(1,438,434)	(58,682,258)
Contract owner charges	(37,087,961)	(69,853)	(171,084)	(13,558)	(8,694,598)	(29,531)	(26,426,325)
Net change in net assets
from contract transactions	(141,492,807)	4,932,321	9,308,647	643,288	(74,470,716)	(703,881)	(152,624,653)

Net change in net assets	564,343,885	6,804,290	16,621,125	815,608	52,527,042	37,400	298,283,934

Net assets beginning of year	2,779,742,498	5,208,013	40,773,969	723,122	670,704,584	3,513,496	1,853,862,215

Net assets end of year	$3,344,086,383	$12,012,303	$57,395,094	$1,538,730	$723,231,626	$3,550,896	$2,152,146,149

Contract unit transactions
Units outstanding at beginning of year	129,121,184	206,422	3,785,671	74,292	31,260,747	138,238	77,563,710
Units issued	16,122,595	208,178	1,849,362	64,741	5,139,845	119,715	8,029,237
Units redeemed	(22,227,198)	(42,251)	(1,051,791)	(5,043)	(8,272,696)	(142,443)	(13,974,413)
Units outstanding at end of year	123,016,581	372,349	4,583,242	133,990	28,127,896	115,510	71,618,534

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I	JNL/Goldman Sachs Managed Conservative Fund - Class A	JNL/Goldman Sachs Managed Conservative Fund - Class I	JNL/Goldman Sachs Managed Growth Fund - Class A	JNL/Goldman Sachs Managed Growth Fund - Class I	JNL/Goldman Sachs Managed Moderate Fund - Class A	JNL/Goldman Sachs Managed Moderate Fund - Class I
Operations
Net investment income (loss)	$(35,486)	$(15,971,105)	$(6,160)	$(68,639,663)	$(29,875)	$(37,324,962)	$(12,409)
Net realized gain (loss) on investments	65,555	37,021,949	33,689	273,271,631	95,212	106,566,000	37,059
Net change in unrealized appreciation
(depreciation) on investments	1,635,739	81,722,986	97,032	789,818,433	1,246,528	263,432,928	364,622
Net change in net assets
from operations	1,665,808	102,773,830	124,561	994,450,401	1,311,865	332,673,966	389,272

Contract transactions
Purchase payments	3,982,032	25,597,103	1,334,658	98,456,751	3,197,791	46,647,951	467,677
Surrenders and terminations	(204,062)	(132,036,675)	(6,102)	(402,992,571)	(134,496)	(252,822,255)	(56,732)
Transfers between Investment Divisions	366,026	7,807,175	72,053	(122,593,354)	(560,607)	(44,842,137)	43,173
Contract owner charges	(111,835)	(15,060,077)	(6,869)	(63,485,235)	(90,377)	(35,162,731)	(15,093)
Net change in net assets
from contract transactions	4,032,161	(113,692,474)	1,393,740	(490,614,409)	2,412,311	(286,179,172)	439,025

Net change in net assets	5,697,969	(10,918,644)	1,518,301	503,835,992	3,724,176	46,494,794	828,297

Net assets beginning of year	4,970,894	1,114,769,000	564,393	4,556,169,040	4,424,232	2,604,499,203	2,456,825

Net assets end of year	$10,668,863	$1,103,850,356	$2,082,694	$5,060,005,032	$8,148,408	$2,650,993,997	$3,285,122

Contract unit transactions
Units outstanding at beginning of year	236,590	79,899,285	43,230	192,724,234	249,827	161,635,534	165,275
Units issued	219,961	11,276,503	165,096	12,387,829	204,837	10,483,895	127,193
Units redeemed	(69,656)	(19,318,937)	(64,411)	(31,293,804)	(92,975)	(27,240,625)	(125,280)
Units outstanding at end of year	386,895	71,856,851	143,915	173,818,259	361,689	144,878,804	167,188

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Goldman Sachs Managed Moderate Growth Fund - Class A	JNL/Goldman Sachs Managed Moderate Growth Fund - Class I	JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Goldman Sachs Total Yield Fund - Class I	JNL/GQG Emerging Markets Equity Fund - Class A	JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Harris Oakmark Global Equity Fund - Class A
Operations
Net investment income (loss)	$(73,956,287)	$(28,200)	$2,806,582	$14,585	$(282,171)	$2,546	$1,182,768
Net realized gain (loss) on investments	264,021,697	400,827	14,884,369	16,795	488,274	25,055	10,171,622
Net change in unrealized appreciation
(depreciation) on investments	657,637,503	891,959	53,974,726	85,820	6,256,277	386,172	83,542,821
Net change in net assets
from operations	847,702,913	1,264,586	71,665,677	117,200	6,462,380	413,773	94,897,211

Contract transactions
Purchase payments	80,593,859	839,557	11,769,472	277,210	12,986,226	1,082,284	12,002,861
Surrenders and terminations	(488,218,788)	(75,826)	(31,082,072)	(7,870)	(2,575,848)	(76,448)	(41,464,709)
Transfers between Investment Divisions	(119,772,726)	(3,675,400)	(28,418,908)	(41,767)	43,058,288	94,393	(18,871,766)
Contract owner charges	(68,891,394)	(58,405)	(4,665,052)	(5,425)	(471,648)	(26,544)	(3,144,452)
Net change in net assets
from contract transactions	(596,289,049)	(2,970,074)	(52,396,560)	222,148	52,997,018	1,073,685	(51,478,066)

Net change in net assets	251,413,864	(1,705,488)	19,269,117	339,348	59,459,398	1,487,458	43,419,145

Net assets beginning of year	5,059,942,407	7,487,109	371,365,004	453,088	17,663,473	1,710,201	384,351,275

Net assets end of year	$5,311,356,271	$5,781,621	$390,634,121	$792,436	$77,122,871	$3,197,659	$427,770,420

Contract unit transactions
Units outstanding at beginning of year	236,890,606	343,375	20,395,492	21,436	2,007,111	191,526	41,707,847
Units issued	13,831,687	148,063	1,955,425	17,940	6,615,904	209,302	4,708,640
Units redeemed	(39,748,059)	(247,304)	(4,559,435)	(8,880)	(1,282,393)	(104,485)	(9,576,175)
Units outstanding at end of year	210,974,234	244,134	17,791,482	30,496	7,340,622	296,343	36,840,312

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Harris Oakmark Global Equity Fund - Class I	JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Invesco Diversified Dividend Fund - Class A	JNL/Invesco Diversified Dividend Fund - Class I	JNL/Invesco Global Growth Fund - Class A	JNL/Invesco Global Growth Fund - Class I
Operations
Net investment income (loss)	$43,446	$18,253	$2,550	$874,672	$30,741	$(12,777,047)	$41,704
Net realized gain (loss) on investments	102,784	554,127	5,557	1,403,860	17,169	179,370,299	582,426
Net change in unrealized appreciation
(depreciation) on investments	470,601	1,145,928	34,236	11,280,405	250,634	243,657,888	1,084,986
Net change in net assets
from operations	616,831	1,718,308	42,343	13,558,937	298,544	410,251,140	1,709,116

Contract transactions
Purchase payments	1,092,085	6,911,729	273,663	18,824,171	825,835	60,486,352	4,541,052
Surrenders and terminations	(102,941)	(718,464)	(305)	(3,949,741)	(38,460)	(110,932,785)	(294,238)
Transfers between Investment Divisions	44,391	20,105,794	296,196	22,767,318	354,941	(79,394,882)	(107,473)
Contract owner charges	(24,617)	(174,403)	(1,799)	(809,536)	(16,139)	(20,292,443)	(68,403)
Net change in net assets
from contract transactions	1,008,918	26,124,656	567,755	36,832,212	1,126,177	(150,133,758)	4,070,938

Net change in net assets	1,625,749	27,842,964	610,098	50,391,149	1,424,721	260,117,382	5,780,054

Net assets beginning of year	1,885,145	2,994,870	31,144	47,606,671	903,089	1,440,261,324	4,217,337

Net assets end of year	$3,510,894	$30,837,834	$641,242	$97,997,820	$2,327,810	$1,700,378,706	$9,997,391

Contract unit transactions
Units outstanding at beginning of year	201,685	320,546	3,319	5,053,030	94,405	65,734,690	146,556
Units issued	174,012	3,551,430	58,881	5,382,817	115,440	6,523,421	167,818
Units redeemed	(80,718)	(1,198,828)	(6,791)	(1,928,303)	(10,963)	(12,480,665)	(47,820)
Units outstanding at end of year	294,979	2,673,148	55,409	8,507,544	198,882	59,777,446	266,554

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Invesco Global Real Estate Fund - Class A	JNL/Invesco Global Real Estate Fund - Class I	JNL/Invesco International Growth Fund - Class A	JNL/Invesco International Growth Fund - Class I	JNL/Invesco Small Cap Growth Fund - Class A	JNL/Invesco Small Cap Growth Fund - Class I	JNL/JPMorgan Global Allocation Fund - Class A(a)
Operations
Net investment income (loss)	$(15,062,612)	$(4,906)	$3,041,177	$38,042	$(21,552,488)	$(34,173)	$(310,837)
Net realized gain (loss) on investments	5,347,181	10,586	61,122,678	139,632	46,166,559	(158,129)	696,030
Net change in unrealized appreciation
(depreciation) on investments	219,782,133	154,235	128,645,550	373,184	299,152,542	1,745,849	4,214,218
Net change in net assets
from operations	210,066,702	159,915	192,809,405	550,858	323,766,613	1,553,547	4,599,411

Contract transactions
Purchase payments	28,969,334	1,031,895	29,163,308	547,618	102,369,741	2,433,190	3,628,089
Surrenders and terminations	(93,499,769)	(50,467)	(59,489,164)	(143,503)	(103,501,557)	(793,723)	(3,460,900)
Transfers between Investment Divisions	(73,485,374)	1,045,956	(63,940,853)	117,818	(94,560,121)	(1,348,283)	1,128,448
Contract owner charges	(13,067,618)	(7,510)	(9,620,883)	(24,984)	(18,882,203)	(66,994)	(25,867)
Net change in net assets
from contract transactions	(151,083,427)	2,019,874	(103,887,592)	496,949	(114,574,140)	224,190	1,269,770

Net change in net assets	58,983,275	2,179,789	88,921,813	1,047,807	209,192,473	1,777,737	5,869,181

Net assets beginning of year	1,052,659,910	257,003	766,541,625	1,776,708	1,451,598,709	6,431,605	27,909,377

Net assets end of year	$1,111,643,185	$2,436,792	$855,463,438	$2,824,515	$1,660,791,182	$8,209,342	$33,778,558

Contract unit transactions
Units outstanding at beginning of year	62,916,619	13,155	38,718,376	62,386	47,477,690	163,354	2,635,252
Units issued	5,046,085	98,621	3,573,488	35,844	7,380,307	130,688	712,606
Units redeemed	(13,171,588)	(9,603)	(8,191,840)	(20,602)	(10,681,020)	(124,262)	(602,397)
Units outstanding at end of year	54,791,116	102,173	34,100,024	77,628	44,176,977	169,780	2,745,461

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/JPMorgan Global Allocation Fund - Class I(a)	JNL/JPMorgan Growth & Income Fund - Class A	JNL/JPMorgan Growth & Income Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class I
Operations
Net investment income (loss)	$(39)	$(7,929,880)	$(4,387)	$(634,050)	$(7,691)	$(22,726,697)	$(44,669)
Net realized gain (loss) on investments	148	6,929,399	2,227	1,513,492	43,864	48,717,490	210,051
Net change in unrealized appreciation
(depreciation) on investments	1,025	109,581,424	200,885	4,437,701	191,122	492,177,525	2,720,648
Net change in net assets
from operations	1,134	108,580,943	198,725	5,317,143	227,295	518,168,318	2,886,030

Contract transactions
Purchase payments	14,501	17,393,389	801,008	15,682,802	2,219,237	151,373,496	4,903,196
Surrenders and terminations	(667)	(43,348,871)	(10,392)	(2,324,135)	(2,096)	(122,290,078)	(1,250,466)
Transfers between Investment Divisions	6,724	(20,825,175)	56,717	37,410,412	357,769	121,712,513	1,685,969
Contract owner charges	(212)	(7,341,328)	(14,536)	(510,944)	(13,152)	(18,358,083)	(89,129)
Net change in net assets
from contract transactions	20,346	(54,121,985)	832,797	50,258,135	2,561,758	132,437,848	5,249,570

Net change in net assets	21,480	54,458,958	1,031,522	55,575,278	2,789,053	650,606,166	8,135,600

Net assets beginning of year	—	531,897,847	359,835	18,949,696	779,117	1,331,466,593	6,258,304

Net assets end of year	$21,480	$586,356,805	$1,391,357	$74,524,974	$3,568,170	$1,982,072,759	$14,393,904

Contract unit transactions
Units outstanding at beginning of year	—	42,475,594	23,985	1,983,166	81,234	27,148,379	90,195
Units issued	1,953	3,411,870	54,499	6,450,251	286,940	8,192,861	126,651
Units redeemed	(306)	(7,364,595)	(1,922)	(1,446,047)	(38,430)	(6,226,333)	(68,318)
Units outstanding at end of year	1,647	38,522,869	76,562	6,987,370	329,744	29,114,907	148,528

(a)	The mutual fund's shares, as applicable, became available for investment by the Investment Division on June 24, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I	JNL/Lazard International Strategic Equity Fund - Class A	JNL/Lazard International Strategic Equity Fund - Class I	JNL/Loomis Sayles Global Growth Fund - Class A
Operations
Net investment income (loss)	$(11,093,142)	$(28,240)	$(609,206)	$1,665	$(13,415)
Net realized gain (loss) on investments	(376,624)	114,422	1,777,571	14,469	49,352
Net change in unrealized appreciation
(depreciation) on investments	50,383,298	249,203	11,589,938	194,700	323,555
Net change in net assets
from operations	38,913,532	335,385	12,758,303	210,834	359,492

Contract transactions
Purchase payments	76,025,585	3,784,782	6,886,523	709,240	1,194,085
Surrenders and terminations	(94,459,113)	(142,320)	(4,273,619)	(26,180)	(86,577)
Transfers between Investment Divisions	110,651,804	518,138	6,334,924	211,055	1,643,095
Contract owner charges	(9,068,795)	(59,265)	(283,279)	(13,204)	(1,357)
Net change in net assets
from contract transactions	83,149,481	4,101,335	8,664,549	880,911	2,749,246

Net change in net assets	122,063,013	4,436,720	21,422,852	1,091,745	3,108,738

Net assets beginning of year	780,044,412	4,568,203	56,687,007	625,073	364,355

Net assets end of year	$902,107,425	$9,004,923	$78,109,859	$1,716,818	$3,473,093

Contract unit transactions
Units outstanding at beginning of year	37,135,324	156,394	4,616,722	52,385	41,394
Units issued	19,988,571	269,352	1,846,368	79,809	372,979
Units redeemed	(16,569,495)	(137,171)	(1,167,960)	(14,567)	(110,412)
Units outstanding at end of year	40,554,400	288,575	5,295,130	117,627	303,961

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Bond Index Fund - Class A	JNL/Mellon Bond Index Fund - Class I	JNL/Mellon Communication Services Sector Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
Operations
Net investment income (loss)	$8,101,185	$103,332	$(1,802,797)	$(3,997)	$(15,985,962)	$(15,574)
Net realized gain (loss) on investments	1,802,991	38,529	90,135	(1,209)	49,720,722	46,367
Net change in unrealized appreciation
(depreciation) on investments	40,456,854	75,635	29,450,150	158,004	224,696,950	710,316
Net change in net assets
from operations	50,361,030	217,496	27,737,488	152,798	258,431,710	741,109

Contract transactions
Purchase payments	57,557,998	2,758,567	12,485,815	378,508	67,030,749	1,557,819
Surrenders and terminations	(67,627,273)	(141,250)	(12,141,987)	(15,315)	(92,884,585)	(89,582)
Transfers between Investment Divisions	39,567,814	358,817	16,666,188	456,126	(55,724,390)	131,570
Contract owner charges	(8,066,704)	(19,999)	(1,430,206)	(10,450)	(14,032,858)	(25,771)
Net change in net assets
from contract transactions	21,431,835	2,956,135	15,579,810	808,869	(95,611,084)	1,574,036

Net change in net assets	71,792,865	3,173,631	43,317,298	961,667	162,820,626	2,315,145

Net assets beginning of year	783,455,992	2,248,326	102,126,459	322,359	1,054,589,772	2,193,371

Net assets end of year	$855,248,857	$5,421,957	$145,443,757	$1,284,026	$1,217,410,398	$4,508,516

Contract unit transactions
Units outstanding at beginning of year	54,779,838	122,780	10,986,804	25,734	36,528,137	56,985
Units issued	14,433,702	235,321	7,331,421	73,840	5,957,559	59,181
Units redeemed	(13,419,015)	(80,339)	(5,869,092)	(16,119)	(8,946,535)	(23,460)
Units outstanding at end of year	55,794,525	277,762	12,449,133	83,455	33,539,161	92,706

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Consumer Staples Sector Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I	JNL/Mellon Dow Index Fund - Class A	JNL/Mellon Dow Index Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class I	JNL/Mellon Energy Sector Fund - Class A
Operations
Net investment income (loss)	$(1,226,037)	$(3,989)	$(12,630,929)	$(17,784)	$7,143,991	$151,469	$(14,330,164)
Net realized gain (loss) on investments	1,872,269	14,046	64,084,742	41,752	7,511,709	(44,952)	(55,863,170)
Net change in unrealized appreciation
(depreciation) on investments	17,809,654	168,846	130,009,692	759,446	142,069,691	912,761	141,837,178
Net change in net assets
from operations	18,455,886	178,903	181,463,505	783,414	156,725,391	1,019,278	71,643,844

Contract transactions
Purchase payments	20,261,500	506,556	65,017,389	2,606,100	47,380,586	2,877,709	32,301,869
Surrenders and terminations	(4,967,359)	(42,578)	(70,144,630)	(117,708)	(65,012,459)	(189,369)	(83,694,630)
Transfers between Investment Divisions	50,501,919	384,448	63,511,578	1,789,238	(46,684,128)	222,308	(12,508,600)
Contract owner charges	(1,096,313)	(9,273)	(10,246,961)	(33,377)	(13,287,371)	(71,142)	(13,494,786)
Net change in net assets
from contract transactions	64,699,747	839,153	48,137,376	4,244,253	(77,603,372)	2,839,506	(77,396,147)

Net change in net assets	83,155,633	1,018,056	229,600,881	5,027,667	79,122,019	3,858,784	(5,752,303)

Net assets beginning of year	60,734,662	442,507	768,056,389	1,246,179	1,010,949,723	4,411,805	1,001,460,785

Net assets end of year	$143,890,295	$1,460,563	$997,657,270	$6,273,846	$1,090,071,742	$8,270,589	$995,708,482

Contract unit transactions
Units outstanding at beginning of year	6,395,818	45,880	38,035,425	47,229	105,439,239	414,481	38,349,360
Units issued	10,127,188	109,407	12,325,935	186,468	17,299,610	430,792	6,507,165
Units redeemed	(4,332,263)	(34,731)	(10,356,558)	(39,881)	(25,101,098)	(183,404)	(9,377,638)
Units outstanding at end of year	12,190,743	120,556	40,004,802	193,816	97,637,751	661,869	35,478,887

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Energy Sector Fund - Class I	JNL/Mellon Equity Income Fund - Class A	JNL/Mellon Equity Income Fund - Class I	JNL/Mellon Financial Sector Fund - Class A	JNL/Mellon Financial Sector Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class I
Operations
Net investment income (loss)	$(9,769)	$(2,093,964)	$(7,624)	$(15,717,859)	$(19,893)	$(39,063,217)	$(40,197)
Net realized gain (loss) on investments	(133,114)	3,780,511	(3,917)	32,234,595	(19,491)	90,089,948	27,444
Net change in unrealized appreciation
(depreciation) on investments	263,847	43,207,570	417,965	280,880,345	1,200,187	470,132,868	1,891,312
Net change in net assets
from operations	120,964	44,894,117	406,424	297,397,081	1,160,803	521,159,599	1,878,559

Contract transactions
Purchase payments	538,953	13,176,723	814,172	49,633,332	825,024	151,257,940	3,559,900
Surrenders and terminations	(166,443)	(20,432,742)	(15,544)	(82,452,913)	(76,761)	(211,491,609)	(376,323)
Transfers between Investment Divisions	1,552,464	18,038,466	228,652	(94,630,349)	(185,311)	(195,156,114)	1,383,180
Contract owner charges	(24,656)	(777,959)	(17,869)	(14,283,805)	(47,264)	(33,950,279)	(95,538)
Net change in net assets
from contract transactions	1,900,318	10,004,488	1,009,411	(141,733,735)	515,688	(289,340,062)	4,471,219

Net change in net assets	2,021,282	54,898,605	1,415,835	155,663,346	1,676,491	231,819,537	6,349,778

Net assets beginning of year	1,522,614	159,217,776	1,044,954	1,077,913,987	3,585,940	2,816,035,977	6,373,100

Net assets end of year	$3,543,896	$214,116,381	$2,460,789	$1,233,577,333	$5,262,431	$3,047,855,514	$12,722,878

Contract unit transactions
Units outstanding at beginning of year	43,209	8,553,355	67,418	74,125,119	184,045	86,810,514	147,868
Units issued	76,413	3,190,374	88,305	10,202,952	80,762	10,705,641	144,652
Units redeemed	(26,331)	(2,698,335)	(32,330)	(18,996,826)	(58,370)	(19,404,402)	(48,448)
Units outstanding at end of year	93,291	9,045,394	123,393	65,331,245	206,437	78,111,753	244,072

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Index 5 Fund - Class A	JNL/Mellon Index 5 Fund - Class I	JNL/Mellon Industrials Sector Fund - Class A	JNL/Mellon Industrials Sector Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class I	JNL/Mellon International Index Fund - Class A
Operations
Net investment income (loss)	$(14,268,081)	$(4,921)	$(744,904)	$(3,771)	$(36,801,609)	$(60,814)	$17,996,568
Net realized gain (loss) on investments	34,135,429	1,650	924,936	15,268	191,834,021	321,418	20,975,906
Net change in unrealized appreciation
(depreciation) on investments	154,759,762	191,352	9,987,343	179,154	845,862,553	4,766,296	200,819,399
Net change in net assets
from operations	174,627,110	188,081	10,167,375	190,651	1,000,894,965	5,026,900	239,791,873

Contract transactions
Purchase payments	31,349,581	341,283	8,364,968	182,210	186,622,589	7,538,600	57,642,921
Surrenders and terminations	(78,432,474)	(14,181)	(2,972,319)	(25,648)	(184,708,157)	(643,671)	(90,845,069)
Transfers between Investment Divisions	359,125,497	(217,701)	30,332,009	183,821	1,488,439	2,319,264	(47,428,875)
Contract owner charges	(12,977,418)	(11,415)	(710,330)	(8,409)	(32,706,810)	(142,109)	(14,973,612)
Net change in net assets
from contract transactions	299,065,186	97,986	35,014,328	331,974	(29,303,939)	9,072,084	(95,604,635)

Net change in net assets	473,692,296	286,067	45,181,703	522,625	971,591,026	14,098,984	144,187,238

Net assets beginning of year	782,567,053	882,774	27,204,943	529,542	2,194,966,853	7,461,020	1,262,001,079

Net assets end of year	$1,256,259,349	$1,168,841	$72,386,646	$1,052,167	$3,166,557,879	$21,560,004	$1,406,188,317

Contract unit transactions
Units outstanding at beginning of year	53,011,481	52,710	3,029,613	58,077	128,417,253	327,058	71,230,672
Units issued	29,142,541	32,984	7,243,371	67,661	27,819,253	426,103	8,259,314
Units redeemed	(11,118,065)	(27,823)	(3,989,666)	(36,869)	(29,952,347)	(113,358)	(13,289,559)
Units outstanding at end of year	71,035,957	57,871	6,283,318	88,869	126,284,159	639,803	66,200,427

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon International Index Fund - Class I	JNL/Mellon Materials Sector Fund - Class A	JNL/Mellon Materials Sector Fund - Class I	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I	JNL/Mellon MSCI World Index Fund - Class A	JNL/Mellon MSCI World Index Fund - Class I
Operations
Net investment income (loss)	$261,209	$(260,592)	$(2,016)	$(492,330)	$(1,001)	$1,292,813	$44,616
Net realized gain (loss) on investments	109,355	(422,792)	177	401,224	3,123	10,837,317	(24,429)
Net change in unrealized appreciation
(depreciation) on investments	1,239,319	4,205,877	90,135	10,027,231	54,175	63,167,393	487,018
Net change in net assets
from operations	1,609,883	3,522,493	88,296	9,936,125	56,297	75,297,523	507,205

Contract transactions
Purchase payments	4,142,569	3,340,924	176,748	13,303,527	93,260	13,718,475	818,630
Surrenders and terminations	(195,335)	(955,478)	(11,468)	(1,082,145)	(87)	(32,300,965)	(79,348)
Transfers between Investment Divisions	429,964	2,081,044	10,641	10,494,161	91,451	4,679,756	91,363
Contract owner charges	(85,289)	(265,150)	(3,905)	(420,613)	(2,182)	(3,153,969)	(22,156)
Net change in net assets
from contract transactions	4,291,909	4,201,340	172,016	22,294,930	182,442	(17,056,703)	808,489

Net change in net assets	5,901,792	7,723,833	260,312	32,231,055	238,739	58,240,820	1,315,694

Net assets beginning of year	5,806,331	15,357,718	310,032	27,390,459	143,060	301,649,568	1,510,825

Net assets end of year	$11,708,123	$23,081,551	$570,344	$59,621,514	$381,799	$359,890,388	$2,826,519

Contract unit transactions
Units outstanding at beginning of year	256,131	1,796,611	35,756	2,583,337	13,281	15,315,939	58,272
Units issued	236,563	1,755,300	34,336	2,097,664	17,850	2,292,136	70,214
Units redeemed	(63,515)	(1,322,996)	(16,445)	(320,686)	(4,005)	(3,098,217)	(42,187)
Units outstanding at end of year	429,179	2,228,915	53,647	4,360,315	27,126	14,509,858	86,299

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Nasdaq® 100 Index Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class I	JNL/Mellon S&P 400 MidCap Index Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
Operations
Net investment income (loss)	$(37,104,619)	$(76,269)	$(1,629,557)	$(13,971)	$(34,198,566)	$(66,433)	$9,728,177
Net realized gain (loss) on investments	123,396,215	629,012	5,679,539	144,738	33,376,489	(13,722)	554,306,938
Net change in unrealized appreciation
(depreciation) on investments	755,854,105	5,059,605	15,446,821	507,496	534,760,695	3,107,081	1,275,823,675
Net change in net assets
from operations	842,145,701	5,612,348	19,496,803	638,263	533,938,618	3,026,926	1,839,858,790

Contract transactions
Purchase payments	239,084,132	7,977,452	25,714,090	1,326,933	145,751,304	8,139,671	561,466,563
Surrenders and terminations	(170,498,712)	(900,002)	(8,204,948)	(69,004)	(171,880,029)	(372,508)	(497,053,334)
Transfers between Investment Divisions	(9,634,276)	2,928,545	78,973,679	318,761	(40,502,312)	2,547,471	26,305,948
Contract owner charges	(32,490,839)	(146,502)	(1,390,974)	(29,108)	(28,706,362)	(143,967)	(82,985,174)
Net change in net assets
from contract transactions	26,460,305	9,859,493	95,091,847	1,547,582	(95,337,399)	10,170,667	7,734,003

Net change in net assets	868,606,006	15,471,841	114,588,650	2,185,845	438,601,219	13,197,593	1,847,592,793

Net assets beginning of year	2,302,485,746	10,669,707	43,080,654	1,855,561	2,249,923,853	8,506,262	6,338,019,895

Net assets end of year	$3,171,091,752	$26,141,548	$157,669,304	$4,041,406	$2,688,525,072	$21,703,855	$8,185,612,688

Contract unit transactions
Units outstanding at beginning of year	77,316,330	357,108	4,520,964	192,587	73,952,782	218,749	284,120,391
Units issued	18,565,626	642,613	16,648,081	239,761	10,113,397	304,381	55,132,894
Units redeemed	(18,238,993)	(375,666)	(8,038,480)	(104,598)	(12,911,786)	(75,228)	(55,943,294)
Units outstanding at end of year	77,642,963	624,055	13,130,565	327,750	71,154,393	447,902	283,309,991

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Mellon Small Cap Index Fund - Class A	JNL/Mellon Small Cap Index Fund - Class I	JNL/Mellon Utilities Sector Fund - Class A	JNL/Mellon Utilities Sector Fund - Class I	JNL/MFS Mid Cap Value Fund - Class A	JNL/MFS Mid Cap Value Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class A
Operations
Net investment income (loss)	$(26,975,427)	$(58,427)	$(857,283)	$13,973	$(14,783,815)	$(20,544)	$(439,997)
Net realized gain (loss) on investments	6,878,320	(135,312)	13,370,756	75,250	4,352,333	33,706	(592,227)
Net change in unrealized appreciation
(depreciation) on investments	386,999,199	2,668,759	30,838,236	357,725	275,531,561	1,156,082	23,227,514
Net change in net assets
from operations	366,902,092	2,475,020	43,351,709	446,948	265,100,079	1,169,244	22,195,290

Contract transactions
Purchase payments	122,419,992	7,309,140	41,608,559	951,467	34,281,085	1,832,637	21,499,911
Surrenders and terminations	(133,295,142)	(340,718)	(18,854,134)	(63,477)	(77,271,203)	(130,235)	(5,212,154)
Transfers between Investment Divisions	(2,364,012)	1,121,871	101,457,329	2,133,046	(12,848,490)	(15,944)	20,821,863
Contract owner charges	(21,625,768)	(123,428)	(2,031,087)	(22,878)	(13,850,689)	(48,779)	(944,368)
Net change in net assets
from contract transactions	(34,864,930)	7,966,865	122,180,667	2,998,158	(69,689,297)	1,637,679	36,165,252

Net change in net assets	332,037,162	10,441,885	165,532,376	3,445,106	195,410,782	2,806,923	58,360,542

Net assets beginning of year	1,805,321,892	7,952,014	160,160,402	998,676	937,188,821	3,057,826	83,324,437

Net assets end of year	$2,137,359,054	$18,393,899	$325,692,778	$4,443,782	$1,132,599,603	$5,864,749	$141,684,979

Contract unit transactions
Units outstanding at beginning of year	66,351,520	230,086	11,088,952	72,969	46,473,849	124,245	9,028,934
Units issued	12,168,534	269,217	15,594,063	213,570	5,294,529	94,026	11,283,354
Units redeemed	(13,570,336)	(63,169)	(8,217,315)	(27,739)	(8,358,883)	(34,719)	(8,414,171)
Units outstanding at end of year	64,949,718	436,134	18,465,700	258,800	43,409,495	183,552	11,898,117

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Morningstar Wide Moat Index Fund - Class I	JNL/Neuberger Berman Commodity Strategy Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I	JNL/PIMCO Income Fund - Class A	JNL/PIMCO Income Fund - Class I	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
Operations
Net investment income (loss)	$3,261	$186,741	$7,708,837	$86,156	$9,257,895	$394,185	$5,987,941
Net realized gain (loss) on investments	20,938	(690,620)	2,418,198	14,613	6,129,535	114,584	5,682,812
Net change in unrealized appreciation
(depreciation) on investments	118,752	2,137,361	35,089,919	88,006	14,128,697	249,334	28,301,737
Net change in net assets
from operations	142,951	1,633,482	45,216,954	188,775	29,516,127	758,103	39,972,490

Contract transactions
Purchase payments	466,307	1,178,094	27,524,184	1,829,042	92,751,563	8,555,863	49,715,201
Surrenders and terminations	(41,496)	(1,520,502)	(42,636,968)	(51,233)	(45,455,481)	(734,253)	(30,996,574)
Transfers between Investment Divisions	1,143,736	(314,693)	24,458,266	295,428	206,842,673	2,098,057	143,702,036
Contract owner charges	(4,837)	(7,917)	(7,162,388)	(19,328)	(5,537,640)	(85,690)	(3,407,222)
Net change in net assets
from contract transactions	1,563,710	(665,018)	2,183,094	2,053,909	248,601,115	9,833,977	159,013,441

Net change in net assets	1,706,661	968,464	47,400,048	2,242,684	278,117,242	10,592,080	198,985,931

Net assets beginning of year	109,258	15,260,216	576,962,459	1,296,138	366,421,754	6,543,844	262,911,802

Net assets end of year	$1,815,919	$16,228,680	$624,362,507	$3,538,822	$644,538,996	$17,135,924	$461,897,733

Contract unit transactions
Units outstanding at beginning of year	11,781	2,588,907	52,592,533	106,657	37,051,659	651,495	23,200,816
Units issued	166,322	981,323	10,815,767	238,144	41,709,459	1,294,029	25,833,318
Units redeemed	(31,332)	(1,100,353)	(10,756,712)	(76,675)	(17,505,644)	(356,723)	(13,016,596)
Units outstanding at end of year	146,771	2,469,877	52,651,588	268,126	61,255,474	1,588,801	36,017,538

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PIMCO Investment Grade Credit Bond Fund - Class I	JNL/PIMCO Real Return Fund - Class A	JNL/PIMCO Real Return Fund - Class I	JNL/PPM America Floating Rate Income Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
Operations
Net investment income (loss)	$114,297	$(13,175,706)	$(10,379)	$(18,965,761)	$(25,310)	$(19,440,673)	$(30,134)
Net realized gain (loss) on investments	18,967	(15,377,938)	6,040	(2,094,034)	23,630	(2,274,117)	43,414
Net change in unrealized appreciation
(depreciation) on investments	223,686	93,359,483	179,412	116,731,718	439,399	194,697,218	677,058
Net change in net assets
from operations	356,950	64,805,839	175,073	95,671,923	437,719	172,982,428	690,338

Contract transactions
Purchase payments	3,357,848	34,576,933	652,414	70,618,885	1,291,813	65,323,900	1,945,890
Surrenders and terminations	(29,006)	(96,835,075)	(128,957)	(136,602,135)	(904,083)	(130,476,911)	(120,326)
Transfers between Investment Divisions	1,472,808	(11,831,068)	499,007	(204,706,341)	(406,887)	46,945,749	5,584,869
Contract owner charges	(15,944)	(11,670,947)	(22,597)	(15,438,226)	(49,907)	(15,532,752)	(38,779)
Net change in net assets
from contract transactions	4,785,706	(85,760,157)	999,867	(286,127,817)	(69,064)	(33,740,014)	7,371,654

Net change in net assets	5,142,656	(20,954,318)	1,174,940	(190,455,894)	368,655	139,242,414	8,061,992

Net assets beginning of year	695,715	971,273,316	1,892,684	1,502,673,139	5,307,202	1,330,365,607	2,596,322

Net assets end of year	$5,838,371	$950,318,998	$3,067,624	$1,312,217,245	$5,675,857	$1,469,608,021	$10,658,314

Contract unit transactions
Units outstanding at beginning of year	61,081	72,742,490	118,935	133,982,609	498,106	64,412,183	92,136
Units issued	431,106	9,411,162	79,572	19,164,915	248,632	13,574,266	477,452
Units redeemed	(55,670)	(15,881,609)	(21,009)	(43,781,669)	(246,604)	(15,412,632)	(235,433)
Units outstanding at end of year	436,517	66,272,043	177,498	109,365,855	500,134	62,573,817	334,155

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PPM America Small Cap Value Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I	JNL/PPM America Total Return Fund - Class A	JNL/PPM America Total Return Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A
Operations
Net investment income (loss)	$(7,036,947)	$(6,427)	$(4,725,762)	$(13,608)	$5,427,483	$10,825	$11,667,930
Net realized gain (loss) on investments	(13,576,944)	(98,119)	3,417,499	25,878	26,921,110	42,446	(7,280,162)
Net change in unrealized appreciation
(depreciation) on investments	118,514,741	390,968	29,960,163	267,749	(3,799,664)	(19,819)	33,407,961
Net change in net assets
from operations	97,900,850	286,422	28,651,900	280,019	28,548,929	33,452	37,795,729

Contract transactions
Purchase payments	(15,574)	—	44,694,211	1,104,838	5,961,416	258,506	7,465,088
Surrenders and terminations	(34,106,833)	(84,271)	(29,776,142)	(22,909)	(14,111,572)	(59,219)	(20,284,715)
Transfers between Investment Divisions	(94,329,108)	(228,921)	75,674,522	158,539	(22,176,957)	66,673	(46,973,074)
Contract owner charges	(7,041,953)	(16,510)	(3,704,672)	(9,988)	(2,575,468)	(3,026)	(3,750,623)
Net change in net assets
from contract transactions	(135,493,468)	(329,702)	86,887,919	1,230,480	(32,902,581)	262,934	(63,543,324)

Net change in net assets	(37,592,618)	(43,280)	115,539,819	1,510,499	(4,353,652)	296,386	(25,747,595)

Net assets beginning of year	514,978,078	1,395,072	304,000,962	2,353,187	208,937,470	148,699	319,616,278

Net assets end of year	$477,385,460	$1,351,792	$419,540,781	$3,863,686	$204,583,818	$445,085	$293,868,683

Contract unit transactions
Units outstanding at beginning of year	29,354,045	66,152	18,470,456	169,797	11,402,583	7,257	22,894,306
Units issued	1,608,454	4,989	11,201,998	141,542	1,761,759	15,596	2,018,076
Units redeemed	(8,383,260)	(18,603)	(6,271,689)	(51,076)	(3,413,754)	(4,089)	(6,326,727)
Units outstanding at end of year	22,579,239	52,538	23,400,765	260,263	9,750,588	18,764	18,585,655

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/RAFI Fundamental Europe Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A(a)	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I(a)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A(b)	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I(b)	JNL/T. Rowe Price Balanced Fund - Class A
Operations
Net investment income (loss)	$15,253	$(164,657)	$18,617	$29,922,103	$150,727	$(4,947,712)
Net realized gain (loss) on investments	912	(45,630,133)	(169,068)	337,635,645	333,908	7,638,781
Net change in unrealized appreciation
(depreciation) on investments	21,147	89,793,848	235,946	54,687,928	461,784	89,682,210
Net change in net assets
from operations	37,312	43,999,058	85,495	422,245,676	946,419	92,373,279

Contract transactions
Purchase payments	101,492	17,067,315	513,565	30,038,323	972,279	11,343,687
Surrenders and terminations	(5,057)	(33,057,438)	(18,298)	(269,086,611)	(379,239)	(75,262,244)
Transfers between Investment Divisions	150,544	(9,127,972)	(241,684)	(94,265,122)	(716,608)	(20,321)
Contract owner charges	(2,021)	(4,928,067)	(12,878)	(23,868,141)	(40,906)	(368,269)
Net change in net assets
from contract transactions	244,958	(30,046,162)	240,705	(357,181,551)	(164,474)	(64,307,147)

Net change in net assets	282,270	13,952,896	326,200	65,064,125	781,945	28,066,132

Net assets beginning of year	193,990	384,172,475	853,123	2,498,351,857	4,930,552	453,454,961

Net assets end of year	$476,260	$398,125,371	$1,179,323	$2,563,415,982	$5,712,497	$481,521,093

Contract unit transactions
Units outstanding at beginning of year	12,394	25,870,610	48,330	129,292,698	205,028	43,058,117
Units issued	16,901	6,787,023	56,579	6,552,535	68,920	4,704,936
Units redeemed	(2,669)	(8,715,469)	(45,712)	(23,489,569)	(74,722)	(10,264,116)
Units outstanding at end of year	26,626	23,942,164	59,197	112,355,664	199,226	37,498,937

(a)

JNL/RAFI Fundamental U.S. Small Cap Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund acquired JNL/Mellon Capital S&P Smid 60 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital S&P SMid 60 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

(b)

JNL/RAFI Multi-Factor U.S. Equity Fund commenced operations on June 24, 2019. On June 24, 2019, JNL/RAFI Multi-Factor U.S. Equity Fund acquired JNL/Mellon Capital JNL 5 Fund, a separate series of JNL Variable Fund LLC. JNL/Mellon Capital JNL 5 Fund is considered the accounting survivor for financial reporting purposes, and as a result, the Statement of Changes in Net Assets includes the activity for the period January 1, 2019 through June 23, 2019.

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/T. Rowe Price Capital Appreciation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
Operations
Net investment income (loss)	$(53,560,673)	$(198,769)	$(84,912,198)	$(141,624)	$(70,877,424)	$(113,983)	$(13,545,800)
Net realized gain (loss) on investments	72,503,984	697,916	193,992,428	48,831	188,876,213	326,348	4,339,766
Net change in unrealized appreciation
(depreciation) on investments	788,594,088	7,919,951	1,474,495,135	8,165,579	1,174,111,454	5,855,082	36,750,151
Net change in net assets
from operations	807,537,399	8,419,098	1,583,575,365	8,072,786	1,292,110,243	6,067,447	27,544,117

Contract transactions
Purchase payments	784,261,687	38,858,133	483,905,483	15,097,939	334,220,921	13,073,026	119,405,951
Surrenders and terminations	(263,184,986)	(1,285,544)	(437,019,033)	(1,499,817)	(356,249,651)	(1,145,665)	(146,185,486)
Transfers between Investment Divisions	1,162,275,092	6,877,885	(141,518,386)	2,458,551	(91,820,559)	706,078	75,175,274
Contract owner charges	(36,646,125)	(432,900)	(71,761,534)	(306,562)	(65,487,847)	(231,713)	(10,902,373)
Net change in net assets
from contract transactions	1,646,705,668	44,017,574	(166,393,470)	15,750,111	(179,337,136)	12,401,726	37,493,366

Net change in net assets	2,454,243,067	52,436,672	1,417,181,895	23,822,897	1,112,773,107	18,469,173	65,037,483

Net assets beginning of year	2,996,910,802	20,423,251	5,444,728,171	21,133,303	4,405,856,651	14,918,256	1,024,454,040

Net assets end of year	$5,451,153,869	$72,859,923	$6,861,910,066	$44,956,200	$5,518,629,758	$33,387,429	$1,089,491,523

Contract unit transactions
Units outstanding at beginning of year	209,096,488	1,411,789	76,570,630	212,108	42,574,702	100,711	99,176,409
Units issued	138,992,905	3,361,627	11,545,200	209,601	5,615,957	114,675	42,278,892
Units redeemed	(37,129,288)	(710,292)	(13,896,753)	(76,238)	(7,249,119)	(43,564)	(39,490,654)
Units outstanding at end of year	310,960,105	4,063,124	74,219,077	345,471	40,941,540	171,822	101,964,647

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/T. Rowe Price Short-Term Bond Fund - Class I	JNL/T. Rowe Price U.S. High Yield Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I	JNL/T. Rowe Price Value Fund - Class A	JNL/T. Rowe Price Value Fund - Class I	JNL/Vanguard Capital Growth Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I
Operations
Net investment income (loss)	$(33,113)	$(1,354,662)	$(5,523)	$(24,390,179)	$(45,612)	$(4,130,732)	$(29,442)
Net realized gain (loss) on investments	90,802	(80,183)	2,902	5,859,174	31,340	3,842,457	74,062
Net change in unrealized appreciation
(depreciation) on investments	199,834	9,596,056	115,585	410,329,296	2,203,568	67,337,004	1,434,280
Net change in net assets
from operations	257,523	8,161,211	112,964	391,798,291	2,189,296	67,048,729	1,478,900

Contract transactions
Purchase payments	8,890,774	11,435,518	522,669	94,187,552	3,936,274	61,033,539	2,415,514
Surrenders and terminations	(303,831)	(9,497,302)	(209,196)	(130,201,848)	(270,675)	(17,125,177)	(189,499)
Transfers between Investment Divisions	(889,728)	36,567,025	56,681	(4,197,707)	613,847	10,197,229	(508,254)
Contract owner charges	(55,135)	(1,046,370)	(10,812)	(19,610,821)	(105,598)	(3,768,845)	(70,789)
Net change in net assets
from contract transactions	7,642,080	37,458,871	359,342	(59,822,824)	4,173,848	50,336,746	1,646,972

Net change in net assets	7,899,603	45,620,082	472,306	331,975,467	6,363,144	117,385,475	3,125,872

Net assets beginning of year	3,548,823	81,390,716	981,013	1,629,904,571	6,377,256	250,966,931	5,079,069

Net assets end of year	$11,448,426	$127,010,798	$1,453,319	$1,961,880,038	$12,740,400	$368,352,406	$8,204,941

Contract unit transactions
Units outstanding at beginning of year	284,531	7,794,525	92,752	57,613,769	172,493	23,937,878	479,149
Units issued	1,092,174	7,023,712	62,114	8,559,058	140,209	11,561,487	320,618
Units redeemed	(488,046)	(3,646,824)	(27,906)	(10,613,364)	(40,152)	(7,133,723)	(184,068)
Units outstanding at end of year	888,659	11,171,413	126,960	55,559,463	272,550	28,365,642	615,699

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard Equity Income Fund - Class A	JNL/Vanguard Equity Income Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A	JNL/Vanguard Global Bond Market Index Fund - Class I	JNL/Vanguard Growth ETF Allocation Fund - Class A	JNL/Vanguard Growth ETF Allocation Fund - Class I	JNL/Vanguard International Fund - Class A
Operations
Net investment income (loss)	$(3,175,576)	$(27,592)	$(1,101,317)	$(9,767)	$(4,043,868)	$(65,552)	$(6,798,974)
Net realized gain (loss) on investments	4,898,231	62,490	1,469,123	47,953	1,884,899	155,587	(1,400,845)
Net change in unrealized appreciation
(depreciation) on investments	45,071,237	1,186,624	3,815,205	98,817	59,389,215	2,843,815	134,251,867
Net change in net assets
from operations	46,793,892	1,221,522	4,183,011	137,003	57,230,246	2,933,850	126,052,048

Contract transactions
Purchase payments	66,630,571	4,324,392	28,263,290	2,647,593	87,454,413	7,997,249	60,287,894
Surrenders and terminations	(10,633,011)	(145,034)	(6,394,791)	(59,123)	(13,772,308)	(377,953)	(24,188,678)
Transfers between Investment Divisions	88,041,772	701,230	34,385,174	(113,425)	35,889,396	404,104	25,518,486
Contract owner charges	(2,733,711)	(55,386)	(915,624)	(17,960)	(3,817,021)	(149,704)	(6,201,387)
Net change in net assets
from contract transactions	141,305,621	4,825,202	55,338,049	2,457,085	105,754,480	7,873,696	55,416,315

Net change in net assets	188,099,513	6,046,724	59,521,060	2,594,088	162,984,726	10,807,546	181,468,363

Net assets beginning of year	139,345,991	3,047,272	63,362,544	1,209,889	229,380,076	9,326,199	412,462,976

Net assets end of year	$327,445,504	$9,093,996	$122,883,604	$3,803,977	$392,364,802	$20,133,745	$593,931,339

Contract unit transactions
Units outstanding at beginning of year	14,207,159	305,554	6,364,447	119,530	24,141,351	964,929	46,068,699
Units issued	20,720,750	528,748	8,776,924	315,638	14,707,474	1,020,610	18,256,416
Units redeemed	(7,554,298)	(89,050)	(3,473,056)	(85,717)	(4,780,154)	(289,662)	(12,819,821)
Units outstanding at end of year	27,373,611	745,252	11,668,315	349,451	34,068,671	1,695,877	51,505,294

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard International Fund - Class I	JNL/Vanguard International Stock Market Index Fund - Class A	JNL/Vanguard International Stock Market Index Fund - Class I	JNL/Vanguard Moderate ETF Allocation Fund - Class A	JNL/Vanguard Moderate ETF Allocation Fund - Class I	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
Operations
Net investment income (loss)	$(39,031)	$(3,553,590)	$(29,634)	$(2,610,870)	$(37,014)	$(3,472,526)	$(53,495)
Net realized gain (loss) on investments	59,093	(1,414,806)	(43,348)	1,701,176	94,663	1,781,953	82,249
Net change in unrealized appreciation
(depreciation) on investments	2,215,282	49,497,304	1,164,955	26,434,157	1,121,284	45,299,766	1,955,314
Net change in net assets
from operations	2,235,344	44,528,908	1,091,973	25,524,463	1,178,933	43,609,193	1,984,068

Contract transactions
Purchase payments	3,502,274	46,121,834	3,505,178	83,536,955	4,059,714	88,446,494	4,624,616
Surrenders and terminations	(382,855)	(11,745,192)	(141,328)	(12,330,777)	(623,134)	(14,525,980)	(346,074)
Transfers between Investment Divisions	302,874	32,483,219	(993,842)	73,957,963	(61,822)	48,398,129	(13,055)
Contract owner charges	(86,631)	(2,878,123)	(62,371)	(2,058,325)	(67,398)	(3,009,708)	(129,788)
Net change in net assets
from contract transactions	3,335,662	63,981,738	2,307,637	143,105,816	3,307,360	119,308,935	4,135,699

Net change in net assets	5,571,006	108,510,646	3,399,610	168,630,279	4,486,293	162,918,128	6,119,767

Net assets beginning of year	5,753,379	203,704,434	4,433,087	130,764,945	6,140,480	199,470,332	8,473,178

Net assets end of year	$11,324,385	$312,215,080	$7,832,697	$299,395,224	$10,626,773	$362,388,460	$14,592,945

Contract unit transactions
Units outstanding at beginning of year	640,824	23,222,626	500,154	13,613,003	628,754	20,886,685	873,992
Units issued	629,160	11,630,114	482,145	17,955,337	533,556	15,339,610	583,471
Units redeemed	(297,788)	(5,012,115)	(249,112)	(4,278,979)	(221,680)	(3,981,001)	(197,532)
Units outstanding at end of year	972,196	29,840,625	733,187	27,289,361	940,630	32,245,294	1,259,931

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Vanguard Small Company Growth Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I	JNL/WCM Focused International Equity Fund - Class A	JNL/WCM Focused International Equity Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
Operations
Net investment income (loss)	$(3,471,388)	$(21,626)	$(4,954,190)	$(38,254)	$(668,229)	$7,857	$(467,978)
Net realized gain (loss) on investments	(5,085,572)	14,876	8,114,507	92,973	9,785,511	175,456	630,760
Net change in unrealized appreciation
(depreciation) on investments	64,221,430	1,008,482	84,916,957	2,115,588	25,050,037	591,011	3,348,337
Net change in net assets
from operations	55,664,470	1,001,732	88,077,274	2,170,307	34,167,319	774,324	3,511,119

Contract transactions
Purchase payments	27,435,864	1,402,333	98,003,462	6,515,969	23,230,689	1,360,657	4,257,724
Surrenders and terminations	(12,348,842)	(116,304)	(22,040,722)	(107,625)	(6,450,819)	(124,506)	(2,695,760)
Transfers between Investment Divisions	(62,350,668)	(161,358)	121,536,644	519,968	126,300,295	637,537	15,540,730
Contract owner charges	(3,351,729)	(55,770)	(4,460,236)	(83,038)	(1,152,713)	(30,361)	(308,412)
Net change in net assets
from contract transactions	(50,615,375)	1,068,901	193,039,148	6,845,274	141,927,452	1,843,327	16,794,282

Net change in net assets	5,049,095	2,070,633	281,116,422	9,015,581	176,094,771	2,617,651	20,305,401

Net assets beginning of year	250,011,058	3,201,418	236,798,547	4,958,564	58,982,232	1,613,750	25,623,417

Net assets end of year	$255,060,153	$5,272,051	$517,914,969	$13,974,145	$235,077,003	$4,231,401	$45,928,818

Contract unit transactions
Units outstanding at beginning of year	25,619,429	323,857	23,815,076	491,524	4,686,223	121,521	2,482,205
Units issued	8,252,808	229,201	29,361,208	746,899	11,749,330	167,617	3,385,152
Units redeemed	(13,098,959)	(131,611)	(12,499,058)	(172,923)	(2,391,437)	(53,058)	(1,824,756)
Units outstanding at end of year	20,773,278	421,447	40,677,226	1,065,500	14,044,116	236,080	4,042,601

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Westchester Capital Event Driven Fund - Class I	JNL/WMC Balanced Fund - Class A	JNL/WMC Balanced Fund - Class I	JNL/WMC Government Money Market Fund - Class A	JNL/WMC Government Money Market Fund - Class I	JNL/WMC Value Fund - Class A	JNL/WMC Value Fund - Class I
Operations
Net investment income (loss)	$(2,231)	$(101,472,595)	$(111,733)	$2,806,297	$187,955	$(9,925,900)	$(6,171)
Net realized gain (loss) on investments	5,482	141,548,806	165,431	—	—	(162,124)	(21,256)
Net change in unrealized appreciation
(depreciation) on investments	48,379	1,344,715,070	4,573,435	—	—	170,983,026	373,129
Net change in net assets
from operations	51,630	1,384,791,281	4,627,133	2,806,297	187,955	160,895,002	345,702

Contract transactions
Purchase payments	262,698	625,967,710	17,319,943	414,247,357	24,550,964	27,974,999	1,107,499
Surrenders and terminations	(58,074)	(581,520,294)	(880,657)	(625,195,746)	(5,954,020)	(49,380,703)	(159,966)
Transfers between Investment Divisions	131,622	46,143,442	(1,226,739)	59,107,815	(17,871,889)	(6,261,656)	(27,893)
Contract owner charges	(5,488)	(89,825,795)	(253,437)	(14,855,773)	(109,518)	(8,560,078)	(14,957)
Net change in net assets
from contract transactions	330,758	765,063	14,959,110	(166,696,347)	615,537	(36,227,438)	904,683

Net change in net assets	382,388	1,385,556,344	19,586,243	(163,890,050)	803,492	124,667,564	1,250,385

Net assets beginning of year	285,347	6,996,799,334	14,632,928	1,354,360,049	12,197,202	641,872,171	1,082,118

Net assets end of year	$667,735	$8,382,355,678	$34,219,171	$1,190,469,999	$13,000,694	$766,539,735	$2,332,503

Contract unit transactions
Units outstanding at beginning of year	27,215	151,046,641	223,286	113,986,770	741,820	18,987,163	25,078
Units issued	45,069	21,873,850	288,687	121,921,359	2,617,350	2,090,812	23,560
Units redeemed	(15,434)	(22,518,140)	(73,828)	(137,241,587)	(2,578,083)	(3,084,453)	(5,852)
Units outstanding at end of year	56,850	150,402,351	438,145	98,666,542	781,087	17,993,522	42,786

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL Institutional Alt 100 Fund - Class A	JNL Institutional Alt 25 Fund - Class A	JNL Institutional Alt 25 Fund - Class I	JNL Institutional Alt 50 Fund - Class A	JNL Institutional Alt 50 Fund - Class I	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A	JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
Operations
Net investment income (loss)	$(2,222,096)	$(35,295,359)	$(3,420)	$(30,097,966)	$(4,713)	$302,207	$15,919
Net realized gain (loss) on investments	327,037	50,081,360	1,022	42,103,839	8,689	(339,046)	(2,298)
Net change in unrealized appreciation
(depreciation) on investments	22,812,641	383,373,025	120,424	271,273,389	148,453	5,637,410	122,385
Net change in net assets
from operations	20,917,582	398,159,026	118,026	283,279,262	152,429	5,600,571	136,006

Contract transactions
Purchase payments	3,840,283	19,163,743	224,430	21,200,046	171,576	4,150,850	450,624
Surrenders and terminations	(38,393,034)	(227,763,141)	(10,111)	(200,156,211)	(16,659)	(4,252,577)	(219,812)
Transfers between Investment Divisions	(16,255,595)	(125,295,126)	127,748	(139,249,280)	(120,137)	598,473	(62,600)
Contract owner charges	(185,724)	(37,574,126)	(10,409)	(30,837,064)	(12,884)	(105,074)	(5,789)
Net change in net assets
from contract transactions	(50,994,070)	(371,468,650)	331,658	(349,042,509)	21,896	391,672	162,423

Net change in net assets	(30,076,488)	26,690,376	449,684	(65,763,247)	174,325	5,992,243	298,429

Net assets beginning of year	230,160,889	2,509,523,786	505,291	2,190,406,973	1,023,774	42,761,125	830,249

Net assets end of year	$200,084,401	$2,536,214,162	$954,975	$2,124,643,726	$1,198,099	$48,753,368	$1,128,678

Contract unit transactions
Units outstanding at beginning of year	23,362,558	143,487,935	31,884	127,971,204	63,030	4,316,758	87,645
Units issued	886,734	5,428,734	21,246	5,583,620	24,918	1,612,837	76,942
Units redeemed	(5,800,081)	(24,991,627)	(1,172)	(24,718,852)	(24,933)	(1,588,416)	(59,559)
Units outstanding at end of year	18,449,211	123,925,042	51,958	108,835,972	63,015	4,341,179	105,028

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/FAMCO Flex Core Covered Call Fund - Class A	JNL/FAMCO Flex Core Covered Call Fund - Class I	JNL/FPA + DoubleLine Flexible Allocation Fund - Class A	JNL/FPA + DoubleLine Flexible Allocation Fund - Class I	JNL/Franklin Templeton Global Fund - Class A	JNL/Franklin Templeton Global Fund - Class I	JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
Operations
Net investment income (loss)	$(1,598,540)	$(3,610)	$(20,464,527)	$(3,732)	$(5,699,342)	$(3,955)	$(1,467,846)
Net realized gain (loss) on investments	(440,558)	3,861	346,284	(887)	(4,827,774)	(4,257)	(1,376,383)
Net change in unrealized appreciation
(depreciation) on investments	27,489,246	148,406	282,299,404	149,436	60,455,346	153,211	15,711,006
Net change in net assets
from operations	25,450,148	148,657	262,181,161	144,817	49,928,230	144,999	12,866,777

Contract transactions
Purchase payments	8,032,664	206,881	15,277,067	211,503	11,907,558	526,329	1,786,135
Surrenders and terminations	(15,305,755)	(62,689)	(136,479,078)	(3,809)	(31,415,478)	(25,798)	(12,670,739)
Transfers between Investment Divisions	(3,021,841)	43,271	(86,183,906)	198,894	(16,470,272)	238,548	(5,937,257)
Contract owner charges	(600,183)	(8,277)	(19,796,363)	(11,320)	(5,493,980)	(8,986)	(1,005,397)
Net change in net assets
from contract transactions	(10,895,115)	179,186	(227,182,280)	395,268	(41,472,172)	730,093	(17,827,258)

Net change in net assets	14,555,033	327,843	34,998,881	540,085	8,456,058	875,092	(4,960,481)

Net assets beginning of year	129,488,997	602,814	1,430,983,790	597,574	402,290,684	477,260	116,819,023

Net assets end of year	$144,044,030	$930,657	$1,465,982,671	$1,137,659	$410,746,742	$1,352,352	$111,858,542

Contract unit transactions
Units outstanding at beginning of year	10,592,967	52,630	115,916,002	42,017	37,558,276	36,988	9,544,354
Units issued	2,575,555	27,669	5,100,326	31,338	4,447,924	71,002	787,635
Units redeemed	(3,294,703)	(13,642)	(21,653,165)	(6,923)	(8,103,999)	(15,320)	(2,171,400)
Units outstanding at end of year	9,873,819	66,657	99,363,163	66,432	33,902,201	92,670	8,160,589

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Invesco China-India Fund - Class A	JNL/Invesco China-India Fund - Class I	JNL/Mellon S&P 1500 Growth Index Fund - Class A	JNL/Mellon S&P 1500 Growth Index Fund - Class I	JNL/Mellon S&P 1500 Value Index Fund - Class A	JNL/Mellon S&P 1500 Value Index Fund - Class I	JNL/Neuberger Berman Currency Fund - Class A
Operations
Net investment income (loss)	$(5,660,199)	$2,052	$(1,359,123)	$(11,966)	$(753,406)	$(11,123)	$(120,136)
Net realized gain (loss) on investments	31,493,325	61,138	(2,034,790)	20,141	747,600	12,873	3,445
Net change in unrealized appreciation
(depreciation) on investments	34,643,466	62,048	28,953,310	634,887	14,132,254	588,321	6,034
Net change in net assets
from operations	60,476,592	125,238	25,559,397	643,062	14,126,448	590,071	(110,657)

Contract transactions
Purchase payments	16,947,170	697,444	17,762,888	2,525,458	15,339,891	2,110,747	873,187
Surrenders and terminations	(36,098,456)	(9,483)	(17,589,595)	(131,419)	(3,560,403)	(36,094)	(1,703,939)
Transfers between Investment Divisions	(10,204,955)	157,541	(20,414,671)	368,734	40,855,244	955,905	(35,401)
Contract owner charges	(6,390,314)	(10,653)	(1,176,455)	(25,503)	(633,556)	(15,769)	(44,325)
Net change in net assets
from contract transactions	(35,746,555)	834,849	(21,417,833)	2,737,270	52,001,176	3,014,789	(910,478)

Net change in net assets	24,730,037	960,087	4,141,564	3,380,332	66,127,624	3,604,860	(1,021,135)

Net assets beginning of year	475,542,397	291,199	130,278,152	1,346,492	32,362,672	1,101,378	11,437,932

Net assets end of year	$500,272,434	$1,251,286	$134,419,716	$4,726,824	$98,490,296	$4,706,238	$10,416,797

Contract unit transactions
Units outstanding at beginning of year	54,694,388	29,476	12,512,144	127,255	3,416,798	114,765	1,147,443
Units issued	10,183,668	111,702	6,670,533	244,446	6,296,100	345,964	361,467
Units redeemed	(14,157,577)	(29,681)	(9,030,269)	(27,556)	(1,549,385)	(84,773)	(451,790)
Units outstanding at end of year	50,720,479	111,497	10,152,408	344,145	8,163,513	375,956	1,057,120

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/Neuberger Berman Currency Fund - Class I	JNL/Nicholas Convertible Arbitrage Fund - Class A	JNL/Nicholas Convertible Arbitrage Fund - Class I	JNL/Oppenheimer Emerging Markets Innovator Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class A	JNL/PPM America Mid Cap Value Fund - Class I	JNL/PPM America Value Equity Fund - Class A
Operations
Net investment income (loss)	$(280)	$(670,588)	$(546)	$(358,097)	$(6,406,326)	$(7,865)	$(2,511,927)
Net realized gain (loss) on investments	(3,364)	265,221	996	(199,599)	(14,730,598)	(82,137)	5,278,353
Net change in unrealized appreciation
(depreciation) on investments	5,070	5,620,153	11,696	7,916,110	98,475,233	349,113	29,834,664
Net change in net assets
from operations	1,426	5,214,786	12,146	7,358,414	77,338,309	259,111	32,601,090

Contract transactions
Purchase payments	34,762	2,956,337	49,090	4,114,318	23,317,867	654,175	5,710,157
Surrenders and terminations	(55,118)	(10,063,693)	(56,383)	(2,994,074)	(35,313,150)	(78,038)	(15,979,243)
Transfers between Investment Divisions	(68,503)	(655,270)	(32,642)	(1,507,326)	(7,818,405)	(81,976)	2,839,996
Contract owner charges	(217)	(106,405)	(969)	(17,802)	(5,524,374)	(15,346)	(1,983,409)
Net change in net assets
from contract transactions	(89,076)	(7,869,031)	(40,904)	(404,884)	(25,338,062)	478,815	(9,412,499)

Net change in net assets	(87,650)	(2,654,245)	(28,758)	6,953,530	52,000,247	737,926	23,188,591

Net assets beginning of year	174,101	64,974,510	157,819	32,468,601	444,438,667	1,106,122	165,627,605

Net assets end of year	$86,451	$62,320,265	$129,061	$39,422,131	$496,438,914	$1,844,048	$188,816,196

Contract unit transactions
Units outstanding at beginning of year	16,991	6,294,202	15,176	3,637,619	26,629,058	56,726	5,498,503
Units issued	7,160	1,492,264	6,023	1,145,782	5,333,135	66,129	1,026,263
Units redeemed	(15,658)	(2,216,377)	(9,609)	(1,178,093)	(6,694,602)	(43,074)	(1,332,062)
Units outstanding at end of year	8,493	5,570,089	11,590	3,605,308	25,267,591	79,781	5,192,704

See Notes to the Financial Statements.

Jackson National Separate Account I
Statements of Changes in Net Assets
December 31, 2019

	JNL/PPM America Value Equity Fund - Class I	JNL/S&P Mid 3 Fund - Class A	JNL/S&P Mid 3 Fund - Class I	JNL/Scout Unconstrained Bond Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class A	JNL/The London Company Focused U.S. Equity Fund - Class I	JNL/VanEck International Gold Fund - Class A
Operations
Net investment income (loss)	$(2,639)	$707,024	$7,349	$(401,396)	$150,856	$13,184	$(558,590)
Net realized gain (loss) on investments	1,096	12,714,073	16,381	156,084	5,619,805	175,915	304,821
Net change in unrealized appreciation
(depreciation) on investments	115,884	22,255,447	52,656	2,034,099	88,002	(21,227)	16,743,724
Net change in net assets
from operations	114,341	35,676,544	76,386	1,788,787	5,858,663	167,872	16,489,955

Contract transactions
Purchase payments	424,052	7,216,885	235,394	1,755,159	3,456,618	291,297	5,641,189
Surrenders and terminations	(14,572)	(13,049,793)	(64,579)	(3,689,992)	(1,498,564)	(9,888)	(4,566,503)
Transfers between Investment Divisions	153,161	(15,475,822)	(110,486)	(991,499)	2,562,740	257,235	209,700
Contract owner charges	(6,949)	(2,320,640)	(5,152)	(30,340)	(92,751)	(9,697)	(33,193)
Net change in net assets
from contract transactions	555,692	(23,629,370)	55,177	(2,956,672)	4,428,043	528,947	1,251,193

Net change in net assets	670,033	12,047,174	131,563	(1,167,885)	10,286,706	696,819	17,741,148

Net assets beginning of year	291,296	194,974,986	356,779	40,686,859	22,312,611	374,583	46,222,969

Net assets end of year	$961,329	$207,022,160	$488,342	$39,518,974	$32,599,317	$1,071,402	$63,964,117

Contract unit transactions
Units outstanding at beginning of year	6,468	18,147,051	31,086	4,201,669	1,677,169	27,217	10,369,106
Units issued	11,857	2,733,748	22,045	556,837	751,786	39,374	5,157,332
Units redeemed	(778)	(4,677,855)	(17,823)	(856,229)	(452,589)	(4,279)	(5,046,814)
Units outstanding at end of year	17,547	16,202,944	35,308	3,902,277	1,976,366	62,312	10,479,624

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Aggressive Growth Allocation Fund - Class A
12/31/2020	1,535,676	82,886	0.00	14.309447	12.77		3.15	22.196487	16.37		0.00
12/31/2019	1,427,117	88,415	0.00	12.689275	22.15		3.15	19.073887	26.05		0.00
12/31/2018	1,255,546	96,925	0.00	10.388230	(13.26)		3.15	15.131591	(10.47)		0.00
12/31/2017	1,436,564	98,148	0.00	11.975808	17.65		3.15	16.901066	13.65	‡	0.00
12/31/2016	833,491	68,990	0.00	10.178918	4.74		3.15	13.512866	1.34	‡	0.30
JNL Aggressive Growth Allocation Fund - Class I
12/31/2020	10,274	588	0.00	16.937504	16.21		0.45	16.992917	16.33		0.35
12/31/2019	8,118	525	0.00	14.574877	25.80		0.45	14.607927	25.93		0.35
12/31/2018	3,716	307	0.00	11.585525	(10.56)		0.45	11.600188	(10.47)		0.35
12/31/2017+	266	21	0.00	12.953324	4.89	‡	0.45	12.956691	4.91	‡	0.35
JNL Conservative Allocation Fund - Class A
12/31/2020	743,677	57,455	0.00	11.490582	21.08	‡	2.55	14.419877	7.51		0.00
12/31/2019	427,061	34,935	0.00	11.007148	1.20	‡	2.50	13.412056	12.46		0.00
12/31/2018	322,079	29,229	0.00	10.108732	(4.10	)‡	2.40	11.926441	(3.12)		0.00
12/31/2017	237,629	20,582	0.00	10.752382	0.40	‡	2.30	12.310832	7.24	‡	0.00
12/31/2016	136,744	12,640	0.00	10.729749	3.18		1.25	10.941929	3.59		0.85
JNL Conservative Allocation Fund - Class I
12/31/2020	6,094	439	0.00	13.805267	7.37		0.45	13.850793	7.48		0.35
12/31/2019	3,153	245	0.00	12.857867	12.16		0.45	12.887404	12.27		0.35
12/31/2018	357	31	0.00	11.464191	(3.22)		0.45	11.479042	(3.12)		0.35
12/31/2017+	6	1	0.00	11.846061	1.33	‡	0.45	11.849203	1.36	‡	0.35
JNL Growth Allocation Fund - Class A
12/31/2020	2,334,912	122,232	0.00	14.771862	11.77		3.15	22.912073	15.34		0.00
12/31/2019	2,261,023	134,805	0.00	13.215952	19.85		3.15	19.864082	23.68		0.00
12/31/2018	2,011,398	146,725	0.00	11.026831	(11.90)		3.15	16.060585	(9.07)		0.00
12/31/2017	2,347,217	153,866	0.00	12.516462	14.97		3.15	17.662733	11.88	‡	0.00
12/31/2016	1,731,174	133,729	0.00	10.886540	4.21		3.15	14.451110	1.07	‡	0.30
JNL Growth Allocation Fund - Class I
12/31/2020	14,405	756	0.00	17.487397	15.18		0.45	17.544639	15.30		0.35
12/31/2019	11,609	703	0.00	15.182553	23.43		0.45	15.217028	23.56		0.35
12/31/2018	5,906	446	0.00	12.300179	(9.25)		0.45	12.315780	(9.16)		0.35
12/31/2017+	621	46	0.00	13.553626	4.42	‡	0.45	13.557188	4.45	‡	0.35
JNL iShares Tactical Growth Fund - Class A
12/31/2020	259,653	13,553	1.93	16.489809	9.18		2.80	21.159049	12.28		0.00
12/31/2019	227,774	13,160	1.70	15.103382	16.26	‡	2.80	18.844841	21.65		0.00
12/31/2018	181,417	12,582	1.35	13.544098	(11.27	)‡	1.95	15.490647	(9.12)		0.00
12/31/2017	199,077	12,407	1.30	15.835235	17.87		1.25	17.045925	17.90	‡	0.00
12/31/2016	159,685	11,759	1.31	13.434597	7.14		1.25	13.700231	7.57		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Aggressive Growth Allocation Fund - Class I - September 25, 2017; JNL Conservative Allocation Fund - Class I - September 25, 2017; JNL Growth Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL iShares Tactical Growth Fund - Class I
12/31/2020	4,950	277	2.74	17.770218	12.09		0.45	17.827845	12.20		0.35
12/31/2019	3,075	192	1.94	15.853401	21.47		0.45	15.888917	21.59		0.35
12/31/2018	2,307	175	3.14	13.051448	(9.26)		0.45	13.067613	(9.17)		0.35
12/31/2017+	27	2	0.00	14.383543	6.31	‡	0.45	14.386886	6.33	‡	0.35
JNL iShares Tactical Moderate Fund - Class A
12/31/2020	170,994	11,903	1.93	12.827564	5.96		2.53	16.071635	8.68		0.00
12/31/2019	139,383	10,388	2.01	12.105596	11.52		2.53	14.787860	14.38		0.00
12/31/2018	116,203	9,666	1.58	10.855338	(7.14	)‡	2.53	12.929021	(5.35)		0.00
12/31/2017	121,843	9,487	1.50	12.689883	10.07		1.25	13.660083	10.66	‡	0.00
12/31/2016	102,352	8,798	1.33	11.528576	4.26		1.25	11.756542	4.68		0.85
JNL iShares Tactical Moderate Fund - Class I
12/31/2020	4,952	341	2.76	14.408982	8.49		0.45	14.460150	8.60		0.35
12/31/2019	1,911	141	2.55	13.281181	14.22		0.45	13.315026	14.34		0.35
12/31/2018	1,110	93	2.46	11.627573	(5.51)		0.45	11.645547	(5.39)		0.35
12/31/2017+	—	—	0.00	12.308784	3.61	‡	0.45	12.308784	3.61	‡	0.35
JNL iShares Tactical Moderate Growth Fund - Class A
12/31/2020	282,899	16,488	2.07	15.465414	8.67		2.25	18.896230	11.15		0.00
12/31/2019	264,879	16,950	1.93	14.231149	13.80	‡	2.25	17.001281	18.06		0.00
12/31/2018	230,256	17,200	1.56	12.590697	(5.44	)‡	1.95	14.400204	(7.28)		0.00
12/31/2017	263,017	18,007	1.45	14.427137	14.29		1.25	15.530128	14.57	‡	0.00
12/31/2016	224,102	17,580	1.34	12.623278	5.72		1.25	12.872885	6.14		0.85
JNL iShares Tactical Moderate Growth Fund - Class I
12/31/2020	4,797	289	2.73	16.454676	10.92		0.45	16.507812	11.03		0.35
12/31/2019	3,340	223	2.36	14.834523	17.92		0.45	14.867550	18.04		0.35
12/31/2018	2,282	176	3.25	12.580051	(7.33)		0.45	12.595453	(7.23)		0.35
12/31/2017+	77	6	0.00	13.574664	4.90	‡	0.45	13.577627	4.93	‡	0.35
JNL Moderate Allocation Fund - Class A
12/31/2020	2,601,306	170,568	0.00	13.505767	18.49	‡	2.70	17.176766	11.20		0.00
12/31/2019	563,413	40,186	0.00	12.727537	12.87		2.45	15.447353	15.67		0.00
12/31/2018	453,477	36,646	0.00	11.276696	(8.16	)‡	2.45	13.354971	(4.94)		0.00
12/31/2017	444,046	33,657	0.00	12.241175	1.73	‡	2.34	14.048872	9.48	‡	0.00
12/31/2016	413,769	34,267	0.00	11.959560	3.91		1.25	12.196060	4.32		0.85
JNL Moderate Allocation Fund - Class I
12/31/2020	13,554	825	0.00	15.999750	11.03		0.45	16.052055	11.14		0.35
12/31/2019	5,883	402	0.00	14.410321	15.57		0.45	14.442979	15.69		0.35
12/31/2018	2,597	208	0.00	12.468441	(5.14)		0.45	12.484202	(5.04)		0.35
12/31/2017+	551	42	0.00	13.143749	2.21	‡	0.45	13.147136	2.23	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL iShares Tactical Growth Fund - Class I - September 25, 2017; JNL iShares Tactical Moderate Fund - Class I - September 25, 2017; JNL iShares Tactical Moderate Growth Fund - Class I - September 25, 2017; JNL Moderate Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Moderate Growth Allocation Fund - Class A
12/31/2020	4,732,580	256,429	0.00	13.219630	8.72		3.70	22.140606	12.81		0.00
12/31/2019	2,219,872	132,586	0.00	12.159564	15.19		3.70	19.626383	19.53		0.00
12/31/2018	2,022,087	143,287	0.00	10.555648	(10.04)		3.70	16.419459	(6.64)		0.00
12/31/2017	2,326,033	152,031	0.00	11.734056	10.39		3.70	17.586775	9.16	‡	0.00
12/31/2016	1,326,899	99,540	0.00	10.629402	3.38		3.70	14.903869	0.93	‡	0.30
JNL Moderate Growth Allocation Fund - Class I
12/31/2020	7,820	453	0.00	17.162768	12.67		0.45	17.218903	12.79		0.35
12/31/2019	3,966	260	0.00	15.232283	19.31		0.45	15.266835	19.43		0.35
12/31/2018	1,855	145	0.00	12.767379	(6.76)		0.45	12.783548	(6.67)		0.35
12/31/2017+	—	—	0.00	13.693605	3.35	‡	0.45	13.697170	3.37	‡	0.35
JNL Multi-Manager Alternative Fund - Class A
12/31/2020	187,901	17,074	0.00	10.301957	4.00	‡	2.20	11.674444	7.58		0.00
12/31/2019	15,123	1,459	0.00	10.235576	7.73		1.25	10.852152	9.08		0.00
12/31/2018	13,686	1,427	0.00	9.501435	(5.03)		1.25	9.948654	(3.83)		0.00
12/31/2017	11,887	1,181	0.56	10.004507	5.07		1.25	10.344566	5.95	‡	0.00
12/31/2016	8,635	903	0.37	9.521588	0.34		1.25	9.585670	0.74		0.85
JNL Multi-Manager Alternative Fund - Class I
12/31/2020+	837	72	0.00	11.615694	15.20	‡	0.45	11.561195	5.31	‡	0.40
JNL Multi-Manager Emerging Markets Equity Fund - Class A
12/31/2020	907,772	59,031	1.56	10.520360	10.45	‡	3.90	18.644076	8.86		0.00
12/31/2019	392,405	27,345	2.02	10.455649	13.67		3.61	17.126720	17.85		0.00
12/31/2018	339,583	27,486	1.54	9.198373	(21.26)		3.61	14.532257	(18.35)		0.00
12/31/2017	446,071	29,158	1.26	11.681697	24.05		3.61	17.797685	25.27	‡	0.00
12/31/2016	385,021	32,100	2.23	9.416799	15.06		3.61	12.639723	18.27		0.85
JNL Multi-Manager Emerging Markets Equity Fund - Class I
12/31/2020	9,332	497	1.69	18.973504	8.72		0.45	18.425007	8.88		0.30
12/31/2019	5,455	314	2.74	17.451550	17.64		0.45	16.921652	10.06	‡	0.30
12/31/2018	2,701	183	3.19	14.834349	(18.50)		0.45	14.853113	(18.42)		0.35
12/31/2017+	118	6	0.00	18.202545	6.25	‡	0.45	18.207279	6.28	‡	0.35
JNL Multi-Manager International Small Cap Fund - Class A
12/31/2020	4,018	292	1.71	13.654639	30.54		1.25	14.067615	32.18		0.00
12/31/2019	6,058	577	0.91	10.460508	30.08		1.25	10.643009	31.72		0.00
12/31/2018+	411	51	0.00	8.041347	(18.59	)‡	1.25	8.080006	(19.20	)‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL Multi-Manager Alternative Fund - Class I - April 27, 2020; JNL Multi-Manager Emerging Markets Equity Fund - Class I - September 25, 2017; JNL Multi-Manager International Small Cap Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL Multi-Manager Mid Cap Fund - Class A
12/31/2020	256,509	15,741	0.00	15.109196	11.08		3.05	17.217214	14.52		0.00
12/31/2019	192,437	13,360	0.00	13.602444	24.90		3.05	15.034589	28.77		0.00
12/31/2018	101,433	8,949	0.00	10.890739	(8.41	)‡	3.05	11.675917	(5.70)		0.00
12/31/2017	56,173	4,613	0.12	12.009157	13.30		2.40	12.381432	14.11	‡	0.00
12/31/2016+	9,407	885	0.00	10.599375	4.06	‡	2.40	10.661078	5.98	‡	0.30
JNL Multi-Manager Mid Cap Fund - Class I
12/31/2020	5,986	350	0.00	17.090974	14.44		0.45	17.146864	14.56		0.35
12/31/2019	2,784	186	0.00	14.934217	28.52		0.45	14.968076	28.65		0.35
12/31/2018	1,509	130	0.54	11.619898	(5.88)		0.45	11.634604	(5.78)		0.35
12/31/2017+	35	3	0.00	12.345542	6.24	‡	0.45	12.348750	6.27	‡	0.35
JNL Multi-Manager Small Cap Growth Fund - Class A
12/31/2020	2,556,139	27,576	0.00	49.611387	40.81		3.91	128.282149	46.43		0.00
12/31/2019	1,869,735	29,270	0.00	35.232812	30.68		3.91	87.609325	35.89		0.00
12/31/2018	1,318,819	27,849	0.00	26.960739	(5.83)		3.91	64.470803	(2.05)		0.00
12/31/2017	1,194,495	24,525	0.00	28.629283	22.37		3.91	65.821389	25.21	‡	0.00
12/31/2016	914,391	23,663	0.00	23.395507	1.70		3.91	48.682724	2.39	‡	0.30
JNL Multi-Manager Small Cap Growth Fund - Class I
12/31/2020	26,498	202	0.00	133.243460	46.21		0.45	133.679356	46.35		0.35
12/31/2019	11,378	126	0.00	91.133851	35.70		0.45	91.340597	35.84		0.35
12/31/2018	4,466	68	0.00	67.156378	(2.22)		0.45	67.241448	(2.12)		0.35
12/31/2017+	67	1	0.00	68.678173	7.85	‡	0.45	68.696054	7.88	‡	0.35
JNL Multi-Manager Small Cap Value Fund - Class A
12/31/2020	684,398	28,256	0.00	16.199045	1.71		3.91	29.889855	5.76		0.00
12/31/2019	665,294	28,692	0.00	15.927205	20.46		3.91	28.261309	25.26		0.00
12/31/2018	540,931	28,900	0.30	13.221928	(18.06)		3.91	22.561369	(14.77)		0.00
12/31/2017	642,867	28,890	0.59	16.135990	6.81		3.91	26.472295	11.52	‡	0.00
12/31/2016	629,859	31,109	0.66	15.106491	19.05		3.91	23.017462	13.77	‡	0.30
JNL Multi-Manager Small Cap Value Fund - Class I
12/31/2020	4,765	157	0.00	30.480090	5.61		0.45	30.579793	5.72		0.35
12/31/2019	3,022	105	0.00	28.860487	25.01		0.45	28.925944	25.13		0.35
12/31/2018	1,055	46	1.04	23.087037	(14.84)		0.45	23.116267	(14.76)		0.35
12/31/2017+	55	2	0.00	27.111032	5.74	‡	0.45	27.118067	5.77	‡	0.35
JNL S&P 500 Index Fund - Class I
12/31/2020	168,253	10,759	0.00	15.470471	15.57	‡	0.80	15.699539	17.74		0.35
12/31/2019	81,274	6,119	0.00	13.303644	30.66		0.45	13.333817	30.79		0.35
12/31/2018	27,799	2,730	0.00	10.181824	(5.09)		0.45	10.194734	(4.99)		0.35
12/31/2017+	728	68	0.00	10.727411	7.27	‡	0.45	10.730223	7.30	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Multi-Manager Mid Cap Fund - Class A - September 19, 2016; JNL Multi-Manager Mid Cap Fund - Class I - September 25, 2017; JNL Multi-Manager Small Cap Growth Fund - Class I - September 25, 2017; JNL Multi-Manager Small Cap Value Fund - Class I - September 25, 2017; JNL S&P 500 Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Balanced Fund - Class A
12/31/2020	1,939,635	95,086	0.00	12.089221	7.81		3.86	26.848404	21.11	‡	0.00
12/31/2019	1,466,521	79,873	0.00	11.212971	16.20		3.86	22.809195	20.48		0.25
12/31/2018	963,782	62,690	0.69	9.649441	(8.51)		3.86	18.932666	(3.60	)‡	0.25
12/31/2017	723,463	44,383	1.19	10.546544	12.30		3.86	19.782320	16.36		0.30
12/31/2016	434,844	30,932	0.01	9.391206	1.74		3.86	17.000792	(2.01	)‡	0.30
JNL/American Funds Balanced Fund - Class I
12/31/2020	34,448	1,253	0.00	23.808083	9.46	‡	0.80	27.772578	11.99		0.35
12/31/2019	21,732	885	0.00	24.742636	20.54		0.45	24.798861	20.66		0.35
12/31/2018	10,201	501	1.21	20.525899	(4.99)		0.45	20.551953	(4.90)		0.35
12/31/2017+	431	20	0.00	21.604345	3.89	‡	0.45	21.610033	3.92	‡	0.35
JNL/American Funds Blue Chip Income and Growth Fund - Class A
12/31/2020	3,072,092	125,575	0.00	14.104394	1.60		6.50	28.219237	28.97	‡	0.00
12/31/2019	3,046,358	133,328	0.00	13.882927	7.30	‡	6.50	25.285147	20.60		0.30
12/31/2018	2,699,798	141,339	0.00	13.709623	(12.37	)‡	5.20	20.965968	(9.27)		0.30
12/31/2017	3,200,699	150,649	0.00	17.536302	8.26	‡	3.90	23.108209	16.26		0.30
12/31/2016	2,709,922	146,918	0.00	16.211226	14.44		3.36	19.876857	5.07	‡	0.30
JNL/American Funds Blue Chip Income and Growth Fund - Class I
12/31/2020	21,808	770	0.00	26.571976	7.85		0.80	28.610584	8.34		0.35
12/31/2019	14,079	537	0.00	24.637114	12.79	‡	0.80	26.408076	20.94		0.35
12/31/2018	5,838	268	0.00	21.808437	(9.13)		0.45	21.836077	(9.04)		0.35
12/31/2017+	146	6	0.00	24.000396	7.79	‡	0.45	24.006653	7.82	‡	0.35
JNL/American Funds Capital Income Builder Fund - Class A
12/31/2020	171,048	15,297	0.00	10.892647	1.46		2.45	11.490023	3.98		0.00
12/31/2019	120,088	11,027	0.00	10.735389	14.59		2.45	11.050029	17.43		0.00
12/31/2018+	21,747	2,311	0.00	9.368831	(5.41	)‡	2.45	9.410013	(5.43	)‡	0.00
JNL/American Funds Capital Income Builder Fund - Class I
12/31/2020	4,440	387	0.00	11.456417	3.76		0.45	11.483819	3.87		0.35
12/31/2019	2,892	262	0.00	11.041009	17.29		0.45	11.056317	17.40		0.35
12/31/2018+	1,212	128	0.00	9.413710	(5.39	)‡	0.45	9.417334	(5.35	)‡	0.35
JNL/American Funds Capital World Bond Fund - Class A
12/31/2020	476,909	40,193	0.00	9.779610	6.14		3.16	13.696146	12.13	‡	0.00
12/31/2019	468,666	42,770	0.00	9.213766	4.17		3.16	12.203739	7.24		0.25
12/31/2018	472,081	45,804	0.59	8.845340	(4.70)		3.16	11.379722	(1.87)		0.25
12/31/2017	492,409	46,440	0.33	9.281129	3.25		3.16	11.596046	(0.87	)‡	0.25
12/31/2016	445,048	44,159	0.00	8.988765	(0.85)		3.16	10.873784	(5.84	)‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Balanced Fund - Class I - September 25, 2017; JNL/American Funds Blue Chip Income and Growth Fund - Class I - September 25, 2017; JNL/American Funds Capital Income Builder Fund - Class A - August 13, 2018; JNL/American Funds Capital Income Builder Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Capital World Bond Fund - Class I
12/31/2020	3,433	249	0.00	12.917349	9.00		0.80	13.908448	9.49		0.35
12/31/2019	2,181	173	0.00	11.850578	0.25	‡	0.80	12.702509	7.45		0.35
12/31/2018	1,123	95	1.20	11.807252	(1.83)		0.45	11.822216	(1.74)		0.35
12/31/2017+	155	13	0.00	12.027829	(0.39	)‡	0.45	12.030961	(0.37	)‡	0.35
JNL/American Funds Global Growth Fund - Class A
12/31/2020	704,355	30,693	0.00	20.528794	26.56		2.75	25.085881	30.09		0.00
12/31/2019	425,322	23,758	0.00	16.220790	4.22	‡	2.75	19.284083	34.95		0.00
12/31/2018	206,533	15,303	0.33	12.552094	(11.95	)‡	2.45	14.290179	(9.31)		0.00
12/31/2017	157,760	10,461	0.69	14.935429	29.45		1.25	15.757258	27.18	‡	0.00
12/31/2016	85,586	7,364	0.00	11.537272	(0.82)		1.25	11.690038	(0.42)		0.85
JNL/American Funds Global Growth Fund - Class I
12/31/2020	15,256	652	0.00	24.041448	29.37		0.80	23.200508	29.95		0.35
12/31/2019	6,995	391	0.00	18.583289	14.56	‡	0.80	17.852812	34.92		0.35
12/31/2018	2,795	211	0.78	13.215873	(9.44)		0.45	13.232529	(9.35)		0.35
12/31/2017+	257	18	0.00	14.593004	5.75	‡	0.45	14.596697	5.77	‡	0.35
JNL/American Funds Global Small Capitalization Fund - Class A
12/31/2020	828,062	35,884	0.00	17.566799	12.99	‡	3.90	26.634150	58.76	‡	0.00
12/31/2019	707,894	39,195	0.00	15.323369	27.15		3.06	20.007908	30.70		0.30
12/31/2018	582,674	41,752	0.11	12.051776	(13.48)		3.06	15.307757	(11.04)		0.30
12/31/2017	643,349	40,628	0.19	13.928960	21.75		3.06	17.207850	25.15		0.30
12/31/2016	465,843	36,469	0.00	11.440488	(1.30)		3.06	13.749835	(2.79	)‡	0.30
JNL/American Funds Global Small Capitalization Fund - Class I
12/31/2020	7,401	276	0.00	25.094692	27.23	‡	0.80	27.020523	29.33		0.35
12/31/2019	4,662	225	0.00	20.845693	30.85		0.45	20.893060	30.98		0.35
12/31/2018	2,548	161	0.38	15.931040	(10.88)		0.45	15.951193	(10.79)		0.35
12/31/2017+	225	13	0.00	17.875841	6.19	‡	0.45	17.880467	6.22	‡	0.35
JNL/American Funds Growth Allocation Fund - Class A
12/31/2020	3,315,196	155,187	0.00	18.531371	16.55		2.95	23.932818	20.04		0.00
12/31/2019	2,668,219	148,120	0.00	15.899604	19.78	‡	2.95	19.937036	23.37		0.00
12/31/2018	2,170,711	146,896	0.00	13.184675	(7.49	)‡	3.05	16.160931	(5.39)		0.00
12/31/2017	1,994,589	126,210	0.00	14.452752	17.12		2.95	17.081415	13.32	‡	0.00
12/31/2016	1,298,868	97,906	0.00	12.340487	9.46	‡	2.95	13.966734	(0.01	)‡	0.30
JNL/American Funds Growth Allocation Fund - Class I
12/31/2020	31,039	1,358	0.00	22.783455	19.88		0.45	22.857876	20.00		0.35
12/31/2019	16,541	868	0.00	19.005851	23.16		0.45	19.048875	23.28		0.35
12/31/2018	9,260	599	0.00	15.432352	(5.50)		0.45	15.451822	(5.41)		0.35
12/31/2017+	267	16	0.00	16.331389	4.96	‡	0.45	16.335574	4.98	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Capital World Bond Fund - Class I - September 25, 2017; JNL/American Funds Global Growth Fund - Class I - September 25, 2017; JNL/American Funds Global Small Capitalization Fund - Class I - September 25, 2017; JNL/American Funds Growth Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Growth Fund - Class A
12/31/2020	2,879,864	74,096	0.00	33.156174	47.05		3.05	43.502844	51.60		0.00
12/31/2019	1,108,232	42,510	0.00	22.548230	26.40		3.05	28.695777	30.32		0.00
12/31/2018	518,663	25,442	0.00	17.838341	(9.26	)‡	3.05	22.019705	(0.61)		0.00
12/31/2017	346,118	16,594	0.00	20.580021	26.29		1.25	22.153845	23.68	‡	0.00
12/31/2016	214,677	13,031	0.00	16.295891	7.68		1.25	16.618257	8.11		0.85
JNL/American Funds Growth Fund - Class I
12/31/2020	49,948	1,189	0.00	41.253152	25.68	‡	0.80	42.115705	51.50		0.35
12/31/2019	19,893	718	0.00	27.735761	30.16		0.45	27.798682	30.29		0.35
12/31/2018	9,274	434	0.00	21.308283	(0.78)		0.45	21.335275	(0.68)		0.35
12/31/2017+	473	22	0.00	21.474835	7.86	‡	0.45	21.480421	7.89	‡	0.35
JNL/American Funds Growth-Income Fund - Class A
12/31/2020	8,098,565	279,865	0.00	21.930401	8.77		3.90	33.248200	13.10		0.00
12/31/2019	7,349,008	283,739	0.00	20.161626	20.84		3.90	29.397382	25.66		0.00
12/31/2018	5,780,078	277,013	0.00	16.683895	(7.95	)‡	3.90	23.395262	(2.16)		0.00
12/31/2017	5,536,129	256,527	0.00	18.771879	18.09		3.16	23.911570	18.56	‡	0.00
12/31/2016	3,816,911	213,016	0.00	15.895703	7.64		3.16	19.232406	3.61	‡	0.30
JNL/American Funds Growth-Income Fund - Class I
12/31/2020	83,624	2,513	0.00	31.290715	12.55		0.80	33.691440	13.06		0.35
12/31/2019	52,427	1,785	0.00	27.800682	11.45	‡	0.80	29.799180	25.59		0.35
12/31/2018	24,204	1,028	0.00	23.697047	(2.31)		0.45	23.727091	(2.21)		0.35
12/31/2017+	989	41	0.00	24.257930	6.42	‡	0.45	24.264275	6.45	‡	0.35
JNL/American Funds International Fund - Class A
12/31/2020	1,830,899	105,878	0.00	13.898067	9.80		3.36	19.886524	13.56		0.00
12/31/2019	1,826,377	118,439	0.00	12.657059	18.40		3.36	17.512356	22.45		0.00
12/31/2018	1,632,856	128,183	0.86	10.689689	(16.40)		3.36	14.301571	(13.53)		0.00
12/31/2017	1,920,571	128,828	0.71	12.787425	27.30		3.36	16.539752	26.87	‡	0.00
12/31/2016	1,038,031	90,574	0.00	10.045415	(0.30)		3.36	12.316849	(4.24	)‡	0.30
JNL/American Funds International Fund - Class I
12/31/2020	13,517	675	0.00	18.744941	20.93	‡	0.80	20.183268	13.53		0.35
12/31/2019	9,845	558	0.00	17.737167	22.26		0.45	17.777404	22.38		0.35
12/31/2018	6,464	447	1.70	14.507614	(13.61)		0.45	14.525984	(13.53)		0.35
12/31/2017+	195	12	0.00	16.794047	5.33	‡	0.45	16.798415	5.36	‡	0.35
JNL/American Funds Moderate Growth Allocation Fund - Class A
12/31/2020	2,668,914	145,159	0.00	11.737335	9.94		6.50	20.627715	17.32		0.00
12/31/2019	2,294,071	144,592	0.00	10.676599	4.28	‡	6.50	17.582565	18.65		0.00
12/31/2018	2,009,615	148,503	0.00	10.473274	(9.15	)‡	5.20	14.818991	(4.57)		0.00
12/31/2017	2,097,975	146,166	0.00	12.448215	4.60	‡	3.90	15.528143	10.05	‡	0.00
12/31/2016	1,618,553	128,864	0.00	11.615744	4.08		3.10	13.235364	(0.16	)‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Growth Fund - Class I - September 25, 2017; JNL/American Funds Growth-Income Fund - Class I - September 25, 2017; JNL/American Funds International Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/American Funds Moderate Growth Allocation Fund - Class I
12/31/2020	19,610	997	0.00	19.688522	17.14		0.45	19.752929	17.26		0.35
12/31/2019	15,405	918	0.00	16.807751	18.46		0.45	16.845881	18.58		0.35
12/31/2018	7,935	558	0.00	14.188949	(4.72)		0.45	14.206917	(4.63)		0.35
12/31/2017+	568	38	0.00	14.892546	3.71	‡	0.45	14.896423	3.74	‡	0.35
JNL/American Funds New World Fund - Class A
12/31/2020	1,553,489	87,280	0.00	13.557712	18.35		3.90	20.554981	23.06	‡	0.00
12/31/2019	1,390,052	94,944	0.00	11.455749	23.76		3.90	16.304921	28.37		0.25
12/31/2018	1,148,077	99,662	0.54	9.256347	(5.00	)‡	3.90	12.701995	(14.63)		0.25
12/31/2017	1,342,595	98,563	0.32	11.906634	24.89		3.16	14.878559	8.69	‡	0.25
12/31/2016	861,365	80,462	0.00	9.533344	1.66		3.16	11.534215	(3.66	)‡	0.30
JNL/American Funds New World Fund - Class I
12/31/2020	20,083	975	0.00	19.366640	19.66	‡	0.80	20.852618	23.01		0.35
12/31/2019	12,214	728	0.00	16.913557	28.42		0.45	16.952068	28.55		0.35
12/31/2018	6,165	471	1.22	13.170329	(14.49)		0.45	13.187043	(14.40)		0.35
12/31/2017+	218	14	0.00	15.401597	5.36	‡	0.45	15.405644	5.38	‡	0.35
JNL/AQR Large Cap Defensive Style Fund - Class A
12/31/2020	51,336	4,376	0.00	11.479776	8.80		2.70	11.959988	11.78		0.00
12/31/2019+	34,342	3,231	0.00	10.550987	4.41	‡	2.70	10.700000	7.00	‡	0.00
JNL/AQR Large Cap Defensive Style Fund - Class I
12/31/2020	1,642	138	0.00	11.928123	11.63		0.45	11.946258	11.75		0.35
12/31/2019+	570	53	0.00	10.684961	6.85	‡	0.45	10.690511	6.91	‡	0.35
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
12/31/2020	265,078	13,473	0.00	15.497623	7.95		3.06	23.754567	11.30		0.00
12/31/2019	283,684	15,837	0.00	14.356730	22.14		3.06	21.342620	25.94		0.00
12/31/2018	271,715	18,892	0.42	11.754242	(15.99)		3.06	16.947132	(13.36)		0.00
12/31/2017	370,897	22,091	0.61	13.990760	19.29		3.06	19.560509	21.01	‡	0.00
12/31/2016	315,244	22,799	0.30	11.728742	4.69		3.06	15.438076	3.73	‡	0.30
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
12/31/2020	979	41	0.00	24.161264	11.10		0.45	24.240611	11.22		0.35
12/31/2019	1,211	56	0.00	21.746387	25.82		0.45	21.795932	25.94		0.35
12/31/2018	622	36	1.28	17.284229	(13.50)		0.45	17.306295	(13.41)		0.35
12/31/2017+	6	0	0.00	19.980888	7.35	‡	0.45	19.986229	7.38	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/American Funds Moderate Growth Allocation Fund - Class I - September 25, 2017; JNL/American Funds New World Fund - Class I - September 25, 2017; JNL/AQR Large Cap Defensive Style Fund - Class A - June 24, 2019; JNL/AQR Large Cap Defensive Style Fund - Class I - June 24, 2019; JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/AQR Managed Futures Strategy Fund - Class A
12/31/2020	68,461	7,883	0.00	7.378358	(4.68)	2.80	9.579560	(1.97)		0.00
12/31/2019	84,499	9,437	0.00	7.740259	(2.63)	2.80	9.772445	0.13		0.00
12/31/2018	104,657	11,589	0.00	7.949189	(11.83)	2.80	9.759590	(9.32)		0.00
12/31/2017	145,477	14,457	0.00	9.015957	(4.01)	2.80	10.762549	(1.88	)‡	0.00
12/31/2016	185,285	18,003	4.14	9.392654	(11.08)	2.80	10.420726	(9.34)		0.85
JNL/BlackRock Advantage International Fund - Class A
12/31/2020	12,956	1,168	0.43	10.926852	2.83 ‡	2.25	11.307693	6.82		0.00
12/31/2019+	3,205	305	1.51	10.486693	6.11 ‡	1.80	10.585402	5.85	‡	0.00
JNL/BlackRock Advantage International Fund - Class I
12/31/2020	592	52	0.80	11.288083	6.71	0.45	11.303814	6.81		0.35
12/31/2019+	159	15	3.03	10.578704	5.79 ‡	0.45	10.582856	5.83	‡	0.35
JNL/BlackRock Global Allocation Fund - Class A
12/31/2020	3,536,425	210,915	0.00	12.869740	14.39	3.90	19.178841	18.94		0.00
12/31/2019	3,409,303	238,754	0.00	11.250996	13.20	3.90	16.125194	17.71		0.00
12/31/2018	3,293,387	268,415	0.69	9.938780	(4.30)‡	3.90	13.699178	(7.62)		0.00
12/31/2017	3,844,119	285,859	1.58	11.428135	9.81	3.61	14.829182	12.14	‡	0.00
12/31/2016	3,534,757	295,537	0.39	10.407336	0.29	3.61	12.786784	(0.40	)‡	0.30
JNL/BlackRock Global Allocation Fund - Class I
12/31/2020	19,084	1,011	0.00	19.341129	18.70	0.45	19.404352	18.81		0.35
12/31/2019	14,738	928	0.00	16.294753	17.55	0.45	16.331691	17.67		0.35
12/31/2018	9,598	697	1.34	13.862158	(7.75)	0.45	13.879703	(7.66)		0.35
12/31/2017+	248	16	0.00	15.027185	2.79 ‡	0.45	15.031095	2.82	‡	0.35
JNL/BlackRock Global Natural Resources Fund - Class A
12/31/2020	634,835	78,502	0.00	5.751640	0.46 ‡	3.75	9.712337	4.29		0.00
12/31/2019	601,724	77,001	0.00	5.769469	10.62	3.70	9.312416	14.79		0.00
12/31/2018	589,692	85,587	1.88	5.215361	(20.28)	3.70	8.112580	(17.27)		0.00
12/31/2017	813,980	96,639	0.92	6.542455	(6.41)	3.70	9.805729	(3.22	)‡	0.00
12/31/2016	947,422	107,968	0.79	6.990883	21.95	3.70	9.802230	8.75	‡	0.30
JNL/BlackRock Global Natural Resources Fund - Class I
12/31/2020	2,447	263	0.00	9.403310	4.14	0.45	9.535539	4.25		0.35
12/31/2019	3,030	339	0.00	9.029320	14.57	0.45	9.147146	14.68		0.35
12/31/2018+	614	78	1.64	7.881252	(13.53)‡	0.45	7.976123	(14.81	)‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/BlackRock Advantage International Fund - Class A - June 24, 2019; JNL/BlackRock Advantage International Fund - Class I - June 24, 2019; JNL/BlackRock Global Allocation Fund - Class I - September 25, 2017; JNL/BlackRock Global Natural Resources Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/BlackRock Large Cap Select Growth Fund - Class A
12/31/2020	3,903,352	38,276	0.00	53.217372	33.13		3.90	144.697801	41.12	‡	0.00
12/31/2019	2,839,944	38,242	0.00	39.973551	27.24		3.90	98.282505	31.97		0.25
12/31/2018	2,165,263	38,219	0.00	31.415050	(7.88	)‡	3.90	74.473249	1.63		0.25
12/31/2017	1,884,011	33,596	0.00	34.250500	28.90		3.61	73.279496	8.09	‡	0.25
12/31/2016	1,379,406	32,554	0.00	26.572344	(3.10)		3.61	54.396231	(2.40	)‡	0.30
JNL/BlackRock Large Cap Select Growth Fund - Class I
12/31/2020	39,167	265	0.00	127.301307	22.78	‡	0.75	152.549247	38.36		0.35
12/31/2019	19,637	183	0.00	110.002923	32.14		0.45	110.252393	32.27		0.35
12/31/2018	8,660	105	0.00	83.249803	1.73		0.45	83.355224	1.83		0.35
12/31/2017+	163	2	0.00	81.834077	9.47	‡	0.45	81.855404	9.50	‡	0.35
JNL/Boston Partners Global Long Short Equity Fund - Class A
12/31/2020	37,722	3,728	0.00	9.478347	(2.42)		2.15	10.852290	(0.29)		0.00
12/31/2019	39,688	3,871	0.00	9.712916	1.10	‡	2.15	10.884371	4.84		0.00
12/31/2018	34,144	3,438	0.00	9.609302	(8.89	)‡	1.80	10.381855	(9.51)		0.00
12/31/2017	36,505	3,289	0.00	11.011255	6.35		1.25	11.473191	7.16	‡	0.00
12/31/2016	32,091	3,084	0.00	10.353717	0.69		1.25	10.448999	1.10		0.85
JNL/Boston Partners Global Long Short Equity Fund - Class I
12/31/2020	827	79	0.00	10.429052	(0.45)		0.45	10.463213	(0.35)		0.35
12/31/2019	455	43	0.00	10.476093	4.65		0.45	10.499897	4.76		0.35
12/31/2018	243	24	0.00	10.010504	(9.63)		0.45	10.023220	(9.54)		0.35
12/31/2017+	4	0	0.00	11.077298	3.82	‡	0.45	11.080267	3.85	‡	0.35
JNL/Causeway International Value Select Fund - Class A
12/31/2020	454,045	27,603	4.68	9.174631	1.83		3.91	22.408446	5.89		0.00
12/31/2019	463,206	29,491	2.89	9.009448	14.41		3.91	21.161144	18.97		0.00
12/31/2018	417,372	31,252	1.59	7.874573	(20.69)		3.91	17.786332	(17.51)		0.00
12/31/2017	499,529	30,538	1.08	9.928957	23.55		3.91	21.561951	23.61	‡	0.00
12/31/2016	422,224	32,999	1.19	8.036131	(3.82)		3.91	15.864112	(0.15	)‡	0.30
JNL/Causeway International Value Select Fund - Class I
12/31/2020	3,753	164	5.53	23.208800	5.75		0.45	23.284753	5.86		0.35
12/31/2019	2,138	99	3.45	21.946091	18.76		0.45	21.995888	18.88		0.35
12/31/2018	1,416	77	3.03	18.479294	(17.63)		0.45	18.502707	(17.55)		0.35
12/31/2017+	176	8	0.00	22.435106	6.08	‡	0.45	22.440956	6.11	‡	0.35
JNL/ClearBridge Large Cap Growth Fund - Class A
12/31/2020	425,031	23,770	0.00	16.843503	26.59		3.05	18.608201	30.50		0.00
12/31/2019	286,978	20,684	0.00	13.306031	27.70		3.05	14.258624	31.66		0.00
12/31/2018	112,483	10,560	0.00	10.419656	(2.58	)‡	3.05	10.829992	(0.18)		0.00
12/31/2017+	22,064	2,041	0.00	10.781165	3.37	‡	2.45	10.849989	8.50	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/BlackRock Large Cap Select Growth Fund - Class I - September 25, 2017; JNL/Boston Partners Global Long Short Equity Fund - Class I - September 25, 2017; JNL/Causeway International Value Select Fund - Class I - September 25, 2017; JNL/ClearBridge Large Cap Growth Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/ClearBridge Large Cap Growth Fund - Class I
12/31/2020	17,294	934	0.00	18.506020	30.37		0.45	18.566585	30.50		0.35
12/31/2019	8,308	585	0.00	14.194528	31.33		0.45	14.226744	31.46		0.35
12/31/2018	2,427	225	0.00	10.808258	(0.27)		0.45	10.821961	(0.17)		0.35
12/31/2017+	24	2	0.00	10.837300	8.37	‡	0.45	10.840126	8.40	‡	0.35
JNL/DFA Growth Allocation Fund - Class A
12/31/2020	236,981	18,636	1.44	12.208900	7.97		2.40	13.336239	10.59		0.00
12/31/2019	200,027	17,175	1.34	11.307603	18.58	‡	2.40	12.059397	21.46		0.00
12/31/2018	148,559	15,299	0.00	9.525207	(15.51	)‡	2.46	9.929003	(10.24	)‡	0.00
12/31/2017+	77,932	7,077	5.69	10.932158	5.46	‡	2.40	11.089521	8.80	‡	0.30
JNL/DFA Growth Allocation Fund - Class I
12/31/2020	6,281	469	1.61	13.406775	10.42		0.45	13.450514	10.53		0.35
12/31/2019	4,874	401	1.74	12.141434	21.30		0.45	12.168872	21.42		0.35
12/31/2018	2,700	270	0.00	10.009401	(10.78)		0.45	10.021998	(10.69)		0.35
12/31/2017+	76	7	17.33	11.218401	5.14	‡	0.45	11.221235	5.17	‡	0.35
JNL/DFA International Core Equity Fund - Class A
12/31/2020	33,746	2,969	0.86	11.226513	32.92	‡	2.00	11.573397	6.96		0.00
12/31/2019+	8,695	809	0.00	10.716154	6.53	‡	1.85	10.819999	8.20	‡	0.00
JNL/DFA International Core Equity Fund - Class I
12/31/2020	2,633	228	0.93	11.557318	6.87		0.45	11.574890	6.97		0.35
12/31/2019+	232	21	0.00	10.814660	8.15	‡	0.45	10.820274	8.20	‡	0.35
JNL/DFA Moderate Growth Allocation Fund - Class A
12/31/2020	201,786	16,182	1.46	11.972546	7.54		2.40	13.078105	10.15		0.00
12/31/2019	157,129	13,703	1.57	11.132859	15.59	‡	2.40	11.873067	18.40		0.00
12/31/2018	114,807	11,699	0.00	9.598571	(12.47	)‡	2.60	10.028314	(7.93)		0.00
12/31/2017+	58,769	5,443	4.75	10.715236	3.33	‡	2.40	10.891709	5.16	‡	0.00
JNL/DFA Moderate Growth Allocation Fund - Class I
12/31/2020	6,618	508	1.70	13.151213	10.04		0.45	13.194690	10.15		0.35
12/31/2019	5,555	470	1.82	11.951012	18.23		0.45	11.978540	18.35		0.35
12/31/2018	3,759	373	0.00	10.108204	(7.96)		0.45	10.121364	(7.87)		0.35
12/31/2017+	174	16	8.10	10.982874	4.00	‡	0.45	10.986113	4.04	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/ClearBridge Large Cap Growth Fund - Class I - September 25, 2017; JNL/DFA Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Growth Allocation Fund - Class I - September 25, 2017; JNL/DFA International Core Equity Fund - Class A - June 24, 2019; JNL/DFA International Core Equity Fund - Class I - June 24, 2019; JNL/DFA Moderate Growth Allocation Fund - Class A - April 24, 2017; JNL/DFA Moderate Growth Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/DFA U.S. Core Equity Fund - Class A
12/31/2020	1,148,587	24,719	0.00	28.014848	11.98		3.40	63.993818	15.85		0.00
12/31/2019	1,167,572	28,782	0.00	25.017909	25.21		3.40	55.237493	29.55		0.00
12/31/2018	910,823	28,744	0.92	19.980001	(10.85)		3.40	42.639585	(7.75)		0.00
12/31/2017	1,058,067	30,538	0.90	22.412758	16.22		3.40	46.223742	18.81	‡	0.00
12/31/2016	827,642	28,485	1.05	19.285120	10.22		3.40	36.181661	5.79	‡	0.30
JNL/DFA U.S. Core Equity Fund - Class I
12/31/2020	13,040	199	0.00	66.586539	15.78		0.45	66.804369	15.90		0.35
12/31/2019	8,425	148	0.00	57.510509	29.41		0.45	57.640981	29.54		0.35
12/31/2018	3,683	83	1.80	44.440993	(7.87)		0.45	44.497293	(7.78)		0.35
12/31/2017+	126	3	0.00	48.239718	8.23	‡	0.45	48.252304	8.26	‡	0.35
JNL/DFA U.S. Small Cap Fund - Class A
12/31/2020	190,995	9,046	0.00	18.498659	10.04		2.80	23.346254	13.18		0.00
12/31/2019	142,660	7,541	0.51	16.810219	18.02		2.80	20.627519	21.36		0.00
12/31/2018	73,219	4,616	0.39	14.243568	(22.49	)‡	2.80	16.996939	(13.68)		0.00
12/31/2017	63,093	3,381	0.20	18.427475	8.79		1.25	19.690147	12.47	‡	0.00
12/31/2016	53,987	3,156	0.17	16.938705	25.18		1.25	17.232586	25.68		0.85
JNL/DFA U.S. Small Cap Fund - Class I
12/31/2020	6,908	541	0.00	12.201628	13.03		0.45	12.241535	13.15		0.35
12/31/2019	4,925	412	1.20	10.794735	21.26		0.45	10.819226	21.38		0.35
12/31/2018	1,940	207	1.10	8.902487	(13.76)		0.45	8.913764	(13.67)		0.35
12/31/2017+	54	5	0.00	10.322832	6.42	‡	0.45	10.325522	6.45	‡	0.35
JNL/DoubleLine Core Fixed Income Fund - Class A
12/31/2020	2,472,209	108,253	0.00	12.718398	1.06		3.91	31.064749	5.09		0.00
12/31/2019	2,591,296	117,922	2.66	12.585315	3.68		3.91	29.560896	7.81		0.00
12/31/2018	2,581,224	125,685	0.99	12.138892	(4.28)		3.91	27.418873	(0.45)		0.00
12/31/2017	2,960,292	142,287	0.34	12.682311	1.36		3.91	27.541909	4.97	‡	0.00
12/31/2016	2,956,842	148,501	0.39	12.511980	(1.20)		3.91	24.700487	(2.23	)‡	0.30
JNL/DoubleLine Core Fixed Income Fund - Class I
12/31/2020	21,761	698	0.00	32.136584	4.86		0.45	32.241705	4.97		0.35
12/31/2019	13,754	464	4.10	30.645925	7.75		0.45	30.715423	7.85		0.35
12/31/2018	3,757	135	1.85	28.442890	(0.62)		0.45	28.478913	(0.52)		0.35
12/31/2017+	175	6	0.00	28.619365	(0.05	)‡	0.45	28.626817	(0.02	)‡	0.35
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
12/31/2020	145,977	12,354	0.00	11.003598	0.15		2.80	12.552573	3.02		0.00
12/31/2019	45,279	3,901	0.00	10.986884	1.30	‡	2.80	12.185006	11.38		0.00
12/31/2018	12,567	1,183	0.00	10.451636	(0.57	)‡	1.70	10.939749	(2.81)		0.00
12/31/2017	11,019	996	0.76	11.021355	5.97		1.25	11.255482	6.59	‡	0.00
12/31/2016+	3,342	321	0.00	10.400647	4.02	‡	1.25	10.429456	(0.46	)‡	0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DFA U.S. Core Equity Fund - Class I - September 25, 2017; JNL/DFA U.S. Small Cap Fund - Class I - September 25, 2017; JNL/DoubleLine Core Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A - April 25, 2016.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
12/31/2020	2,539	206	0.00	12.339518	2.88	0.45	12.380149	2.98		0.35
12/31/2019	1,628	136	0.00	11.994598	11.17	0.45	12.021794	11.28		0.35
12/31/2018	837	78	3.09	10.789105	(2.95)	0.45	10.802760	(2.85)		0.35
12/31/2017+	78	7	0.00	11.116973	(0.30)‡	0.45	11.119857	(0.27	)‡	0.35
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
12/31/2020	1,489,202	68,365	0.00	19.880221	11.72	3.05	23.339842	15.18		0.00
12/31/2019	1,411,536	73,675	0.00	17.794401	2.79 ‡	3.05	20.263668	33.66		0.00
12/31/2018	802,439	55,237	0.87	13.836417	(7.16)	2.80	15.161134	(4.51)		0.00
12/31/2017	640,519	41,550	0.00	14.903122	8.26 ‡	2.80	15.877030	18.56	‡	0.00
12/31/2016	82,510	6,398	1.12	12.863325	17.42	1.25	12.928054	17.89		0.85
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
12/31/2020	22,808	1,036	0.00	21.883987	15.01	0.45	21.955534	15.12		0.35
12/31/2019	14,825	773	0.00	19.028085	33.48	0.45	19.071215	33.62		0.35
12/31/2018	5,363	374	1.60	14.255215	(4.66)	0.45	14.273249	(4.57)		0.35
12/31/2017+	353	24	0.00	14.952499	6.35 ‡	0.45	14.956371	6.38	‡	0.35
JNL/DoubleLine Total Return Fund - Class A
12/31/2020	955,655	82,492	0.00	9.550158	(1.27)	3.90	12.694279	2.66		0.00
12/31/2019	1,012,628	88,653	0.00	9.672524	1.57	3.90	12.365122	5.62		0.00
12/31/2018	861,074	78,694	3.36	9.522893	1.41 ‡	3.90	11.706816	1.80		0.00
12/31/2017	788,991	72,484	2.75	10.198417	1.21	2.80	11.499456	4.06	‡	0.00
12/31/2016	707,919	66,862	1.78	10.076469	(0.78)	2.80	10.960333	(1.88	)‡	0.25
JNL/DoubleLine Total Return Fund - Class I
12/31/2020	12,877	1,069	0.00	11.910367	2.46	0.45	11.949322	2.56		0.35
12/31/2019	11,643	994	0.00	11.624606	5.53	0.45	11.650971	5.63		0.35
12/31/2018	4,648	417	4.67	11.015679	1.65	0.45	11.029631	1.75		0.35
12/31/2017+	173	16	0.00	10.837304	(0.02)‡	0.45	10.840120	0.00	‡	0.35
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
12/31/2020	986,280	33,289	0.00	15.395034	4.25	3.91	41.953632	8.41	‡	0.00
12/31/2019	832,361	30,187	1.76	14.767075	5.04	3.91	35.947446	8.90		0.30
12/31/2018	803,003	31,560	2.54	14.058751	(5.38)	3.91	33.009608	(1.89)		0.30
12/31/2017	892,472	34,177	2.01	14.858758	(0.92)	3.91	33.644288	2.72		0.30
12/31/2016	922,949	36,054	2.51	14.996373	(1.81)	3.91	32.754982	(2.60	)‡	0.30
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
12/31/2020	8,116	191	0.00	43.647045	8.17	0.45	43.789685	8.28		0.35
12/31/2019	3,978	100	2.70	40.349576	9.07	0.45	40.441016	9.18		0.35
12/31/2018	1,441	39	4.53	36.994947	(1.74)	0.45	37.041736	(1.64)		0.35
12/31/2017+	80	2	0.00	37.649126	(0.37)‡	0.45	37.658911	(0.34	)‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I - September 25, 2017; JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I - September 25, 2017; JNL/DoubleLine Total Return Fund - Class I - September 25, 2017; JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/First State Global Infrastructure Fund - Class A
12/31/2020	577,953	34,570	0.00	13.195292	(7.36)	3.90	18.785796	(3.68)		0.00
12/31/2019	714,401	40,642	0.00	14.244384	22.06	3.90	19.503643	26.92		0.00
12/31/2018	665,849	47,534	2.99	11.669553	(4.37)‡	3.90	15.367130	(6.40)		0.00
12/31/2017	883,807	58,353	1.85	13.614739	6.56	3.10	16.417485	8.64	‡	0.00
12/31/2016	764,545	54,782	2.61	12.776127	9.16	3.10	14.713768	(4.83	)‡	0.30
JNL/First State Global Infrastructure Fund - Class I
12/31/2020	2,413	128	0.00	18.901483	(3.84)	0.45	18.962893	(3.74)		0.35
12/31/2019	1,867	95	0.00	19.655704	26.67	0.45	19.699861	26.80		0.35
12/31/2018	882	57	5.25	15.516917	(6.52)	0.45	15.536225	(6.43)		0.35
12/31/2017+	77	5	0.00	16.599059	(1.17)‡	0.45	16.603017	(1.15	)‡	0.35
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
12/31/2020	508,280	47,747	13.90	8.898652	(9.69)	3.26	11.952922	(6.71)		0.00
12/31/2019	579,355	50,196	9.19	9.853594	(2.28)	3.26	12.812706	0.95		0.00
12/31/2018	619,825	53,645	0.00	10.083921	(2.50)	3.26	12.691622	0.75		0.00
12/31/2017	681,734	58,728	0.00	10.342841	0.26	3.26	12.597693	4.38	‡	0.00
12/31/2016	628,660	55,418	0.03	10.316192	0.49	3.26	11.980707	7.04	‡	0.30
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
12/31/2020	3,588	299	16.18	12.031366	(6.86)	0.45	11.882160	(6.72)		0.30
12/31/2019	2,787	216	12.13	12.917240	0.84	0.45	12.737921	(1.87	)‡	0.30
12/31/2018	1,173	92	0.00	12.809889	0.56	0.45	12.826079	0.66		0.35
12/31/2017+	41	3	0.00	12.738250	(1.48)‡	0.45	12.741522	(1.46	)‡	0.35
JNL/Franklin Templeton Growth Allocation Fund - Class A
12/31/2020	1,096,892	70,129	0.00	11.484545	7.34	3.61	18.357365	11.00		0.25
12/31/2019	1,137,251	79,826	0.00	10.699534	13.53	3.61	16.537429	17.42		0.25
12/31/2018	1,102,525	89,939	0.00	9.424094	(12.68)	3.61	14.084388	(9.68)		0.25
12/31/2017	1,390,847	101,475	0.00	10.792200	7.81	3.61	15.593210	1.26	‡	0.25
12/31/2016	1,368,550	110,196	0.00	10.010590	9.42	3.61	13.918624	4.69	‡	0.30
JNL/Franklin Templeton Growth Allocation Fund - Class I
12/31/2020	1,296	76	0.00	16.486509	11.11	0.45	16.539831	11.22		0.35
12/31/2019	1,436	91	0.00	14.838461	17.50	0.45	14.871578	17.62		0.35
12/31/2018	1,031	76	0.00	12.628307	(9.56)	0.45	12.643849	(9.48)		0.35
12/31/2017+	5	0	0.00	13.963727	2.45 ‡	0.45	13.967268	2.47	‡	0.35
JNL/Franklin Templeton Income Fund - Class A
12/31/2020	1,510,434	88,763	0.00	11.955765	(2.85)	3.75	20.728542	0.87		0.00
12/31/2019	1,723,947	100,914	0.00	12.306051	11.82	3.75	20.550557	16.09		0.00
12/31/2018	1,607,800	107,924	4.34	11.005706	(7.85)‡	3.75	17.702638	(4.31)		0.00
12/31/2017	1,887,729	119,869	3.77	12.213496	6.10	3.56	18.499963	9.06	‡	0.00
12/31/2016	1,826,310	125,988	4.69	11.511714	10.14	3.56	16.299842	3.83	‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/First State Global Infrastructure Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Multisector Bond Fund - Class I - September 25, 2017; JNL/Franklin Templeton Growth Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Franklin Templeton Income Fund - Class I
12/31/2020	4,645	221	0.00	21.095526	0.70	0.45	21.164429	0.80		0.35
12/31/2019	3,182	153	0.00	20.949672	15.83	0.45	20.997095	15.94		0.35
12/31/2018	1,211	67	7.33	18.087254	(4.38)	0.45	18.110077	(4.29)		0.35
12/31/2017+	79	4	0.00	18.916259	1.75 ‡	0.45	18.921115	1.77	‡	0.35
JNL/Franklin Templeton International Small Cap Fund - Class A
12/31/2020	474,411	41,428	1.76	8.179679	(7.04)	3.90	13.625994	(3.34)		0.00
12/31/2019	555,347	46,343	0.59	8.799155	13.87	3.90	14.097248	18.39		0.00
12/31/2018	516,457	50,342	2.30	7.727602	(9.67)‡	3.90	11.906986	(19.78)		0.00
12/31/2017	697,553	53,909	1.09	10.318035	27.61	3.61	14.842991	29.06	‡	0.00
12/31/2016	467,003	47,179	1.47	8.085778	(4.67)	3.61	10.919609	(2.41	)‡	0.30
JNL/Franklin Templeton International Small Cap Fund - Class I
12/31/2020	2,981	216	2.49	13.850112	(3.50)	0.45	13.895413	(3.41)		0.35
12/31/2019	2,244	157	1.13	14.353108	18.32	0.45	14.385663	18.44		0.35
12/31/2018	1,136	94	3.69	12.130902	(19.91)	0.45	12.146266	(19.83)		0.35
12/31/2017+	158	10	0.00	15.147459	4.37 ‡	0.45	15.151402	4.40	‡	0.35
JNL/Goldman Sachs 4 Fund - Class A
12/31/2020	5,059,492	183,382	0.00	20.455954	0.81	3.61	32.799370	4.52		0.00
12/31/2019	5,955,743	222,780	0.00	20.291761	20.61	3.61	31.382427	25.04		0.00
12/31/2018	5,447,351	251,816	0.00	16.824895	(9.61)	3.61	25.098025	(6.27)		0.00
12/31/2017	6,613,163	283,160	0.00	18.614233	11.30	3.61	26.777350	14.21	‡	0.00
12/31/2016	6,640,845	324,245	0.00	16.724988	6.39	3.61	22.687760	2.97	‡	0.25
JNL/Goldman Sachs 4 Fund - Class I
12/31/2020	16,417	625	0.00	30.241352	4.02	0.80	24.963028	4.49		0.35
12/31/2019	11,173	461	0.00	29.071590	8.73 ‡	0.80	23.889796	24.98		0.35
12/31/2018	5,633	288	0.00	19.090936	(6.40)	0.45	19.115128	(6.30)		0.35
12/31/2017+	826	40	0.00	20.396082	9.01 ‡	0.45	20.401406	9.04	‡	0.35
JNL/Goldman Sachs Competitive Advantage Fund - Class A
12/31/2020	933,082	25,175	0.00	27.570943	14.68	3.61	44.208527	18.90		0.00
12/31/2019	964,055	30,553	1.28	24.041266	24.78	3.61	37.182019	29.36		0.00
12/31/2018	851,582	34,523	0.85	19.267464	(6.16)	3.61	28.743076	(2.69)		0.00
12/31/2017	1,019,414	39,757	1.31	20.532986	15.43	3.61	29.539066	17.46	‡	0.00
12/31/2016	1,026,739	47,314	0.99	17.787709	1.96	3.61	24.022892	5.47	‡	0.30
JNL/Goldman Sachs Competitive Advantage Fund - Class I
12/31/2020	3,911	88	0.00	44.767784	18.76	0.45	44.914159	18.88		0.35
12/31/2019	2,625	70	2.17	37.696114	29.16	0.45	37.781638	29.29		0.35
12/31/2018	2,934	101	2.06	29.186057	(2.80)	0.45	29.223032	(2.70)		0.35
12/31/2017+	9	0	0.00	30.027293	13.23 ‡	0.45	30.035128	13.26	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Franklin Templeton Income Fund - Class I - September 25, 2017; JNL/Franklin Templeton International Small Cap Fund - Class I - September 25, 2017; JNL/Goldman Sachs 4 Fund - Class I - September 25, 2017; JNL/Goldman Sachs Competitive Advantage Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A
12/31/2020	2,719,187	104,996	0.00	18.890522	(7.08)	3.75	30.847503	(3.53)	0.00
12/31/2019	3,344,086	123,017	3.50	20.330902	22.93	3.75	31.977602	27.63	0.00
12/31/2018	2,779,742	129,121	2.91	16.538242	(8.81)‡	3.75	25.054786	(5.31)	0.00
12/31/2017	3,380,008	146,995	2.64	18.577935	8.12	3.51	26.459019	11.68 ‡	0.00
12/31/2016	3,658,769	176,161	2.58	17.183103	13.68	3.51	22.997104	2.76 ‡	0.30
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I
12/31/2020	15,868	511	0.00	31.327596	(3.72)	0.45	31.430050	(3.62)	0.35
12/31/2019	12,012	372	4.64	32.536696	27.46	0.45	32.610471	27.59	0.35
12/31/2018	5,208	206	5.57	25.526025	(5.47)	0.45	25.558337	(5.37)	0.35
12/31/2017+	202	7	0.00	27.002540	5.89 ‡	0.45	27.009556	5.92 ‡	0.35
JNL/Goldman Sachs International 5 Fund - Class A
12/31/2020	54,443	4,439	0.00	11.217021	(3.34)	2.55	13.170198	(0.86)	0.00
12/31/2019	57,395	4,583	2.93	11.604284	6.50 ‡	2.55	13.284064	17.82	0.00
12/31/2018	40,774	3,786	5.37	10.370634	(9.72)‡	1.95	11.274424	(15.48)	0.00
12/31/2017	43,563	3,376	10.75	12.803061	31.44	1.25	13.340088	28.52 ‡	0.00
12/31/2016	23,926	2,444	4.20	9.740329	6.93	1.25	9.829923	7.36	0.85
JNL/Goldman Sachs International 5 Fund - Class I
12/31/2020	1,397	123	0.00	11.328702	(1.02)	0.45	11.365637	(0.92)	0.35
12/31/2019	1,539	134	3.72	11.445135	17.58	0.45	11.470978	17.70	0.35
12/31/2018	723	74	11.74	9.733516	(15.48)	0.45	9.745746	(15.40)	0.35
12/31/2017+	—	—	0.00	11.516503	5.46 ‡	0.45	11.519506	5.49 ‡	0.35
JNL/Goldman Sachs Intrinsic Value Fund - Class A
12/31/2020	599,314	23,449	0.00	19.013607	(2.93)	3.61	30.487756	0.64	0.00
12/31/2019	723,232	28,128	2.32	19.586651	16.95	3.61	30.293021	21.25	0.00
12/31/2018	670,705	31,261	1.52	16.747460	(9.17)	3.61	24.984642	(5.82)	0.00
12/31/2017	774,041	33,575	2.54	18.438913	14.71	3.61	26.527492	16.16 ‡	0.00
12/31/2016	788,429	40,173	2.54	16.073978	1.55	3.61	21.709498	1.01 ‡	0.30
JNL/Goldman Sachs Intrinsic Value Fund - Class I
12/31/2020	4,002	130	0.00	31.076123	0.53	0.45	31.177807	0.63	0.35
12/31/2019	3,551	116	3.35	30.912999	21.02	0.45	30.983149	21.15	0.35
12/31/2018	3,513	138	3.49	25.542801	(5.96)	0.45	25.575175	(5.86)	0.35
12/31/2017+	—	—	0.00	27.160297	9.65 ‡	0.45	27.167370	9.68 ‡	0.35
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A
12/31/2020	2,362,131	66,279	0.00	20.769575	15.68	3.75	46.028673	19.80	0.25
12/31/2019	2,152,146	71,619	0.00	17.954577	22.12	3.75	38.421561	26.47	0.25
12/31/2018	1,853,862	77,564	0.00	14.702517	(10.16)	3.75	30.379663	(6.94)	0.25
12/31/2017	2,070,473	79,921	0.00	16.365397	18.73	3.75	32.646273	1.53 ‡	0.25
12/31/2016	1,687,676	79,458	0.00	13.783991	2.11	3.75	26.309910	1.21 ‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Dividend Income & Growth Fund - Class I - September 25, 2017; JNL/Goldman Sachs International 5 Fund - Class I - September 25, 2017; JNL/Goldman Sachs Intrinsic Value Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I
12/31/2020	11,611	365	0.00	31.395268	19.91	0.45	31.497906	20.03		0.35
12/31/2019	10,669	387	0.00	26.181736	26.59	0.45	26.241077	26.72		0.35
12/31/2018	4,971	237	0.00	20.681899	(6.86)	0.45	20.708058	(6.76)		0.35
12/31/2017+	54	2	0.00	22.204014	6.29 ‡	0.45	22.209763	6.32	‡	0.35
JNL/Goldman Sachs Managed Conservative Fund - Class A
12/31/2020	1,126,755	68,293	0.00	11.329422	4.84	3.70	19.824531	8.52		0.25
12/31/2019	1,103,850	71,857	0.00	10.805918	7.03	3.70	18.268163	10.78		0.25
12/31/2018	1,114,769	79,899	0.00	10.096043	(5.87)	3.70	16.490040	(1.30	)‡	0.25
12/31/2017	1,354,151	93,796	0.00	10.725978	2.98	3.70	16.812445	6.53		0.30
12/31/2016	1,446,989	105,843	0.00	10.415449	1.22	3.70	15.782199	0.32	‡	0.30
JNL/Goldman Sachs Managed Conservative Fund - Class I
12/31/2020	1,976	126	0.00	15.717266	8.61	0.45	15.768739	8.72		0.35
12/31/2019	2,083	144	0.00	14.471648	10.85	0.45	14.504527	10.96		0.35
12/31/2018	564	43	0.00	13.055386	(2.68)	0.45	13.071972	(2.58)		0.35
12/31/2017+	—	—	0.00	13.414282	1.16 ‡	0.45	13.417774	1.19	‡	0.35
JNL/Goldman Sachs Managed Growth Fund - Class A
12/31/2020	5,235,495	153,385	0.00	19.702594	14.29	3.80	44.162671	18.42		0.25
12/31/2019	5,060,005	173,818	0.00	17.239658	19.77	3.80	37.294263	24.10		0.25
12/31/2018	4,556,169	192,724	0.00	14.394084	(9.46)	3.80	30.052397	(6.17)		0.25
12/31/2017	5,274,869	207,662	0.00	15.898892	16.55	3.80	32.030139	6.77	‡	0.25
12/31/2016	4,668,928	220,001	0.00	13.641164	1.98	3.80	26.281885	1.15	‡	0.30
JNL/Goldman Sachs Managed Growth Fund - Class I
12/31/2020	14,269	505	0.00	26.064640	18.50	0.45	26.149409	18.62		0.35
12/31/2019	8,148	362	0.00	21.995024	24.20	0.45	22.044505	24.33		0.35
12/31/2018	4,424	250	0.00	17.709187	(6.04)	0.45	17.731283	(5.95)		0.35
12/31/2017+	245	13	0.00	18.848273	5.77 ‡	0.45	18.852821	5.80	‡	0.35
JNL/Goldman Sachs Managed Moderate Fund - Class A
12/31/2020	2,619,723	129,169	0.00	13.945120	8.25	3.70	24.205400	11.99		0.30
12/31/2019	2,650,994	144,879	0.00	12.882339	10.73	3.70	21.614229	14.55		0.30
12/31/2018	2,604,499	161,636	0.00	11.633900	(6.96)	3.70	18.868818	(3.73)		0.30
12/31/2017	3,023,012	179,028	0.00	12.503764	7.15	3.70	19.599012	10.84		0.30
12/31/2016	2,985,773	194,214	0.00	11.669931	1.73	3.70	17.683018	1.08	‡	0.30
JNL/Goldman Sachs Managed Moderate Fund - Class I
12/31/2020	4,289	209	0.00	19.136701	12.20	0.45	19.199283	12.32		0.35
12/31/2019	3,285	167	0.00	17.055228	14.73	0.45	17.093893	14.85		0.35
12/31/2018	2,457	165	0.00	14.865097	(3.61)	0.45	14.883909	(3.51)		0.35
12/31/2017+	112	7	0.00	15.421922	2.61 ‡	0.45	15.425942	2.63	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I - September 25, 2017; JNL/Goldman Sachs Managed Conservative Fund - Class I - September 25, 2017; JNL/Goldman Sachs Managed Growth Fund - Class I - September 25, 2017; JNL/Goldman Sachs Managed Moderate Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A
12/31/2020	5,342,095	186,063	0.00	13.207512	10.09		4.80	37.175112	15.21		0.25
12/31/2019	5,311,356	210,974	0.00	11.997300	6.80	‡	4.80	32.266611	18.83		0.25
12/31/2018	5,059,942	236,891	0.00	12.452209	(8.66)		4.01	27.154202	(2.87	)‡	0.25
12/31/2017	5,895,637	259,603	0.00	13.633007	11.46		4.01	28.349262	15.66		0.30
12/31/2016	5,588,111	282,437	0.00	12.231575	1.45		4.01	24.511393	1.12	‡	0.30
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I
12/31/2020	5,498	212	0.00	22.851709	15.37		0.45	22.926431	15.49		0.35
12/31/2019	5,782	244	0.00	19.807035	18.93		0.45	19.851939	19.05		0.35
12/31/2018	7,487	343	0.00	16.654879	(5.04)		0.45	16.675961	(4.95)		0.35
12/31/2017+	845	48	0.00	17.539458	4.15	‡	0.45	17.544013	4.18	‡	0.35
JNL/Goldman Sachs Total Yield Fund - Class A
12/31/2020	340,890	15,364	0.00	16.496023	(1.29)		3.61	26.450468	2.34		0.00
12/31/2019	390,634	17,791	2.08	16.711462	17.76		3.61	25.845776	22.08		0.00
12/31/2018	371,365	20,395	1.21	14.191453	(14.32)		3.61	21.171042	(11.15)		0.00
12/31/2017	491,375	23,711	2.02	16.562745	7.10		3.61	23.827744	11.36	‡	0.00
12/31/2016	562,315	29,782	1.88	15.465357	8.64		3.61	20.886739	5.35	‡	0.30
JNL/Goldman Sachs Total Yield Fund - Class I
12/31/2020	1,398	53	0.00	26.816237	2.24		0.45	26.903993	2.35		0.35
12/31/2019	792	30	3.00	26.227778	21.85		0.45	26.287290	21.98		0.35
12/31/2018	453	21	3.07	21.524044	(11.34)		0.45	21.551322	(11.25)		0.35
12/31/2017+	20	1	0.00	24.275959	7.35	‡	0.45	24.282269	7.38	‡	0.35
JNL/GQG Emerging Markets Equity Fund - Class A
12/31/2020	211,657	15,332	0.00	13.150990	29.45		2.80	14.410987	33.12		0.00
12/31/2019	77,123	7,341	0.65	10.159250	17.74		2.80	10.825815	21.09		0.00
12/31/2018	17,663	2,007	0.00	8.628735	(6.64	)‡	2.80	8.940022	(14.94)		0.00
12/31/2017+	3,024	288	0.00	10.475863	5.40	‡	1.25	10.509988	5.10	‡	0.00
JNL/GQG Emerging Markets Equity Fund - Class I
12/31/2020	8,210	572	0.00	14.343753	32.95		0.45	14.390644	33.08		0.35
12/31/2019	3,198	296	0.56	10.788934	20.83		0.45	10.813376	20.95		0.35
12/31/2018	1,710	192	0.00	8.928992	(15.02)		0.45	8.940297	(14.94)		0.35
12/31/2017+	134	13	0.00	10.507680	5.08	‡	0.45	10.510419	5.10	‡	0.35
JNL/Harris Oakmark Global Equity Fund - Class A
12/31/2020	395,825	31,022	3.28	11.745759	8.29		2.70	13.693337	11.25		0.00
12/31/2019	427,770	36,840	1.52	10.846779	24.24		2.70	12.308644	27.64		0.00
12/31/2018	384,351	41,708	0.66	8.730497	(19.57	)‡	2.70	9.643134	(21.22)		0.00
12/31/2017	539,690	45,568	0.05	11.417604	1.40	‡	2.60	12.240495	18.42	‡	0.00
12/31/2016	14,779	1,509	1.05	9.756657	11.06		1.25	9.822328	11.50		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Goldman Sachs Managed Moderate Growth Fund - Class I - September 25, 2017; JNL/Goldman Sachs Total Yield Fund - Class I - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class A - September 25, 2017; JNL/GQG Emerging Markets Equity Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Harris Oakmark Global Equity Fund - Class I
12/31/2020	5,459	412	4.82	13.158668	11.18		0.45	13.201716	11.29		0.35
12/31/2019	3,511	295	2.17	11.835189	27.35		0.45	11.862039	27.48		0.35
12/31/2018	1,885	202	1.54	9.293179	(21.33)		0.45	9.304950	(21.25)		0.35
12/31/2017+	8	1	0.00	11.812506	0.19	‡	0.45	11.815591	0.22	‡	0.35
JNL/Heitman U.S. Focused Real Estate Fund - Class A
12/31/2020	30,400	2,784	1.81	10.546490	8.71	‡	2.80	11.275496	(4.14)		0.00
12/31/2019	30,838	2,673	1.45	11.330928	1.72	‡	2.70	11.762272	25.26		0.00
12/31/2018+	2,995	321	0.00	9.304126	(6.54	)‡	2.40	9.390005	(6.10	)‡	0.00
JNL/Heitman U.S. Focused Real Estate Fund - Class I
12/31/2020	917	82	2.50	11.232720	(4.32)		0.45	11.259532	(4.22)		0.35
12/31/2019	641	55	1.24	11.739713	25.11		0.45	11.755961	25.23		0.35
12/31/2018+	31	3	0.00	9.383786	(6.16	)‡	0.45	9.387386	(6.13	)‡	0.35
JNL/Invesco Diversified Dividend Fund - Class A
12/31/2020	108,425	9,472	0.00	11.018625	(1.83)		2.45	11.936491	0.61		0.00
12/31/2019	97,998	8,508	2.54	11.223669	20.85		2.45	11.864344	23.84		0.00
12/31/2018	47,607	5,053	0.63	9.287455	(9.52)		2.45	9.579995	(7.26)		0.00
12/31/2017+	9,513	924	0.00	10.264333	2.09	‡	2.45	10.330015	3.30	‡	0.00
JNL/Invesco Diversified Dividend Fund - Class I
12/31/2020	3,298	280	0.00	11.883994	0.41		0.45	11.922882	0.51		0.35
12/31/2019	2,328	199	2.52	11.835473	23.72		0.45	11.862339	23.85		0.35
12/31/2018	903	94	0.77	9.566153	(7.38)		0.45	9.578282	(7.28)		0.35
12/31/2017+	49	5	0.00	10.327876	3.28	‡	0.45	10.330581	3.31	‡	0.35
JNL/Invesco Global Growth Fund - Class A
12/31/2020	1,759,004	48,862	0.00	21.916334	23.26		3.90	44.952168	27.85		0.25
12/31/2019	1,700,379	59,777	0.60	17.779860	26.26		3.90	35.160564	30.96		0.25
12/31/2018	1,440,261	65,735	0.63	14.081861	(9.20	)‡	3.90	26.849292	(13.43)		0.25
12/31/2017	1,818,557	71,396	0.81	17.715886	31.34		3.61	31.013918	1.73	‡	0.25
12/31/2016	1,201,731	63,487	0.64	13.488974	(3.44)		3.61	22.660736	(0.26	)‡	0.30
JNL/Invesco Global Growth Fund - Class I
12/31/2020	13,349	281	0.00	48.562809	27.93		0.45	46.456421	28.13		0.30
12/31/2019	9,997	267	1.07	37.959049	31.14		0.45	36.258165	11.66	‡	0.30
12/31/2018	4,217	147	1.52	28.946471	(13.36)		0.45	28.983123	(13.27)		0.35
12/31/2017+	188	6	0.00	33.409318	8.87	‡	0.45	33.418008	8.90	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Harris Oakmark Global Equity Fund - Class I - September 25, 2017; JNL/Heitman U.S. Focused Real Estate Fund - Class A - August 13, 2018; JNL/Heitman U.S. Focused Real Estate Fund - Class I - August 13, 2018; JNL/Invesco Diversified Dividend Fund - Class A - September 25, 2017; JNL/Invesco Diversified Dividend Fund - Class I - September 25, 2017; JNL/Invesco Global Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Invesco Global Real Estate Fund - Class A
12/31/2020	839,871	47,691	0.00	11.765583	(15.49)		3.90	21.683182	(12.13)		0.00
12/31/2019	1,111,643	54,791	0.00	13.922679	17.83		3.90	24.677093	22.52		0.00
12/31/2018	1,052,660	62,917	3.78	11.815742	(2.67	)‡	3.90	20.140860	(6.38)		0.00
12/31/2017	1,288,855	71,293	3.12	13.449300	6.19		3.71	21.512751	9.50	‡	0.00
12/31/2016	1,290,375	77,783	2.00	12.665461	(1.30)		3.71	18.853139	(5.67	)‡	0.30
JNL/Invesco Global Real Estate Fund - Class I
12/31/2020	2,660	127	0.00	20.916564	(12.30)		0.45	21.246899	(12.21)		0.35
12/31/2019	2,437	102	0.00	23.849631	22.40		0.45	24.202180	22.52		0.35
12/31/2018+	257	13	12.65	19.485472	(5.45	)‡	0.45	19.753790	(5.07	)‡	0.35
JNL/Invesco International Growth Fund - Class A
12/31/2020	841,336	29,822	2.08	14.545456	9.42		3.91	39.640830	13.78		0.00
12/31/2019	855,463	34,100	1.70	13.293411	23.23		3.91	34.839332	28.15		0.00
12/31/2018	766,542	38,718	1.93	10.787482	(18.35)		3.91	27.187070	(15.08)		0.00
12/31/2017	994,137	42,213	1.46	13.212292	18.49		3.91	32.014432	20.51	‡	0.00
12/31/2016	795,886	41,277	1.76	11.151012	(4.97)		3.91	24.357016	(4.17	)‡	0.30
JNL/Invesco International Growth Fund - Class I
12/31/2020	4,548	111	2.75	42.057705	13.63		0.45	42.195289	13.75		0.35
12/31/2019	2,825	78	2.06	37.011704	27.94		0.45	37.095673	28.07		0.35
12/31/2018	1,777	62	2.87	28.928283	(15.23)		0.45	28.964931	(15.14)		0.35
12/31/2017+	152	4	0.00	34.123717	3.94	‡	0.45	34.132612	3.96	‡	0.35
JNL/Invesco Small Cap Growth Fund - Class A
12/31/2020	2,328,187	40,070	0.00	20.335993	46.22		6.80	74.963170	56.51		0.00
12/31/2019	1,660,791	44,177	0.00	13.907899	16.23		6.80	47.897107	24.41		0.00
12/31/2018	1,451,599	47,478	0.00	11.965942	(16.58	)‡	6.80	38.499903	(9.11)		0.00
12/31/2017	1,554,187	45,710	0.00	18.561261	13.92	‡	5.10	42.360550	23.28	‡	0.00
12/31/2016	1,132,274	41,280	0.00	19.901334	7.67		3.51	32.392832	3.16	‡	0.30
JNL/Invesco Small Cap Growth Fund - Class I
12/31/2020	19,231	254	0.00	67.022308	18.79	‡	0.80	77.252467	56.40		0.35
12/31/2019	8,209	170	0.00	49.283835	24.26		0.45	49.395541	24.39		0.35
12/31/2018	6,432	163	0.00	39.661452	(9.28)		0.45	39.711610	(9.19)		0.35
12/31/2017+	161	4	0.00	43.718423	8.50	‡	0.45	43.729731	8.53	‡	0.35
JNL/JPMorgan Global Allocation Fund - Class A
12/31/2020	1,395,068	104,571	0.00	11.918497	25.15	‡	3.05	14.612194	11.70		0.00
12/31/2019+	33,779	2,745	0.00	11.776556	4.76	‡	1.85	13.081368	17.78	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Invesco Global Real Estate Fund - Class I - August 13, 2018; JNL/Invesco International Growth Fund - Class I - September 25, 2017; JNL/Invesco Small Cap Growth Fund - Class I - September 25, 2017; JNL/JPMorgan Global Allocation Fund - Class A - June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan Global Allocation Fund - Class I
12/31/2020	1,638	113	0.00	14.548434	11.55		0.45	14.595932	11.66		0.35
12/31/2019+	21	2	0.00	13.042651	5.53	‡	0.45	13.072151	5.58	‡	0.35
JNL/JPMorgan Growth & Income Fund - Class A
12/31/2020	671,373	46,449	0.00	7.072997	(9.84)		6.50	17.532489	(3.78	)‡	0.00
12/31/2019	586,357	38,523	0.00	7.844922	6.59	‡	6.50	17.528500	22.60		0.30
12/31/2018	531,898	42,476	1.15	7.953774	(11.61	)‡	5.20	14.297079	(9.30)		0.30
12/31/2017	653,799	46,910	2.97	10.622915	0.62	‡	3.90	15.762915	7.79		0.30
12/31/2016	635,711	48,701	2.46	11.016958	12.11		3.15	14.624255	6.09	‡	0.30
JNL/JPMorgan Growth & Income Fund - Class I
12/31/2020	3,383	192	0.00	17.819630	(4.01)		0.45	17.877875	(3.91)		0.35
12/31/2019	1,391	77	0.00	18.563506	22.88		0.45	18.605575	23.00		0.35
12/31/2018	360	24	2.61	15.107360	(9.18)		0.45	15.126481	(9.08)		0.35
12/31/2017+	23	1	0.00	16.633509	2.31	‡	0.45	16.637850	2.34	‡	0.35
JNL/JPMorgan Hedged Equity Fund - Class A
12/31/2020	310,398	25,761	0.63	11.604098	5.66	‡	2.80	12.404934	14.31		0.00
12/31/2019	74,525	6,987	0.00	10.518873	7.16	‡	2.25	10.851600	13.00		0.00
12/31/2018+	18,950	1,983	0.74	9.525827	(1.66	)‡	2.10	9.603562	(3.96	)‡	0.00
JNL/JPMorgan Hedged Equity Fund - Class I
12/31/2020	9,017	730	0.74	12.354062	14.19		0.45	12.398310	14.36		0.30
12/31/2019	3,568	330	0.00	10.818847	12.80		0.45	10.841322	7.79	‡	0.30
12/31/2018+	779	81	0.52	9.590949	(4.09	)‡	0.45	9.594629	(4.05	)‡	0.35
JNL/JPMorgan MidCap Growth Fund - Class A
12/31/2020	3,166,068	31,760	0.00	51.573717	8.18	‡	3.90	140.238670	47.97		0.00
12/31/2019	1,982,073	29,115	0.00	38.942706	34.96		3.61	94.775677	39.92		0.00
12/31/2018	1,331,467	27,148	0.00	28.855520	(8.38)		3.61	67.737631	(5.00)		0.00
12/31/2017	1,382,978	26,613	0.00	31.495533	24.83		3.61	71.299298	26.00	‡	0.00
12/31/2016	915,469	22,632	0.00	25.231671	(3.04)		3.61	51.644254	(0.24	)‡	0.30
JNL/JPMorgan MidCap Growth Fund - Class I
12/31/2020	34,481	242	0.00	144.701591	47.77		0.45	145.174781	47.91		0.35
12/31/2019	14,394	149	0.00	97.926713	39.71		0.45	98.148836	39.85		0.35
12/31/2018	6,258	90	0.00	70.092077	(5.16)		0.45	70.180842	(5.07)		0.35
12/31/2017+	156	2	0.00	73.907952	7.49	‡	0.45	73.927159	7.51	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan Global Allocation Fund - Class I - June 24, 2019; JNL/JPMorgan Growth & Income Fund - Class I - September 25, 2017; JNL/JPMorgan Hedged Equity Fund - Class A - August 13, 2018; JNL/JPMorgan Hedged Equity Fund - Class I - August 13, 2018; JNL/JPMorgan MidCap Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
12/31/2020	1,563,966	66,444	0.00	12.574048	3.02		3.75	32.885271	6.95		0.00
12/31/2019	902,107	40,554	0.00	12.205920	2.54		3.75	30.747501	6.46		0.00
12/31/2018	780,044	37,135	3.06	11.903127	(3.27)		3.75	28.882638	0.45		0.00
12/31/2017	782,289	37,140	2.57	12.305260	(1.26)		3.75	28.753429	2.43	‡	0.00
12/31/2016	901,339	43,536	1.89	12.461732	(2.28)		3.75	26.291282	(2.99	)‡	0.30
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
12/31/2020	27,071	816	0.00	34.171375	6.74		0.45	34.283171	6.84		0.35
12/31/2019	9,005	289	0.00	32.014692	6.33		0.45	32.087321	6.44		0.35
12/31/2018	4,568	156	5.44	30.108290	0.31		0.45	30.146431	0.41		0.35
12/31/2017+	—	—	0.00	30.014664	(0.26	)‡	0.45	30.022480	(0.24	)‡	0.35
JNL/Lazard International Strategic Equity Fund - Class A
12/31/2020	71,681	4,345	0.51	15.131586	10.51		2.25	17.984371	13.03		0.00
12/31/2019	78,110	5,295	0.22	13.692027	19.20		2.25	15.911339	21.92		0.00
12/31/2018	56,687	4,617	0.20	11.486299	(5.32	)‡	2.25	13.051132	(10.19)		0.00
12/31/2017	53,601	3,862	2.24	13.706686	26.70		1.25	14.531353	25.91	‡	0.00
12/31/2016	41,512	3,802	1.24	10.818386	(6.30)		1.25	10.979083	(5.93)		0.85
JNL/Lazard International Strategic Equity Fund - Class I
12/31/2020	2,206	133	0.85	16.392355	12.89		0.45	16.445968	13.00		0.35
12/31/2019	1,717	118	0.59	14.520431	21.69		0.45	14.553363	21.81		0.35
12/31/2018	625	52	0.56	11.932190	(10.25)		0.45	11.947296	(10.16)		0.35
12/31/2017+	48	4	0.00	13.294419	7.30	‡	0.45	13.297879	7.33	‡	0.35
JNL/Loomis Sayles Global Growth Fund - Class A
12/31/2020	433,958	28,766	0.31	14.458328	43.26	‡	3.15	15.586247	34.85		0.00
12/31/2019	3,473	304	0.24	11.360121	29.13		1.25	11.558297	30.75		0.00
12/31/2018+	364	41	0.00	8.797715	(12.66	)‡	1.25	8.840000	(11.60	)‡	0.00
JNL/Loomis Sayles Global Growth Fund - Class I
12/31/2020+	2,236	144	0.30	15.540517	46.25	‡	0.45	15.559042	46.30	‡	0.40
JNL/Lord Abbett Short Duration Income Fund - Class A
12/31/2020+	187,268	18,073	0.00	10.295313	1.76	‡	2.20	10.450015	4.50	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I - September 25, 2017; JNL/Lazard International Strategic Equity Fund - Class I - September 25, 2017; JNL/Loomis Sayles Global Growth Fund - Class A - August 13, 2018; JNL/Loomis Sayles Global Growth Fund - Class I - April 27, 2020; JNL/Lord Abbett Short Duration Income Fund - Class A - April 27, 2020.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Lord Abbett Short Duration Income Fund - Class I
12/31/2020+	4,261	408	0.00	10.438122	4.38 ‡	0.45	10.445190	4.45	‡	0.35
JNL/Mellon Bond Index Fund - Class A
12/31/2020	1,059,818	65,346	0.00	9.889371	2.94	3.91	20.758968	7.05		0.00
12/31/2019	855,249	55,795	2.33	9.606647	3.80	3.91	19.392197	7.93		0.00
12/31/2018	783,456	54,780	2.12	9.255369	(4.41)	3.91	17.967162	(0.57)		0.00
12/31/2017	826,792	56,864	1.95	9.682069	(0.92)	3.91	18.070868	2.93	‡	0.00
12/31/2016	814,434	57,253	0.81	9.772151	(1.98)	3.91	16.773296	(2.97	)‡	0.30
JNL/Mellon Bond Index Fund - Class I
12/31/2020	13,881	666	0.00	21.306072	6.78	0.45	21.375770	6.89		0.35
12/31/2019	5,422	278	3.42	19.953057	7.88	0.45	19.998321	7.99		0.35
12/31/2018	2,248	123	3.24	18.495417	(0.73)	0.45	18.518837	(0.63)		0.35
12/31/2017+	322	17	0.00	18.631666	(0.12)‡	0.45	18.636516	(0.09	)‡	0.35
JNL/Mellon Communication Services Sector Fund - Class A
12/31/2020	232,677	16,118	0.00	8.620621	20.70	3.71	19.140756	25.26		0.00
12/31/2019	145,444	12,449	0.00	7.142349	21.82	3.71	15.280879	26.40		0.00
12/31/2018	102,126	10,987	4.19	5.863169	(9.26)	3.71	12.089289	(5.81)		0.00
12/31/2017	107,133	10,734	3.27	6.461274	(0.23)	3.71	12.834681	2.12	‡	0.00
12/31/2016	129,579	13,290	2.72	6.475947	19.07	3.71	10.682619	22.51		0.85
JNL/Mellon Communication Services Sector Fund - Class I
12/31/2020	4,313	224	0.00	19.807567	25.16	0.45	19.872716	25.28		0.35
12/31/2019	1,284	83	0.00	15.826014	26.34	0.45	15.862201	26.46		0.35
12/31/2018	322	26	8.14	12.527002	(5.90)	0.45	12.543093	(5.81)		0.35
12/31/2017+	3	0	0.00	13.312877	(0.63)‡	0.45	13.316376	(0.60	)‡	0.35
JNL/Mellon Consumer Discretionary Sector Fund - Class A
12/31/2020	1,670,471	31,652	0.00	32.315250	41.80	3.61	70.242663	47.01		0.00
12/31/2019	1,217,410	33,539	0.00	22.789350	22.38	3.61	47.780042	26.88		0.00
12/31/2018	1,054,590	36,528	0.67	18.621213	(4.75)	3.61	37.657519	(1.22)		0.00
12/31/2017	1,037,838	35,184	1.16	19.548943	17.78	3.61	38.124325	18.85	‡	0.00
12/31/2016	836,751	34,302	0.67	16.597368	2.40	3.61	29.630004	3.46	‡	0.30
JNL/Mellon Consumer Discretionary Sector Fund - Class I
12/31/2020	12,378	173	0.00	62.036180	24.45 ‡	0.80	72.847720	47.04		0.35
12/31/2019	4,509	93	0.00	49.418306	26.71	0.45	49.541118	26.84		0.35
12/31/2018	2,193	57	1.72	38.999707	(1.36)	0.45	39.057552	(1.26)		0.35
12/31/2017+	1	0	0.00	39.536034	9.97 ‡	0.45	39.554770	10.02	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Lord Abbett Short Duration Income Fund - Class I - April 27, 2020; JNL/Mellon Bond Index Fund - Class I - September 25, 2017; JNL/Mellon Communication Services Sector Fund - Class I - September 25, 2017; JNL/Mellon Consumer Discretionary Sector Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Consumer Staples Sector Fund - Class A
12/31/2020	206,261	16,030	0.00	12.312825	7.48	2.70	13.450012	10.43		0.00
12/31/2019	143,890	12,191	0.00	11.456012	5.05 ‡	2.70	12.180016	26.09		0.00
12/31/2018	60,735	6,396	0.00	9.370928	(9.31)‡	2.40	9.660006	(8.95)		0.00
12/31/2017+	7,203	681	0.00	10.547344	5.00 ‡	2.30	10.610004	6.10	‡	0.00
JNL/Mellon Consumer Staples Sector Fund - Class I
12/31/2020	3,095	231	0.00	13.239552	9.97	0.80	13.435551	10.46		0.35
12/31/2019	1,461	121	0.00	12.039729	4.21 ‡	0.80	12.163162	25.95		0.35
12/31/2018	443	46	0.00	9.644894	(9.08)	0.45	9.657125	(8.98)		0.35
12/31/2017+	47	4	0.00	10.607561	6.08 ‡	0.45	10.610329	6.10	‡	0.35
JNL/Mellon Dow Index Fund - Class A
12/31/2020	1,118,915	41,539	0.00	15.242258	4.68	4.00	36.009985	8.96		0.00
12/31/2019	997,657	40,005	0.00	14.560302	19.60	4.00	33.049985	24.48		0.00
12/31/2018	768,056	38,035	0.00	12.174081	(7.80)	4.00	26.549969	(4.01)		0.00
12/31/2017	822,912	38,822	0.00	13.203588	22.65	4.00	27.659956	21.90	‡	0.00
12/31/2016	557,994	33,282	0.00	10.765243	11.29	4.00	20.564025	8.21	‡	0.30
JNL/Mellon Dow Index Fund - Class I
12/31/2020	13,958	394	0.00	35.899097	8.84	0.45	36.016051	8.95		0.35
12/31/2019	6,274	194	0.00	32.982507	24.37	0.45	33.056814	24.50		0.35
12/31/2018	1,246	47	0.00	26.518932	(4.12)	0.45	26.552112	(4.02)		0.35
12/31/2017+	16	1	0.00	27.658032	11.30 ‡	0.45	27.664789	11.33	‡	0.35
JNL/Mellon Emerging Markets Index Fund - Class A
12/31/2020	1,045,449	80,953	3.20	10.642648	13.18	3.41	14.634284	17.10		0.00
12/31/2019	1,090,072	97,638	2.03	9.403540	13.94	3.41	12.496929	17.89		0.00
12/31/2018	1,010,950	105,439	1.59	8.253053	(18.10)	3.41	10.600320	(15.24)		0.00
12/31/2017	1,271,614	111,041	1.02	10.076623	31.56	3.41	12.506287	30.86	‡	0.00
12/31/2016	676,628	79,432	1.97	7.659333	6.41	3.41	9.042587	(5.58	)‡	0.30
JNL/Mellon Emerging Markets Index Fund - Class I
12/31/2020	14,184	970	4.40	14.739847	17.03	0.45	14.787935	17.14		0.35
12/31/2019	8,271	662	2.81	12.595444	17.67	0.45	12.623915	17.79		0.35
12/31/2018	4,412	414	3.28	10.704162	(15.39)	0.45	10.717639	(15.30)		0.35
12/31/2017+	204	16	0.00	12.650658	6.73 ‡	0.45	12.653856	6.76	‡	0.35
JNL/Mellon Energy Sector Fund - Class A
12/31/2020	768,163	41,798	0.00	10.612205	(36.27)	3.91	24.602369	(33.73)		0.00
12/31/2019	995,708	35,479	0.00	16.652013	4.47	3.91	37.124126	8.64		0.00
12/31/2018	1,001,461	38,349	2.77	15.938986	(23.50)	3.91	34.170278	(20.43)		0.00
12/31/2017	1,404,919	42,347	2.07	20.835213	(6.65)	3.91	42.944855	(1.87	)‡	0.00
12/31/2016	1,739,027	50,519	2.02	22.319552	22.35	3.91	41.986868	11.12	‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Consumer Staples Sector Fund - Class A - September 25, 2017; JNL/Mellon Consumer Staples Sector Fund - Class I - September 25, 2017; JNL/Mellon Dow Index Fund - Class I - September 25, 2017; JNL/Mellon Emerging Markets Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Energy Sector Fund - Class I
12/31/2020	3,527	141	0.00	25.447890	(33.78)		0.45	25.532895	(33.71)		0.35
12/31/2019	3,544	93	0.00	38.430019	8.54		0.45	38.519848	8.65		0.35
12/31/2018	1,523	43	5.22	35.406570	(20.49)		0.45	35.453847	(20.41)		0.35
12/31/2017+	6	0	0.00	44.531429	6.63	‡	0.45	44.546049	6.67	‡	0.35
JNL/Mellon Equity Income Fund - Class A
12/31/2020	187,709	7,841	0.00	21.561672	0.12		2.30	26.462257	2.45		0.00
12/31/2019	214,116	9,045	0.00	21.536093	25.70		2.30	25.829861	28.62		0.00
12/31/2018	159,218	8,553	1.15	17.133367	(15.47	)‡	2.30	20.082089	(9.61)		0.00
12/31/2017	147,954	7,082	1.54	19.750416	5.57	‡	2.00	22.216951	14.91	‡	0.00
12/31/2016	117,216	6,420	0.99	18.072841	17.08		1.25	18.425521	17.55		0.85
JNL/Mellon Equity Income Fund - Class I
12/31/2020	2,925	141	0.00	20.355950	2.30		0.45	20.422536	2.40		0.35
12/31/2019	2,461	123	0.00	19.898608	28.38		0.45	19.943749	28.51		0.35
12/31/2018	1,045	67	2.07	15.499632	(9.68)		0.45	15.519255	(9.58)		0.35
12/31/2017+	76	4	0.00	17.159897	8.33	‡	0.45	17.164353	8.36	‡	0.35
JNL/Mellon Financial Sector Fund - Class A
12/31/2020	1,018,210	56,049	0.00	11.126354	(6.16)		3.61	24.181997	(2.72)		0.00
12/31/2019	1,233,577	65,331	0.00	11.857332	26.43		3.61	24.856916	31.08		0.00
12/31/2018	1,077,914	74,125	1.17	9.378672	(16.94)		3.61	18.963768	(13.87)		0.00
12/31/2017	1,359,936	79,895	0.93	11.291418	15.10		3.61	22.017447	19.91	‡	0.00
12/31/2016	1,020,005	70,947	1.51	9.810025	19.71		3.61	17.510665	19.64	‡	0.30
JNL/Mellon Financial Sector Fund - Class I
12/31/2020	9,017	367	0.00	25.009846	(2.81)		0.45	25.092838	(2.71)		0.35
12/31/2019	5,262	206	0.00	25.732089	30.90		0.45	25.791678	31.03		0.35
12/31/2018	3,586	184	2.56	19.658195	(13.96)		0.45	19.684016	(13.88)		0.35
12/31/2017+	114	5	0.00	22.848631	9.61	‡	0.45	22.855655	9.64	‡	0.35
JNL/Mellon Healthcare Sector Fund - Class A
12/31/2020	3,427,548	75,637	0.00	26.106802	4.38	‡	3.90	60.419401	17.52		0.00
12/31/2019	3,047,856	78,112	0.00	24.520977	17.08		3.61	51.412186	21.38		0.00
12/31/2018	2,816,036	86,811	0.92	20.944557	1.21		3.61	42.356262	4.95		0.00
12/31/2017	2,741,804	87,828	0.88	20.694007	18.30		3.61	40.357693	20.49	‡	0.00
12/31/2016	2,298,246	89,379	1.75	17.493318	(7.22)		3.61	31.229624	(5.49	)‡	0.30
JNL/Mellon Healthcare Sector Fund - Class I
12/31/2020	23,100	376	0.00	53.319888	9.48	‡	0.80	62.614336	17.51		0.35
12/31/2019	12,723	244	0.00	53.161176	21.29		0.45	53.284446	21.41		0.35
12/31/2018	6,373	148	2.15	43.830632	4.78		0.45	43.888361	4.88		0.35
12/31/2017+	63	1	0.00	41.832857	2.06	‡	0.45	41.845870	2.09	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Energy Sector Fund - Class I - September 25, 2017; JNL/Mellon Equity Income Fund - Class I - September 25, 2017; JNL/Mellon Financial Sector Fund - Class I - September 25, 2017; JNL/Mellon Healthcare Sector Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Index 5 Fund - Class A
12/31/2020	1,154,052	58,829	0.00	14.417228	8.36		3.61	23.619590	12.35		0.00
12/31/2019	1,256,259	71,036	0.00	13.304496	17.06		3.61	21.023749	21.37		0.00
12/31/2018	782,567	53,011	0.00	11.365381	(11.08)		3.61	17.322744	(7.80)		0.00
12/31/2017	935,514	57,750	0.00	12.782211	11.22		3.61	18.787723	14.40	‡	0.00
12/31/2016	764,417	53,777	0.00	11.492485	7.96		3.61	15.829709	3.76	‡	0.30
JNL/Mellon Index 5 Fund - Class I
12/31/2020	1,889	83	0.00	22.775770	12.24		0.45	23.605251	12.35		0.35
12/31/2019	1,169	58	0.00	20.292652	21.17		0.45	21.010676	21.29		0.35
12/31/2018+	883	53	0.00	16.747679	(13.23	)‡	0.45	17.322932	(11.10	)‡	0.35
JNL/Mellon Industrials Sector Fund - Class A
12/31/2020	101,674	7,869	0.00	12.340405	10.53		2.70	13.480187	13.56		0.00
12/31/2019	72,387	6,283	0.00	11.164677	3.53	‡	2.70	11.870136	30.01		0.00
12/31/2018	27,205	3,030	0.00	8.857369	(16.47)		2.40	9.130122	(14.43)		0.00
12/31/2017+	16,384	1,541	0.00	10.603694	4.34	‡	2.40	10.670019	6.70	‡	0.00
JNL/Mellon Industrials Sector Fund - Class I
12/31/2020	3,239	241	0.00	13.421289	13.37		0.45	13.465221	13.48		0.35
12/31/2019	1,052	89	0.00	11.838664	29.84		0.45	11.865539	29.97		0.35
12/31/2018	530	58	0.00	9.117908	(14.45)		0.45	9.129470	(14.36)		0.35
12/31/2017+	60	6	0.00	10.657500	6.58	‡	0.45	10.660285	6.60	‡	0.35
JNL/Mellon Information Technology Sector Fund - Class A
12/31/2020	4,505,629	125,182	0.00	20.715899	7.55	‡	3.90	47.943018	45.12		0.00
12/31/2019	3,166,558	126,284	0.00	15.438628	42.60		3.71	33.036360	47.99		0.00
12/31/2018	2,194,967	128,417	0.42	10.826190	(4.39)		3.71	22.322809	(0.76)		0.00
12/31/2017	2,167,490	124,747	0.63	11.323414	31.36		3.71	22.493094	31.96	‡	0.00
12/31/2016	1,334,907	103,703	0.71	8.620020	9.18		3.71	15.658874	1.61	‡	0.30
JNL/Mellon Information Technology Sector Fund - Class I
12/31/2020	54,066	1,112	0.00	42.351388	44.46		0.80	49.732266	45.11		0.35
12/31/2019	21,560	640	0.00	29.318001	13.32	‡	0.80	34.273042	47.98		0.35
12/31/2018	7,461	327	0.97	23.131933	(0.83)		0.45	23.161218	(0.73)		0.35
12/31/2017+	253	11	0.00	23.326201	10.98	‡	0.45	23.332251	11.01	‡	0.35
JNL/Mellon International Index Fund - Class A
12/31/2020	1,348,997	59,681	3.49	13.871614	3.58		3.90	29.030765	7.70		0.00
12/31/2019	1,406,188	66,200	2.67	13.391625	16.58		3.90	26.955530	21.21		0.00
12/31/2018	1,262,001	71,231	3.27	11.487338	(17.22)		3.90	22.239272	(13.91)		0.00
12/31/2017	1,588,376	76,440	3.00	13.876937	20.27		3.90	25.833622	21.43	‡	0.00
12/31/2016	1,094,403	65,109	0.26	11.538236	(3.04)		3.90	19.756656	(1.60	)‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Index 5 Fund - Class I - August 13, 2018; JNL/Mellon Industrials Sector Fund - Class A - September 25, 2017; JNL/Mellon Industrials Sector Fund - Class I - September 25, 2017; JNL/Mellon Information Technology Sector Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon International Index Fund - Class I
12/31/2020	22,438	763	5.00	29.824276	7.54		0.45	29.921825	7.64		0.35
12/31/2019	11,708	429	3.47	27.734259	21.02		0.45	27.797169	21.14		0.35
12/31/2018	5,806	256	5.57	22.916858	(14.05)		0.45	22.945884	(13.97)		0.35
12/31/2017+	657	25	0.00	26.664027	4.66	‡	0.45	26.670970	4.69	‡	0.35
JNL/Mellon Materials Sector Fund - Class A
12/31/2020	72,349	5,954	0.00	11.609468	61.79	‡	2.70	12.679997	18.84		0.00
12/31/2019	23,082	2,229	0.00	10.082365	19.75	‡	2.50	10.669999	22.78		0.00
12/31/2018	15,358	1,797	0.00	8.360819	(24.32	)‡	3.05	8.689999	(18.63)		0.00
12/31/2017+	42,284	3,973	0.00	10.610714	2.94	‡	2.50	10.680001	6.80	‡	0.00
JNL/Mellon Materials Sector Fund - Class I
12/31/2020	1,968	156	0.00	12.623309	18.74		0.45	12.664430	18.86		0.35
12/31/2019	570	54	0.00	10.631207	22.61		0.45	10.655176	22.73		0.35
12/31/2018	310	36	0.00	8.670603	(18.72)		0.45	8.681456	(18.64)		0.35
12/31/2017+	—	—	0.00	10.667499	6.67	‡	0.45	10.670278	6.70	‡	0.35
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
12/31/2020	132,736	8,158	0.00	15.221630	16.90		3.05	17.033774	20.52		0.00
12/31/2019	59,622	4,360	0.00	13.020872	9.58	‡	3.05	14.133315	30.71		0.00
12/31/2018	27,390	2,583	0.01	10.384350	(4.40	)‡	2.40	10.812651	(4.30)		0.00
12/31/2017+	15,103	1,347	1.00	11.123434	9.15	‡	2.30	11.298988	10.13	‡	0.00
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
12/31/2020	4,624	273	0.00	16.943800	20.38		0.45	16.999238	20.50		0.35
12/31/2019	382	27	0.00	14.075197	30.66		0.45	14.107122	30.79		0.35
12/31/2018	143	13	0.03	10.772326	(4.55)		0.45	10.785969	(4.46)		0.35
12/31/2017+	—	—	0.00	11.285952	6.67	‡	0.45	11.288895	6.70	‡	0.35
JNL/Mellon MSCI World Index Fund - Class A
12/31/2020	353,759	12,463	1.96	16.204065	11.08		4.00	38.282490	15.61		0.00
12/31/2019	359,890	14,510	1.80	14.587761	22.28		4.00	33.112516	27.27		0.00
12/31/2018	301,650	15,316	3.42	11.930227	(12.43)		4.00	26.018163	(8.84)		0.00
12/31/2017	367,752	16,856	0.00	13.623687	16.50		4.00	28.540000	15.69	‡	0.00
12/31/2016	337,726	18,554	0.00	11.694253	2.77		4.00	22.338587	(1.30	)‡	0.30
JNL/Mellon MSCI World Index Fund - Class I
12/31/2020	4,272	113	2.58	38.203893	15.50		0.45	38.329105	15.62		0.35
12/31/2019	2,827	86	2.43	33.075970	27.19		0.45	33.151210	27.32		0.35
12/31/2018	1,511	58	6.46	26.004167	(8.94)		0.45	26.037270	(8.85)		0.35
12/31/2017+	25	1	0.00	28.556427	6.28	‡	0.45	28.563972	6.30	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon International Index Fund - Class I - September 25, 2017; JNL/Mellon Materials Sector Fund - Class A - September 25, 2017; JNL/Mellon Materials Sector Fund - Class I - September 25, 2017; JNL/Mellon MSCI KLD 400 Social Index Fund - Class A - April 24, 2017; JNL/Mellon MSCI KLD 400 Social Index Fund - Class I - September 25, 2017; JNL/Mellon MSCI World Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Nasdaq® 100 Index Fund - Class A
12/31/2020	5,324,343	89,031	0.00	39.323234	6.11 ‡	3.90	74.118178	47.96		0.00
12/31/2019	3,171,092	77,643	0.00	28.892903	33.65	3.61	50.092004	38.56		0.00
12/31/2018	2,302,486	77,316	0.31	21.618718	(4.18)	3.61	36.151817	(0.64)		0.00
12/31/2017	2,063,606	68,077	0.34	22.561943	27.42	3.61	36.384122	26.92	‡	0.00
12/31/2016	1,068,389	46,081	1.08	17.706638	4.12	3.61	26.553733	0.27	‡	0.30
JNL/Mellon Nasdaq® 100 Index Fund - Class I
12/31/2020	79,233	1,279	0.00	67.427539	12.81 ‡	0.80	59.236828	47.92		0.35
12/31/2019	26,142	624	0.00	39.954548	38.39	0.45	40.045227	38.53		0.35
12/31/2018	10,670	357	1.10	28.871252	(0.72)	0.45	28.907851	(0.62)		0.35
12/31/2017+	268	9	0.00	29.081685	9.15 ‡	0.45	29.089279	9.18	‡	0.35
JNL/Mellon Real Estate Sector Fund - Class A
12/31/2020	97,481	8,681	0.00	10.626947	(8.17)	3.05	11.737482	(5.32)		0.00
12/31/2019	157,669	13,131	0.00	11.571994	24.12	3.05	12.397342	27.94		0.00
12/31/2018	43,081	4,521	0.00	9.323019	(6.15)‡	3.05	9.689999	(5.28)		0.00
12/31/2017+	5,314	521	0.00	10.178315	1.15 ‡	1.95	10.229999	2.30	‡	0.00
JNL/Mellon Real Estate Sector Fund - Class I
12/31/2020	6,312	542	0.00	11.647544	(5.49)	0.45	11.685646	(5.39)		0.35
12/31/2019	4,041	328	0.00	12.323685	27.91	0.45	12.351648	28.03		0.35
12/31/2018	1,856	193	0.00	9.634947	(5.80)	0.45	9.647162	(5.70)		0.35
12/31/2017+	74	7	0.00	10.227994	2.28 ‡	0.45	10.230676	2.31	‡	0.35
JNL/Mellon S&P 400 MidCap Index Fund - Class A
12/31/2020	2,901,024	68,750	0.00	25.913344	8.67	3.90	54.230230	12.99		0.00
12/31/2019	2,688,525	71,154	0.00	23.845300	20.79	3.90	47.995879	25.58		0.00
12/31/2018	2,249,924	73,953	0.87	19.741321	(14.99)	3.90	38.218816	(11.60)		0.00
12/31/2017	2,658,629	76,477	0.96	23.223487	11.26	3.90	43.233373	14.60	‡	0.00
12/31/2016	2,217,324	73,174	0.18	20.872974	15.55	3.90	35.740359	7.74	‡	0.30
JNL/Mellon S&P 400 MidCap Index Fund - Class I
12/31/2020	41,612	761	0.00	55.534151	12.83	0.45	55.715551	12.95		0.35
12/31/2019	21,704	448	0.00	49.217947	25.31	0.45	49.329377	25.44		0.35
12/31/2018	8,506	219	1.98	39.276915	(11.67)	0.45	39.326496	(11.58)		0.35
12/31/2017+	470	11	0.00	44.465052	7.59 ‡	0.45	44.476455	7.62	‡	0.35
JNL/Mellon S&P 500 Index Fund - Class A
12/31/2020	9,490,834	282,022	0.00	20.615853	13.28	3.90	43.145415	17.78		0.00
12/31/2019	8,185,613	283,310	1.47	18.198455	25.84	3.90	36.631187	30.83		0.00
12/31/2018	6,338,020	284,120	1.38	14.462007	(8.53)	3.90	27.998131	(4.88)		0.00
12/31/2017	6,699,233	282,715	1.40	15.810768	16.55	3.90	29.433639	19.37	‡	0.00
12/31/2016	4,756,967	240,596	0.13	13.566007	7.13	3.90	23.228885	3.91	‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Nasdaq® 100 Index Fund - Class I - September 25, 2017; JNL/Mellon Real Estate Sector Fund - Class A - September 25, 2017; JNL/Mellon Real Estate Sector Fund - Class I - September 25, 2017; JNL/Mellon S&P 400 MidCap Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Mellon Small Cap Index Fund - Class A
12/31/2020	2,202,350	61,108	0.00	22.128644	6.58	3.90	46.311744	10.81		0.00
12/31/2019	2,137,359	64,950	0.00	20.763226	17.56	3.90	41.794051	22.23		0.00
12/31/2018	1,805,322	66,352	0.90	17.661866	(12.42)	3.90	34.193149	(8.92)		0.00
12/31/2017	1,942,541	64,309	0.82	20.166414	8.53	3.90	37.542378	14.20	‡	0.00
12/31/2016	1,732,506	64,199	0.51	18.580849	21.07	3.90	31.815633	11.44	‡	0.30
JNL/Mellon Small Cap Index Fund - Class I
12/31/2020	35,209	754	0.00	47.446085	10.66	0.45	47.601171	10.77		0.35
12/31/2019	18,394	436	0.00	42.874754	22.03	0.45	42.971946	22.15		0.35
12/31/2018	7,952	230	2.08	35.135656	(9.07)	0.45	35.180109	(8.98)		0.35
12/31/2017+	369	10	0.00	38.640380	7.03 ‡	0.45	38.650391	7.06	‡	0.35
JNL/Mellon Utilities Sector Fund - Class A
12/31/2020	268,414	15,574	0.00	15.081826	(4.03)	3.05	19.060932	(1.05)		0.00
12/31/2019	325,693	18,466	0.91	15.714407	3.20 ‡	3.05	19.263704	24.20		0.00
12/31/2018	160,160	11,089	2.55	13.534861	(5.81)‡	2.40	15.510286	3.79		0.00
12/31/2017	76,456	5,371	2.40	14.097179	10.23	1.25	14.944267	11.62	‡	0.00
12/31/2016	71,848	5,575	1.95	12.788497	15.36	1.25	12.977718	15.82		0.85
JNL/Mellon Utilities Sector Fund - Class I
12/31/2020	3,696	217	0.00	16.760822	(1.12)	0.45	16.815667	(1.02)		0.35
12/31/2019	4,444	259	1.06	16.951234	24.13	0.45	16.989693	24.26		0.35
12/31/2018	999	73	3.58	13.655531	3.56	0.45	13.672841	3.67		0.35
12/31/2017+	22	2	0.00	13.185701	(0.78)‡	0.45	13.189151	(0.76	)‡	0.35
JNL/MFS Mid Cap Value Fund - Class A
12/31/2020	1,522,703	56,682	0.00	18.000323	(0.11)	3.91	33.214211	3.87	‡	0.00
12/31/2019	1,132,600	43,409	0.00	18.020795	25.86	3.91	30.602565	30.49		0.30
12/31/2018	937,189	46,474	0.55	14.317596	(15.08)	3.91	23.451620	(11.94)		0.30
12/31/2017	774,964	33,544	1.26	16.860164	8.70	3.91	26.631732	12.68		0.30
12/31/2016	712,755	34,454	0.00	15.510789	9.24	3.91	23.633876	6.69	‡	0.30
JNL/MFS Mid Cap Value Fund - Class I
12/31/2020	11,122	334	0.00	33.683466	3.66	0.45	34.019377	3.77		0.35
12/31/2019	5,865	184	0.00	32.493678	30.77	0.45	32.784913	30.90		0.35
12/31/2018	3,058	124	1.21	24.847742	(12.44)	0.45	25.045400	(11.77)		0.35
12/31/2017+	160	6	0.00	28.378815	5.69 ‡	0.45	28.386195	5.71	‡	0.35
JNL/Morningstar Wide Moat Index Fund - Class A
12/31/2020	231,075	17,045	1.36	13.439708	11.35	2.50	14.265106	14.17		0.00
12/31/2019	141,685	11,898	0.76	12.069673	31.31	2.50	12.494542	34.64		0.00
12/31/2018+	83,324	9,029	0.00	9.191420	(10.97)‡	2.50	9.280001	(7.20	)‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Mellon Small Cap Index Fund - Class I - September 25, 2017; JNL/Mellon Utilities Sector Fund - Class I - September 25, 2017; JNL/MFS Mid Cap Value Fund - Class I - September 25, 2017; JNL/Morningstar Wide Moat Index Fund - Class A - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Morningstar Wide Moat Index Fund - Class I
12/31/2020	5,284	373	2.01	14.210096	13.92		0.45	14.248905	14.07		0.35
12/31/2019	1,816	147	1.08	12.474166	34.51		0.45	12.491442	34.64		0.35
12/31/2018+	109	12	0.00	9.273976	(7.26	)‡	0.45	9.277540	(7.22	)‡	0.35
JNL/Neuberger Berman Commodity Strategy Fund - Class A
12/31/2020	11,822	1,881	0.00	6.137041	(4.83)		1.25	6.671095	(3.63)		0.00
12/31/2019	16,229	2,470	2.10	6.448292	10.70		1.25	6.922363	12.09		0.00
12/31/2018	15,260	2,589	0.35	5.825250	(11.68)		1.25	6.175832	(10.56)		0.00
12/31/2017	14,331	2,154	18.79	6.595291	5.07		1.25	6.904902	3.52	‡	0.00
12/31/2016	12,031	1,905	0.00	6.276762	10.51		1.25	6.344151	10.95		0.85
JNL/Neuberger Berman Strategic Income Fund - Class A
12/31/2020	592,703	47,287	0.00	10.567012	3.54		3.30	14.069267	7.01		0.00
12/31/2019	624,363	52,652	2.64	10.206136	5.80		3.30	13.147651	9.35		0.00
12/31/2018	576,962	52,593	1.96	9.646358	(5.72)		3.30	12.023147	(2.54)		0.00
12/31/2017	632,065	55,475	3.07	10.231264	(0.02	)‡	3.30	12.335939	6.27	‡	0.00
12/31/2016	498,915	46,194	3.44	10.020290	2.74		3.05	11.393375	(1.35	)‡	0.30
JNL/Neuberger Berman Strategic Income Fund - Class I
12/31/2020	4,851	344	0.00	14.164385	6.82		0.45	14.210716	6.93		0.35
12/31/2019	3,539	268	3.84	13.259488	9.11		0.45	13.289561	9.22		0.35
12/31/2018	1,296	107	3.80	12.152451	(2.56)		0.45	12.167843	(2.46)		0.35
12/31/2017+	68	5	0.00	12.472041	0.70	‡	0.45	12.475291	0.72	‡	0.35
JNL/PIMCO Income Fund - Class A
12/31/2020	749,074	68,634	0.00	10.217749	1.53		3.30	11.381782	4.95		0.00
12/31/2019	644,539	61,255	3.08	10.064075	(0.04	)‡	3.30	10.845418	7.82		0.00
12/31/2018	366,422	37,052	0.48	9.708996	(0.01	)‡	2.80	10.058556	(0.11)		0.00
12/31/2017+	128,040	12,760	0.00	10.007424	0.08	‡	2.40	10.069997	0.70	‡	0.00
JNL/PIMCO Income Fund - Class I
12/31/2020	23,286	2,058	0.00	11.332516	4.82		0.45	11.388181	4.98		0.30
12/31/2019	17,136	1,589	3.73	10.810904	7.65		0.45	10.847720	3.21	‡	0.30
12/31/2018	6,544	651	0.64	10.042760	(0.25)		0.45	10.055494	(0.15)		0.35
12/31/2017+	524	52	0.00	10.068192	0.68	‡	0.45	10.070825	0.71	‡	0.35
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
12/31/2020	668,210	47,738	0.00	11.685655	6.93		3.30	15.677249	10.52		0.00
12/31/2019	461,898	36,018	2.96	10.927919	10.76		3.30	14.184723	14.47		0.00
12/31/2018	262,912	23,201	2.96	9.866557	(5.74)		3.30	12.391319	(2.56)		0.00
12/31/2017	287,431	24,394	2.14	10.467145	(0.11	)‡	3.30	12.716541	6.50	‡	0.00
12/31/2016	185,995	16,679	1.31	10.362318	3.39		2.80	11.742678	(2.79	)‡	0.25

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Morningstar Wide Moat Index Fund - Class I - August 13, 2018; JNL/Neuberger Berman Strategic Income Fund - Class I - September 25, 2017; JNL/PIMCO Income Fund - Class A - September 25, 2017; JNL/PIMCO Income Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
12/31/2020	12,303	833	0.00	14.366779	10.41	0.45	15.535400	10.58		0.30
12/31/2019	5,838	437	3.93	13.011729	14.24	0.45	14.049037	7.76	‡	0.30
12/31/2018	696	61	5.47	11.390120	(2.70)	0.45	11.404486	(2.60)		0.35
12/31/2017+	42	4	0.00	11.706338	0.23 ‡	0.45	11.709333	0.25	‡	0.35
JNL/PIMCO Real Return Fund - Class A
12/31/2020	1,150,818	72,918	0.00	11.495434	7.51	3.61	19.026178	11.46		0.00
12/31/2019	950,319	66,272	0.00	10.692520	4.54	3.61	17.069754	8.38		0.00
12/31/2018	971,273	72,742	0.66	10.227968	(5.72)	3.61	15.749761	(2.23)		0.00
12/31/2017	1,114,819	80,744	0.00	10.847955	(0.54)	3.61	16.108966	2.47	‡	0.00
12/31/2016	1,134,262	83,789	5.93	10.906571	1.45	3.61	15.164453	(1.30	)‡	0.30
JNL/PIMCO Real Return Fund - Class I
12/31/2020	8,341	433	0.00	19.360474	11.28	0.45	19.423593	11.39		0.35
12/31/2019	3,068	177	0.00	17.398068	8.22	0.45	17.437504	8.33		0.35
12/31/2018	1,893	119	1.79	16.076438	(2.39)	0.45	16.096733	(2.29)		0.35
12/31/2017+	92	6	0.00	16.470528	0.38 ‡	0.45	16.474817	0.41	‡	0.35
JNL/PPM America Floating Rate Income Fund - Class A
12/31/2020	996,247	83,685	0.00	9.190267	(3.39)	3.90	13.577305	0.46		0.00
12/31/2019	1,312,217	109,366	0.00	9.512316	4.07	3.90	13.515535	8.21		0.00
12/31/2018	1,502,673	133,983	3.32	9.140474	(4.28)‡	3.90	12.490145	(1.02)		0.00
12/31/2017	1,362,837	118,852	3.24	10.153435	(0.22)	3.11	12.619079	2.54	‡	0.00
12/31/2016	1,282,976	113,730	4.44	10.175792	6.08	3.11	12.042514	2.25	‡	0.30
JNL/PPM America Floating Rate Income Fund - Class I
12/31/2020	5,324	467	0.00	11.278731	0.28	0.45	11.315621	0.38		0.35
12/31/2019	5,676	500	0.00	11.247724	8.11	0.45	11.273238	8.22		0.35
12/31/2018	5,307	498	6.26	10.404035	(1.27)	0.45	10.417213	(1.17)		0.35
12/31/2017+	105	10	0.00	10.537650	0.84 ‡	0.45	10.540387	0.86	‡	0.35
JNL/PPM America High Yield Bond Fund - Class A
12/31/2020	1,310,104	53,674	0.00	14.529948	1.38	3.61	33.138432	5.11		0.00
12/31/2019	1,469,608	62,574	0.00	14.332013	10.53	3.61	31.528015	14.59		0.00
12/31/2018	1,330,366	64,412	5.72	12.966775	(8.68)	3.61	27.512574	(5.30)		0.00
12/31/2017	1,640,330	74,596	5.76	14.199066	3.69	3.61	29.053204	6.23	‡	0.00
12/31/2016	1,627,384	78,947	0.18	13.694017	12.89	3.61	25.547388	3.38	‡	0.30
JNL/PPM America High Yield Bond Fund - Class I
12/31/2020	7,031	210	0.00	34.304419	4.98	0.45	32.506182	5.13		0.30
12/31/2019	10,658	334	0.00	32.678149	14.40	0.45	30.918754	3.91	‡	0.30
12/31/2018	2,596	92	8.14	28.564040	(5.43)	0.45	28.600242	(5.34)		0.35
12/31/2017+	150	5	0.00	30.204988	1.29 ‡	0.45	30.212873	1.32	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PIMCO Investment Grade Credit Bond Fund - Class I - September 25, 2017; JNL/PIMCO Real Return Fund - Class I - September 25, 2017; JNL/PPM America Floating Rate Income Fund - Class I - September 25, 2017; JNL/PPM America High Yield Bond Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/PPM America Small Cap Value Fund - Class A
12/31/2020	367,028	18,169	0.00	14.631825	(7.01)	3.90	23.164452	(3.60)		0.30
12/31/2019	477,385	22,579	0.00	15.734539	17.47	3.90	24.029339	21.77		0.30
12/31/2018	514,978	29,354	0.58	13.395066	(17.30)‡	3.90	19.733255	(20.41)		0.30
12/31/2017	817,668	36,797	0.34	17.955553	13.02	3.61	24.794557	16.82		0.30
12/31/2016	727,297	37,962	0.06	15.886680	25.94	3.61	21.225337	16.21	‡	0.30
JNL/PPM America Small Cap Value Fund - Class I
12/31/2020	1,045	42	0.00	24.854942	(3.48)	0.45	24.936176	(3.39)		0.35
12/31/2019	1,352	53	0.00	25.751557	21.93	0.45	25.809893	22.05		0.35
12/31/2018	1,395	66	1.28	21.119706	(20.30)	0.45	21.146395	(20.22)		0.35
12/31/2017+	134	5	0.00	26.499344	6.07 ‡	0.45	26.506157	6.10	‡	0.35
JNL/PPM America Total Return Fund - Class A
12/31/2020	760,691	39,194	0.00	16.384387	0.88 ‡	2.70	22.661668	9.85		0.00
12/31/2019	419,541	23,401	0.00	15.580798	7.29	2.55	20.629599	10.06		0.00
12/31/2018	304,001	18,470	2.29	14.522181	(3.73)	2.55	18.743836	(1.23)		0.00
12/31/2017	297,882	17,667	2.27	15.085052	1.66	2.55	18.977948	4.10	‡	0.00
12/31/2016+	233,731	14,313	4.76	14.839165	3.03 ‡	2.55	17.769031	(1.64	)‡	0.30
JNL/PPM America Total Return Fund - Class I
12/31/2020	9,017	566	0.00	14.198838	9.75	0.45	14.245294	9.86		0.35
12/31/2019	3,864	260	0.00	12.937519	9.85	0.45	12.966877	9.96		0.35
12/31/2018	2,353	170	4.25	11.777187	(1.41)	0.45	11.792114	(1.31)		0.35
12/31/2017+	119	10	0.00	11.945995	0.47 ‡	0.45	11.949108	0.50	‡	0.35
JNL/RAFI Fundamental Asia Developed Fund - Class A
12/31/2020	176,080	8,127	0.00	17.483503	1.31	3.06	25.423779	4.46		0.00
12/31/2019	204,584	9,751	3.88	17.257357	12.39	3.06	24.338623	15.88		0.00
12/31/2018	208,937	11,403	4.17	15.354881	(16.47)	3.06	21.002919	(13.86)		0.00
12/31/2017	295,472	13,737	3.33	18.383350	19.54	3.06	24.383454	20.15	‡	0.00
12/31/2016	208,586	11,828	1.95	15.379017	6.31	3.06	19.304291	2.43	‡	0.30
JNL/RAFI Fundamental Asia Developed Fund - Class I
12/31/2020	827	33	0.00	24.743551	4.32	0.45	25.048171	4.43		0.35
12/31/2019	445	19	4.53	23.718583	15.77	0.45	23.986595	15.88		0.35
12/31/2018+	149	7	11.00	20.488419	(8.18)‡	0.45	20.699226	(6.18	)‡	0.35
JNL/RAFI Fundamental Europe Fund - Class A
12/31/2020	246,720	15,951	6.08	11.268729	18.28 ‡	3.90	18.166974	(0.95)		0.00
12/31/2019	293,869	18,586	5.16	12.952627	11.06	3.10	18.341320	14.55		0.00
12/31/2018	319,616	22,894	3.11	11.663101	(17.41)	3.10	16.011718	(14.80)		0.00
12/31/2017	451,987	27,300	3.11	14.121117	19.98	3.10	18.792194	21.79	‡	0.00
12/31/2016	323,938	23,924	2.90	11.769941	(4.82)	3.10	14.818133	(3.14	)‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Small Cap Value Fund - Class I - September 25, 2017; JNL/PPM America Total Return Fund - Class A - April 25, 2016; JNL/PPM America Total Return Fund - Class I - September 25, 2017; JNL/RAFI Fundamental Asia Developed Fund - Class I - August 13, 2018.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/RAFI Fundamental Europe Fund - Class I
12/31/2020	454	26	6.82	17.668587	(1.02)		0.45	17.886077	(0.92)		0.35
12/31/2019	476	27	5.75	17.850243	14.35		0.45	18.051926	14.46		0.35
12/31/2018+	194	12	5.26	15.610291	(8.54	)‡	0.45	15.770901	(6.87	)‡	0.35
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
12/31/2020	388,632	21,769	0.00	13.105775	4.77		3.61	21.470986	8.62		0.00
12/31/2019+	398,125	23,942	1.88	12.509504	9.58		3.61	19.767458	13.61		0.00
12/31/2018	384,172	25,871	0.61	11.415569	(25.70)		3.61	17.399197	(22.96)		0.00
12/31/2017	550,343	28,245	0.98	15.364910	(5.67)		3.61	22.583793	(1.90	)‡	0.00
12/31/2016	780,959	38,793	2.38	16.288826	29.65		3.61	22.436175	20.21	‡	0.30
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
12/31/2020	2,155	99	0.00	21.806361	8.53		0.45	21.877451	8.63		0.35
12/31/2019+	1,179	59	1.89	20.093294	13.52		0.45	20.138668	13.64		0.35
12/31/2018	853	48	3.49	17.699818	(23.08)		0.45	17.722060	(23.00)		0.35
12/31/2017	27	1	0.00	23.009890	5.28	‡	0.45	23.015644	5.31	‡	0.35
JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
12/31/2020	2,356,466	95,265	0.00	10.847843	3.03		6.50	31.192876	9.95		0.00
12/31/2019+	2,563,416	112,356	2.60	10.528729	5.34	‡	6.50	28.369809	8.27	‡	0.00
12/31/2018	2,498,352	129,293	2.18	11.312120	(15.31	)‡	5.20	22.742591	(10.00	)‡	0.30
12/31/2017	3,269,999	150,696	2.16	15.684916	10.38	‡	3.90	26.292066	13.44	‡	0.00
12/31/2016	2,748,415	146,108	2.47	14.305005	8.12		3.70	21.675909	3.91	‡	0.30
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
12/31/2020	5,230	165	0.00	31.812477	9.78		0.45	31.916543	9.89		0.35
12/31/2019+	5,712	199	3.19	28.977185	19.22		0.45	29.042917	19.34		0.35
12/31/2018	4,931	205	4.66	24.305745	(9.87)		0.45	24.336539	(9.78)		0.35
12/31/2017	587	22	0.00	26.966479	7.06	‡	0.45	26.973511	7.09	‡	0.35
JNL/T. Rowe Price Balanced Fund - Class A
12/31/2020	474,608	33,426	0.00	13.203351	15.89	‡	2.15	15.240011	11.98		0.00
12/31/2019	481,521	37,499	0.00	12.677727	21.53		1.25	13.610013	23.06		0.00
12/31/2018	453,455	43,058	0.00	10.431994	(8.14)		1.25	11.060014	(6.98)		0.00
12/31/2017	183,701	16,046	0.00	11.356706	14.12		1.25	11.890000	14.11	‡	0.00
12/31/2016	181,444	18,131	0.00	9.951751	1.83		1.25	10.058753	2.24		0.85
JNL/T. Rowe Price Balanced Fund - Class I
12/31/2020+	659	44	0.00	15.155609	26.30	‡	0.45	15.155609	26.30	‡	0.45

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/RAFI Fundamental Europe Fund - Class I - August 13, 2018; JNL/RAFI Fundamental U.S. Small Cap Fund - Class I - September 25, 2017; JNL/RAFI Multi-Factor U.S. Equity Fund - Class I - September 25, 2017; JNL/T. Rowe Price Balanced Fund - Class I - April 27, 2020. On June 24, 2019, JNL/RAFI Fundamental U.S. Small Cap Fund and JNL/RAFI Multi-Factor U.S. Equity Fund completed the acquisition of JNL/MC S&P SMid 60 Fund and JNL/MC JNL 5 Fund, respectively, each a separate series in JNL Variable Fund LLC. JNL/MC JNL 5 Fund and JNL/MC S&P SMid 60 Fund, respectively, are considered the accounting survivors for financial reporting purposes, and as a result, the Financial Highlights reflects activity of the funds formerly in JNL Variable Fund LLC for periods prior to June 24, 2019.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Capital Appreciation Fund - Class A
12/31/2020	7,864,909	386,758	0.00	17.844003	13.95		3.05	22.289308	17.48		0.00
12/31/2019	5,451,154	310,960	0.00	15.659223	1.71	‡	3.05	18.972909	24.06		0.00
12/31/2018	2,996,911	209,096	0.64	13.363852	(2.14)		2.55	15.292871	0.40		0.00
12/31/2017	2,095,782	144,829	0.84	13.656158	5.76	‡	2.55	15.231704	13.45	‡	0.00
12/31/2016	793,775	61,907	0.29	12.734276	6.43		1.25	12.902874	6.86		0.85
JNL/T. Rowe Price Capital Appreciation Fund - Class I
12/31/2020	134,641	6,402	0.00	21.425142	15.71	‡	0.75	20.902577	17.44		0.35
12/31/2019	72,860	4,063	0.00	17.758371	23.88		0.45	17.798638	24.01		0.35
12/31/2018	20,423	1,412	1.24	14.334665	0.22		0.45	14.352814	0.32		0.35
12/31/2017+	788	55	0.00	14.303237	3.27	‡	0.45	14.306955	3.30	‡	0.35
JNL/T. Rowe Price Established Growth Fund - Class A
12/31/2020	8,695,652	69,365	0.00	30.882244	28.07		6.80	176.675010	37.09		0.00
12/31/2019	6,861,910	74,219	0.00	24.112941	22.51		6.80	128.878871	31.13		0.00
12/31/2018	5,444,728	76,571	0.07	19.682388	(13.36	)‡	6.80	98.281895	(1.42)		0.00
12/31/2017	5,403,325	74,380	0.06	31.417594	16.79	‡	5.10	99.697798	28.51	‡	0.00
12/31/2016	3,344,432	60,976	0.00	32.016573	(2.45)		3.91	69.932075	0.82	‡	0.30
JNL/T. Rowe Price Established Growth Fund - Class I
12/31/2020	89,079	500	0.00	151.901013	11.76	‡	0.80	184.377199	37.02		0.35
12/31/2019	44,956	345	0.00	134.261335	30.95		0.45	134.564873	31.08		0.35
12/31/2018	21,133	212	0.42	102.525956	(1.58)		0.45	102.655821	(1.48)		0.35
12/31/2017+	889	9	0.00	104.169828	7.64	‡	0.45	104.196948	7.66	‡	0.35
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
12/31/2020	5,961,539	36,176	0.00	85.915479	18.81		3.91	219.596031	23.24		0.25
12/31/2019	5,518,630	40,942	0.00	72.311173	26.44		3.91	178.181452	31.15		0.25
12/31/2018	4,405,857	42,575	0.00	57.190331	(6.22)		3.91	135.858667	(2.70)		0.25
12/31/2017	4,606,567	43,054	0.00	60.980690	19.71		3.91	139.628442	24.16		0.25
12/31/2016	3,355,490	38,772	0.00	50.941809	2.02		3.91	112.461344	0.59	‡	0.25
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
12/31/2020	48,931	205	0.00	201.393395	22.95		0.80	244.448851	23.50		0.35
12/31/2019	33,387	172	0.00	163.807059	10.38	‡	0.80	197.934141	31.38		0.35
12/31/2018	14,918	101	0.00	150.463056	(2.59)		0.45	150.653097	(2.49)		0.35
12/31/2017+	1,011	7	0.00	154.461046	5.27	‡	0.45	154.500734	5.29	‡	0.35
JNL/T. Rowe Price Short-Term Bond Fund - Class A
12/31/2020	1,406,984	128,092	0.00	7.790801	0.25		3.61	13.232514	3.93		0.00
12/31/2019	1,089,492	101,965	0.00	7.771538	0.40		3.61	12.731754	4.09		0.00
12/31/2018	1,024,454	99,176	1.41	7.740333	(2.50)		3.61	12.231017	1.10		0.00
12/31/2017	936,682	90,718	1.41	7.938979	(2.43)		3.61	12.097714	1.04	‡	0.00
12/31/2016	986,934	95,653	1.24	8.136878	(2.16)		3.61	11.584897	(0.48	)‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Capital Appreciation Fund - Class I - September 25, 2017; JNL/T. Rowe Price Established Growth Fund - Class I - September 25, 2017; JNL/T. Rowe Price Mid-Cap Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/T. Rowe Price Short-Term Bond Fund - Class I
12/31/2020	18,059	1,353	0.00	13.484949	3.80		0.45	13.095143	3.96		0.30
12/31/2019	11,448	889	0.00	12.990821	3.89		0.45	12.596392	2.29	‡	0.30
12/31/2018	3,549	285	2.76	12.504632	1.05		0.45	12.520498	1.15		0.35
12/31/2017+	192	16	0.00	12.374772	(0.22	)‡	0.45	12.378009	(0.19	)‡	0.35
JNL/T. Rowe Price U.S. High Yield Fund - Class A
12/31/2020	138,409	11,904	0.00	10.690965	0.34		3.05	12.333205	3.45		0.00
12/31/2019	127,011	11,171	0.00	10.654667	2.98	‡	3.05	11.922097	10.20		0.00
12/31/2018	81,391	7,795	5.00	10.089035	(4.92	)‡	2.60	10.818605	(2.09)		0.00
12/31/2017	61,418	5,685	2.55	10.611053	2.26		2.40	11.049552	4.04	‡	0.00
12/31/2016+	25,679	2,456	0.00	10.376368	4.93	‡	2.40	10.528510	2.54	‡	0.30
JNL/T. Rowe Price U.S. High Yield Fund - Class I
12/31/2020	2,057	173	0.00	11.996249	3.37		0.45	12.035531	3.47		0.35
12/31/2019	1,453	127	0.00	11.605222	10.00		0.45	11.631552	10.11		0.35
12/31/2018	981	93	10.35	10.550360	(2.20)		0.45	10.563724	(2.10)		0.35
12/31/2017+	85	8	0.00	10.787354	0.16	‡	0.45	10.790169	0.19	‡	0.35
JNL/T. Rowe Price Value Fund - Class A
12/31/2020	2,111,055	54,809	0.00	22.518536	6.04		3.91	50.533951	10.27		0.00
12/31/2019	1,961,880	55,559	0.00	21.236513	21.27		3.91	45.829426	26.11		0.00
12/31/2018	1,629,905	57,614	1.17	17.511303	(13.06)		3.91	36.341015	(9.58)		0.00
12/31/2017	1,950,172	61,797	1.63	20.142597	14.16		3.91	40.190122	17.80	‡	0.00
12/31/2016	1,508,137	56,106	1.89	17.643887	6.60		3.91	32.210383	4.41	‡	0.30
JNL/T. Rowe Price Value Fund - Class I
12/31/2020	22,274	435	0.00	52.052238	10.10		0.45	52.222483	10.21		0.35
12/31/2019	12,740	273	0.00	47.278868	25.96		0.45	47.386162	26.09		0.35
12/31/2018	6,377	172	2.43	37.534923	(9.71)		0.45	37.582500	(9.62)		0.35
12/31/2017+	438	11	0.00	41.570495	6.81	‡	0.45	41.581352	6.84	‡	0.35
JNL/Vanguard Capital Growth Fund - Class A
12/31/2020	425,300	28,406	0.00	14.183075	13.27		3.05	15.589999	16.78		0.00
12/31/2019	368,352	28,366	0.00	12.521376	22.05		3.05	13.349999	25.82		0.00
12/31/2018	250,967	23,938	0.00	10.259593	(10.64	)‡	3.05	10.609999	(1.76)		0.00
12/31/2017+	66,404	6,139	0.00	10.785278	1.68	‡	2.45	10.799999	8.54	‡	0.00
JNL/Vanguard Capital Growth Fund - Class I
12/31/2020	10,460	673	0.00	15.530090	16.65		0.45	15.580883	16.77		0.35
12/31/2019	8,205	616	0.00	13.313562	25.61		0.45	13.343762	25.73		0.35
12/31/2018	5,079	479	0.00	10.599456	(1.92)		0.45	10.612884	(1.82)		0.35
12/31/2017+	113	10	0.00	10.807333	8.62	‡	0.45	10.810146	8.64	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/T. Rowe Price Short-Term Bond Fund - Class I - September 25, 2017; JNL/T. Rowe Price U.S. High Yield Fund - Class A - April 25, 2016; JNL/T. Rowe Price U.S. High Yield Fund - Class I - September 25, 2017; JNL/T. Rowe Price Value Fund - Class I - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class A - September 25, 2017; JNL/Vanguard Capital Growth Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Vanguard Equity Income Fund - Class A
12/31/2020	500,705	41,297	0.00	11.627116	(0.04)		2.60	12.670000	2.59		0.00
12/31/2019	327,446	27,374	0.00	11.631875	0.97	‡	2.60	12.350000	23.75		0.00
12/31/2018	139,346	14,207	0.00	9.647883	(6.30	)‡	2.60	9.980000	(6.47)		0.00
12/31/2017+	24,477	2,304	0.00	10.593100	3.91	‡	2.40	10.670000	6.59	‡	0.00
JNL/Vanguard Equity Income Fund - Class I
12/31/2020	14,029	1,118	0.00	12.467187	2.15		0.80	12.672443	2.67		0.30
12/31/2019	9,094	745	0.00	12.204333	9.98	‡	0.80	12.343388	10.76	‡	0.30
12/31/2018	3,047	306	0.00	9.973021	(6.60)		0.45	9.985657	(6.50)		0.35
12/31/2017+	280	26	0.00	10.677475	6.67	‡	0.45	10.680264	6.70	‡	0.35
JNL/Vanguard Global Bond Market Index Fund - Class A
12/31/2020	178,436	16,218	0.00	10.526299	2.77		2.70	11.520000	5.59		0.00
12/31/2019	122,884	11,668	0.00	10.242215	(0.47	)‡	2.70	10.910000	7.59		0.00
12/31/2018	63,363	6,364	0.00	9.798329	0.07	‡	2.55	10.140000	0.90		0.00
12/31/2017+	11,763	1,177	0.00	9.967538	0.08	‡	2.40	10.050000	0.30	‡	0.00
JNL/Vanguard Global Bond Market Index Fund - Class I
12/31/2020	4,761	415	0.00	11.470104	5.34		0.45	11.507682	5.45		0.35
12/31/2019	3,804	349	0.00	10.888332	7.57		0.45	10.913109	7.68		0.35
12/31/2018	1,210	120	0.00	10.122103	0.74		0.45	10.135004	0.84		0.35
12/31/2017+	15	2	0.00	10.048158	0.28	‡	0.45	10.050843	0.31	‡	0.35
JNL/Vanguard Growth ETF Allocation Fund - Class A
12/31/2020	589,736	45,597	0.00	12.412129	10.79		2.55	13.490000	13.65		0.00
12/31/2019	392,365	34,069	0.00	11.203537	19.78		2.55	11.870000	22.88		0.00
12/31/2018	229,380	24,141	0.00	9.353158	(10.24	)‡	2.55	9.660000	(7.91)		0.00
12/31/2017+	39,623	3,790	0.00	10.423319	1.34	‡	2.45	10.490000	4.90	‡	0.00
JNL/Vanguard Growth ETF Allocation Fund - Class I
12/31/2020	29,326	2,175	0.00	13.327286	13.19		0.80	13.524546	13.70		0.35
12/31/2019	20,134	1,696	0.00	11.774642	9.00	‡	0.80	11.895307	22.92		0.35
12/31/2018	9,326	965	0.00	9.664785	(7.93)		0.45	9.677037	(7.84)		0.35
12/31/2017+	801	76	0.00	10.497689	4.98	‡	0.45	10.500428	5.00	‡	0.35
JNL/Vanguard International Fund - Class A
12/31/2020	1,169,440	65,557	0.00	16.882390	52.02		3.00	18.360002	56.66		0.00
12/31/2019	593,931	51,505	0.00	11.105028	26.65		3.00	11.720002	30.51		0.00
12/31/2018	412,463	46,069	0.00	8.768068	(19.41	)‡	3.00	8.980002	(13.15)		0.00
12/31/2017+	73,360	7,021	0.00	10.416236	0.76	‡	2.60	10.340002	4.87	‡	0.00

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Vanguard Equity Income Fund - Class A - September 25, 2017; JNL/Vanguard Equity Income Fund - Class I - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class A - September 25, 2017; JNL/Vanguard Global Bond Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Growth ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard International Fund - Class A - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Vanguard International Fund - Class I
12/31/2020	28,847	1,579	0.00	18.308530	55.91		0.80	18.319384	56.62		0.35
12/31/2019	11,324	972	0.00	11.742650	16.29	‡	0.80	11.696871	30.40		0.35
12/31/2018	5,753	641	0.00	8.958818	(13.26)		0.45	8.970170	(13.17)		0.35
12/31/2017+	209	20	0.00	10.327890	4.75	‡	0.45	10.330587	4.77	‡	0.35
JNL/Vanguard International Stock Market Index Fund - Class A
12/31/2020	406,050	35,461	0.00	10.747863	7.20		3.30	11.900000	10.80		0.00
12/31/2019	312,215	29,841	0.00	10.026291	(0.22	)‡	3.30	10.740000	20.95		0.00
12/31/2018	203,704	23,223	0.00	8.649877	(17.17)		2.55	8.880000	(15.02)		0.00
12/31/2017+	114,723	10,965	0.00	10.443514	3.56	‡	2.55	10.450000	5.13	‡	0.00
JNL/Vanguard International Stock Market Index Fund - Class I
12/31/2020	10,657	900	0.00	11.834793	10.70		0.45	11.964683	10.87		0.30
12/31/2019	7,833	733	0.00	10.690446	20.67		0.45	10.791579	10.10	‡	0.30
12/31/2018	4,433	500	0.00	8.859396	(15.12)		0.45	8.870614	(15.04)		0.35
12/31/2017+	189	18	0.00	10.437767	5.01	‡	0.45	10.440481	5.04	‡	0.35
JNL/Vanguard Moderate ETF Allocation Fund - Class A
12/31/2020	444,533	37,363	0.00	11.344495	6.73		2.70	12.390001	9.65		0.00
12/31/2019	299,395	27,289	0.00	10.629522	10.34	‡	2.70	11.300001	15.78		0.00
12/31/2018	130,765	13,613	0.00	9.468530	(6.86)		2.40	9.760001	(4.59)		0.00
12/31/2017+	28,653	2,810	0.00	10.166402	0.47	‡	2.40	10.230001	2.30	‡	0.00
JNL/Vanguard Moderate ETF Allocation Fund - Class I
12/31/2020	13,906	1,123	0.00	12.376768	9.58		0.45	12.417254	9.69		0.35
12/31/2019	10,627	941	0.00	11.294255	15.67		0.45	11.319872	15.79		0.35
12/31/2018	6,140	629	0.00	9.764226	(4.53)		0.45	9.776595	(4.44)		0.35
12/31/2017+	135	13	0.00	10.228014	2.28	‡	0.45	10.230677	2.31	‡	0.35
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
12/31/2020	570,137	45,961	0.00	11.799541	8.80	‡	2.80	12.930000	11.66		0.00
12/31/2019	362,388	32,245	0.00	10.930017	16.38	‡	2.55	11.580000	19.38		0.00
12/31/2018	199,470	20,887	0.00	9.386557	(11.06	)‡	2.60	9.700000	(6.46)		0.00
12/31/2017+	45,149	4,368	0.00	10.305507	2.20	‡	2.40	10.370000	3.70	‡	0.00
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
12/31/2020	20,270	1,569	0.00	12.918747	11.55		0.45	12.960975	11.66		0.35
12/31/2019	14,593	1,260	0.00	11.581316	19.46		0.45	11.607568	19.58		0.35
12/31/2018	8,473	874	0.00	9.694624	(6.49)		0.45	9.706888	(6.40)		0.35
12/31/2017+	340	33	0.00	10.367852	3.68	‡	0.45	10.370544	3.71	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Vanguard International Fund - Class I - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard International Stock Market Index Fund - Class I - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate ETF Allocation Fund - Class I - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A - September 25, 2017; JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio				Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total		Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†		Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Vanguard Small Company Growth Fund - Class A
12/31/2020	211,964	14,281	0.00	14.000296	18.70		3.05	15.420012	22.38		0.00
12/31/2019	255,060	20,773	0.00	11.794240	23.45		3.05	12.600014	27.27		0.00
12/31/2018	250,011	25,619	0.00	9.553936	(19.20	)‡	3.05	9.900018	(7.82)		0.00
12/31/2017+	52,018	4,846	0.00	10.702340	3.72	‡	2.50	10.740001	7.72	‡	0.00
JNL/Vanguard Small Company Growth Fund - Class I
12/31/2020	5,531	362	0.00	15.352653	22.22		0.45	15.402931	22.34		0.35
12/31/2019	5,272	421	0.00	12.561222	27.09		0.45	12.589757	27.22		0.35
12/31/2018	3,201	324	0.00	9.883506	(7.95)		0.45	9.896053	(7.86)		0.35
12/31/2017+	98	9	0.00	10.737372	7.70	‡	0.45	10.740208	7.73	‡	0.35
JNL/Vanguard U.S. Stock Market Index Fund - Class A
12/31/2020	788,063	52,103	0.00	14.312325	16.57		3.05	15.779986	20.18		0.00
12/31/2019	517,915	40,677	0.00	12.277636	26.22		3.05	13.129987	30.13		0.00
12/31/2018	236,799	23,815	0.00	9.727307	(9.87	)‡	3.05	10.089986	(5.79)		0.00
12/31/2017+	47,661	4,457	0.00	10.659332	4.06	‡	2.60	10.709990	7.31	‡	0.00
JNL/Vanguard U.S. Stock Market Index Fund - Class I
12/31/2020	23,954	1,521	0.00	15.727130	20.09		0.45	15.836065	20.27		0.30
12/31/2019	13,974	1,066	0.00	13.095762	29.89		0.45	13.166698	12.09	‡	0.30
12/31/2018	4,959	492	0.00	10.082382	(5.84)		0.45	10.095182	(5.74)		0.35
12/31/2017+	102	10	0.00	10.707422	7.29	‡	0.45	10.710240	7.32	‡	0.35
JNL/WCM Focused International Equity Fund - Class A
12/31/2020	387,246	17,756	0.29	19.171359	28.05		3.05	23.947193	32.01		0.00
12/31/2019	235,077	14,044	0.73	14.971998	3.71	‡	3.05	18.140222	35.48		0.00
12/31/2018	58,982	4,686	0.00	11.545625	(12.73	)‡	2.80	13.390049	(7.85)		0.00
12/31/2017	31,124	2,237	0.37	13.772488	30.02		1.25	14.530276	27.48	‡	0.00
12/31/2016	12,386	1,160	0.10	10.592981	(1.12)		1.25	10.733195	(0.73)		0.85
JNL/WCM Focused International Equity Fund - Class I
12/31/2020	9,556	404	0.47	23.687400	31.82		0.45	23.764720	31.95		0.35
12/31/2019	4,231	236	0.73	17.969816	35.21		0.45	18.010454	35.35		0.35
12/31/2018	1,614	122	1.03	13.289935	(7.98)		0.45	13.306674	(7.89)		0.35
12/31/2017+	26	2	0.00	14.443184	5.35	‡	0.45	14.446834	5.37	‡	0.35
JNL/Westchester Capital Event Driven Fund - Class A
12/31/2020	38,756	3,242	0.00	10.935486	3.37		2.80	12.822860	6.30		0.00
12/31/2019	45,929	4,043	0.00	10.579063	7.97	‡	2.80	12.062833	11.77		0.00
12/31/2018	25,623	2,482	0.00	9.881465	0.24	‡	2.40	10.792489	4.94		0.00
12/31/2017	4,476	447	2.54	9.946650	4.26		1.25	10.284735	4.92	‡	0.00
12/31/2016	3,252	340	0.11	9.539835	1.38		1.25	9.604023	1.79		0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Vanguard Small Company Growth Fund - Class A - September 25, 2017; JNL/Vanguard Small Company Growth Fund - Class I - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class A - September 25, 2017; JNL/Vanguard U.S. Stock Market Index Fund - Class I - September 25, 2017; JNL/WCM Focused International Equity Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total		Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†		Expenses(%)^
JNL/Westchester Capital Event Driven Fund - Class I
12/31/2020	743	59	0.00	12.419508	6.12	0.45	12.460198	6.22		0.35
12/31/2019	668	57	0.00	11.703731	11.65	0.45	11.730339	11.77		0.35
12/31/2018	285	27	1.69	10.482093	4.73	0.45	10.495425	4.84		0.35
12/31/2017+	5	0	0.00	10.008556	0.79 ‡	0.45	10.011156	0.82	‡	0.35
JNL/WMC Balanced Fund - Class A
12/31/2020	8,613,751	144,262	0.00	14.580507	1.21	6.80	83.410741	8.33		0.00
12/31/2019	8,382,356	150,402	0.00	14.406893	13.48	6.80	76.998991	21.46		0.00
12/31/2018	6,996,799	151,047	1.63	12.695667	(8.18)‡	6.80	63.394483	(3.41)		0.00
12/31/2017	7,348,459	151,819	1.42	20.682853	4.14 ‡	5.10	65.633219	11.83	‡	0.00
12/31/2016	6,047,243	139,519	1.39	25.642874	6.70	3.80	55.272843	3.59	‡	0.25
JNL/WMC Balanced Fund - Class I
12/31/2020	49,119	580	0.00	86.725403	8.17	0.45	87.009200	8.27		0.35
12/31/2019	34,219	438	0.00	80.177550	21.30	0.45	80.359519	21.42		0.35
12/31/2018	14,633	223	3.07	66.100686	(3.59)	0.45	66.184488	(3.49)		0.35
12/31/2017+	1,109	16	0.00	68.561867	4.31 ‡	0.45	68.579796	4.34	‡	0.35
JNL/WMC Government Money Market Fund - Class A
12/31/2020	2,259,747	188,938	0.19	2.902069	(6.38)	6.80	16.602591	0.21		0.00
12/31/2019	1,190,470	98,667	1.53	3.099812	(5.11)‡	6.80	16.567918	1.54		0.00
12/31/2018	1,354,360	113,987	1.13	6.724611	(2.61)	3.75	16.317035	1.13		0.00
12/31/2017	1,125,631	95,348	0.12	6.904777	(3.54)	3.75	16.134199	0.13	‡	0.00
12/31/2016	1,512,918	127,521	0.00	7.158319	(3.67)	3.75	15.102402	(0.08	)‡	0.30
JNL/WMC Government Money Market Fund - Class I
12/31/2020	40,752	2,466	0.27	17.046237	(0.14)	0.45	17.102154	(0.04)		0.35
12/31/2019	13,001	781	1.97	17.070022	1.54	0.45	17.108767	1.64		0.35
12/31/2018	12,197	742	1.79	16.811350	1.18	0.45	16.832667	1.28		0.35
12/31/2017+	883	53	0.94	16.615009	0.12 ‡	0.45	16.619349	0.15	‡	0.35
JNL/WMC Value Fund - Class A
12/31/2020	692,118	16,185	0.00	27.973819	(2.17)	3.70	52.039966	1.21		0.30
12/31/2019	766,540	17,994	0.00	28.594485	22.88	3.70	51.416321	27.13		0.30
12/31/2018	641,872	18,987	1.73	23.270230	(13.57)	3.70	40.443449	(10.57)		0.30
12/31/2017	784,224	20,572	1.67	26.924939	11.03	3.70	45.222498	14.86		0.30
12/31/2016	703,505	21,013	1.09	24.250216	9.32	3.70	39.372143	6.06	‡	0.30
JNL/WMC Value Fund - Class I
12/31/2020	3,973	72	0.00	56.353178	1.38	0.45	56.537483	1.48		0.35
12/31/2019	2,333	43	0.00	55.586775	27.28	0.45	55.712831	27.41		0.35
12/31/2018	1,082	25	3.30	43.672133	(10.46)	0.45	43.727444	(10.37)		0.35
12/31/2017+	102	2	0.00	48.772245	6.45 ‡	0.45	48.784962	6.47	‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Westchester Capital Event Driven Fund - Class I - September 25, 2017; JNL/WMC Balanced Fund - Class I - September 25, 2017; JNL/WMC Government Money Market Fund - Class I - September 25, 2017; JNL/WMC Value Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL Institutional Alt 100 Fund - Class A
12/31/2020#	—	—	0.00	9.443813	(11.36)	1.25	10.464732	(11.01)	0.00
12/31/2019	200,084	18,449	0.00	10.653527	9.79	1.25	11.758944	11.17	0.00
12/31/2018	230,161	23,363	0.00	9.703936	(7.00)	1.25	10.577769	(5.82)	0.00
12/31/2017	315,316	29,831	0.00	10.434100	3.73	1.25	11.231625	4.62 ‡	0.00
12/31/2016	366,874	36,086	0.00	10.059053	(1.14)	1.25	10.257705	(0.75)	0.85
JNL Institutional Alt 25 Fund - Class A
12/31/2020#	—	—	0.00	13.405691	(14.03)	3.90	19.961339	(13.05)	0.30
12/31/2019	2,536,214	123,925	0.00	15.592728	13.91	3.90	22.956716	18.08	0.30
12/31/2018	2,509,524	143,488	0.00	13.688783	(9.20)‡	3.90	19.440922	(7.19)	0.30
12/31/2017	3,152,199	165,657	0.00	16.460960	10.90	3.06	20.947708	13.99	0.30
12/31/2016	1,429,520	84,713	0.00	14.843447	2.85	3.06	18.376634	0.73 ‡	0.30
JNL Institutional Alt 25 Fund - Class I
12/31/2020#	—	—	0.00	16.305334	(13.01)	0.45	16.347729	(12.98)	0.35
12/31/2019	955	52	0.00	18.743715	18.28	0.45	18.786542	18.39	0.35
12/31/2018	505	32	0.00	15.847533	(7.04)	0.45	15.867853	(6.94)	0.35
12/31/2017+	113	7	0.00	17.047228	3.69 ‡	0.45	17.051937	3.72 ‡	0.35
JNL Institutional Alt 50 Fund - Class A
12/31/2020#	—	—	0.00	13.399508	(12.66)	3.61	19.968990	(11.67)	0.00
12/31/2019	2,124,644	108,836	0.00	15.342304	11.29	3.61	22.606395	15.38	0.00
12/31/2018	2,190,407	127,971	0.00	13.786039	(9.54)	3.61	19.593026	(4.40)‡	0.00
12/31/2017	2,775,883	150,330	0.00	15.239207	6.61	3.61	20.346990	10.19	0.30
12/31/2016	2,464,155	145,767	0.00	14.293740	0.42	3.61	18.465077	(0.28)‡	0.30
JNL Institutional Alt 50 Fund - Class I
12/31/2020#	—	—	0.00	16.304293	(11.68)	0.45	16.345063	(11.66)	0.35
12/31/2019	1,198	63	0.00	18.461104	15.17	0.45	18.501454	15.28	0.35
12/31/2018	1,024	63	0.00	16.030044	(6.37)	0.45	16.049022	(6.28)	0.35
12/31/2017+	115	7	0.00	17.121016	3.14 ‡	0.45	17.124068	3.16 ‡	0.35
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
12/31/2020#	—	—	0.00	8.735231	(12.73)	2.80	10.622769	(11.96)	0.00
12/31/2019	48,753	4,341	1.76	10.009749	11.49	2.80	12.066060	14.64	0.00
12/31/2018	42,761	4,317	0.00	8.978306	(3.87)‡	2.80	10.525416	(7.54)	0.00
12/31/2017	42,559	3,923	3.88	10.738695	3.84	1.25	11.384156	5.26 ‡	0.00
12/31/2016	35,923	3,447	4.84	10.341089	5.14	1.25	10.494170	5.56	0.85
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
12/31/2020#	—	—	0.00	9.121566	(11.96)	0.45	9.145061	(11.94)	0.35
12/31/2019	1,129	105	2.05	10.361259	14.38	0.45	10.384692	14.50	0.35
12/31/2018	830	88	0.00	9.058320	(7.74)	0.45	9.069741	(7.65)	0.35
12/31/2017+	20	2	0.00	9.818560	2.06 ‡	0.45	9.821053	2.09 ‡	0.35

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL Institutional Alt 25 Fund - Class I - September 25, 2017; JNL Institutional Alt 50 Fund - Class I - September 25, 2017; JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/FAMCO Flex Core Covered Call Fund - Class A
12/31/2020#	—	—	0.00	10.473673	(19.97)	2.60	12.968936	(19.31)	0.00
12/31/2019	144,044	9,874	0.00	13.086836	18.49	2.60	16.072742	21.61	0.00
12/31/2018	129,489	10,593	1.15	11.044643	(14.24)‡	2.60	13.216467	(10.28)	0.00
12/31/2017	136,141	9,843	1.77	12.790567	3.38 ‡	2.40	14.731448	10.20 ‡	0.00
12/31/2016	116,058	9,255	2.77	12.414564	6.75	1.25	12.659907	7.18	0.85
JNL/FAMCO Flex Core Covered Call Fund - Class I
12/31/2020#	—	—	0.00	10.971935	(19.34)	0.45	11.000046	(19.32)	0.35
12/31/2019	931	67	0.00	13.602925	21.42	0.45	13.633494	21.54	0.35
12/31/2018	603	53	2.29	11.203412	(10.41)	0.45	11.217359	(10.32)	0.35
12/31/2017+	8	1	0.00	12.505590	4.39 ‡	0.45	12.508599	4.41 ‡	0.35
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
12/31/2020#	—	—	0.00	9.860176	(15.89)	3.61	14.442341	(14.93)	0.00
12/31/2019	1,465,983	99,363	0.00	11.723156	16.69	3.61	16.977387	20.98	0.00
12/31/2018	1,430,984	115,916	1.43	10.046308	(12.06)	3.61	14.033127	(8.81)	0.00
12/31/2017	1,857,573	135,547	0.93	11.424695	7.13	3.61	15.389626	10.11 ‡	0.00
12/31/2016	1,921,675	153,777	1.06	10.664210	0.00	3.61	13.559536	3.41 ‡	0.30
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
12/31/2020#	—	—	0.00	14.605876	(14.98)	0.45	14.643290	(14.95)	0.35
12/31/2019	1,138	66	0.00	17.179640	20.79	0.45	17.218238	20.91	0.35
12/31/2018	598	42	3.18	14.222339	(9.00)	0.45	14.240047	(8.90)	0.35
12/31/2017+	3	0	0.00	15.628116	3.70 ‡	0.45	15.631876	3.73 ‡	0.35
JNL/Franklin Templeton Global Fund - Class A
12/31/2020#	—	—	0.00	4.935438	(20.89)	6.50	11.244381	(19.34)	0.30
12/31/2019	410,747	33,902	0.00	6.239095	6.78 ‡	6.50	13.940231	14.17	0.30
12/31/2018	402,291	37,558	1.85	6.792840	(16.51)‡	5.20	12.209725	(15.06)	0.30
12/31/2017	517,991	40,703	1.68	9.691546	5.50 ‡	3.90	14.375271	17.21	0.30
12/31/2016	437,911	39,965	2.07	8.821320	6.67	3.61	12.264106	4.22 ‡	0.30
JNL/Franklin Templeton Global Fund - Class I
12/31/2020#	—	—	0.00	11.914157	(19.28)	0.45	11.944936	(19.25)	0.35
12/31/2019	1,352	93	0.00	14.759124	14.38	0.45	14.792604	14.50	0.35
12/31/2018	477	37	3.92	12.903328	(14.96)	0.45	12.919680	(14.87)	0.35
12/31/2017+	25	2	0.00	15.173137	3.48 ‡	0.45	15.177086	3.51 ‡	0.35
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
12/31/2020#	—	—	0.00	8.904007	(15.34)	3.61	13.511487	(14.38)	0.00
12/31/2019	111,859	8,161	0.00	10.517904	9.12	3.61	15.780500	13.14	0.00
12/31/2018	116,819	9,544	0.22	9.638925	(11.72)	3.61	13.947878	(8.46)	0.00
12/31/2017	147,282	10,905	0.00	10.918944	11.03	3.61	15.236848	13.96 ‡	0.00
12/31/2016	139,239	11,753	0.00	9.834246	5.19	3.61	12.343015	8.13	0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/FAMCO Flex Core Covered Call Fund - Class I - September 25, 2017; JNL/FPA + DoubleLine Flexible Allocation Fund - Class I - September 25, 2017; JNL/Franklin Templeton Global Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Invesco China-India Fund - Class A
12/31/2020#	—	—	0.00	6.376221	(15.15)	3.61	9.974528	(14.18)	0.00
12/31/2019	500,272	50,720	0.21	7.514767	10.85	3.61	11.622998	14.92	0.00
12/31/2018	475,542	54,694	0.37	6.779422	(20.07)	3.61	10.113870	(17.12)	0.00
12/31/2017	690,650	65,100	0.31	8.481743	46.94	3.61	12.202373	45.78 ‡	0.00
12/31/2016	372,287	52,908	1.02	5.772361	(6.82)	3.61	7.796094	(9.58)‡	0.30
JNL/Invesco China-India Fund - Class I
12/31/2020#	—	—	0.00	9.699782	(14.17)	0.45	9.820816	(14.15)	0.35
12/31/2019	1,251	111	0.68	11.301786	14.67	0.45	11.439213	14.78	0.35
12/31/2018+	291	29	2.30	9.856116	(7.89)‡	0.45	9.965984	(13.42)‡	0.35
JNL/Mellon S&P 1500 Growth Index Fund - Class A
12/31/2020#	—	—	0.00	11.874365	(7.52)	3.05	12.847324	(6.63)	0.00
12/31/2019	134,420	10,152	0.00	12.840337	25.91	3.05	13.759992	29.81	0.00
12/31/2018	130,278	12,512	0.00	10.197898	(10.19)‡	3.05	10.599992	(1.30)	0.00
12/31/2017+	16,352	1,528	0.00	10.673262	2.32 ‡	2.40	10.740000	7.40 ‡	0.00
JNL/Mellon S&P 1500 Growth Index Fund - Class I
12/31/2020#	—	—	0.00	12.812318	(6.68)	0.45	12.845702	(6.65)	0.35
12/31/2019	4,727	344	0.00	13.728993	29.77	0.45	13.760437	29.90	0.35
12/31/2018	1,346	127	0.00	10.579329	(1.38)	0.45	10.592963	(1.28)	0.35
12/31/2017+	9	1	0.00	10.727228	7.27 ‡	0.45	10.730220	7.30 ‡	0.35
JNL/Mellon S&P 1500 Value Index Fund - Class A
12/31/2020#	—	—	0.00	9.306170	(21.52)	2.50	9.926895	(20.90)	0.00
12/31/2019	98,490	8,164	0.00	11.858206	10.89 ‡	2.50	12.550001	30.32	0.00
12/31/2018	32,363	3,417	0.00	9.342427	(12.69)‡	2.40	9.630001	(10.00)	0.00
12/31/2017+	5,582	523	0.00	10.636275	4.57 ‡	2.30	10.700000	7.00 ‡	0.00
JNL/Mellon S&P 1500 Value Index Fund - Class I
12/31/2020#	—	—	0.00	9.886483	(20.98)	0.45	9.911855	(20.96)	0.35
12/31/2019	4,706	376	0.00	12.511974	30.40	0.45	12.540145	30.53	0.35
12/31/2018	1,101	115	0.00	9.595341	(10.14)	0.45	9.607335	(10.05)	0.35
12/31/2017+	12	1	0.00	10.677694	6.78 ‡	0.45	10.680265	6.80 ‡	0.35
JNL/Neuberger Berman Currency Fund - Class A
12/31/2020#	—	—	0.00	8.692894	(3.11)	2.40	10.434271	(2.38)	0.00
12/31/2019	10,417	1,057	0.00	8.972173	(2.27)	2.40	10.688764	0.10	0.00
12/31/2018	11,438	1,147	1.31	9.180477	(0.50)‡	2.40	10.678103	1.72	0.00
12/31/2017	11,370	1,144	0.00	9.825114	0.99	1.25	10.498059	2.04 ‡	0.00
12/31/2016	13,663	1,391	2.28	9.729055	(2.82)	1.25	9.897860	(2.43)	0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Invesco China-India Fund - Class I - August 13, 2018; JNL/Mellon S&P 1500 Growth Index Fund - Class A - September 25, 2017; JNL/Mellon S&P 1500 Growth Index Fund - Class I - September 25, 2017; JNL/Mellon S&P 1500 Value Index Fund - Class A - September 25, 2017; JNL/Mellon S&P 1500 Value Index Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/Neuberger Berman Currency Fund - Class I
12/31/2020#	—	—	0.00	9.881698	(2.38)	0.45	9.906833	(2.35)	0.35
12/31/2019	86	8	0.00	10.122682	(0.04)	0.45	10.145251	0.06	0.35
12/31/2018	174	17	8.34	10.126947	1.49	0.45	10.139562	1.59	0.35
12/31/2017+	2	0	0.00	9.978376	(0.12)‡	0.45	9.980906	(0.09)‡	0.35
JNL/Nicholas Convertible Arbitrage Fund - Class A
12/31/2020#	—	—	0.00	9.401050	(3.63)	2.80	11.830583	(2.78)	0.00
12/31/2019	62,320	5,570	0.00	9.755234	1.46 ‡	2.80	12.169370	9.64	0.00
12/31/2018	64,975	6,294	1.96	9.667794	(2.47)‡	2.00	11.099529	0.42	0.00
12/31/2017	74,883	7,199	3.87	10.268005	3.65	1.25	11.052845	4.43 ‡	0.00
12/31/2016	85,904	8,583	0.46	9.906559	2.18	1.25	10.102176	2.59	0.85
JNL/Nicholas Convertible Arbitrage Fund - Class I
12/31/2020#	—	—	0.00	10.801050	(2.79)	0.45	10.829047	(2.76)	0.35
12/31/2019	129	12	0.00	11.111125	9.49	0.45	11.136421	9.60	0.35
12/31/2018	158	15	4.54	10.148441	0.30	0.45	10.161381	0.40	0.35
12/31/2017+	6	1	0.00	10.118084	0.48 ‡	0.45	10.120777	0.50 ‡	0.35
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
12/31/2020#	—	—	0.00	8.001947	(26.16)	1.25	8.517333	(25.87)	0.00
12/31/2019	39,422	3,605	0.00	10.836745	22.55	1.25	11.489499	24.09	0.00
12/31/2018	32,469	3,638	0.00	8.842681	(23.41)	1.25	9.258859	(22.44)	0.00
12/31/2017	36,376	3,130	0.09	11.545623	39.53	1.25	11.938030	36.59 ‡	0.00
12/31/2016	8,932	1,075	0.00	8.274758	(1.70)	1.25	8.330431	(1.31)	0.85
JNL/PPM America Mid Cap Value Fund - Class A
12/31/2020#	—	—	0.00	9.740744	(35.09)	3.61	15.058837	(34.35)	0.00
12/31/2019	496,439	25,268	0.00	15.006317	15.04	3.61	22.937558	19.27	0.00
12/31/2018	444,439	26,629	0.88	13.044487	(22.95)	3.61	19.232077	(20.10)	0.00
12/31/2017	611,521	28,967	0.59	16.929312	8.39	3.61	24.069870	11.60 ‡	0.00
12/31/2016	666,248	35,150	0.63	15.618365	22.91	3.61	20.866766	14.89 ‡	0.30
JNL/PPM America Mid Cap Value Fund - Class I
12/31/2020#	—	—	0.00	15.285544	(34.38)	0.45	15.325048	(34.36)	0.35
12/31/2019	1,844	80	0.00	23.293528	19.09	0.45	23.346387	19.21	0.35
12/31/2018	1,106	57	1.80	19.559347	(20.20)	0.45	19.584144	(20.12)	0.35
12/31/2017+	46	2	0.00	24.511093	7.03 ‡	0.45	24.517488	7.05 ‡	0.35
JNL/PPM America Value Equity Fund - Class A
12/31/2020#	—	—	0.00	15.263478	(29.29)	3.61	34.870910	(28.55)	0.30
12/31/2019	188,816	5,193	0.00	21.586777	17.49	3.61	48.806785	21.44	0.30
12/31/2018	165,628	5,499	1.58	18.373416	(17.18)	3.61	40.190527	(14.38)	0.30
12/31/2017	216,681	6,122	1.30	22.184431	10.91	3.61	46.938194	14.63	0.30
12/31/2016	206,321	6,645	1.92	20.002824	17.32	3.61	40.948112	11.76 ‡	0.30

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/Neuberger Berman Currency Fund - Class I - September 25, 2017; JNL/Nicholas Convertible Arbitrage Fund - Class I - September 25, 2017; JNL/PPM America Mid Cap Value Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I
Financial Highlights
December 31, 2020
	Investment Division Data			Highest Expense Ratio			Lowest Expense Ratio
	Net Assets	Units Outstanding	Investment Income	Unit	Total	Ratio of	Unit	Total	Ratio of
Year ended	(in thousands)($)¥	(in thousands)¥	Ratio(%)*	Value($)§	Return(%)†	Expenses(%)^	Value($)§	Return(%)†	Expenses(%)^
JNL/PPM America Value Equity Fund - Class I
12/31/2020#	—	—	0.00	39.163944	(28.52)	0.45	39.265191	(28.50)	0.35
12/31/2019	961	18	0.00	54.788535	21.64	0.45	54.912898	21.76	0.35
12/31/2018	291	6	3.05	45.041314	(14.24)	0.45	45.098394	(14.15)	0.35
12/31/2017+	—	—	0.00	52.517661	7.88 ‡	0.45	52.531330	7.91 ‡	0.35
JNL/S&P Mid 3 Fund - Class A
12/31/2020#	—	—	0.00	7.357939	(36.58)	3.01	8.811949	(35.97)	0.00
12/31/2019	207,022	16,203	1.64	11.601129	16.97	3.01	13.762849	20.55	0.00
12/31/2018	194,975	18,147	1.55	9.917861	(17.76)	3.01	11.417027	(15.23)	0.00
12/31/2017	290,523	22,643	1.83	12.059562	8.69	3.01	13.468599	10.49 ‡	0.00
12/31/2016	276,617	23,845	1.56	11.095236	14.41	3.01	11.929264	10.65 ‡	0.30
JNL/S&P Mid 3 Fund - Class I
12/31/2020#	—	—	0.00	8.848462	(36.02)	0.45	8.871552	(36.00)	0.35
12/31/2019	488	35	1.97	13.830551	20.51	0.45	13.862285	20.63	0.35
12/31/2018	357	31	4.37	11.476966	(15.35)	0.45	11.491792	(15.26)	0.35
12/31/2017+	7	1	0.00	13.557459	11.71 ‡	0.45	13.561213	11.74 ‡	0.35
JNL/Scout Unconstrained Bond Fund - Class A
12/31/2020#	—	—	0.00	9.609535	(3.83)	1.25	10.356813	(3.45)	0.00
12/31/2019	39,519	3,902	0.00	9.992260	4.34	1.25	10.727081	5.65	0.00
12/31/2018	40,687	4,202	0.00	9.576623	(1.43)	1.25	10.153158	(0.19)	0.00
12/31/2017	46,171	4,713	0.81	9.715831	0.42	1.25	10.172085	1.58 ‡	0.00
12/31/2016	46,195	4,749	0.83	9.674734	3.24	1.25	9.778752	3.65	0.85
JNL/The London Company Focused U.S. Equity Fund - Class A
12/31/2020#	—	—	0.00	12.329071	(19.97)	2.08	14.147336	(19.45)	0.00
12/31/2019	32,599	1,976	1.60	15.406142	8.43 ‡	2.08	17.562937	25.02	0.00
12/31/2018	22,313	1,677	0.07	12.839749	(13.38)‡	1.70	14.048630	(8.35)	0.00
12/31/2017	23,512	1,601	0.69	14.529442	15.92	1.25	15.328786	16.83 ‡	0.00
12/31/2016	19,627	1,554	0.63	12.533610	15.21	1.25	12.699492	15.67	0.85
JNL/The London Company Focused U.S. Equity Fund - Class I
12/31/2020#	—	—	0.00	13.839321	(19.51)	0.45	13.875124	(19.49)	0.35
12/31/2019	1,071	62	2.25	17.194035	24.93	0.45	17.233100	25.06	0.35
12/31/2018	375	27	1.57	13.762851	(8.51)	0.45	13.780330	(8.41)	0.35
12/31/2017+	—	—	0.00	15.042372	8.69 ‡	0.45	15.046288	8.72 ‡	0.35
JNL/VanEck International Gold Fund - Class A
12/31/2020#	—	—	0.00	6.357762	6.02	1.25	6.993105	6.43	0.00
12/31/2019	63,964	10,480	0.00	5.996960	36.56	1.25	6.570392	38.28	0.00
12/31/2018	46,223	10,369	5.27	4.391315	(16.52)	1.25	4.751431	(15.47)	0.00
12/31/2017	56,369	10,586	4.33	5.260496	12.00	1.25	5.620806	0.37 ‡	0.00
12/31/2016	53,404	11,261	0.60	4.696941	51.16	1.25	4.778472	51.76	0.85

+

The mutual fund's shares, as applicable, became available as follows for investment by the Investment Division: JNL/PPM America Value Equity Fund - Class I - September 25, 2017; JNL/S&P Mid 3 Fund - Class I - September 25, 2017; JNL/The London Company Focused U.S. Equity Fund - Class I - September 25, 2017.

*

These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying Fund for the period indicated divided by the average net assets for the period indicated. In some instances, the investment income ratio may be rounded to 0.00% even though the Investment Division received dividend income from the Underlying Fund. The investment income ratio for Investment Divisions initially funded during the period presented have not been annualized.

§

For an Investment Division where no contact owner allocated net premiums during the period, the unit value represents the amount at which a contract owner could contribute to that Investment Division as of December 31, 2020.

†

Total return for period indicated, includes changes in the value of the underlying Fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for current Investment Divisions with no activity during the year is calculated based on the total return of the underlying Fund less expenses that are charged directly to that Investment Division of the Separate Account. See Note 3 in the Notes to Financial Statements for additional detail on expenses. Total return for current Investment Divisions with activity for a portion of the year is calculated based on the total return of the underlying Fund for the year less expenses that are charged directly to that Investment Division of the Separate Account. Total return is not annualized if the underlying Investment Division was initially added and funded or if the Investment Division was closed during the year.

^

Annualized contract expense of Investment Divisions of the Separate Account, consist primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Funds are excluded. If no contract owner elected to allocate net premiums to a specific Investment Division for the full period, the expense ratio or range of expense ratios represents the contractual expense ratio or range of expense ratios.

¥	Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.
#

The period is from January 1, 2020 through April 24, 2020 the date the Fund was acquired. The respective acquisitions can be found in Note 1 in the Notes to Financial Statements. Unit values disclosed are as of April 21, 2020. For periods less than one year, ratios have not been annualized.

‡

Total return is calculated from the effective date or the date available for investment presented in (+) footnote through the end of the reporting period and is not annualized. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

See Notes to the Financial Statements.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2020

NOTE 1. Organization

Jackson National Life Insurance Company (“Jackson”) established Jackson National Separate Account I (the “Separate Account”) on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is a unit investment trust registered with the Securities Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board “FASB” Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies.

The Separate Account is a separate investment account of Jackson. Its assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson but are clearly identified and distinguished from Jackson's other assets and liabilities. The contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the directions of the contract owners, net premiums for individual flexible premium variable annuity contracts issued by Jackson. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account contained three-hundred eight (308) Investment Divisions during 2020, but currently contains two-hundred seventy-three (273) Investment Divisions as of December 31, 2020. These Investment Divisions each invested in shares of the following mutual funds (collectively, the “Funds”) during the year ended December 31, 2020:

JNL® Series Trust
JNL Aggressive Growth Allocation Fund - Class A(1)	JNL/Invesco Small Cap Growth Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I(1)	JNL/Invesco Small Cap Growth Fund - Class I
JNL Conservative Allocation Fund - Class A(1)	JNL/JPMorgan Global Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I(1)	JNL/JPMorgan Global Allocation Fund - Class I
JNL Growth Allocation Fund - Class A(1)	JNL/JPMorgan Growth & Income Fund - Class A
JNL Growth Allocation Fund - Class I(1)	JNL/JPMorgan Growth & Income Fund - Class I
JNL iShares Tactical Growth Fund - Class A	JNL/JPMorgan Hedged Equity Fund - Class A
JNL iShares Tactical Growth Fund - Class I	JNL/JPMorgan Hedged Equity Fund - Class I
JNL iShares Tactical Moderate Fund - Class A	JNL/JPMorgan MidCap Growth Fund - Class A
JNL iShares Tactical Moderate Fund - Class I	JNL/JPMorgan MidCap Growth Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I	JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL Moderate Allocation Fund - Class A(1)	JNL/Lazard International Strategic Equity Fund - Class A
JNL Moderate Allocation Fund - Class I(1)	JNL/Lazard International Strategic Equity Fund - Class I
JNL Moderate Growth Allocation Fund - Class A(1)	JNL/Loomis Sayles Global Growth Fund - Class A
JNL Moderate Growth Allocation Fund - Class I(1)	JNL/Loomis Sayles Global Growth Fund - Class I
JNL Multi-Manager Alternative Fund - Class A	JNL/Lord Abbett Short Duration Income Fund - Class A
JNL Multi-Manager Alternative Fund - Class I	JNL/Lord Abbett Short Duration Income Fund - Class I
JNL Multi-Manager Emerging Markets Equity Fund - Class A	JNL/Mellon Bond Index Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class I	JNL/Mellon Bond Index Fund - Class I
JNL Multi-Manager International Small Cap Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A	JNL/Mellon Communication Services Sector Fund - Class I
JNL Multi-Manager Mid Cap Fund - Class I	JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class A	JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class I	JNL/Mellon Consumer Staples Sector Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class A	JNL/Mellon Consumer Staples Sector Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class I	JNL/Mellon Dow Index Fund - Class A
JNL S&P 500 Index Fund - Class I	JNL/Mellon Dow Index Fund - Class I
JNL/American Funds Balanced Fund - Class A	JNL/Mellon Emerging Markets Index Fund - Class A
JNL/American Funds Balanced Fund - Class I	JNL/Mellon Emerging Markets Index Fund - Class I
JNL/American Funds Blue Chip Income and Growth Fund - Class A	JNL/Mellon Energy Sector Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class I	JNL/Mellon Energy Sector Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A	JNL/Mellon Equity Income Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I	JNL/Mellon Equity Income Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A	JNL/Mellon Financial Sector Fund - Class A
JNL/American Funds Capital World Bond Fund - Class I	JNL/Mellon Financial Sector Fund - Class I
JNL/American Funds Global Growth Fund - Class A	JNL/Mellon Healthcare Sector Fund - Class A
JNL/American Funds Global Growth Fund - Class I	JNL/Mellon Healthcare Sector Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A	JNL/Mellon Index 5 Fund - Class A(1)
JNL/American Funds Global Small Capitalization Fund - Class I	JNL/Mellon Index 5 Fund - Class I(1)
JNL/American Funds Growth Allocation Fund - Class A(1)	JNL/Mellon Industrials Sector Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I(1)	JNL/Mellon Industrials Sector Fund - Class I

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2020

JNL/American Funds Growth Fund - Class A	JNL/Mellon Information Technology Sector Fund - Class A
JNL/American Funds Growth Fund - Class I	JNL/Mellon Information Technology Sector Fund - Class I
JNL/American Funds Growth-Income Fund - Class A	JNL/Mellon International Index Fund - Class A
JNL/American Funds Growth-Income Fund - Class I	JNL/Mellon International Index Fund - Class I
JNL/American Funds International Fund - Class A	JNL/Mellon Materials Sector Fund - Class A
JNL/American Funds International Fund - Class I	JNL/Mellon Materials Sector Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A(1)	JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I(1)	JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
JNL/American Funds New World Fund - Class A	JNL/Mellon MSCI World Index Fund - Class A
JNL/American Funds New World Fund - Class I	JNL/Mellon MSCI World Index Fund - Class I
JNL/AQR Large Cap Defensive Style Fund - Class A	JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I	JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A	JNL/Mellon Real Estate Sector Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I	JNL/Mellon Real Estate Sector Fund - Class I
JNL/AQR Managed Futures Strategy Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/BlackRock Advantage International Fund - Class A	JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/BlackRock Advantage International Fund - Class I	JNL/Mellon S&P 500 Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A	JNL/Mellon Small Cap Index Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I	JNL/Mellon Small Cap Index Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A	JNL/Mellon Utilities Sector Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I	JNL/Mellon Utilities Sector Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A	JNL/MFS Mid Cap Value Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I	JNL/MFS Mid Cap Value Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class A	JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class I	JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Causeway International Value Select Fund - Class A	JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/Causeway International Value Select Fund - Class I	JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class A	JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class I	JNL/PIMCO Income Fund - Class A
JNL/DFA Growth Allocation Fund - Class A(1)	JNL/PIMCO Income Fund - Class I
JNL/DFA Growth Allocation Fund - Class I(1)	JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/DFA International Core Equity Fund - Class A	JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/DFA International Core Equity Fund - Class I	JNL/PIMCO Real Return Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class A(1)	JNL/PIMCO Real Return Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class I(1)	JNL/PPM America Floating Rate Income Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class A	JNL/PPM America Floating Rate Income Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class I	JNL/PPM America High Yield Bond Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class A	JNL/PPM America High Yield Bond Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class I	JNL/PPM America Small Cap Value Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class A	JNL/PPM America Small Cap Value Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class I	JNL/PPM America Total Return Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A	JNL/PPM America Total Return Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I	JNL/RAFI Fundamental Asia Developed Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A	JNL/RAFI Fundamental Asia Developed Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I	JNL/RAFI Fundamental Europe Fund - Class A
JNL/DoubleLine Total Return Fund - Class A	JNL/RAFI Fundamental Europe Fund - Class I
JNL/DoubleLine Total Return Fund - Class I	JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A	JNL/RAFI Fundamental U.S. Small Cap Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I	JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/First State Global Infrastructure Fund - Class A	JNL/RAFI Multi-Factor U.S. Equity Fund - Class I
JNL/First State Global Infrastructure Fund - Class I	JNL/T. Rowe Price Balanced Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	JNL/T. Rowe Price Balanced Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class I	JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/Franklin Templeton Growth Allocation Fund - Class A	JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/Franklin Templeton Growth Allocation Fund - Class I	JNL/T. Rowe Price Established Growth Fund - Class A
JNL/Franklin Templeton Income Fund - Class A	JNL/T. Rowe Price Established Growth Fund - Class I
JNL/Franklin Templeton Income Fund - Class I	JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class A	JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/Franklin Templeton International Small Cap Fund - Class I	JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/Goldman Sachs 4 Fund - Class A(1)	JNL/T. Rowe Price Short-Term Bond Fund - Class I

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2020

JNL/Goldman Sachs 4 Fund - Class I(1)	JNL/T. Rowe Price U.S. High Yield Fund - Class A
JNL/Goldman Sachs Competitive Advantage Fund - Class A	JNL/T. Rowe Price U.S. High Yield Fund - Class I
JNL/Goldman Sachs Competitive Advantage Fund - Class I	JNL/T. Rowe Price Value Fund - Class A
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A	JNL/T. Rowe Price Value Fund - Class I
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I	JNL/Vanguard Capital Growth Fund - Class A
JNL/Goldman Sachs International 5 Fund - Class A	JNL/Vanguard Capital Growth Fund - Class I
JNL/Goldman Sachs International 5 Fund - Class I	JNL/Vanguard Equity Income Fund - Class A
JNL/Goldman Sachs Intrinsic Value Fund - Class A	JNL/Vanguard Equity Income Fund - Class I
JNL/Goldman Sachs Intrinsic Value Fund - Class I	JNL/Vanguard Global Bond Market Index Fund - Class A(1)
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A(1)	JNL/Vanguard Global Bond Market Index Fund - Class I(1)
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I(1)	JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Conservative Fund - Class A(1)	JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Conservative Fund - Class I(1)	JNL/Vanguard International Fund - Class A
JNL/Goldman Sachs Managed Growth Fund - Class A(1)	JNL/Vanguard International Fund - Class I
JNL/Goldman Sachs Managed Growth Fund - Class I(1)	JNL/Vanguard International Stock Market Index Fund - Class A(1)
JNL/Goldman Sachs Managed Moderate Fund - Class A(1)	JNL/Vanguard International Stock Market Index Fund - Class I(1)
JNL/Goldman Sachs Managed Moderate Fund - Class I(1)	JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A(1)	JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I(1)	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Goldman Sachs Total Yield Fund - Class A	JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Goldman Sachs Total Yield Fund - Class I	JNL/Vanguard Small Company Growth Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class A	JNL/Vanguard Small Company Growth Fund - Class I
JNL/GQG Emerging Markets Equity Fund - Class I	JNL/Vanguard U.S. Stock Market Index Fund - Class A(1)
JNL/Harris Oakmark Global Equity Fund - Class A	JNL/Vanguard U.S. Stock Market Index Fund - Class I(1)
JNL/Harris Oakmark Global Equity Fund - Class I	JNL/WCM Focused International Equity Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class A	JNL/WCM Focused International Equity Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class I	JNL/Westchester Capital Event Driven Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class A	JNL/Westchester Capital Event Driven Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class I	JNL/WMC Balanced Fund - Class A
JNL/Invesco Global Growth Fund - Class A	JNL/WMC Balanced Fund - Class I
JNL/Invesco Global Growth Fund - Class I	JNL/WMC Government Money Market Fund - Class A
JNL/Invesco Global Real Estate Fund - Class A	JNL/WMC Government Money Market Fund - Class I
JNL/Invesco Global Real Estate Fund - Class I	JNL/WMC Value Fund - Class A
JNL/Invesco International Growth Fund - Class A	JNL/WMC Value Fund - Class I
JNL/Invesco International Growth Fund - Class I

(1) The Fund is a Fund of Funds advised by Jackson National Asset Management, LLC (“JNAM”), an affiliate of Jackson and has no sub-adviser.

JNAM serves as investment adviser for the Funds comprising the JNL Series Trust. JNAM is a wholly-owned subsidiary of Jackson and received fees for its services from each Fund.

The following Funds were sub-advised by an affiliate of Jackson during the year: JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Total Return Fund.

During the year ended December 31, 2020, the following Funds changed names effective April 27, 2020:

Prior Fund Name	Current Fund Name	Reason For Change
JNL/American Funds Global Bond Fund	JNL/American Funds Capital World Bond Fund	Name Convention Update
JNL/Crescent High Income Fund	JNL/T. Rowe Price U.S. High Yield Fund	Sub-Adviser Replacement
JNL/Franklin Templeton Mutual Shares Fund	JNL/JPMorgan Growth & Income Fund	Sub-Adviser Replacement
JNL/Lazard Emerging Markets Fund	JNL Multi-Manager Emerging Markets Equity Fund	Sub-Adviser Replacement
JNL/Oppenheimer Global Growth Fund	JNL/Invesco Global Growth Fund	Name Convention Update
JNL/S&P 4 Fund	JNL/Goldman Sachs 4 Fund	Name Convention Update
JNL/S&P Competitive Advantage Fund	JNL/Goldman Sachs Competitive Advantage Fund	Name Convention Update
JNL/S&P Dividend Income & Growth Fund	JNL/Goldman Sachs Dividend Income & Growth Fund	Name Convention Update
JNL/S&P International 5 Fund	JNL/Goldman Sachs International 5 Fund	Name Convention Update
JNL/S&P Intrinsic Value Fund	JNL/Goldman Sachs Intrinsic Value Fund	Name Convention Update
JNL/S&P Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund	Name Convention Update
JNL/S&P Managed Conservative Fund	JNL/Goldman Sachs Managed Conservative Fund	Name Convention Update
JNL/S&P Managed Growth Fund	JNL/Goldman Sachs Managed Growth Fund	Name Convention Update

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2020

JNL/S&P Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Fund	Name Convention Update
JNL/S&P Managed Moderate Growth Fund	JNL/Goldman Sachs Managed Moderate Growth Fund	Name Convention Update
JNL/S&P Total Yield Fund	JNL/Goldman Sachs Total Yield Fund	Name Convention Update
JNL/T. Rowe Price Managed Volatility Balanced Fund	JNL/T. Rowe Price Balanced Fund	Name Convention Update

During the year ended December 31, 2020, the following Fund acquisitions were completed for the corresponding Class A and Class I Funds. The Funds that were acquired during the year are no longer available as of December 31, 2020.

Acquired Fund	Acquiring Fund	Date of Acquisition
JNL Conservative Allocation Fund(1)	JNL Conservative Allocation Fund(1)	April 27, 2020
JNL Institutional Alt 100 Fund	JNL Multi-Manager Alternative Fund	April 27, 2020
JNL Institutional Alt 25 Fund	JNL Moderate Growth Allocation Fund	April 27, 2020
JNL Institutional Alt 50 Fund	JNL Moderate Allocation Fund	April 27, 2020
JNL iShares Tactical Growth Fund(1)	JNL iShares Tactical Growth Fund(1)	April 27, 2020
JNL iShares Tactical Moderate Fund(1)	JNL iShares Tactical Moderate Fund(1)	April 27, 2020
JNL iShares Tactical Moderate Growth Fund(1)	JNL iShares Tactical Moderate Growth Fund(1)	April 27, 2020
JNL Moderate Allocation Fund(1)	JNL Moderate Allocation Fund(1)	April 27, 2020
JNL/American Funds Global Growth Fund(1)	JNL/American Funds Global Growth Fund(1)	April 27, 2020
JNL/American Funds Growth Fund(1)	JNL/American Funds Growth Fund(1)	April 27, 2020
JNL/DFA U.S. Small Cap Fund(1)	JNL/DFA U.S. Small Cap Fund(1)	April 27, 2020
JNL/DoubleLine Total Return Fund(1)	JNL/DoubleLine Total Return Fund(1)	April 27, 2020
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	JNL/Franklin Templeton Global Multisector Bond Fund	April 27, 2020
JNL/FAMCO Flex Core Covered Call Fund	JNL/JPMorgan Hedged Equity Fund	April 27, 2020
JNL/FPA + DoubleLine® Flexible Allocation Fund	JNL/JPMorgan Global Allocation Fund	April 27, 2020
JNL/Franklin Templeton Global Fund	JNL/Loomis Sayles Global Growth Fund	April 27, 2020
JNL/Goldman Sachs Emerging Markets Debt Fund	JNL/DoubleLine Emerging Markets Fixed Income Fund	April 27, 2020
JNL/Invesco China-India Fund	JNL Multi-Manager Emerging Markets Equity Fund	April 27, 2020
JNL/Lazard International Strategic Equity Fund(1)	JNL/Lazard International Strategic Equity Fund(1)	April 27, 2020
JNL/Mellon Communication Services Sector Fund(2)	JNL/Mellon Communication Services Sector Fund(2)	April 27, 2020
JNL/Mellon Consumer Discretionary Sector Fund(2)	JNL/Mellon Consumer Discretionary Sector Fund(2)	April 27, 2020
JNL/Mellon Dow Index Fund(2)	JNL/Mellon Dow Index Fund(2)	April 27, 2020
JNL/Mellon Energy Sector Fund(2)	JNL/Mellon Energy Sector Fund(2)	April 27, 2020
JNL/Mellon Equity Income Fund(1)	JNL/Mellon Equity Income Fund(1)	April 27, 2020
JNL/Mellon Financial Sector Fund(2)	JNL/Mellon Financial Sector Fund(2)	April 27, 2020
JNL/Mellon Healthcare Sector Fund(2)	JNL/Mellon Healthcare Sector Fund(2)	April 27, 2020
JNL/Mellon Information Technology Sector Fund(2)	JNL/Mellon Information Technology Sector Fund(2)	April 27, 2020
JNL/Mellon MSCI World Index Fund(2)	JNL/Mellon MSCI World Index Fund(2)	April 27, 2020
JNL/Mellon Nasdaq® 100 Index Fund(2)	JNL/Mellon Nasdaq® 100 Index Fund(2)	April 27, 2020
JNL/Mellon S&P 1500 Growth Index Fund	JNL/Mellon Nasdaq® 100 Index Fund	April 27, 2020
JNL/Mellon S&P 1500 Value Index Fund	JNL/Mellon DowSM Index Fund	April 27, 2020
JNL/Neuberger Berman Commodity Strategy Fund(1)	JNL/Neuberger Berman Commodity Strategy Fund(1)	April 27, 2020
JNL/Neuberger Berman Currency Fund	JNL/PIMCO Income Fund	April 27, 2020
JNL/Nicholas Convertible Arbitrage Fund	JNL Conservative Allocation Fund	April 27, 2020
JNL/Oppenheimer Emerging Markets Innovator Fund	JNL Multi-Manager Emerging Markets Equity Fund	April 27, 2020
JNL/PIMCO Investment Grade Credit Bond Fund(1)	JNL/PIMCO Investment Grade Credit Bond Fund(1)	April 27, 2020
JNL/PPM America Mid Cap Value Fund	JNL/MFS Mid Cap Value Fund	April 27, 2020
JNL/PPM America Value Equity Fund	JNL/JPMorgan Growth & Income Fund	April 27, 2020
JNL/S&P Mid 3 Fund	JNL/Mellon S&P 400 MidCap Index Fund	April 27, 2020
JNL/Scout Unconstrained Bond Fund	JNL/PIMCO Income Fund	April 27, 2020
JNL/T. Rowe Price Capital Appreciation Fund(1)	JNL/T. Rowe Price Capital Appreciation Fund(1)	April 27, 2020
JNL/The London Company Focused U.S. Equity Fund	JNL/Morningstar Wide Moat Index Fund	April 27, 2020
JNL/VanEck International Gold Fund	JNL/BlackRock Global Natural Resources Fund	April 27, 2020
JNL/WCM Focused International Equity Fund(1)	JNL/WCM Focused International Equity Fund(1)	April 27, 2020

(1) The purpose of the acquisition was to facilitate an acquisition of a Fund with the same name and investment objective in Jackson Variable Series Trust into a Fund in JNL Series Trust. Although the Fund in Jackson Variable Series Trust was legally dissolved, it is considered the acquiring Fund for financial reporting purposes.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2020

(2) The purpose of the acquisition was to facilitate an acquisition of a Fund with the same name and investment objective in JNL Variable Funds into a Fund in JNL Series Trust. Although the Fund in JNL Variable Funds was legally dissolved, it is considered the acquiring Fund for financial reporting purposes.

The Net assets are affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses. The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of JNAM.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and /or if a gain is realized by the contract owner during the free look period.

JNAM allocates purchase payments to Investment Divisions as instructed by the contract owner. Shares of the Investment Divisions are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NOTE 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investments. The Separate Account’s Investment Divisions’ investments in the corresponding Funds are stated at the closing net asset value (“NAV”) of the respective Fund, which estimates fair value. The average cost method is used in determining the cost of the shares sold on withdrawals by the Investment Divisions of the Separate Account. Investments in the Funds are recorded on trade date for financial reporting purposes. Realized gain distributions and dividend income distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as gain or income to the Investment Divisions of the Separate Account on the ex-dividend date.

Federal Income Taxes. The operations of the Separate Account are taxed as part of the operations of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

FASB ASC Topic 820, “Fair Value Measurement”. As of December 31, 2020, all of the Separate Account’s Investment Divisions’ investment in each of the corresponding Funds are valued at the daily reported net asset value (“NAV”) of the applicable underlying Fund. Investments in the underlying Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy. On each valuation date, the NAV of each corresponding Fund is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). The characterization of the underlying securities held by the Funds in accordance with FASB ASC Topic 820 differs from the characterization of the Separate Account’s Investment Divisions’ investment in the corresponding Funds. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

NOTE 3. Contract Charges

Under the term of the contracts, certain charges are allocated to the contract owner to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts. These charges result in a reduction in contract unit value or redemptions of contract units in the number of contract units outstanding.

Contract Owner Charges. The following charges are assessed to the contract owner by redemption of contract units outstanding:

Contract Maintenance Charge. An annual contract maintenance charge of $35 - $240 is charged against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date, on contract monthly anniversary or in conjunction with a total withdrawal,

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2020

as applicable. This charge is specifically imposed to a contract if the contract value is less than $50,000 on the date when the charge is assessed. The charge is deducted by redemption of contract units.

Transfer Charge. A transfer charge of $25 will apply to transfers made by contract owners between the Investment Divisions in excess of 15 transfers in a contract year. Contract year is defined as the succeeding twelve months from the contract issue date. Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs, or in those states where a lesser charge is required. This charge will be deducted from the amount transferred prior to the allocation to a different Investment Division.

Surrender or Contingent Deferred Sales Charge. During the first three to nine contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contract. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

Guaranteed Minimum Optional Benefit Charges. The following contract owner charges are guaranteed minimum optional benefit charges:

Guaranteed Minimum Income Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.40% to 0.87%, depending on the contract, of the guaranteed minimum income benefit base. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Accumulation Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 1.00% to 1.02% of the guaranteed value. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Withdrawal Benefit Charge. If this benefit has been selected, Jackson will assess an annual charge of 0.50% to 3.00%, depending on the contract of the guaranteed withdrawal balance. The charge will be deducted each calendar quarter from the contract value by redemption of contract units.

Guaranteed Minimum Death Benefit Charge. If any of the optional death benefits are selected that are available under the contract, Jackson will assess an annual charge of 0.20% to 2.50%, depending on the contract of the death benefit base. The charge will be deducted each contract quarter from the contract value by redemption of contract units.

Asset-based Charges. The following charges are assessed to the contract owner by a reduction in contract unit value:

Insurance Charges. Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. In designated products, this expense is waived for contracts valued greater than $1 million, refer to the product prospectus for eligibility. The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and reduces the contract unit value.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.00% to 1.65% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson. The expense risk assumed by Jackson is that the actual cost of administering the contracts of the Separate Account may exceed the amount received from the administration charge and the contract maintenance charge.

Optional Benefit Charges. The following contract owner charges are optional benefit charges:

Earnings Protection Benefit Charge. If this benefit option has been selected, Jackson will make an additional deduction of 0.20% to 0.70%, depending on the contract chosen, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Contract Enhancement Charge. If one of the contract enhancement benefits is selected, then for a period of five to nine contract years, Jackson will make an additional deduction based upon the average daily net assets of the contract owner’s allocations to the Investment Divisions. The annualized charges depend upon the contract enhancements selected and range from 0.395% to 0.832%.

Withdrawal Charge Period. If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

20% Additional Free Withdrawal Charge. If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a contract year without withdrawal charge, Jackson will deduct 0.30% to 0.40% on an annual basis of the average daily net assets of the contract owner’s allocations to the Investment Divisions.

Optional Death Benefit Charges. If any of the optional death benefits are selected that are available under the contract, Jackson will make an additional deduction of 0.15% to 0.80% on an annual basis of the average daily net assets the contract owner’s allocations to the Investment Divisions, based on the optional death benefit selected.

Jackson National Separate Account I

Notes to Financial Statements

December 31, 2020

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson pays these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 3.5% depending on the state.

NOTE 4. Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $513,034 and $940,434 to the Separate Account in the form of additional premium to contract owners’ accounts for the years ended December 31, 2020 and 2019, respectively. These amounts are included in purchase payments from contract transactions.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of Jackson. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in transfers between investment divisions, and fund exchanges from the fixed account to the Separate Account are included in purchase payments, as applicable, on the accompanying Statements of Changes in Net Assets.

NOTE 5. Subsequent Events

Management has evaluated subsequent events for the Separate Accounts through the date the financial statements are issued and has concluded there are no events that require adjustments to the financial statements or disclosure in the notes.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Jackson National Life Insurance Company and Contract Owners of Jackson National Separate Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Investment Divisions listed in the Appendix that comprise the Jackson National Separate Account I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix, changes in net assets for the years or periods listed in the Appendix, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Investment Division as of the date listed in the Appendix, the results of their operations for the year or period listed in the Appendix, the changes in their net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Jackson National Life Insurance Company’s Separate Accounts since 1999.

Chicago, Illinois
March 29, 2021

Appendix
Statements of assets and liabilities as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two‑year period then ended.

JNL Aggressive Growth Allocation Fund - Class A
JNL Aggressive Growth Allocation Fund - Class I
JNL Conservative Allocation Fund - Class A
JNL Conservative Allocation Fund - Class I
JNL Growth Allocation Fund - Class A
JNL Growth Allocation Fund - Class I
JNL iShares Tactical Growth Fund - Class A
JNL iShares Tactical Growth Fund - Class I
JNL iShares Tactical Moderate Fund - Class A
JNL iShares Tactical Moderate Fund - Class I
JNL iShares Tactical Moderate Growth Fund - Class A
JNL iShares Tactical Moderate Growth Fund - Class I
JNL Moderate Allocation Fund - Class A
JNL Moderate Allocation Fund - Class I
JNL Moderate Growth Allocation Fund - Class A
JNL Moderate Growth Allocation Fund - Class I
JNL Multi-Manager Alternative Fund - Class A
JNL Multi-Manager Emerging Markets Equity Fund - Class A(1)
JNL Multi-Manager Emerging Markets Equity Fund - Class I(1)
JNL Multi-Manager International Small Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class A
JNL Multi-Manager Mid Cap Fund - Class I
JNL Multi-Manager Small Cap Growth Fund - Class A
JNL Multi-Manager Small Cap Growth Fund - Class I
JNL Multi-Manager Small Cap Value Fund - Class A
JNL Multi-Manager Small Cap Value Fund - Class I
JNL S&P 500 Index Fund - Class I
JNL/American Funds Balanced Fund - Class A
JNL/American Funds Balanced Fund - Class I
JNL/American Funds Blue Chip Income and Growth Fund - Class A
JNL/American Funds Blue Chip Income and Growth Fund - Class I
JNL/American Funds Capital Income Builder Fund - Class A
JNL/American Funds Capital Income Builder Fund - Class I
JNL/American Funds Capital World Bond Fund - Class A(1)
JNL/American Funds Capital World Bond Fund - Class I(1)
JNL/American Funds Global Growth Fund - Class A
JNL/American Funds Global Growth Fund - Class I
JNL/American Funds Global Small Capitalization Fund - Class A
JNL/American Funds Global Small Capitalization Fund - Class I
JNL/American Funds Growth Allocation Fund - Class A
JNL/American Funds Growth Allocation Fund - Class I
JNL/American Funds Growth Fund - Class A
JNL/American Funds Growth Fund - Class I

JNL/American Funds Growth-Income Fund - Class A
JNL/American Funds Growth-Income Fund - Class I
JNL/American Funds International Fund - Class A
JNL/American Funds International Fund - Class I
JNL/American Funds Moderate Growth Allocation Fund - Class A
JNL/American Funds Moderate Growth Allocation Fund - Class I
JNL/American Funds New World Fund - Class A
JNL/American Funds New World Fund - Class I
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class A
JNL/AQR Large Cap Relaxed Constraint Equity Fund - Class I
JNL/AQR Managed Futures Strategy Fund - Class A
JNL/BlackRock Global Allocation Fund - Class A
JNL/BlackRock Global Allocation Fund - Class I
JNL/BlackRock Global Natural Resources Fund - Class A
JNL/BlackRock Global Natural Resources Fund - Class I
JNL/BlackRock Large Cap Select Growth Fund - Class A
JNL/BlackRock Large Cap Select Growth Fund - Class I
JNL/Boston Partners Global Long Short Equity Fund - Class A
JNL/Boston Partners Global Long Short Equity Fund - Class I
JNL/Causeway International Value Select Fund - Class A
JNL/Causeway International Value Select Fund - Class I
JNL/ClearBridge Large Cap Growth Fund - Class A
JNL/ClearBridge Large Cap Growth Fund - Class I
JNL/DFA Growth Allocation Fund - Class A
JNL/DFA Growth Allocation Fund - Class I
JNL/DFA Moderate Growth Allocation Fund - Class A
JNL/DFA Moderate Growth Allocation Fund - Class I
JNL/DFA U.S. Core Equity Fund - Class A
JNL/DFA U.S. Core Equity Fund - Class I
JNL/DFA U.S. Small Cap Fund - Class A
JNL/DFA U.S. Small Cap Fund - Class I
JNL/DoubleLine Core Fixed Income Fund - Class A
JNL/DoubleLine Core Fixed Income Fund - Class I
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class A
JNL/DoubleLine Emerging Markets Fixed Income Fund - Class I
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class A
JNL/DoubleLine Shiller Enhanced CAPE Fund - Class I
JNL/DoubleLine Total Return Fund - Class A
JNL/DoubleLine Total Return Fund - Class I
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class A
JNL/Fidelity Institutional Asset Management Total Bond Fund - Class I
JNL/First State Global Infrastructure Fund - Class A
JNL/First State Global Infrastructure Fund - Class I
JNL/Franklin Templeton Global Multisector Bond Fund - Class A
JNL/Franklin Templeton Global Multisector Bond Fund - Class I
JNL/Franklin Templeton Growth Allocation Fund - Class A
JNL/Franklin Templeton Growth Allocation Fund - Class I

JNL/Franklin Templeton Income Fund - Class A
JNL/Franklin Templeton Income Fund - Class I
JNL/Franklin Templeton International Small Cap Fund - Class A
JNL/Franklin Templeton International Small Cap Fund - Class I
JNL/Goldman Sachs 4 Fund - Class A(1)
JNL/Goldman Sachs 4 Fund - Class I(1)
JNL/Goldman Sachs Competitive Advantage Fund - Class A(1)
JNL/Goldman Sachs Competitive Advantage Fund - Class I(1)
JNL/Goldman Sachs Dividend Income & Growth Fund - Class A(1)
JNL/Goldman Sachs Dividend Income & Growth Fund - Class I(1)
JNL/Goldman Sachs International 5 Fund - Class A(1)
JNL/Goldman Sachs International 5 Fund - Class I(1)
JNL/Goldman Sachs Intrinsic Value Fund - Class A(1)
JNL/Goldman Sachs Intrinsic Value Fund - Class I(1)
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class A(1)
JNL/Goldman Sachs Managed Aggressive Growth Fund - Class I(1)
JNL/Goldman Sachs Managed Conservative Fund - Class A(1)
JNL/Goldman Sachs Managed Conservative Fund - Class I(1)
JNL/Goldman Sachs Managed Growth Fund - Class A(1)
JNL/Goldman Sachs Managed Growth Fund - Class I(1)
JNL/Goldman Sachs Managed Moderate Fund - Class A(1)
JNL/Goldman Sachs Managed Moderate Fund - Class I(1)
JNL/Goldman Sachs Managed Moderate Growth Fund - Class A(1)
JNL/Goldman Sachs Managed Moderate Growth Fund - Class I(1)
JNL/Goldman Sachs Total Yield Fund - Class A(1)
JNL/Goldman Sachs Total Yield Fund - Class I(1)
JNL/GQG Emerging Markets Equity Fund - Class A
JNL/GQG Emerging Markets Equity Fund - Class I
JNL/Harris Oakmark Global Equity Fund - Class A
JNL/Harris Oakmark Global Equity Fund - Class I
JNL/Heitman U.S. Focused Real Estate Fund - Class A
JNL/Heitman U.S. Focused Real Estate Fund - Class I
JNL/Invesco Diversified Dividend Fund - Class A
JNL/Invesco Diversified Dividend Fund - Class I
JNL/Invesco Global Growth Fund - Class A(1)
JNL/Invesco Global Growth Fund - Class I(1)
JNL/Invesco Global Real Estate Fund - Class A
JNL/Invesco Global Real Estate Fund - Class I
JNL/Invesco International Growth Fund - Class A
JNL/Invesco International Growth Fund - Class I
JNL/Invesco Small Cap Growth Fund - Class A
JNL/Invesco Small Cap Growth Fund - Class I
JNL/JPMorgan Growth & Income Fund - Class A(1)
JNL/JPMorgan Growth & Income Fund - Class I(1)
JNL/JPMorgan Hedged Equity Fund - Class A
JNL/JPMorgan Hedged Equity Fund - Class I
JNL/JPMorgan MidCap Growth Fund - Class A

JNL/JPMorgan MidCap Growth Fund - Class I
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class I
JNL/Lazard International Strategic Equity Fund - Class A
JNL/Lazard International Strategic Equity Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class A
JNL/Mellon Bond Index Fund - Class A
JNL/Mellon Bond Index Fund - Class I
JNL/Mellon Communication Services Sector Fund - Class A
JNL/Mellon Communication Services Sector Fund - Class I
JNL/Mellon Consumer Discretionary Sector Fund - Class A
JNL/Mellon Consumer Discretionary Sector Fund - Class I
JNL/Mellon Consumer Staples Sector Fund - Class A
JNL/Mellon Consumer Staples Sector Fund - Class I
JNL/Mellon Dow Index Fund - Class A
JNL/Mellon Dow Index Fund - Class I
JNL/Mellon Emerging Markets Index Fund - Class A
JNL/Mellon Emerging Markets Index Fund - Class I
JNL/Mellon Energy Sector Fund - Class A
JNL/Mellon Energy Sector Fund - Class I
JNL/Mellon Equity Income Fund - Class A
JNL/Mellon Equity Income Fund - Class I
JNL/Mellon Financial Sector Fund - Class A
JNL/Mellon Financial Sector Fund - Class I
JNL/Mellon Healthcare Sector Fund - Class A
JNL/Mellon Healthcare Sector Fund - Class I
JNL/Mellon Index 5 Fund - Class A
JNL/Mellon Index 5 Fund - Class I
JNL/Mellon Industrials Sector Fund - Class A
JNL/Mellon Industrials Sector Fund - Class I
JNL/Mellon Information Technology Sector Fund - Class A
JNL/Mellon Information Technology Sector Fund - Class I
JNL/Mellon International Index Fund - Class A
JNL/Mellon International Index Fund - Class I
JNL/Mellon Materials Sector Fund - Class A
JNL/Mellon Materials Sector Fund - Class I
JNL/Mellon MSCI KLD 400 Social Index Fund - Class A
JNL/Mellon MSCI KLD 400 Social Index Fund - Class I
JNL/Mellon MSCI World Index Fund - Class A
JNL/Mellon MSCI World Index Fund - Class I
JNL/Mellon Nasdaq® 100 Index Fund - Class A
JNL/Mellon Nasdaq® 100 Index Fund - Class I
JNL/Mellon Real Estate Sector Fund - Class A
JNL/Mellon Real Estate Sector Fund - Class I
JNL/Mellon S&P 400 MidCap Index Fund - Class A
JNL/Mellon S&P 400 MidCap Index Fund - Class I
JNL/Mellon S&P 500 Index Fund - Class A

JNL/Mellon Small Cap Index Fund - Class A
JNL/Mellon Small Cap Index Fund - Class I
JNL/Mellon Utilities Sector Fund - Class A
JNL/Mellon Utilities Sector Fund - Class I
JNL/MFS Mid Cap Value Fund - Class A
JNL/MFS Mid Cap Value Fund - Class I
JNL/Morningstar Wide Moat Index Fund - Class A
JNL/Morningstar Wide Moat Index Fund - Class I
JNL/Neuberger Berman Commodity Strategy Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class A
JNL/Neuberger Berman Strategic Income Fund - Class I
JNL/PIMCO Income Fund - Class A
JNL/PIMCO Income Fund - Class I
JNL/PIMCO Investment Grade Credit Bond Fund - Class A
JNL/PIMCO Investment Grade Credit Bond Fund - Class I
JNL/PIMCO Real Return Fund - Class A
JNL/PIMCO Real Return Fund - Class I
JNL/PPM America Floating Rate Income Fund - Class A
JNL/PPM America Floating Rate Income Fund - Class I
JNL/PPM America High Yield Bond Fund - Class A
JNL/PPM America High Yield Bond Fund - Class I
JNL/PPM America Small Cap Value Fund - Class A
JNL/PPM America Small Cap Value Fund - Class I
JNL/PPM America Total Return Fund - Class A
JNL/PPM America Total Return Fund - Class I
JNL/RAFI Fundamental Asia Developed Fund - Class A
JNL/RAFI Fundamental Asia Developed Fund - Class I
JNL/RAFI Fundamental Europe Fund - Class A
JNL/RAFI Fundamental Europe Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class A(1)
JNL/T. Rowe Price Capital Appreciation Fund - Class A
JNL/T. Rowe Price Capital Appreciation Fund - Class I
JNL/T. Rowe Price Established Growth Fund - Class A
JNL/T. Rowe Price Established Growth Fund - Class I
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A
JNL/T. Rowe Price Mid-Cap Growth Fund - Class I
JNL/T. Rowe Price Short-Term Bond Fund - Class A
JNL/T. Rowe Price Short-Term Bond Fund - Class I
JNL/T. Rowe Price U.S. High Yield Fund - Class A(1)
JNL/T. Rowe Price U.S. High Yield Fund - Class I(1)
JNL/T. Rowe Price Value Fund - Class A
JNL/T. Rowe Price Value Fund - Class I
JNL/Vanguard Capital Growth Fund - Class A
JNL/Vanguard Capital Growth Fund - Class I
JNL/Vanguard Equity Income Fund - Class A
JNL/Vanguard Equity Income Fund - Class I
JNL/Vanguard Global Bond Market Index Fund - Class A

JNL/Vanguard Global Bond Market Index Fund - Class I
JNL/Vanguard Growth ETF Allocation Fund - Class A
JNL/Vanguard Growth ETF Allocation Fund - Class I
JNL/Vanguard International Fund - Class A
JNL/Vanguard International Fund - Class I
JNL/Vanguard International Stock Market Index Fund - Class A
JNL/Vanguard International Stock Market Index Fund - Class I
JNL/Vanguard Moderate ETF Allocation Fund - Class A
JNL/Vanguard Moderate ETF Allocation Fund - Class I
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class A
JNL/Vanguard Moderate Growth ETF Allocation Fund - Class I
JNL/Vanguard Small Company Growth Fund - Class A
JNL/Vanguard Small Company Growth Fund - Class I
JNL/Vanguard U.S. Stock Market Index Fund - Class A
JNL/Vanguard U.S. Stock Market Index Fund - Class I
JNL/WCM Focused International Equity Fund - Class A
JNL/WCM Focused International Equity Fund - Class I
JNL/Westchester Capital Event Driven Fund - Class A
JNL/Westchester Capital Event Driven Fund - Class I
JNL/WMC Balanced Fund - Class A
JNL/WMC Balanced Fund - Class I
JNL/WMC Government Money Market Fund - Class A
JNL/WMC Government Money Market Fund - Class I
JNL/WMC Value Fund - Class A
JNL/WMC Value Fund - Class I

Statements of assets and liabilities as of December 31, 2020, and the related statements of operations and changes in net assets for the period from April 27, 2020 (inception) to December 31, 2020.

JNL Multi-Manager Alternative Fund - Class I
JNL/Loomis Sayles Global Growth Fund - Class I
JNL/Lord Abbett Short Duration Income Fund - Class A
JNL/Lord Abbett Short Duration Income Fund - Class I
JNL/T. Rowe Price Balanced Fund - Class I

Statements of assets and liabilities as of December 31, 2020, the related statements of operations for the year ended December 31, 2020 and changes in net assets for the year ended December 31, 2020 and for the period from June 24, 2019 (inception) to December 31, 2019.

JNL/AQR Large Cap Defensive Style Fund - Class A
JNL/AQR Large Cap Defensive Style Fund - Class I
JNL/BlackRock Advantage International Fund - Class A
JNL/BlackRock Advantage International Fund - Class I
JNL/DFA International Core Equity Fund - Class A
JNL/DFA International Core Equity Fund - Class I
JNL/JPMorgan Global Allocation Fund - Class A
JNL/JPMorgan Global Allocation Fund - Class I
JNL/RAFI Fundamental U.S. Small Cap Fund - Class A
JNL/RAFI Fundamental U.S. Small Cap Fund - Class I

JNL/RAFI Multi-Factor U.S. Equity Fund - Class A
JNL/RAFI Multi-Factor U.S. Equity Fund - Class I

Statements of operations for the period from January 1, 2020 to April 24, 2020 (closure) and changes in net assets for the period from January 1, 2020 to April 24, 2020 (closure) and the year ended December 31, 2019.

JNL Institutional Alt 100 Fund - Class A
JNL Institutional Alt 25 Fund - Class A
JNL Institutional Alt 25 Fund - Class I
JNL Institutional Alt 50 Fund - Class A
JNL Institutional Alt 50 Fund - Class I
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class A
JNL/Eaton Vance Global Macro Absolute Return Advantage Fund - Class I
JNL/FAMCO Flex Core Covered Call Fund - Class A
JNL/FAMCO Flex Core Covered Call Fund - Class I
JNL/FPA + DoubleLine Flexible Allocation Fund - Class A
JNL/FPA + DoubleLine Flexible Allocation Fund - Class I
JNL/Franklin Templeton Global Fund - Class A
JNL/Franklin Templeton Global Fund - Class I
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A
JNL/Invesco China-India Fund - Class A
JNL/Invesco China-India Fund - Class I
JNL/Mellon S&P 1500 Growth Index Fund - Class A
JNL/Mellon S&P 1500 Growth Index Fund - Class I
JNL/Mellon S&P 1500 Value Index Fund - Class A
JNL/Mellon S&P 1500 Value Index Fund - Class I
JNL/Neuberger Berman Currency Fund - Class A
JNL/Neuberger Berman Currency Fund - Class I
JNL/Nicholas Convertible Arbitrage Fund - Class A
JNL/Nicholas Convertible Arbitrage Fund - Class I
JNL/Oppenheimer Emerging Markets Innovator Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class A
JNL/PPM America Mid Cap Value Fund - Class I
JNL/PPM America Value Equity Fund - Class A
JNL/PPM America Value Equity Fund - Class I
JNL/S&P Mid 3 Fund - Class A
JNL/S&P Mid 3 Fund - Class I
JNL/Scout Unconstrained Bond Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class A
JNL/The London Company Focused U.S. Equity Fund - Class I
JNL/VanEck International Gold Fund - Class A

(1)    See Note 1 to the financial statements for the former name of the Investment Division.

Report of Independent Registered Public Accounting Firm

To the Stockholder and Board of Directors
Jackson National Life Insurance Company and Subsidiaries:

Opinion on the Consolidated Financial Statements
We have audited the accompanying consolidated balance sheets of Jackson National Life Insurance Company and Subsidiaries (the Company) as of December 31, 2020 and 2019, the related consolidated statements of income, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2020, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2020, in conformity with U.S. generally accepted accounting principles.

Change in Accounting Principle

As discussed in Note 2 to the consolidated financial statements, the Company has changed its method of accounting for the recognition and measurement of credit losses as of January 1, 2020 due to the adoption of
ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments.

Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP is a Delaware limited liability partnership and a. member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Critical Audit Matters

The critical audit matters communicated below are matters arising from the current period audit of the consolidated financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the consolidated financial statements and (2) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Liability for future policy benefits for certain variable annuity guarantees

Variable annuity contracts issued by the Company offer guaranteed minimum death benefits (GMDBs) and guaranteed minimum withdrawal benefits (GMWBs). The liability for the non-life contingent component of GMWBs is considered an embedded derivative and reported at fair value. The liability for GMDBs is measured in accordance with the measurement guidance for death and other insurance benefits. As of December 31, 2020, the liability for the non-life contingent component of GMWBs was estimated to be $5.6 billion and the liability for GMDBs was estimated to be $1.4 billion. These liabilities are reported within reserves for future policy benefits and claims payable in the Company’s consolidated balance sheets. As described in Notes 2, 5, and 9 to the consolidated financial statements, the Company estimates the liabilities for the GMDBs and non-life contingent component of the GMWBs using subjective judgments related to capital market assumptions, as well as actuarially determined assumptions related to expectations of future policyholder behavior. The Company regularly evaluates and updates these assumptions, causing adjustment to the estimated liability, if actual experience or other evidence suggests that earlier assumptions should be revised.

We identified the evaluation of certain assumptions used to estimate the value of these liabilities as a critical audit matter. Due the significant measurement uncertainty, this evaluation involved subjective auditor judgment and required specialized skills and knowledge related to the assumptions for mortality, benefit utilization, lapse, and discount rates (for non-life contingent GMWB liabilities) and mortality, lapse, fund performance, and discount rates (for GMDB liabilities).

The following are the primary procedures we performed to address this critical audit matter. With the assistance of actuarial professionals with specialized skills and industry knowledge, we evaluated the design and tested the operating effectiveness of certain internal controls over the Company’s development and selection of assumptions used in the estimation of these liabilities. We involved actuarial professionals with specialized skills and industry knowledge, who assisted in:

•evaluating the appropriateness, and consistency with prior periods, of the Company’s methodology for selecting capital market and policyholder behavior assumptions

•comparing the selected assumptions with the Company’s emerging experience or market trends and evaluating the reasonableness of selected assumptions where deviations from Company experience or market trends were identified

•testing the application of the Company’s estimation methodology and confirming the use of selected assumptions by recalculating the estimated reserve for a selection of policies and comparing the results to the Company’s estimates.

2

Amortization of deferred acquisition costs

For the year ended December 31, 2020, the Company reported amortization of deferred acquisition costs (DAC) of $0.5 billion. A substantial portion of this amortization and the unamortized DAC balance as of December 31, 2020, relates to variable annuity contracts, including contracts with guaranteed benefit riders, which is amortized into income in proportion to estimated gross profits of the relevant contracts. As discussed in Note 2 to the consolidated financial statements, assumptions impacting estimated future gross profits used in the calculation of the amortization of deferred acquisition costs include but are not limited to policyholder behavior assumptions, mortality rates, investment returns and projected hedging costs. The Company regularly evaluates and updates these assumptions, causing adjustments to the estimated gross profits, if actual experience or other evidence suggests that earlier assumptions should be revised.

We identified the evaluation of certain assumptions used to estimate gross profits used in the amortization of DAC as a critical audit matter. Specifically, a high degree of subjective auditor judgment, as well as specialized skills and industry knowledge, were required in evaluating the appropriateness of certain assumptions, including mortality, lapse, benefit utilization rates, investment returns, and projected hedging costs.

The following are the primary procedures we performed to address this critical audit matter. With the assistance of professionals with specialized skills and industry knowledge, we evaluated the design and implementation and tested the operating effectiveness of certain internal controls over the Company’s process for the development and selection of the assumptions used to estimate future gross profits. We involved professionals with specialized skills and industry knowledge, who assisted in:

•evaluating the appropriateness, and consistency with prior periods, of the Company’s methodology for selecting these assumptions

•comparing each of the selected assumptions with the Company’s emerging experience or market trends and evaluating the reasonableness of selected assumptions where deviations from Company experience or market trends were identified

•testing the application of the Company’s estimation methodology and confirming the use of selected assumptions by recalculating the estimates of future gross profits for a selection of policies and comparing the results to the Company’s estimates.

We have served as the Company’s auditor since 1999.

Dallas, Texas
April 12, 2021

3

Jackson National Life Insurance Company and Subsidiaries
Consolidated Balance Sheets
(In millions, except per share information)

	December 31,
Assets	2020	2019
Investments:
Debt securities, available for sale (amortized cost: 2020, $31,125.4; 2019, $53,354.2, including allowance for credit losses of $13.6 and nil at December 31, 2020 and 2019, respectively)	$34,489.7	$56,823.0
Equity securities, at fair value	1,590.4	1,531.8
Commercial mortgage loans, net of allowance for credit losses of $131.9 and $8.9 at December 31, 2020 and 2019, respectively	7,742.0	9,903.6
Policy loans	1,052.0	1,119.9
Freestanding Derivative instruments	2,219.6	1,486.4
Other invested assets	375.4	382.2
Total investments	47,469.1	71,246.9
Cash and cash equivalents	1,458.7	1,820.4
Accrued investment income	363.4	588.6
Deferred acquisition costs	13,342.5	11,665.2
Reinsurance recoverable, net of allowance for credit losses of $12.6 and nil at December 31, 2020 and 2019, respectively	35,263.3	8,410.2
Funds withheld reinsurance assets, including $3,622.1 and $3,736.9 at fair value under fair value option at December 31, 2020 and 2019, respectively	3,626.5	3,760.3
Deferred income taxes, net	1,004.4	676.8
Receivables from affiliates	228.8	247.8
Other assets	1,201.8	1,269.5
Separate account assets	219,062.9	195,070.5
Total assets	$323,021.4	$294,756.2

Liabilities and Equity
Liabilities
Reserves for future policy benefits and claims payable	$21,362.9	$19,128.4
Other contract holder funds	64,293.4	64,048.4
Funds held under reinsurance treaties, at fair value under the fair value option	3,626.5	3,760.3
Debt	533.4	574.7
Securities lending payable	12.3	48.3
Derivative instruments	43.1	24.3
Other liabilities	4,486.6	2,999.1
Separate account liabilities	219,062.9	195,070.5
Total liabilities	313,421.1	285,654

Equity
Common stock, $1.15 par value; authorized 50,000 shares;
issued and outstanding 12,000 shares	13.8	13.8
Additional paid-in capital	4,588.3	4,088.3
Shares held in trust	(4.3)	(4.3)
Equity compensation reserve	7.7	0.5
Accumulated other comprehensive income (loss), net of tax expense
of $435.1 in 2020 and $331.0 in 2019	2,773.5	2,475.5
Retained earnings	2,221.3	2,528.4
Total stockholder's equity	9,600.3	9,102.2
Total liabilities and equity	$323,021.4	$294,756.2
See accompanying Notes to Consolidated Financial Statements.

4

Jackson National Life Insurance Company and Subsidiaries
Consolidated Income Statements
(In millions)

	Years Ended December 31,
	2020	2019	2018
Revenues
Fee income	$6,504.4	$6,325	$6,183
Premium	129.7	537.1	5,122.8
Net investment income	1,989.1	2,688.6	2,475.1
Net losses on derivatives and investments	(4,002.9)	(6,386.7)	(498.8)
Other income	64.5	69.5	60.6
Total revenues	4,684.8	3,233.5	13,342.7
Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	1,234.6	1,430	6,942.1
Interest credited on other contract holder funds, net of deferrals	1,202.3	1,632.5	1,547.6
Interest expense	43.8	83.6	86.2
Operating costs and other expenses, net of deferrals	807.7	1,907	1,340.2
Cost of reinsurance	2,520.1	—	—
Amortization of deferred acquisition and sales inducement costs	(390.1)	(981.4)	1,151.2
Total benefits and expenses	5,418.4	4,071.7	11,067.3
Pretax (loss) income	(733.6)	(838.2)	2,275.4
Income tax (benefit) expense	(482)	(373.4)	248.4
Net (loss) income	$(251.6)	$(464.8)	$2,027.0

See accompanying Notes to Consolidated Financial Statements.

5

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Comprehensive Income
(In millions)

	Years Ended December 31,
	2020	2019	2018

Net (loss) income	$(251.6)	$(464.8)	$2,027.0

Other comprehensive income, net of tax:
Net unrealized gains (losses) on securities not impaired (net of tax expense (benefit) of: 2020 $412.6; 2019 $689.5; 2018 $(352.6))	1,458.8	2,593.9	(1,326.3)

Change in unrealized gains on securities for which an allowance for credit losses has been recorded (net of tax expense of: 2020 $1.2)	4.4	—	—

Net unrealized losses on other impaired securities (net of tax benefit of: 2019 $0.1; 2018 $0.1)	—	(0.5)	(0.3)

Reclassification adjustment for (losses) gains included in net income (net of tax (benefit) expense of: 2020 $(309.7); 2019 $17.2; 2018 $(23.7))	(1,165.2)	64.8	(89.2)

Total other comprehensive income (loss)	298.0	2,658.2	(1,415.8)
Comprehensive income	$46.4	$2,193.4	$611.2

See accompanying Notes to Consolidated Financial Statements.

6

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Equity
(In millions)

					Accumulated
		Additional		Equity	Other		Total
	Common	Paid-In	Shares Held	Compensation	Comprehensive	Retained	Stockholder's
	Stock	Capital	In Trust	Reserve	Income	Earnings	Equity
Balances as of December 31, 2017	$13.8	$3,816.1	$(18.9)	$10.2	$1,093	$2,083.2	$6,997.4

Net income	—	—	—	—	—	2,027.0	2,027.0
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	(1,415.8)	—	(1,415.8)
Capital Contribution	—	152.2	—	—	—	—	152.2
Dividends to stockholder	—	—	—	—	—	(451.9)	(451.9)
Cumulative effects of changes in accounting principles, net of tax	—	—	—	—	140.1	(140.1)	—
Shares acquired at cost	—	—	(5.4)	—	—	—	(5.4)
Shares distributed at cost	—	—	12.9	—	—	—	12.9
Reserve for equity compensation plans	—	—	—	(0.2)	—	—	(0.2)
Fair value of shares issued under equity compensation plans	—	—	—	(6.4)	—	—	(6.4)
Balances as of December 31, 2018	13.8	3,968.3	(11.4)	3.6	(182.7)	3,518.2	7,309.8

Net loss	—	—	—	—	—	(464.8)	(464.8)
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	2,658.2	—	2,658.2
Capital Contribution	—	120.0	—	—	—	—	120.0
Dividends to stockholder	—	—	—	—	—	(525.0)	(525.0)
Shares acquired at cost	—	—	(2.8)	—	—	—	(2.8)
Shares distributed at cost	—	—	9.9	—	—	—	9.9
Reserve for equity compensation plans	—	—	—	1.2	—	—	1.2
Fair value of shares issued under equity
compensation plans	—	—	—	(4.3)	—	—	(4.3)
Balances as of December 31, 2019	13.8	4,088.3	(4.3)	0.5	2,475.5	2,528.4	9,102.2

Net loss	—	—	—	—	—	(251.6)	(251.6)
Change in unrealized investment gains
and losses, net of tax	—	—	—	—	298.0	—	298.0
Change in accounting principle, net of tax	—	—	—	—	—	(55.5)	(55.5)
Capital Contribution	—	500.0	—	—	—	—	500.0
Shares acquired at cost	—	—	(17.6)	—	—	—	(17.6)
Shares distributed at cost	—	—	17.6	—	—	—	17.6
Reserve for equity compensation plans	—	—	—	7.6	—	—	7.6
Fair value of shares issued under equity
compensation plans	—	—	—	(0.4)	—	—	(0.4)
Balances as of December 31, 2020	$13.8	$4,588.3	$(4.3)	$7.7	$2,773.5	$2,221.3	$9,600.3
See accompanying Notes to Consolidated Financial Statements.

7

Jackson National Life Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2020	2019	2018
Cash flows from operating activities:
Net (loss) income	$(251.6)	$(464.8)	$2,027.0
Adjustments to reconcile net income to net cash provided by
operating activities:
Net realized (gains) losses on investments	(474.7)	(192.9)	18.6
Net losses on derivatives	7,368.6	6,579.6	480.1
Interest credited on other contract holder funds, gross	1,204.6	1,639.6	1,556.1
Mortality, expense and surrender charges	(593.2)	(641.0)	(663.1)
Amortization of discount and premium on investments	48.2	20.3	7.3
Deferred income tax (benefit) expense	(416.9)	(672.9)	134.5
Share-based compensation	44.4	54.8	26.3
Cash (paid to) received from reinsurance transaction	(31.7)	36.6	321.9
Change in:
Accrued investment income	47.4	38.8	36.0
Deferred sales inducements and acquisition costs	(1,359.4)	(1,788.6)	392.1
Income tax accruals	(60.8)	(79.7)	72.2
Other assets and liabilities, net	(222.9)	(161.4)	274.7
Net cash provided by operating activities	5,302.0	4,368.4	4,683.7

Cash flows from investing activities:
Sales, maturities and repayments of:
Debt securities	14,683.4	10,050.9	5,521.0
Equity securities	82.0	470.1	135.5
Commercial mortgage loans	1,127.1	1,242.8	1,028.6
Purchases of:
Debt securities	(16,041.6)	(10,514.9)	(7,873.6)
Equity securities	(75.0)	(129.9)	(559.3)
Commercial mortgage loans	(827.1)	(1,750.1)	(1,070.4)
Other investing activities	(5,345.6)	(7,684.0)	2,334.1
Net cash used in investing activities	(6,396.8)	(8,315.1)	(484.1)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	19,631.7	22,633.9	21,009.2
Withdrawals	(23,152.9)	(23,106.4)	(21,972.9)
Net transfers from (to) separate accounts	2,560.6	2,646.2	(225.0)
Net (payments on) proceeds from repurchase agreements	1,100.0	—	—
Net proceeds from (payments on) Federal Home Loan Bank notes	79.9	300.1	(600.1)
Net proceeds from (payments on) debt	13.8	16.1	22.4
Shares held in trust at cost, net	—	7.1	7.4
Capital contribution from Parent	500.0	86.6	100.0
Payment of cash dividends to Parent	—	(525.0)	(450.0)
Net cash provided by (used in) financing activities	733.1	2,058.6	(2,109.0)

Net (decrease) increase in cash and cash equivalents	(361.7)	(1,888.1)	2,090.6

Cash and cash equivalents, beginning of year	1,820.4	3,708.5	1,617.9
Cash and cash equivalents, end of year	$1,458.7	$1,820.4	$3,708.5

Supplemental Cash Flow Information
Income tax paid (received)	$(3.8)	$379.3	$35.4
Interest paid	$26.4	$30.8	$33.0
See accompanying Notes to Consolidated Financial Statements.

8

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

1.    Business and Basis of Presentation

Jackson National Life Insurance Company (the “Company” or “Jackson”) is wholly owned by Brooke Life Insurance Company (“Brooke Life” or the “Parent”), which is wholly owned by the US parent, Jackson Financial Inc. (“Jackson Financial”), a majority-owned subsidiary of Prudential plc (“Prudential”), London, England. Jackson, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products (including immediate, index linked, and deferred fixed and variable annuities), guaranteed investment contracts (“GICs”) and individual life insurance products, including variable universal life, in all 50 states and the District of Columbia.

The consolidated financial statements include accounts, after the elimination of intercompany accounts and transactions, of the following:
•    Life insurers: Jackson and its wholly owned subsidiaries Jackson National Life Insurance Company of New York (“JNY”), Squire Reassurance Company LLC (“Squire Re”), Squire Reassurance Company II, Inc. (“Squire Re II”), VFL International Life Company SPC, LTD and Jackson National Life (Bermuda) LTD;
•    Wholly owned broker-dealer, investment management and investment advisor subsidiaries: Jackson National Life Distributors, LLC, Jackson National Asset Management, LLC;
•    PGDS (US One) LLC (“PGDS”), a wholly owned subsidiary that provides certain services to Jackson and certain affiliates;
•    Other insignificant wholly owned subsidiaries; and
•    Other insignificant partnerships, limited liability companies and variable interest entities (“VIEs”) in which Jackson is deemed the primary beneficiary.

Other
As a result of the spread of the COVID-19 coronavirus, economic uncertainties have arisen which may have an impact on the Company’s capital position. As the economic uncertainties are on-going, the potential impact continues to vary and is unknown at this time. The Company has implemented business continuity plans that were already in place to ensure the availability of services for our customers, work at home capabilities for our staff, where appropriate, and other ongoing risk management activities related to the current ongoing market stress.

On January 28, 2021, Prudential announced that they plan to pursue the separation of its US business operations in the second quarter of 2021 through a demerger. The demerger, which is subject to shareholder and regulatory approval, would result in a significantly earlier separation of the US business operations than originally announced in 2020.

On June 18, 2020, the Company announced that it had entered into a funds withheld coinsurance agreement with Athene Life Re Ltd. (“Athene”) effective June 1, 2020 to reinsure on 100% quota share basis a block of Jackson’s in-force fixed and fixed-index annuity product liabilities in exchange for a $1.2 billion ceding commission, which was subject to a post-closing adjustment. Jackson allocated investments with a book value of approximately $25.6 billion in support of reserves associated with the transaction to a segregated custody account, which investments are subject to an investment management agreement between Jackson and Apollo Insurance Solutions Group LP (“Apollo”), an Athene affiliate. The Company retains title to the custody account and assets therein, however Apollo manages all of the assets held in the related funds withheld account and the total returns of the assets ultimately inure to the benefit of Athene under the terms of the coinsurance agreement. To further support its obligations under the reinsurance agreements, Athene procured $1.2 billion in letters of credit for Jackson’s benefit and established a trust account for Jackson’s benefit, which had a book value of approximately $69.5 million. In September 2020, the post-closing settlement resulted in ceded premium of $6.3 million and a decrease of $28.5 million in ceding commission.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Intercompany accounts and transactions have been eliminated upon consolidation. Certain amounts in the 2019 notes to the consolidated financial statements have been reclassified to conform to the 2020 presentation, as further described below.

In 2020, the Company revised its income statement presentation of derivatives to include all cash settlements and changes in fair value within one line item. In prior years, the periodic cash settlements with respect to interest rate swap derivatives of $72.6 million and $126.2 million in 2019 and 2018, respectively, were included in net investment income. As a result of this change, the Company has amended the income statement line item description to “Net losses on derivatives and
9

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

investments” and has reflected this change accordingly within the Company’s Investments (Note 3), Derivative Instruments (Note 4), and Fair Value Measurements (Note 5) disclosures. In addition, this change has also been reflected in Segment Information (Note 13), as the cash settlement portion of the derivative income was previously reflected in net investment income and, therefore, was included in pretax adjusted operating earnings. The Company believes this presentation to be correct and have added a line to include these settlements in operating revenues. This change was a presentational change only, it did not impact total revenue or operating revenues. The Company concluded this change to be an immaterial correction of an error.

In 2020, the Company updated its disclosure within Investments (Note 3) to disclose the carrying value and maximum exposure to loss for unconsolidated VIEs. The Company determined that the maximum exposure to loss of $1,979.4 million and $1,765.8 million as of December 31, 2019 and 2018, respectively, was not explicitly stated in the Company’s prior financial statements. Additionally, amortized cost was not explicitly stated to be the maximum exposure to loss related to mutual funds in the Company’s prior financial statements. Based on the qualitative disclosures that were provided previously in the Company’s notes to consolidated financial statements, the prior omission of the quantitative information was not deemed to be material.

The Company concluded the correction of the disclosure errors noted above are immaterial. In addition, the Company concluded these errors did not have any impact on its consolidated balance sheets or consolidated statement of cashflows.

In 2020, the Company revised its balance sheet presentation with respect to assets held as collateral for reinsurance and has determined to separately report these assets within a single line item. As a result, the Company has reclassified the $3.6 billion and $3.7 billion of funds withheld assets at December 31, 2020 and 2019, respectively, into one line item called “Funds withheld reinsurance assets,” within its consolidated balance sheets. In addition, the Company has reflected this change accordingly within its Investments (Note 3) and Fair Value Measurements (Note 5) disclosures, as applicable. This change was an asset presentational change only and did not have any impact on total assets.

Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the consolidated financial statements and the accompanying notes. Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments and derivative instruments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is necessary; 2) assessments as to whether certain entities are variable interest entities, the existence of reconsideration events and the determination of which party, if any, should consolidate the entity; 3) assumptions impacting estimated future gross profits, including but not limited to, policyholder behavior, mortality rates, projected hedging costs, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 4) assumptions used in calculating policy reserves and liabilities, including but not limited to, policyholder behavior, mortality rates, expenses, investment returns and policy crediting rates; 5) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 6) estimates related to expectations of credit losses on certain financial assets and off balance sheet exposures; 7) assumptions and estimates associated with the Company’s tax positions, including an estimate of the dividends received deduction, which impact the amount of recognized tax benefits recorded by the Company; 8) value of guaranteed benefits; and 9) value of business acquired, its recoverability and amortization. These estimates and assumptions are based on management’s best estimates and judgments. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate. As facts and circumstances dictate, these estimates and assumptions may be adjusted. Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in estimates, including those resulting from continuing changes in the economic environment, will be reflected in the consolidated financial statements in the periods the estimates are changed.

2.    Summary of Significant Accounting Policies

Changes in Accounting Principles – Adopted in Current Year
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments,” which provides a new current expected credit loss (“CECL”) model to account for credit losses on certain financial assets and off-balance sheet exposures. The model requires an entity to estimate lifetime credit losses related to such financial assets and
10

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The guidance also modified the current other-than-temporary impairment guidance for available for sale debt securities to require the use of an allowance rather than a direct write down of the investment and replaces existing guidance for purchased credit deteriorated loans and debt securities. The guidance also requires enhanced disclosures. Effective January 1, 2020, the Company adopted ASU 2016-13 and all related amendments with a cumulative effect pre-tax adjustment of $70.2 million to reduce retained earnings, primarily related to the Company’s commercial mortgage loans and reinsurance recoverable.

In August 2018, the FASB issued ASU No. 2018-15, “Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract,” which align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. Effective January 1, 2020, the Company prospectively adopted ASU 2018-15 and all related amendments to implementation costs incurred during the year. The adoption of ASU 2018-15 did not have a significant effect on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurements,” which modifies the disclosure requirements on fair value measurements. Effective January 1, 2020, the Company adopted ASU No. 2018-13, resulting in revised disclosures within the Company’s consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. The new guidance provides optional expedients for applying GAAP to contracts and other transactions affected by reference rate reform, and is effective for contract modifications made between March 12, 2020 and December 31, 2022. If certain criteria are met, an entity will not be required to remeasure or reassess contracts impacted by reference rate reform. This standard may be elected and applied prospectively as reference rate reform unfolds, but no contracts were modified prior to year end. The adoption of the new guidance did not have an impact on the consolidated financial statements. The Company will continue to evaluate the impacts of reference rate reform on contract modifications and other transactions through December 31, 2022.

Changes in Accounting Principles – Issued but Not Yet Adopted
In August 2018, the FASB issued ASU No. 2018-12, “Targeted Improvements to the Accounting for Long Duration Contracts,” which includes changes to the existing recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. The amendments in this Update contain four significant changes: 1) For the calculation of the liability for future policy benefits of nonparticipating traditional and limited-payment insurance and reinsurance contracts, cash flow assumptions and discount rates will be required to be updated at least annually; 2) Market risk benefits, a new term for certain contracts or features that provide for potential benefits in addition to the account balance which exposes the insurer to other than nominal market risk, will be measured at fair value; 3) deferred acquisition costs (“DAC”) will be amortized on a constant-level basis, independent of profitability; and 4) enhanced disclosures, including quantitative information in rollforwards for balance sheet accounts, as well as information about significant inputs, judgments, assumptions and methods used in measurement will be required. ASU No. 2018-12 is effective for fiscal years beginning after December 15, 2022, with required retrospective application to January 1, 2021. Early adoption is permitted. The Company has begun its implementation efforts and is currently assessing the impact of the new guidance. Given the nature and extent of the required changes, the adoption of this standard is expected to have a significant impact on the Company’s consolidated financial statements and disclosures. In addition to the initial balance sheet impact upon adoption, the Company also expects a change in the pattern of future profit emergence.

Comprehensive Income
Comprehensive income includes all changes in stockholders’ equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale debt securities.

Investments
Debt securities consist primarily of bonds, notes, and asset-backed securities. Acquisition discounts and premiums on debt securities are amortized into investment income through call or maturity dates using the effective interest method. Discounts and premiums on asset-backed securities are amortized over the estimated redemption period. Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company
11

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

might not recover substantially all of its recorded investment due to unanticipated prepayment events. For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis. The carrying value of such securities was $40.0 million and $220.1 million as of December 31, 2020 and 2019, respectively.

Debt securities are generally classified as available for sale and are carried at fair value. For debt securities in an unrealized loss position, for which the Company deems an impairment necessary, the amortized cost may be written down to fair value through net losses on derivatives and investments, or an allowance for credit loss (“ACL”) may be recorded along with a charge to net losses on derivatives and investments. This is further described in Note 3.

Certain debt securities included from consolidation of certain variable interest entities are classified as available for sale and are carried at fair value under the fair value option with changes in fair value included in net investment income. Other debt securities included from the consolidation of certain variable interest entities are classified as trading securities and are carried at fair value with the changes in fair value included in net investment income.

Equity securities include common stocks, preferred stocks, mutual funds, and limited partnerships. Carrying values for limited partnership investments are generally determined by using the proportion of the Company’s investment in each fund (Net Asset Value (“NAV”) equivalent) as a practical expedient for fair value. All equity securities are carried at fair value with changes in value included in net investment income.

Commercial mortgage loans are carried at the aggregate unpaid principal balance, adjusted for any applicable unamortized discount or premium, or ACL. Acquisition discounts and premiums on mortgage loans are amortized into investment income through maturity dates using the effective interest method. Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate. Interest income and amortization of premiums and discounts are reported in net investment income along with prepayment fees and mortgage loan fees, which are recorded as incurred.

The Company reviews mortgage loans on a quarterly basis to estimate the ACL with changes in the ACL recorded in net losses on derivatives and investments. Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The process for determining the ACL is further described in Note 3.

Unfunded commitments are included in the model and an ACL is determined accordingly. Credit loss estimates are pooled by property type and the Company does not include accrued interest in the determination of ACL.

Mortgage loans on real estate deemed uncollectible are charged against the ACL, and subsequent recoveries, if any, are credited to the ACL, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Accrued interest receivables are presented separate from the amortized cost of debt securities and mortgage loans. An ACL is not estimated on an accrued interest receivable, rather receivable balances that are deemed uncollectable are written off with a corresponding reduction to net investment income.

Policy loans are loans the Company issues to contract holders that use the cash surrender value of their life insurance policy or annuity contract as collateral. At both December 31, 2020 and 2019, the Company had $1.1 billion of policy loans, which were carried at the unpaid principal balances.

Other invested assets primarily include investments in Federal Home Loan Bank capital stock and real estate. Federal Home Loan Bank capital stock is carried at cost and adjusted for any impairment. Real estate is carried at the lower of depreciated cost or fair value.

The Company’s involvement with variable interest entities (“VIEs”) is primarily to invest in assets that gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance the activities of the entity without additional subordinated financial support, or where investors lack certain characteristics of a controlling financial interest. The Company performs ongoing qualitative assessments of variable interests in VIEs to determine whether it has a controlling financial interest and would, therefore, be considered the primary beneficiary of the VIE. If the Company determines it is the primary beneficiary of a VIE, it consolidates the assets and liabilities of the VIE in its consolidated financial statements.

12

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Realized gains and losses on sales of investments are recognized in income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on certain investments that are classified as available for sale and the non-credit related portion of other-than-temporary impairment charges, prior to adoption of ASU 2016-13, are excluded from net income and included as a component of other comprehensive income and total equity, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements. The changes in unrealized gains and losses on investments for which Jackson elected the fair value option are included in net investment income.

Freestanding Derivative Instruments
The Company enters into financial derivative transactions, including, but not limited to, swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, credit quality or degree of exposure with respect to assets, liabilities or future cash flows which the Company has acquired or incurred. The Company does not account for freestanding derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements were followed. As a result, freestanding derivatives are carried at fair value with settlements and changes in fair value recorded in net losses on derivatives and investments, as further detailed in Note 4.

With respect to the Company’s interest rate swaps and cross-currency swaps, which are further described in Note 4, the Company records the income related to periodic interest payment settlements within net losses on derivatives and investments. Although the Company does not account for these as cash flow hedges, the income from these settlements is considered operating income due to the cash settlement nature and is reported, as such, within the Company’s segment related disclosure within pretax adjusted operating earnings.

The Company manages the potential credit exposure for over-the-counter derivative contracts through evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance. There were no charges due to nonperformance by derivative counterparties in 2020, 2019, or 2018.

Embedded Derivatives
Certain liabilities, including trust instruments supported by funding agreements, fixed index annuities and guarantees offered in connection with variable or fixed index annuities issued by the Company, may contain embedded derivatives. Derivatives embedded in certain host insurance contracts that have been separated for accounting and financial reporting purposes, are carried at fair value. The results from changes in value of embedded derivatives are reported in net income, as further detailed in Note 4.

See “Variable Annuity Guarantees” and “Fixed Index Annuities” for additional information on the accounting policies for embedded derivatives bifurcated from insurance host contracts.

Variable Annuity Guarantees
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, including non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum withdrawal benefits for life (“GMWB for Life”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. Variable annuity embedded derivatives are carried at fair value on the Company’s balance sheet as a component of reserves for future policy benefits and claims payable. The Company discontinued offering the GMIB in 2009 and GMAB in 2011.

The non-life contingent component of GMWB and GMWB for Life contracts consists of those guaranteed withdrawal amounts paid to the contract holder in excess of the account value of the contract, up to the amount of the living benefit base. Withdrawal amounts paid to the contract holder in excess of the living benefit base are considered life contingent, and are accounted for as insurance benefits. GMABs and non-life contingent components of GMWB and GMWB for Life contracts are recorded at fair value with changes in fair value recorded in net losses on derivatives and investments. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees
13

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).

Fair values for GMWB, GMWB for Life, and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations regarding policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

The fair value of a liability reflects the effect of nonperformance risk. Nonperformance risk includes, but may not be limited to, a reporting entity’s own credit risk. The Company incorporates nonperformance risk into the fair value calculation through the use of discount rates based on a blend of observed market yields on debt for life insurers with similar credit ratings to the Company and matrix pricing data for expected yields on Jackson Financial debt (either actual debt issuance or indicative quotes) adjusted to operating company levels.

As markets change, mature and evolve and actual policyholder behavior emerges, management regularly evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could be significantly different than this fair value.

Fixed Index Annuities
The equity-linked option associated with fixed index annuities issued by the Company is accounted for at fair value as an embedded derivative on the Company’s consolidated balance sheets as a component of other contract holder funds, with changes in fair value recorded in net income. The fair value is determined using an option-budget method with capital market inputs of market index returns and discount rates as well as actuarial assumptions including lapse, mortality and withdrawal rates. Thus, favorable equity market movements causes increases in future contract holder benefits, resulting in an increase in the fair value of the embedded derivative liability (and vice versa). The Company also establishes a host contract reserve to support the underlying guaranteed account value growth. This host reserve is a component of other contract holder funds on the Company’s consolidated balance sheets. In addition, longevity riders may be issued on fixed index annuities. The benefits for these riders are reserved for as insurance benefits similarly to the life-contingent variable annuity guaranteed benefits described above, and are a component of reserves for future policy benefits and claims payable on the Company’s consolidated balance sheets.

14

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits.

Fair Value Measurement
Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All financial assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include U.S. Treasury securities and exchange traded equity securities and derivative instruments.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities that are model priced using observable inputs are classified within Level 2. Also included are freestanding and embedded derivative instruments that are priced using models with observable market inputs.

Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivatives that are valued using unobservable inputs are included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company determines the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate. When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument. At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments. In such instances, there may be no or limited observable market data for these assets and liabilities. Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors. These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed. As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

Refer to Note 5 for further discussion of the methodologies used to determine fair values of the Company’s financial instruments.

Deferred Acquisition Costs
Under current accounting guidance, certain costs that are directly related to the successful acquisition of new or renewal insurance business are capitalized as deferred acquisition costs. These costs primarily pertain to commissions and certain costs associated with policy issuance and underwriting. All other acquisition costs are expensed as incurred.

15

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including net losses on derivatives and investments, for annuities and interest-sensitive life products. Due to volatility of certain factors that affect gross profits, including net losses on derivatives and investments, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest. Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2020 and 2019, deferred acquisition costs decreased by $168.2 million and $573.8 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels. The mean reversion methodology achieves this objective by applying a dynamic adjustment to the assumption for short-term future investment returns. Under this methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight-year period is 7.15% for 2020 and 7.4% for 2019, after external investment management fees. The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years. At December 31, 2020 and 2019, projected returns under mean reversion were within the range bound by the 15% cap and 0% floor. At December 31, 2020 and 2019, projected returns after the next five years were set at 7.15% and 7.4%, respectively.

In 2020, amortization of deferred acquisition costs included a write-off of $625.8 million related to the blocks of fixed and fixed-index annuity business, as a result of the Athene transaction. Subsequently, amortization of deferred acquisition costs increased $9.5 million as a result of changes in spread due to the transfer of Athene related investments to a funds withheld custody account.

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred acquisition costs amortization. No such write-offs were required for 2020, 2019, and 2018.

Deferred Sales Inducements
Under current accounting guidance, certain sales inducement costs that are directly related to the successful acquisition of new or renewal insurance business arecapitalized as deferred sales inducement costs. Bonus interest on deferred fixed annuities and contract enhancements on fixed index annuities and variable annuities are capitalized as deferred sales inducements and included in other assets. Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including net losses on derivatives and investments. Due to volatility of certain factors that affect gross profits, including net losses on derivatives and investments, amortization may be a benefit or a charge in any given period. In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest. Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.

As certain available for sale debt securities are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. This adjustment, along with the change in net unrealized gains (losses) on available for sale debt securities, net of applicable tax, is credited or charged directly to equity as a component of other comprehensive income. At December 31, 2020 and 2019, deferred sales inducements decreased by $1.0 million and $88.6 million, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

16

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

In 2020, amortization of deferred sales inducements included a write-off of $138.2 million related to the blocks of fixed and fixed-index annuity business, as a result of the Athene transaction.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts. Any amount deemed unrecoverable is written off with a charge through deferred sales inducements amortization. No such write-offs were required for 2020, 2019, and 2018.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include, but may not be limited to, policyholder behavior, mortality rates, expenses, projected hedging costs, investment returns and policy crediting rates. Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity guaranteed benefit reserves are adjusted with a corresponding benefit or charge to net income.

Reinsurance and Funds Held Under Reinsurance Treaties
The Company enters into assumed and ceded reinsurance agreements with other companies in the normal course of business. Ceded reinsurance agreements are reported on a gross basis on the Company’s consolidated balance sheets as an asset for amounts recoverable from reinsurers or as a component of other assets or liabilities for amounts, such as premiums, owed to or due from reinsurers. Reinsurance assumed and ceded premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premium income and benefit expenses are reported net of reinsurance assumed and ceded.

Athene Reinsurance
As previously mentioned above, the Company entered into a funds withheld coinsurance agreement with Athene effective June 1, 2020 to reinsure on 100% quota share basis, a block of Jackson’s in-force fixed and fixed-index annuity product liabilities. In connection with this reinsurance transaction, the Company transferred assets to a segregated custody account. The Company assessed the criteria under ASC 860 “Transfers and Servicing” with respect to the derecognition of assets and concluded the transfer met the criteria. As a result, the Company recognized a realized gain of $2.9 billion on these assets at the time of transfer. The Company also recorded a cost of reinsurance of $2.5 billion. Cost of reinsurance included the net impact of the ceded premium of $30.1 billion and ceded reserves of $27.6 billion.

The following table summarizes the impact of the Athene transaction on the consolidated statements of income for the year ended December 31, 2020 (in millions):

2020
Contractual ceding commission	$1,202.6
Cost of reinsurance	(2,520.2)
DAC write-off	(764.0)
Realized gain	2,891.0
Total pretax gain on Athene	$809.4

Swiss-Re Reinsurance
The Company has three retrocession reinsurance agreements (“retro treaties”) with Swiss Reinsurance Company Ltd. (“SRZ”). Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business.

As a result, the Company holds certain assets, as collateral for the reinsurance recoverable. Investment income and net losses on derivatives and investments earned on assets held as collateral are paid by the Company to the reinsurer, pursuant to the terms of the agreements. Investment income and net losses on derivatives and investments are reported net of investment income and net losses on derivatives and investments on funds held under reinsurance treaties, with no net impact on the Company’s consolidated income statements.

17

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The Company elected the fair value option for assets which are held as collateral for reinsurance, as further described below. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral.

The income credited to SRZ on the funds held for the retro treaties is based on the income earned on those assets, which results in an embedded derivative (total return swap). However, the Company elected the fair value option for the funds held liability, which is carried at fair value with changes in fair value reported in net investment income. Accordingly, the embedded derivative is not bifurcated or separately valued.

Receivables from Affiliates
Effective December 30, 2016, the Company executed a reserve financing transaction, whereby, for statutory reporting, the risk on $319.0 million of statutory basis redundant term life reserves was transferred to a third-party reinsurer. In conjunction with the transaction, Squire Re II financed the excess reserves through a surplus note (the “Squire Surplus Note”) issued to an affiliate, Brier Capital LLC (“Brier”), in return for a note receivable from Brier (the “Financing Note”). Quarterly interest payments due under the Financing Note and the Squire Surplus Note are offset against each other and only the net amounts are due. The outstanding principal on the Financing Note and the Squire Surplus Note, each initially $344.0 million, are expected to increase or decrease in relation to changes in the excess reserves financed. The Financing Note, reported in Receivables from Affiliates, matures December 30, 2031 and bears interest at 4.00%. The outstanding balance of both the Financing Note and the Squire Surplus Note was $211.4 million and $247.8 million at December 31, 2020 and 2019, respectively.

Jackson provides a revolving credit facility to Jackson Holdings, LLC, an upstream holding company. There was no outstanding balance at December 31, 2020 or 2019.

Value of Business Acquired
The Company has an intangible asset representing the value of business acquired (“VOBA”), which is included in other assets. In connection with the acquisition of insurance policies and investment contracts in the acquisition of a business, a portion of the purchase price is assigned to the right to receive future gross profits from the acquired insurance policies and investment contracts. This intangible asset, or VOBA, represents the actuarially estimated present value of future cash flows from the acquired policies. The Company established a VOBA intangible asset for previously acquired traditional life insurance products and deferred annuity contracts. This intangible asset is amortized over the life of the business, which approximates 20 years. The unamortized VOBA balance is subject to recoverability testing at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits.

Income Taxes
The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as certain foreign jurisdictions.

Jackson files a consolidated federal income tax return with Brooke Life, JNY, and, Squire Re II. Jackson National Life (Bermuda) LTD and VFL International Life Company SPC, LTD are taxed as controlled foreign corporations of Jackson. With the exception of several insignificant wholly owned subsidiaries that are not included in the Jackson consolidated tax return, all other subsidiaries are limited liability companies with all of their interests owned by Jackson. Accordingly, they are not considered separate entities for income tax purposes and, therefore, are taxed as part of the operations of Jackson. Income tax expense is the amount calculated on a separate company basis.

Brooke Life, Jackson, JNY, and Squire Re II have entered into written tax sharing agreements. These tax sharing agreements are generally based on a separate return basis with benefits for credits and losses.

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the effects of recording certain invested assets at market value, the deferral of acquisition costs and sales inducements and the provisions for future policy benefits and expenses. Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized. Jackson is required to test the value of deferred tax assets for realizability. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will
18

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

not be realized. In determining the need for a valuation allowance, the Company considers the carryback eligibility of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. In order to recognize a tax benefit in the consolidated financial statements, there must be a greater than fifty percent chance of success of the Company’s position being sustained by the relevant taxing authority with regard to that tax position. Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
For traditional life insurance contracts, which include term and whole life, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, lapse and expenses, plus provisions for adverse deviations. These assumptions are not unlocked unless the reserve is determined to be deficient. Interest rate assumptions range from 2.5% to 6.0%. Lapse, mortality, and expense assumptions for recoverability are based primarily on Company experience. The Company’s liability for future policy benefits also includes net liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

Group payout annuities consist of a closed block of defined benefit annuity plans. The liability for future benefits for these limited payment contracts is calculated using assumptions as of the acquisition date as to mortality and expense plus provisions for adverse deviation.

In conjunction with a prior acquisition, the Company recorded a fair value adjustment at acquisition related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the inforce liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate at acquisition. This adjustment was recorded in reserves for future policy benefits and claims payable. This reserve is reassessed at the end of each period, taking into account changes in the inforce block. Any resulting change in the reserve is recorded as a change in policy reserve through the consolidated income statements.

For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business. For fixed deferred annuities, the fixed option on variable annuities, guaranteed investment contracts and other investment contracts, the liability is the policyholder’s account value, plus, as applicable, the unamortized balance of the previously mentioned fair value adjustment. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the minimum payments for life rider.

The Company has formed both a special purpose vehicle and a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with the Company and secured by the issuance of funding agreements.

Those Medium Term Note instruments issued in a foreign currency have been economically hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency gains and losses using exchange rates as of the reporting date. Foreign currency gains and losses are included in net losses on derivatives and investments.

Jackson and Squire Re are members of the Federal Home Loan Bank of Indianapolis (“FHLBI”) primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding
19

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

facilities. Members are required to purchase and hold a minimum amount of FHLBI capital stock, plus additional stock based on outstanding advances. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI.

The Company’s institutional products business is comprised of the guaranteed investment contracts, funding agreements and FHLBI funding agreement advances described above.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position. A reserve is established for contingent liabilities if it is probable that a loss has been incurred and the amount is reasonably estimable. It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position. However, it is the opinion of management that the ultimate disposition of contingent liabilities is unlikely to have a material adverse effect on the Company's financial position.

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2020 and 2019, the assets and liabilities associated with variable life and annuity contracts were $219.1 billion and $195.1 billion, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Refer to Notes 9 and 14 for additional information regarding the Company’s contractual guarantees. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the above mentioned assets and liabilities is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account – II, which had balances of $364.5 million and $316.3 million at December 31, 2020 and 2019, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the consolidated income statements.

Debt
Liabilities for the Company’s debt are primarily carried at an amount equal to the unpaid principal balance. Original issuance discount or premium and any debt issue costs, if applicable, are recognized as a component of interest expense over the period the debt is expected to be outstanding. Refer to Note 10 for further information regarding the Company’s debt.

Share-Based Compensation
As more fully described in Note 16, the Company has certain share award plans that are either equity settled or liability settled. The Company recognizes compensation expense based on a grant-date award fair value, ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished through provisions for future policy benefits and the deferral and amortization of certain acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of investment income and charges assessed against the account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Fee income also includes revenues related to asset management fees and certain service fees. Surrender benefits are treated as repayments of the policy holder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting
20

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

and other direct acquisition expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished through deferral and amortization of acquisition costs and sales inducements. Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain. In these cases, receipts of interest on such securities are used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through April 12, 2021, which is the date the consolidated financial statements were available to be issued.

On February 10, 2021, senior leadership changes were announced appointing Laura Prieskorn as Chief Executive Officer and Marcia Wadsten as Chief Financial Officer of the Company.

3.    Investments

Investments are comprised primarily of fixed-income securities and loans, primarily publicly-traded corporate and government bonds, asset-backed securities and commercial mortgage loans. Asset-backed securities include mortgage-backed and other structured securities. The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts, life insurance products and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Debt Securities
The following table sets forth the composition of the fair value of debt securities at December 31, 2020, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor. At December 31, 2020, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $459.8 million. For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Debt Securities
Carrying Value
Investment Rating	December 31, 2020
AAA	23.0%
AA	6.3%
A	36.5%
BBB	32.2%
Investment grade	98.0%
BB	1.5%
B and below	0.5%
Below investment grade	2.0%
Total fixed maturities	100.0%

At December 31, 2020, based on ratings by NRSROs, of the total carrying value of debt securities in an unrealized loss position, 88% were investment grade, 1% were below investment grade and 11% were not rated. Unrealized losses on debt securities that were below investment grade or not rated were approximately 18% of the aggregate gross unrealized losses on available for sale debt securities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2020, the industries accounting for the largest percentage of unrealized losses included financial services (57% of corporate gross unrealized losses) and energy (15%). At December 31, 2020, the largest unrealized loss related to a single corporate obligor was $14.0 million.

21

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

In accordance with guidance adopted January 1, 2020 regarding expected credit loss, securities that incurred a credit loss after December 31, 2019 and were still held at December 31, 2020, are presented net of ACL. In accordance with previous guidance, the non-credit other-than-temporary impairment (“OTTI”) loss is presented for securities, where applicable. At December 31, 2020 and 2019, the amortized cost, gross unrealized gains and losses, fair value and OTTI of debt securities or ACL were as follows (in millions):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost (1)	Credit Loss	Gains	Losses	Value
Debt Securities
U.S. government securities	$4,914.3	$—	$161.8	$114.9	$4,961.2
Other government securities	941.1	—	172.8	—	1,113.9
Public utilities	4,421.5	—	819.1	0.8	5,239.8
Corporate securities	17,736.9	—	2,200.0	26.5	19,910.4
Residential mortgage-backed	230.8	—	14.9	—	245.7
Commercial mortgage-backed	1,457.2	—	123.3	1.8	1,578.7
Other asset-backed securities	1,423.6	13.6	33.9	3.9	1,440.0
Total debt securities	$31,125.4	$13.6	$3,525.8	$147.9	$34,489.7

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2019	Cost (1)	Gains	Losses	Value	OTTI (2)
Debt Securities
U.S. government securities	$5,648.9	$427.5	$0.7	$6,075.7	$—
Other government securities	1,513.6	140.2	0.1	1,653.7	—
Public utilities	6,150.4	602.2	2.3	6,750.3	—
Corporate securities	34,222.5	2,141.3	16.8	36,347.0	—
Residential mortgage-backed	989.3	60.4	1.5	1,048.2	(24.1)
Commercial mortgage-backed	2,948.4	101.5	3.5	3,046.4	0.2
Other asset-backed securities	1,881.1	30.0	9.4	1,901.7	(10.8)
Total debt securities	$53,354.2	$3,503.1	$34.3	$56,823.0	$(34.7)

(1)	Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.
(2)	Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for which credit impairments have been recorded.

22

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The amortized cost, allowance for credit losses, gross unrealized gains and losses, and fair value of debt securities at December 31, 2020, by contractual maturity, are shown below (in millions). Actual maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Allowance	Gross	Gross
	Amortized(1)	for	Unrealized	Unrealized
	Cost	Credit Loss	Gains	Losses	Fair Value
Due in 1 year or less	$909.0	$—	$12.8	$—	$921.8
Due after 1 year through 5 years	5,532.3	—	437.8	11.5	5,958.6
Due after 5 years through 10 years	10,708.0	—	1,245.7	15.5	11,938.2
Due after 10 years through 20 years	5,823.0	—	918.3	38.1	6,703.2
Due after 20 years	5,041.5	—	739.1	77.1	5,703.5
Residential mortgage-backed	230.8	—	14.9	—	245.7
Commercial mortgage-backed	1,457.2	—	123.3	1.8	1,578.7
Other asset-backed securities	1,423.6	13.6	33.9	3.9	1,440.0
Total	$31,125.4	$13.6	$3,525.8	$147.9	$34,489.7

(1) Amortized cost, apart from the carrying value for securities carried at fair value under the fair value option.

Securities with a carrying value of $123.1 million and $117.5 million at December 31, 2020 and 2019, respectively, were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

Residential mortgage-backed securities (“RMBS”) include certain RMBS, which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency RMBS”). The Company’s non-agency RMBS include investments in securities backed by prime, Alt-A, and subprime loans as follows (in millions):

		Allowance	Gross	Gross
	Amortized	for	Unrealized	Unrealized	Fair
December 31, 2020	Cost(1)	Credit Loss	Gains	Losses	Value
Prime	$50.2	$—	$2.0	$—	$52.2
Alt-A	8.9	—	2.0	—	10.9
Subprime	21.2	—	7.9	—	29.1
Total non-agency RMBS	$80.3	$—	$11.9	$—	$92.2

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2019	Cost(1)	Gains	Losses	Value
Prime	$320.8	$13.1	$0.1	$333.8
Alt-A	89.3	25.0	—	114.3
Subprime	80.1	13.0	0.1	93.0
Total non-agency RMBS	$490.2	$51.1	$0.2	$541.1
(1) Amortized cost, apart from carrying value for securities carried at fair value under the fair value option.

The Company defines its exposure to non-agency residential mortgage loans as follows. Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers. Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates. Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.

23

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The following table summarizes the number of securities, fair value and the gross unrealized losses of debt securities for which an allowance for credit losses has not been recorded, aggregated by investment category and length of time that individual debt securities have been in a continuous loss position (dollars in millions):

	December 31, 2020			December 31, 2019

	Less than 12 months			Less than 12 months
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$114.9	$3,944.7	7	$0.4	$35.3	1
Other government securities	—	5.0	3	—	4.0	1
Public utilities	0.7	51.6	7	2.0	177.2	22
Corporate securities	26.1	533.6	56	13.3	1,303.6	93
Residential mortgage-backed	—	3.8	5	0.8	251.3	27
Commercial mortgage-backed	1.5	76.6	8	3.4	361.9	35
Other asset-backed securities	0.4	332.7	33	8.2	684.2	72
Total temporarily impaired
securities	$143.6	$4,948.0	119	$28.1	$2,817.5	251

	12 months or longer			12 months or longer
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$—	$—	—	$0.3	$104.6	2
Other government securities	—	—	—	—	—	—
Public utilities	—	—	—	0.4	8.7	1
Corporate securities	0.5	2.9	3	3.5	108.1	22
Residential mortgage-backed	—	1.8	4	0.7	62.9	43
Commercial mortgage-backed	0.3	9.7	1	0.1	10.5	2
Other asset-backed securities	3.5	47.2	5	1.2	63.2	13
Total temporarily impaired
securities	$4.3	$61.6	13	$6.2	$358.0	83

	Total			Total
	Gross	Fair Value		Gross	Fair Value
	Unrealized		# of	Unrealized		# of
	Losses		securities	Losses		securities
U.S. government securities	$114.9	$3,944.7	7	$0.7	$139.9	3
Other government securities	—	5.0	3	—	4.0	1
Public utilities	0.7	51.6	7	2.4	185.9	23
Corporate securities	26.6	536.5	59	16.8	1,411.7	115
Residential mortgage-backed	—	5.6	9	1.5	314.2	70
Commercial mortgage-backed	1.8	86.3	9	3.5	372.4	37
Other asset-backed securities	3.9	379.9	38	9.4	747.4	85
Total temporarily impaired
securities	$147.9	$5,009.6	132	$34.3	$3,175.5	334

Debt securities in an unrealized loss position as of December 31, 2020 did not require an impairment recognized in earnings as the Company did not intend to sell these debt securities; it is not more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis; and the difference in the fair value compared to the amortized cost was due to factors other than credit loss. Based upon this evaluation, the Company believes it has the ability to generate adequate amounts of cash from normal operations to meet cash requirements with a reasonable margin of safety without requiring the sale of impaired securities.
24

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

As of December 31, 2020, unrealized losses associated with debt securities are primarily due to widening credit spreads or rising risk free rates since purchase. The Company performed a detailed analysis of the financial performance of the underlying issuers in an unrealized loss position and determined that recovery of the entire amortized cost of each impaired security is expected. In addition, mortgage-backed and asset-backed securities were assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities, and prepayment rates. The Company estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. The forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, and other independent market data. Based upon this assessment of the expected credit losses of the security given the performance of the underlying collateral compared to subordination or other credit enhancement, the Company expects to recover the entire amortized cost of each impaired security.

Evaluation of Available For Sale Debt Securities for Credit Loss
For debt securities in an unrealized loss position, management first assesses whether the Company has the intent to sell, or whether it is more likely than not it will be required to sell the security before the amortized cost basis is fully recovered. If either criteria is met, the amortized cost is written down to fair value through net losses on derivatives and investments as an impairment.

Debt securities in an unrealized loss position for which the Company does not have the intent to sell or is not more likely than not to sell the security before recovery to amortized cost are evaluated to determine if the cause of the decline in fair value resulted from credit losses or other factors and includes estimates about the operations of the issuer and future earnings potential.

The credit loss evaluation may consider the extent to which the fair value is below amortized cost; changes in ratings of the security; whether a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness; judgments about an obligor’s current and projected financial position; an issuer’s current and projected ability to service and repay its debt obligations; the existence of, and realizable value of, any collateral backing the obligations; and the macro-economic and micro-economic outlooks for specific industries and issuers.

In addition to the above, the credit loss review of investments in asset-backed securities includes the review of future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments. These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against third-party sources.

For mortgage-backed securities, credit losses are assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure. The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure. The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity. Specifically for prime and Alt-A RMBS, the assumed default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans. These estimates reflect a combination of data derived by third parties and internally developed assumptions. Where possible, this data is benchmarked against other third-party sources. In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

When a credit loss is determined to exist and the present value of cash flows expected to be collected is less than the amortized cost of the security, an allowance for credit loss is recorded along with a charge to net losses on derivatives and investments, limited by the amount that the fair value is less than amortized cost. Any remaining unrealized loss after recording the allowance for credit loss is the non-credit amount and is recorded to other comprehensive income.

25

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The allowance for credit loss for specific debt securities may be increased or reversed in subsequent periods due to changes in the assessment of present value of cash flows that are expected to be collected. Any changes to the allowance for credit loss is recorded as a provision for (or reversal of) credit loss expense in net losses on derivatives and investments.

When all, or a portion, of a security is deemed uncollectible, the uncollectible portion is written-off with an adjustment to amortized cost and a corresponding reduction to the allowance for credit losses.

Accrued interest receivables are presented separate from the amortized cost basis of debt securities. Accrued interest receivables that are determined to be uncollectible are written off with a corresponding reduction to net investment income.

The rollforward of ACL for available for sale securities by sector is as follows (in millions):

December 31, 2020	US government securities	Other government securities	Public utilities	Corporate securities	Residential mortgage-backed	Commercial mortgage-backed	Other asset-backed securities	Total
Balance, beginning of period	$—	$—	$—	$—	$—	$—	$—	$—
Additions for which credit loss was not previously recorded	—	—	—	—	0.3	—	17.2	17.5
Changes for securities with previously recorded credit loss	—	—	—	—	(0.3)	—	(3.6)	(3.9)
Additions for purchases of PCD debt securities (1)	—	—	—	—	—	—	—	—
Reductions for securities disposed	—	—	—	—	—	—	—	—
Securities intended/required to be sold before recovery of amortized cost basis	—	—	—	—	—	—	—	—
Balance, end of period (2)	$—	$—	$—	$—	$—	$—	$13.6	$13.6

(1) Represents purchased credit-deteriorated ("PCD") fixed maturity AFS securities.
(2) Accrued interest receivable on debt securities totaled $253.8 million as of December 31, 2020 and was excluded from the estimate of credit losses.

The following table summarizes net losses on derivatives and investments (in millions):

	Years Ended December 31,
	2020	2019	2018
Available for sale securities
Realized gains on sale	$772.0	$302.0	$52.2
Realized losses on sale	(194.7)	(107.0)	(59.8)
Credit loss expense	(13.6)	0.0	0.0
Gross impairments	(27.2)	(2.3)	(11.9)
Credit loss expense on mortgage loans	(61.1)	0.0	0.0
Other	(0.7)	0.2	0.8
Net realized gains on non-derivative investments	474.7	192.9	(18.7)
Net losses on derivative instruments	(7,368.6)	(6,579.6)	(480.1)
Net realized gain on Athene transaction	2,891.0	—	—
Total net losses on derivatives and investments	$(4,002.9)	$(6,386.7)	$(498.8)

The net losses on derivative instruments included in the above table are further detailed in Note 4.

The aggregate fair value of securities sold at a loss for the years ended December 31, 2020, 2019, and 2018 was $7,321.6 million, $2,305.4 million and $3,903.1 million, respectively, which was approximately 97%, 96%, and 99% of book value, respectively.
26

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The following summarizes the activity for credit losses recognized in net income on securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income for the year ended December 31, 2019 (in millions):

2019
Cumulative credit loss beginning balance	$200.9
Additions:
New credit losses	1.1
Incremental credit losses	1.3
Reductions:
Securities sold, paid down or disposed of	(20.8)
Securities where there is intent to sell	(1.1)
Cumulative credit loss ending balance	$181.4

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the consolidated financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the consolidated income statements in future periods.

The Company currently has no intent to sell debt securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so. However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Equity Securities
At December 31, 2020 and 2019, investments in limited partnerships had carrying values of $1,458.0 million and $1,384.1 million, respectively.

In 2017, the Company funded PPM Loan Holding Management Company, LLC, an affiliated investment entity facilitating the issuance of collateralized loan obligations. In 2020, PPM Loan Holding Management Company, LLC sold the interest in one of the four CLO issuances. At December 31, 2020 and 2019, the Company’s investment in PPM Loan Holding Management Company, LLC had a carrying value of $58.8 million and $83.6 million, respectively, and was included in equity securities.

Unconsolidated VIEs
The Company invests in certain limited partnerships (“LPs”) and limited liability companies (“LLCs”) that they have concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs as it does not have the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In addition, the Company does not have the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the entities. The carrying amounts of the Company’s investments in the LPs and LLCs are recognized in equity securities on the consolidated balance sheets and were $1,458.0 million and $1,384.1 million as of December 31, 2020 and 2019, respectively. Unfunded commitments for these investments are detailed in Note 14. The Company’s exposure to loss is limited to the capital invested and unfunded commitments related to the LPs and LLCs, which was $1,975.9 million and $1,979.4 million as of December 31, 2020 and 2019, respectively. The capital invested in an LP or LLC equals the original capital contributed, increased for additional capital contributed after the initial investment, and reduced for any returns of capital from the LP or LLC. LPs and LLCs are carried at fair value as described in Note 2.

The Company invests in certain mutual funds that it has concluded are VIEs. Based on the analysis of these entities, the Company is not the primary beneficiary of the VIEs. Mutual funds for which the Company does not have the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entities are recognized in equity
27

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

securities on the consolidated balance sheets and were $130.2 million and $135.8 million at December 31, 2020 and 2019, respectively. The Company’s maximum exposure to loss on these mutual funds is limited to the amortized cost for these investments.

The Company makes investments in structured debt securities issued by VIEs for which they are not the manager. These structured securities include RMBS, CMBS, and ABS. The Company has not provided financial or other support with respect to these VIEs other than the original investment. The Company has determined that it is not the primary beneficiary of these VIEs due to the relative size of the investment in comparison to the principal amount of the structured debt securities issued by the VIEs and the level of credit subordination that reduces the Company’s obligation to absorb losses or right to receive benefits that could potentially be significant to the entities. The Company’s maximum exposure to loss on these structured debt securities is limited to the amortized cost for these investments. The Company recognizes the variable interest in these VIEs at fair value on the consolidated balance sheets.

Commercial Mortgage Loans
Commercial mortgage loans of $7.7 billion and $9.9 billion at December 31, 2020 and 2019, respectively, are reported net of an allowance for credit losses of $131.9 million and $8.9 million at each date, respectively. At December 31, 2020, commercial mortgage loans were collateralized by properties located in 37 states, and the District of Columbia. Jackson’s commercial mortgage loan portfolio does not include single-family residential mortgage loans, and is therefore not exposed to the risk of defaults associated with residential subprime mortgage loans.

Commercial Mortgage Loan Concessions
In response to the adverse economic impact of the COVID-19 Pandemic, the Company granted concessions to certain of its commercial mortgage loan borrowers, including payment deferrals and other loan modifications. The Company has elected the option under the Coronavirus Aid, Relief, and Economic Security Act, the Consolidated Appropriations Act of 2021, and the Interagency Statement on Loan Modifications and Reporting for Financial Institutions Working with Customers Affected by the Coronavirus (Revised) issued by bank regulatory agencies, not to account for or report qualifying concessions as troubled debt restructurings and does not classify such loans as past due during the payment deferral period. Additionally, in accordance with the FASB’s published response to a COVID-19 Pandemic technical inquiry, the Company continues to accrue interest income on such loans that have deferred payment. For some commercial mortgage loan borrowers (principally in the hotel and retail sectors), the Company granted concessions which were primarily interest and/or principal payment deferrals generally ranging from 6 to 14 months and, to a much lesser extent, maturity date extensions. Repayment periods are generally within one year but may extend until maturity date. Deferred commercial mortgage loan interest and principal payments were $16.2 million at December 31, 2020. The concessions granted had no impact on the Company’s results of operations or financial position as the Company has not granted concessions that would have been disclosed and accounted for as troubled debt restructurings.

Evaluation for Credit Losses on Commercial Mortgage Loans
The Company reviews mortgage loans on a quarterly basis to estimate the ACL with changes in the ACL recorded in net losses on derivatives and investments. Apart from an ACL recorded on individual mortgage loans where the borrower is experiencing financial difficulties, the Company records an ACL on the pool of mortgage loans based on lifetime expected credit losses. The Company utilizes a third-party forecasting model to estimate lifetime expected credit losses at a loan level. The model forecasts net operating income and property values for the economic scenario. The debt service coverage ratios (“DSCR”) and loan to values (“LTV”) are calculated over the forecastable period by comparing the projected net operating income and property valuations to the loan payment and principal amounts of each loan. The model utilizes historical mortgage loan performance based on DSCRs and LTV to derive probability of default and expected losses based on the economic scenario that is similar to the Company’s expectations of economic factors such as unemployment, GDP growth, and interest rates. The Company determined the forecastable period to be reasonable and supportable for a period of two years beyond the end of the reporting period. Over the following one-year period, the model reverts to the historical performance of the portfolio for the remainder of the contractual term of the loans. In cases the Company does not have an appropriate length of historical performance, the relevant historical rate from an index or the lifetime expected credit loss calculated from the model may be used.

Unfunded commitments are included in the model and an ACL is determined accordingly. Credit loss estimates are pooled by property type and the Company does not include accrued interest in the determination of ACL.

28

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Mortgage loans on real estate deemed uncollectible are charged against the ACL, and subsequent recoveries, if any, are credited to the ACL, limited to the aggregate of amounts previously charged-off and expected to be charged-off.

Mortgage loans on real estate are presented net of the allowance for credit losses on the consolidated balance sheets.

The following table provides a summary of the allowance for credit losses in the Company’s commercial mortgage loan portfolio at December 31, 2020 and 2019, (in millions):

2020	Apartment	Hotel	Office	Retail	Warehouse	Total
Balance at beginning of year	$3.7	$0.8	$1.1	$2.0	$1.3	$8.9
Cumulative effect of change in
accounting principle	23.6	5.0	7.8	10.3	15.3	62.0
Charge offs, net of recoveries	—	—	—	—	—	—
Additions from purchase of PCD
mortgage loans	—	—	—	—	—	—
Provision (release)	19.4	22.9	6.9	8.9	2.9	61.0
Balance at end of year (1)	$46.7	$28.7	$15.8	$21.2	$19.5	$131.9

2019	Apartment	Hotel	Office	Retail	Warehouse	Total
Balance at beginning of year	$1.9	$0.7	$0.9	$1.5	$0.4	$5.4
Charge offs, net of recoveries	—	—	—	—	—	—
Additions from purchase of PCD
mortgage loans	—	—	—	—	—	—
Provision (release)	1.8	0.1	0.2	0.5	0.9	3.5
Balance at end of year (1)	$3.7	$0.8	$1.1	$2.0	$1.3	$8.9

(1) Accrued interest receivable totaled $23.9 million and $31.4 million as of December 31, 2020 and 2019, respectively, and was excluded from the estimate of credit losses.

As of December 31, 2020 and 2019, the Company’s commercial mortgage loan portfolio is current and accruing interest. Delinquency status is determined from the date of the first missed contractual payment.

At December 31, 2020 and 2019, there was no recorded investment, no unpaid principal balance, no related loan allowance, no average recorded investment, and no investment income recognized on impaired loans.

The following tables provide information about the credit quality and vintage year of commercial mortgage loans (in millions):

	2020	2019	2018	2017	2016	Prior	Revolving Loans	Total	% of Total
Loan to value ratios:
Less than 70%	$501.8	$1,007.7	$1,511.8	$1,290.1	$1,023.4	$1,524.8	$4.0	$6,863.6	89%
70% - 80%	66.2	348.1	127.9	80.0	68.3	35.0	—	725.5	9%
80% - 100%	—	91.7	4.9	46.8	—	9.5	—	152.9	2%
Total	$568.0	$1,447.5	$1,644.6	$1,416.9	$1,091.7	$1,569.3	$4.0	$7,742.0	100%

Debt service coverage ratios:
Greater than 1.20x	$529.0	$1,353.9	$1,511.2	$1,405.8	$1,085.7	$1,448.4	$4.0	$7,338.0	95%
1.00x - 1.20x	39.0	78.4	75.5	11.1	—	88.8		292.8	4%
Less than 1.00x	—	15.2	57.9	—	6.0	32.1		111.2	1%
Total	$568.0	$1,447.5	$1,644.6	$1,416.9	$1,091.7	$1,569.3	$4.0	$7,742.0	100%
29

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

	December 31, 2020
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$2,655.7	$—	$—	$—	$2,655.7
Hotel	753.3	—	—	—	753.3
Office	961.5	—	—	—	961.5
Retail	1,728.6	—	—	—	1,728.6
Warehouse	1,642.9	—	—	—	1,642.9
Total	$7,742.0	$—	$—	$—	$7,742.0

	December 31, 2019
	In Good Standing (1)	Restructured	Greater than 90 Days Delinquent	In the Process of Foreclosure	Total Carrying Value
Apartment	$3,776.3	$—	$—	$—	$3,776.3
Hotel	818.1	—	—	—	818.1
Office	1,256.1	—	—	—	1,256.1
Retail	1,777.0	—	—	—	1,777.0
Warehouse	2,276.1	—	—	—	2,276.1
Total	$9,903.6	$—	$—	$—	$9,903.6

(1) At December 31, 2020 and 2019, includes mezzanine loans of $3.7 million and $3.8 million in the categories of Apartment category and $64.9 million and $66.0 million in the Office catergory, repectively.

During 2020 and 2019, there were no commercial mortgage loans involved in troubled debt restructuring. During 2020 and 2019, there were no stressed loans for which the Company is dependent, or expects to be dependent, on the underlying property to satisfy repayment.

Other Invested Assets
Other invested assets primarily include investments in Federal Home Loan Bank capital stock and real estate. At both December 31, 2020 and 2019, Federal Home Loan Bank capital stock had carrying value of $125.4 million. At December 31, 2020 and 2019, real estate totaling $ 250.0 million and $256.8 million, respectively, included foreclosed properties with a book value of $0.7 million in both December 31, 2020 and 2019.

Securities Lending
The Company has entered into securities lending agreements with agent banks whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2020 and 2019, the estimated fair value of loaned securities was $11.9 million and $46.4 million, respectively. The agreements require a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis. To further minimize the credit risks related to these programs, the financial condition of counterparties is monitored on a regular basis. At December 31, 2020 and 2019, cash collateral received in the amount of $12.3 million and $48.3 million, respectively, was invested by the agent banks and included in cash and cash equivalents of the Company. A securities lending payable for the overnight and continuous loans is included in liabilities in the amount of cash collateral received. Securities lending transactions are used to generate income. Income and expenses associated with these transactions are reported as net investment income.

Repurchase Agreements
The Company routinely enters into repurchase agreements whereby the Company agrees to sell and repurchase securities. These agreements are accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheets. During 2020 and 2019, short-term borrowings under such agreements averaged $454.9 million and $77.0 million, respectively, with weighted average interest rates of 0.16% and 2.29% during 2020 and 2019, respectively. At December 31, 2020 and 2019, the outstanding repurchase agreement balance was $1,100.0 million and
30

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

nil, respectively, collateralized with US Treasury notes and maturing within 30 days, and was included within other liabilities in the consolidated balance sheets. In the event of a decline in the fair value of the pledged collateral under these agreements, the Company may be required to transfer cash or additional securities as pledged collateral. Interest expense totaled $0.8 million, $1.8 million, and $6.8 million in 2020, 2019, and 2018, respectively. The highest level of short-term borrowings at any month end was $1,485.6 million in 2020 and $410.6 million in 2019.

Investment Income
The sources of net investment income were as follows (in millions):

	Years Ended December 31,
	2020	2019	2018
Debt securities	$1,579.0	$2,131.8	$1,930.7
Equity securities	101.2	206.8	181.0
Commercial mortgage loans	364.9	392.3	340.6
Policy loans	78.6	89.2	86.0
Other investment income	14.3	41.5	29.2
Total investment income	2,138.0	2,861.6	2,567.5
Less: investment expenses
Derivative trading commission	(5.2)	(3.7)	(2.9)
Depreciation on real estate	(10.8)	(10.9)	(10.8)
Other investment expenses (1)	(132.9)	(158.4)	(78.7)
Total investment expenses	(148.9)	(173.0)	(92.4)
Net investment income	$1,989.1	$2,688.6	$2,475.1

(1) Includes interest expense and market appreciation on deferred compensation; investment software expense, custodial fees, and other bank fees; institutional product issuance related expenses; and other expenses.

Unrealized gains included in investment income that were recognized on equity securities held were $105.6 million, $189.3 million, and $169.9 million, respectively, at December 31, 2020, 2019, and 2018.

4.    Derivative Instruments

Jackson’s business model includes the acceptance, monitoring and mitigation of risk. Specifically, Jackson considers, among other factors, exposures to interest rate and equity market movements, foreign exchange rates and other asset or liability prices. The Company uses derivative instruments to mitigate or reduce these risks in accordance with established policies and goals. Jackson’s derivative holdings, while effective in managing defined risks, are not structured to meet accounting requirements to be designated as hedging instruments. As a result, freestanding derivatives are carried at fair value with changes recorded in net losses on derivatives and investments.

Cross-currency total return swaps, which embody spot and forward currency swaps and, in some cases, interest rate and equity index swaps, are entered into for the purpose of hedging the Company issued foreign currency denominated trust instruments supported by funding agreements. Cross-currency total return swaps serve to hedge foreign currency exchange risk embedded in the funding agreements and are carried at fair value. The fair value of derivatives embedded in funding agreements, including unrealized foreign currency translation gains and losses, are included in the carrying value of the trust instruments supported by funding agreements. Amounts paid or received are netted with amounts paid or received on the hedged foreign currency denominated trust agreements supported by funding agreements. Foreign currency translation gains and losses associated with funding agreement hedging activities are included in net losses on derivatives and investments.

Cross-currency swaps are over-the-counter agreements to exchange interest and principal payments denominated in different currencies. These contracts are entered into for the purpose of hedging the foreign currency exposure on certain debt securities held in the investment portfolio. Cross-currency swaps are carried at fair value.

31

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Credit default swaps, with maturities up to five years, are agreements where the Company has purchased default protection on certain underlying corporate bonds held in its portfolio. These contracts allow the Company to sell the protected bonds at par value to the counterparty if a defined “default event” occurs, in exchange for periodic payments made by the Company for the life of the agreement. Credit default swaps are carried at fair value. The Company does not currently sell default protection using credit default swaps or other similar derivative instruments.

Put-swaption contracts provide the purchaser with the right, but not the obligation, to require the writer to pay the present value of a long-term interest rate swap at future exercise dates. The Company purchases and writes put-swaptions for hedging purposes with original maturities of up to 10 years. Put-swaptions hedge against movements in interest rates. Written put-swaptions may be entered into in conjunction with associated put-swaptions purchased from the same counterparties, referred to as linked put-swaptions. Linked put-swaptions have identical notional amounts and strike prices, but have different underlying swap terms. Linked put-swaptions are presented at the fair value of the net position for each pair of contracts. Non-linked put-swaptions are carried at fair value.

Equity index futures contracts and equity index options (including various call and put options, interest rate-contingent options, currency-contingent options, and put spreads), which are used to hedge the Company’s equity risk, including obligations associated with its fixed index annuities and guarantees in variable annuity products, are carried at fair value.

Total return swaps, for which the Company receives returns based on reference pools of assets in exchange for short-term floating rate payments based on notional amounts, are held for both hedging and investment purposes, and are carried at fair value.

Interest rate swap agreements used for hedging purposes generally involve the exchange of fixed and floating payments based on a notional contract amount over the period for which the agreement remains outstanding without an exchange of the underlying notional amount. Interest rate swaps are carried at fair value.

Treasury futures contracts are used to hedge movements in interest rates and are carried at fair value.

32

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

A summary of the aggregate contractual or notional amounts and fair values of the Company’s freestanding and embedded derivative instruments is as follows (in millions):

	December 31, 2020
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Freestanding derivatives
Cross-currency swaps	$108.7	$3.0	$395.5	$(32.5)	$(29.5)
Cross-currency total return swaps	1,119.4	90.0	120.5	(1.5)	88.5
Equity index call options	26,300.0	1,127.3	—	—	1,127.3
Equity index futures (2)	—	—	27,651.0	—	—
Equity index put options	27,000.0	178.0	—	—	178.0
Interest rate swaps	4,250.0	721.8	500.0	(0.9)	720.9
Interest rate swaps - cleared (2)	—	—	1,500.0	(8.2)	(8.2)
Put-swaptions	1,000.0	99.5	—	—	99.5
Treasury futures (2)	8,510.6	—	—	—	—
Total freestanding derivatives	68,288.7	2,219.6	30,167.0	(43.1)	2,176.5

Embedded derivatives
VA embedded derivatives (3)	N/A	—	N/A	5,592.1	5,592.1
FIA embedded derivatives (4)	N/A	—	N/A	1,483.9	1,483.9
Total embedded derivatives	N/A	—	N/A	7,076.0	7,076.0
Total	$68,288.7	$2,219.6	$30,167.0	$7,032.9	$9,252.5

	December 31, 2019
	Assets		Liabilities
	Contractual/		Contractual/		Net
	Notional	Fair	Notional	Fair	Fair
	Amount (1)	Value	Amount (1)	Value	Value
Freestanding derivatives
Cross-currency swaps	$154.1	$4.8	$125.6	$(1.4)	$3.4
Cross-currency total return swaps	541.7	7.6	389.0	(20.6)	(13.0)
Equity index call options	31,000.0	561.4	—	—	561.4
Equity index futures (2)	—	—	19,065.3	—	—
Equity index put options	44,500.0	323.3	—	—	323.3
Interest rate swaps	8,750.0	501.7	1,000.0	(2.3)	499.4
Put-swaptions	3,000.0	87.6	—	—	87.6
Treasury futures (2)	2,572.4	—	—	—	—
Total freestanding derivatives	90,518.2	1,486.4	20,579.9	(24.3)	1,462.1

Embedded derivatives
VA embedded derivatives (3)	N/A	—	N/A	2,790.4	2,790.4
FIA embedded derivatives (4)	N/A	—	N/A	1,381.5	1,381.5
Total embedded derivatives	N/A	—	N/A	4,171.9	4,171.9
Total	$90,518.2	$1,486.4	$20,579.9	$4,147.6	$5,634.0
(1) The notional amount for swaps and put-swaptions represents the stated principal balance used as a basis for calculating payments. The contractual amount for futures and options represents the market exposure of open positions.

(2) Variation margin is considered settlement resulting in the netting of cash received/paid for variation margin against the fair value of the trades.
(3) Included within reserves for future policy benefits and claims payable on the consolidated balance sheets. The nonperformance risk adjustment is included in the 2020 balance above.
(4) Included within other contract holder funds on the consolidated balance sheets. The nonperformance risk adjustment is included in the 2020 balance above.

33

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The following table reflects the results of the Company’s derivatives, including gains (losses) and change in fair value of freestanding derivative instruments and embedded derivatives (in millions):

	Year Ended December 31
	2020	2019	2018
Cross-currency swaps	$(27.7)	$2.7	$—
Equity index call options	1,468.2	103.6	(700.1)
Equity index futures	(8,285.9)	(6,390.8)	2,080.4
Equity index put options	(217.9)	(1,278.7)	(510.6)
Fixed index annuity embedded derivatives	30.2	(309.9)	42.2
Interest rate swaps	577.4	427.0	(145.7)
Interest rate swaps - cleared	1.0	—	—
Put-swaptions	199.2	64.8	13.7
Treasury futures	1,651.0	540.2	30.1
Variable annuity embedded derivatives	(2,764.1)	261.5	(1,290.1)
Total net derivative gains/(losses)	$(7,368.6)	$(6,579.6)	$(480.1)

All of Jackson’s trade agreements for freestanding, over-the-counter derivatives contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the counterparty’s credit rating declines below an established limit. At December 31, 2020 and 2019, the fair value of Jackson’s net non-cleared, over-the-counter derivative assets by counterparty were $2,184.7 million and $1,462.1 million, respectively, and held collateral was $2,124.2 million and $1,752.1 million respectively, related to these agreements. At both December 31, 2020 and 2019, the fair value of Jackson’s net non-cleared, over-the-counter derivative liabilities by counterparty was nil, and provided collateral was nil, related to these agreements. If all of the downgrade provisions had been triggered at December 31, 2020 or 2019, in aggregate, Jackson would have had to disburse nil and $290.0 million, respectively, to counterparties, representing the net fair values of derivatives by counterparty, less collateral held.

Offsetting Assets and Liabilities
The Company’s derivative instruments, repurchase agreements and securities lending agreements are subject to master netting arrangements and collateral arrangements. A master netting arrangement with a counterparty creates a right of offset for amounts due to and due from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company recognizes amounts subject to master netting arrangements on a gross basis within the consolidated balance sheets.

34

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The following tables present the gross and net information about the Company’s financial instruments subject to master netting arrangements (in millions):

	December 31, 2020
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Freestanding derivative assets	$2,219.6	$—	$2,219.6	$34.9	$1,097.9	$890.0	$196.8

Financial Liabilities:
Freestanding derivative liabilities	$43.1	$—	$43.1	$34.9	$—	$—	$8.2
Securities loaned	12.3	—	12.3	—	12.3	—	—
Repurchase agreements	1,100.0	—	1,100.0	—	—	1,100.0	—
Total financial liabilities	$1,155.4	$—	$1,155.4	$34.9	$12.3	$1,100.0	$8.2

	December 31, 2019
	Gross Amounts Recognized	Gross Amounts Offset in the Consolidated Balance Sheets	Net Amounts Presented in the Consolidated Balance Sheets

				Gross Amounts Not Offset in the Consolidated Balance Sheets

				Financial Instruments(1)	Cash Collateral	Securities Collateral (2)	Net Amount

Financial Assets:
Freestanding derivative assets	$1,486.4	$—	$1,486.4	$24.3	$820.7	$617.8	$23.6

Financial Liabilities:
Freestanding derivative liabilities	$24.3	$—	$24.3	$24.3	$—	$—	$—
Securities loaned	48.3	—	48.3	—	48.3	—	—
Total financial liabilities	$72.6	$—	$72.6	$24.3	$48.3	$—	$—

(1)	Represents the amount that could be offset under master netting or similar arrangements that management elects not to offset on the consolidated balance sheets.
(2)	Excludes initial margin amounts for exchange-traded derivatives.

In the above tables, the amounts of assets or liabilities presented in the Company’s consolidated balance sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements with any remaining amount reduced by the amount of cash and securities collateral. The actual amount of collateral may be greater than amounts presented in the tables. The above tables exclude net embedded derivative liabilities of $7,076.0 million and $4,172.0 million for 2020 and 2019, respectively, as these derivatives are not subject to master netting arrangements. In addition, repurchase agreements are presented within other liabilities in the consolidated balance sheets.
35

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

5.    Fair Value Measurements
The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in millions). The following table summarizes the fair value and carrying value of Jackson’s financial instruments (in millions).

		December 31, 2020		December 31, 2019
		Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
	Debt securities	$34,489.7	$34,489.7	$56,823.0	$56,823.0
	Equity securities	1,590.4	1,590.4	1,531.8	1,531.8
	Commercial mortgage loans	7,742.0	8,251.8	9,903.6	10,232.1
	Policy loans	1,052.0	1,052.0	1,119.9	1,119.9
	Freestanding derivative instruments	2,219.6	2,219.6	1,486.4	1,486.4
	FHLBI capital stock	125.4	125.4	125.4	125.4
	Cash and cash equivalents	1,458.7	1,458.7	1,820.4	1,820.4
	GMIB reinsurance recoverable	340.4	340.4	302.8	302.8
	Funds withheld reinsurance assets (1)	3,625.9	3,625.9	3,760.3	3,760.3
	Receivables from affiliates	228.8	228.8	247.8	247.8
	Separate account assets	219,062.9	219,062.9	195,070.5	195,070.5

Liabilities
	Annuity reserves (2)	$45,393.8	$53,760.0	$40,818.1	$47,985.6
	Reserves for guaranteed investment contracts (3)	1,275.5	1,332.1	1,529.6	1,569.4
	Trust instruments supported by funding agreements (3)	8,383.9	8,701.8	8,852.6	9,086.8
	Federal Home Loan Bank funding agreements (3)	1,478.4	1,421.3	1,904.9	1,925.0
	Funds held under reinsurance treaties	3,625.9	3,625.9	3,760.3	3,760.3
	Debt	533.4	623.7	574.7	660.1
	Securities lending payable	12.3	12.3	48.3	48.3
	Freestanding derivative instruments	43.1	43.1	24.3	24.3
	Repurchase agreements	1,100.0	1,100.0	—	—
	Federal Home Loan Bank advances	380.0	380.0	300.1	300.1
	Separate account liabilities	219,062.9	219,062.9	195,070.5	195,070.5

(1)	Carried at fair value under the fair value option, for which there is a corresponding liability within funds held under reinsurance treaties.
(2)	Annuity reserves represent only the components of other contract holder funds and reserves for future policy benefits and claims payable that are considered to be financial instruments.
(3)	Included is a component of other contract holder funds on the consolidated balance sheets.

The following is a discussion of the methodologies used to determine fair values of the financial instruments measured on both a recurring and nonrecurring basis reported in the following tables.

Debt and Equity Securities
The fair values for debt and equity securities (excluding limited partnerships, further described below) are determined using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available. Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most debt securities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and broker-dealers may use matrix or pricing model
36

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates. Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models. Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral. Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These fair value estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument. For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information and, therefore, represent Level 3 inputs.

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and ongoing review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes. In addition, the Company considers whether prices received from independent broker-dealers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2020 and 2019, the pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security. Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate. Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker-dealer quotes, are classified into Level 2 due to their use of market observable inputs.

Limited Partnerships
Fair value for limited partnership interests, which are included in equity securities, is generally determined using the proportion of Jackson’s investment in each fund (“NAV equivalent”) as a practical expedient for fair value. No adjustments to these amounts were deemed necessary at December 31, 2020 or 2019. As a result of using the net asset value per share practical expedient, limited partnership interests are not classified in the fair value hierarchy.

The Company’s limited partnership interests are not redeemable and distributions received are generally the result of liquidation of the underlying assets of the partnerships. The Company generally has the ability under the partnership agreements to sell its interest to another limited partner with the prior written consent of the general partner. In cases when the Company expects to sell the limited partnership interest, the estimated sales price is used to determine the fair value. These limited partnership interests are classified as Level 2 in the fair value hierarchy.

In cases when a limited partnership’s financial statements are unavailable and an NAV equivalent is not available or practical, an internally developed model is used to determine fair value for that fund. These investments are classified as Level 3 in the fair value hierarchy.

37

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Commercial Mortgage Loans
Fair values are generally determined by discounting expected future cash flows at current market interest rates, inclusive of a credit spread, for similar quality loans. For loans whose value is dependent upon the underlying property, fair value is determined to be the estimated value of the collateral. Certain characteristics considered significant in determining the spread or collateral value may be based on internally developed estimates. As a result, these investments have been classified as Level 3 within the fair value hierarchy.

Policy Loans
Policy loans are funds provided to policyholders in return for a claim on the policies values and function like demand deposits which are redeemable upon repayment, death or surrender, and there is only one market price at which the transaction could be settled – the then current carrying value. The funds provided are limited to the cash surrender value of the underlying policy. The nature of policy loans is to have a negligible default risk as the loans are fully collateralized by the value of the policy. Policy loans do not have a stated maturity and the balances and accrued interest are repaid either by the policyholder or with proceeds from the policy. Due to the collateralized nature of policy loans and unpredictable timing of payments, the Company believes the carrying value of policy loans approximates fair value.

FHLBI Capital Stock
FHLBI capital stock, which is included in other invested assets, can only be sold to FHLBI at a constant price of $100 per share. Due to the lack of valuation uncertainty, the investment has been classified as Level 1.

Freestanding Derivative Instruments
Freestanding derivative instruments are reported at fair value, which reflects the estimated amounts, net of payment accruals, which the Company would receive or pay upon sale or termination of the contracts at the reporting date. Changes in fair value are included in net losses on derivatives and investments other net investment losses. Freestanding derivatives priced using third party pricing services incorporate inputs that are predominantly observable in the market. Inputs used to value derivatives include, but are not limited to, interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

Freestanding derivative instruments classified as Level 1 include futures, which are traded on active exchanges. Freestanding derivative instruments classified as Level 2 include interest rate swaps, cross currency swaps, credit default swaps, put-swaptions and certain equity index call and put options. These derivative valuations are determined by third-party pricing services using pricing models with inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Freestanding derivative instruments classified as Level 3 include interest rate contingent options that are valued by third-party pricing services utilizing significant unobservable inputs.

Cash and Cash Equivalents
Cash and cash equivalents primarily include money market instruments and bank deposits. Certain money market instruments are valued using unadjusted quoted prices in active markets and are classified as Level 1.

Funds Held Assets and Liabilities Under Reinsurance Treaties
The Company elected the fair value option for certain assets, which are held as collateral for reinsurance. Accordingly, the Company established a funds held liability, for which the Company also elected the fair value option. The value of the funds held liability is equal to the fair value of the assets held as collateral. The income and any changes in unrealized gains and losses on these assets and the corresponding funds held liability are included in net investment income and have no impact on the Company’s consolidated income statements.

Receivables from Affiliates
The Company’s receivables from affiliates are set equal to the carrying value and are classified as Level 3.

Separate Account Assets and Liabilities
Separate account assets are comprised of investments in mutual funds that transact regularly, but do not trade in active markets as they are not publicly available, and are categorized as Level 2 assets. The values of separate account liabilities are set equal to the values of separate account assets.

38

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Other Contract Holder Funds
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities. Fair values for deferred annuities, including fixed index annuities, are determined using projected future cash flows discounted at current market interest rates.

The fair value of the fixed index annuities embedded option, incorporating such factors as the volatility of returns, the level of interest rates and the time remaining until the option expires, is calculated using the closed form Black-Scholes Option Pricing model or Monte Carlo simulations, as appropriate for the type of option. Additionally, assumed withdrawal rates are used to estimate the expected volume of embedded options that will be realized by policyholders.

Fair values for guaranteed investment contracts are based on the present value of future cash flows discounted at current market interest rates.

Fair values for trust instruments supported by funding agreements are based on the present value of future cash flows discounted at current market interest rates, plus the fair value of any embedded derivatives that are not required to be reported separately.

Fair values of the FHLBI funding agreements are based on the present value of future cash flows discounted at current market interest rates.

Debt
Fair values for the Company’s surplus notes and other long-term debt are generally determined by prices obtained from independent broker dealers or discounted cash flow models. Such prices are derived from market observable inputs and are classified as Level 2. The Squire Surplus Note is set equal to the carrying value and is classified as Level 3.

Securities Lending Payable
The Company’s securities lending payable is set equal to the cash collateral received. Due to the short-term nature of the loans, carrying value is a reasonable estimate of fair value and is classified as Level 2.

Repurchase Agreements
Carrying value of the Company’s repurchase agreements, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Federal Home Loan Bank Advances
Carrying value of the Company’s Federal Home Loan Bank advances, which are included in other liabilities, is considered a reasonable estimate of fair value due to their short-term maturities and are classified as Level 2.

Variable Annuity Guarantees
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, including non-life contingent components of GMWB and GMWB for Life, GMAB, and the reinsurance recoverable on the Company’s GMIB, are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. The Company discontinued offering the GMIB in 2009 and GMAB in 2011.

GMABs and non-life contingent components of GMWB and GMWB for Life contracts are recorded at fair value with changes in fair value recorded in net losses on derivatives and investments. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).

39

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Jackson’s GMIB book is reinsured through an unrelated party, and due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in net losses on derivatives and investments. Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB, GMWB for Life, and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.

The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on the greater of LIBOR swap rates and constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a blend of observed market yields on debt for life insurers with similar credit ratings to the Company and matrix pricing data for expected yields on Jackson Financial debt (either actual debt issuance or indicative quotes) adjusted to operating company levels. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could likely be significantly different than this fair value.

40

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables summarize the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in millions):

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$4,961.2	$4,961.2	$—	$—
Other government securities	1,113.9	—	1,113.9	—
Public utilities	5,239.8	—	5,239.8	—
Corporate securities	19,910.4	—	19,910.4	—
Residential mortgage-backed	245.7	—	245.7	—
Commercial mortgage-backed	1,578.7	—	1,578.7	—
Other asset-backed securities	1,440.0	—	1,440.0	—
Equity securities	133.1	107.2	23.1	2.8
Funds withheld reinsurance instruments	3,625.9	162.2	9.5	3,454.2
Freestanding derivative instruments	2,219.6	0.0	2,219.6	—
Cash and cash equivalents	1,458.7	1,458.7	—	—
GMIB reinsurance recoverable	340.4	—	—	340.4
Separate account assets	219,062.9	—	219,062.9	—
Total	$261,330.3	$6,689.3	$250,843.6	$3,797.4

Liabilities
Embedded derivative liabilities (1)	$7,076.0	$—	$1,483.9	$5,592.1
Funds held under reinsurance treaties	3,625.9	—	—	3,625.9
Freestanding derivative instruments	43.1	—	43.1	—
Total	$10,745.0	$—	$1,527.0	$9,218.0

(1) Includes the embedded derivative liabilities of $5,592.1 million related to GMWB reserves included in reserves for future policy benefits and claims payable and $1,483.9 million of fixed index annuities included in other contract holder funds on the consolidated balance sheets.

41

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Assets
Debt securities
U.S. government securities	$6,075.7	$6,075.7	$—	$—
Other government securities	1,653.6	—	1,653.6	—
Public utilities	6,750.3	—	6,750.3	—
Corporate securities	36,347.1	—	36,347.1	—
Residential mortgage-backed	1,048.2	—	1,048.2	—
Commercial mortgage-backed	3,046.4	—	3,046.4	—
Other asset-backed securities	1,901.7	—	1,901.7	—
Equity securities	148.9	101.2	34.8	12.9
Funds withheld reinsurance assets	3,760.3	83.5	91.0	3,585.8
Freestanding derivative instruments	1,486.4		1,486.4	—
Cash and cash equivalents	1,820.4	1,820.4	—	—
GMIB reinsurance recoverable	302.8	—	—	302.8
Separate account assets	195,070.5	—	195,070.5	—
Total	$259,412.3	$8,080.8	$247,430.0	$3,901.5

Liabilities
Embedded derivative liabilities (1)	$4,171.9	$—	$1,381.5	$2,790.4
Funds held under reinsurance treaties	3,760.3	—	—	3,760.3
Freestanding derivative instruments	24.3	—	24.3	—
Total	$7,956.5	$—	$1,405.8	$6,550.7

(1) Includes the embedded derivative liabilities of $2,790.4 million related to GMWB reserves included in reserves for future policy benefits and claims payable and $1,381.5 million of fixed index annuities included in other contract holder funds on the consolidated balance sheets.

42

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

Level 3 Assets and Liabilities by Price Source
The table below presents the balances of Level 3 assets and liabilities measured at fair value with their corresponding pricing sources (in millions).

	December 31, 2020
Assets	Total	Internal	External
Debt securities
Equity securities	$2.8	$2.0	$0.8
Funds withheld reinsurance assets	3,454.2	3,454.2	—
GMIB reinsurance recoverable	340.4	340.4	—
Total	$3,797.4	$3,796.6	$0.8

Liabilities
Embedded derivative liabilities (1)	$5,592.1	$5,592.1	$—
Funds held under reinsurance treaties	3,625.9	3,625.9	—
Total	$9,218.0	$9,218.0	$—

	December 31, 2019
Assets	Total	Internal	External
Equity securities	$12.9	$2.4	$10.5
Funds withheld reinsurance assets	3,585.8	3,585.8	—
GMIB reinsurance recoverable	302.8	302.8	—
Total	$3,901.5	$3,891.0	$10.5

Liabilities
Embedded derivative liabilities (1)	$2,790.4	$2,790.4	$—
Funds held under reinsurance treaties	3,760.3	3,760.3	—
Total	$6,550.7	$6,550.7	$—
(1) Includes the embedded derivatives related to GMWB reserves.

External pricing sources for securities represent unadjusted prices from independent pricing services and independent indicative broker quotes where pricing inputs are not readily available.

43

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities
The table below presents quantitative information on significant internally-priced Level 3 assets and liabilities (in millions):

	December 31, 2020
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
GMIB reinsurance recoverable	$340.4	Discounted cash flow	Mortality(1)	0.01% - 23.52%	Decrease
			Lapse(2)	3.30% - 9.20%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk(5)	0.33% - 1.57%	Decrease
			Long-term Equity
			Volatility(6)	18.50% - 22.47%	Increase
Funds withheld reinsurance assets	$3,454.2	Outstanding balance	N/A	N/A	N/A

Total	$3,794.6

Liabilities
Embedded derivative liabilities	$5,592.1	Discounted cash flow	Mortality(1)	0.04% - 21.53%	Decrease
			Lapse(2)	0.20% - 30.30%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	56.00% - 95.00%	Increase
			Nonperformance risk(5)	0.33% - 1.57%	Decrease
			Long-term Equity
			Volatility(6)	18.5% - 22.47%	Increase
Funds held under reinsurance treaties	3,625.9	Carrying value of asset	N/A	N/A	N/A

Total	$9,218.0

(1) Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.

(2) Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when contracts are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.

(3) The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and moneyness.

(4) The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.

(5) Nonperformance risk spread varies by duration.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

44

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

	December 31, 2019
	Fair Value	Valuation Technique(s)	Significant Unobservable Input(s)	Assumption or Input Range	Impact of Increase in Input on Fair Value
Assets
GMIB reinsurance recoverable	$302.8	Discounted cash flow	Mortality(1)	0.01% - 19.69%	Decrease
			Lapse(2)	3.30% - 9.30%	Decrease
			Utilization(3)	0.00% - 20.00%	Increase
			Withdrawal(4)	3.75% - 4.50%	Increase
			Nonperformance risk(5)	0.00% - 1.18%	Decrease
			Long-term Equity
			Volatility(6)	18.50% - 21.42%	Increase
Funds withheld reinsurance assets	$3,585.8	Outstanding balance	N/A	N/A	N/A

Total	$3,888.6

Liabilities
Embedded derivative liabilities	$2,790.4	Discounted cash flow	Mortality(1)	0.04% - 18.64%	Decrease
			Lapse(2)	0.10% - 29.30%	Decrease
			Utilization(3)	5.00% - 100.00%	Increase
			Withdrawal(4)	56.00% - 94.00%	Increase
			Nonperformance risk(5)	0.00% - 1.18%	Decrease
			Long-term Equity
			Volatility(6)	18.50% - 21.42%	Increase
Funds held under reinsurance treaties	3,760.3	Carrying value of asset	N/A	N/A	N/A

Total	$6,550.7

(1) Mortality rates vary by attained age, tax qualification status, GMWB benefit election, and duration. The range displayed reflects ages from the minimum issue age for the benefit through age 95, which corresponds to the typical maturity age. A mortality improvement assumption is also applied.

(2) Base lapse rates vary by contract-level factors, such as product type, surrender charge schedule and optional benefits election. Lapse rates are further adjusted based on the degree to which a guaranteed benefit is in-the-money, with lower lapse applying when contracts are more in-the-money. Lapse rates are also adjusted to reflect lower lapse expectations when GMWB benefits are utilized.

(3) The utilization rate represents the expected percentage of contracts that will utilize the benefit through annuitization (GMIB) or commencement of withdrawals (GMWB). Utilization may vary by benefit type, attained age, duration, tax qualification status, benefit provision, and moneyness.

(4) The withdrawal rate represents the utilization rate of the contract’s free partial withdrawal provision (GMIB) or the percentage of annual withdrawal assumed relative to the maximum allowable withdrawal amount (GMWB). Withdrawal rates on contracts with a GMIB vary based on the product type and duration. Withdrawal rates on contracts with a GMWB vary based on attained age, tax qualification status, GMWB type and GMWB benefit provisions.

(5) Nonperformance risk spread varies by duration.
(6) Long-term equity volatility represents the equity volatility beyond the period for which observable equity volatilities are available.

Sensitivity to Changes in Unobservable Inputs
The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities reflected in the table above.

As of December 31, 2020 and 2019, securities of $2.0 million and $2.4 million, respectively, are fair valued using techniques incorporating unobservable inputs and are classified in Level 3 of the fair value hierarchy. For these assets, their unobservable inputs and ranges of possible inputs do not materially affect their fair valuations and have been excluded from the quantitative information in the table above.

45

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The GMIB reinsurance recoverable fair value calculation is based on the present value of future cash flows comprised of future expected reinsurance benefit receipts, less future attributed premium payments to reinsurers, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

Embedded derivative liabilities classified in Level 3 represent the fair value of GMWB and GMAB liabilities. These fair value calculations are based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires actuarially determined assumptions related to expectations concerning policyholder behavior and long-term market volatility. The more significant policyholder behavior actuarial assumptions include benefit utilization, fund allocation, lapse, and mortality.

The tables below provide rollforwards for 2020 and 2019 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement. Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instruments hedging the related risks may not be classified within the same fair value hierarchy level as the associated assets and liabilities. Therefore, the impact of the derivative instruments reported in Level 3 may vary significantly from the total income effect of the hedged instruments.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in millions)	2020	Income	Income	Settlements	Level 3	2020
Assets
Debt securities
Other asset-backed securities	$—	$0.5	$(1.1)	$(0.5)	$1.1	$—
Equity securities	12.9	(9.9)	—	(0.1)	(0.1)	2.8
GMIB reinsurance recoverable	302.8	37.6	—	—	—	340.4
Funds withheld reinsurance assets	3,585.8	(1.7)	—	(129.9)	—	3,454.2

Liabilities
Embedded derivative liabilities	$(2,790.4)	$(2,801.7)	$—	$—	$—	$(5,592.1)
Funds held under reinsurance treaties	(3,760.3)	(1.5)	0.4	135.5	—	(3,625.9)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,	Transfers	Fair Value
	as of		Other	Issuances	in and/or	as of
	January 1,	Net	Comprehensive	and	(out of)	December 31,
(in millions)	2019	Income	Income	Settlements	Level 3	2019
Assets
Equity securities	$10.6	$0.9	$—	$(0.4)	$1.8	$12.9
Freestanding derivative instruments	8.5	(8.5)	—	—	—	—
GMIB reinsurance recoverable	300.6	2.2	—	—	—	302.8
Funds withheld reinsurance assets	3,543.7	0.5	—	41.6	—	3,585.8

Liabilities
Embedded derivative liabilities	$(3,049.7)	$259.3	$—	$—	$—	$(2,790.4)
Funds held under reinsurance treaties	(3,745.1)	(3.5)	(3.8)	(7.9)	—	(3,760.3)
46

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The components of the amounts included in purchases, sales, issuances, and settlements for years ended December 31, 2020 and 2019 shown above are as follows (in millions):

December 31, 2020	Purchases	Sales	Issuances	Settlements	Total
Assets
Debt securities
Other Asset-backed securities	$—	$(0.5)	$—	$—	$(0.5)
Equity Securities	—	(0.1)	—	—	(0.1)
Funds withheld reinsurance assets	—	—	270.6	(400.5)	(129.9)
Total	$—	$(0.6)	$270.6	$(400.5)	$(130.5)

Liabilities
Funds held under reinsurance treaties	$—	$—	$(474.5)	$610.0	$135.5

December 31, 2019	Purchases	Sales	Issuances	Settlements	Total
Assets
Equity securities	$—	$(0.4)	$—	$—	$(0.4)
Funds withheld reinsurance assets	—	—	274.7	(233.1)	41.6
Total	$—	$(0.4)	$274.7	$(233.1)	$41.2

Liabilities
Funds held under reinsurance treaties	$—	$—	$(313.8)	$305.9	$(7.9)

In 2020, there were no transfers from Level 3 to NAV. In 2019, $1.8 million was transferred from NAV to Level 3 as a result of using significant unobservable inputs since a NAV was not available. In 2020, transfers from Level 3 to Level 2 of the fair value hierarchy were $0.1 million and transfers from Level 2 to Level 3 were $1.1 million. There were no transfers to or from Level 3 during 2019.

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2020 and 2019 was as follows (in millions):

	2020		2019
Assets	Included in Net Income	Included in AOCI	Included in Net Income
Debt securities
Other asset-back securities	$—	$(0.5)	$—
Equity securities	(9.9)	—	0.4
GMIB reinsurance recoverable	37.6	—	2.2

Liabilities
Embedded derivative liabilities	$(2,801.7)	$—	$259.3
Funds held under reinsurance treaties	0.4	—	(3.8)

47

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Fair Value of Financial Instruments Carried at Other Than Fair Value
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value (in millions).

		December 31, 2020		December 31, 2019
	Fair Value Hierarchy Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Commercial mortgage loans	Level 3	$7,742.0	$8,251.8	$9,903.6	$10,232.1
Policy loans	Level 3	1,052.0	1,052.0	1,119.9	1,119.9
FHLBI capital stock	Level 1	125.4	125.4	125.4	125.4
Receivables from affiliates	Level 3	228.8	228.8	247.8	247.8

Liabilities
Annuity reserves (1)	Level 3	$38,317.8	$46,684.1	$36,646.2	$43,813.6
Reserves for guaranteed investment contracts (2)	Level 3	1,275.5	1,332.1	1,529.6	1,569.5
Trust instruments supported by funding agreements (2)	Level 3	8,383.9	8,701.8	8,852.6	9,086.8
Federal Home Loan Bank funding agreements (2)	Level 3	1,478.4	1,421.3	1,904.9	1,925.0
Debt - Squire Surplus Note	Level 3	211.4	211.4	247.8	247.8
Debt - all other	Level 2	322.0	412.3	327.0	412.3
Securities lending payable	Level 2	12.3	12.3	48.3	48.3
Repurchase agreements	Level 2	1,100.0	1,100.0	—	—
Federal Home Loan Bank advances	Level 2	380.0	380.0	300.1	300.1
Separate account liabilities (3)	Level 2	219,062.9	219,062.9	195,070.5	195,070.5

(1) Annuity reserves represent only the components of other contract holder funds that are considered to be financial instruments.
(2) Included as a component of other contract holders funds on the consolidated balance sheets.
(3) The values of separate account liabilities are set equal to the values of separate account assets.

Fair Value Option
The Company elected the fair value option for certain assets, which are held as collateral for reinsurance as previously discussed above. Income and changes in unrealized gains and losses on other assets for which the Company has elected the fair value option are immaterial to the Company’s consolidated financial statements.

6.    Deferred Acquisition Costs and Deferred Sales Inducements

The balances of and changes in deferred acquisition costs, as of and for the years ended December 31, were as follows (in millions):

	2020	2019	2018
Balance, beginning of year	$11,665.2	$10,412.3	$10,509.8
Deferrals of acquisition costs	738.0	796.9	747.1
Amortization related to:
Operations	(415.9)	(235.3)	(971.8)
Derivatives	1,582.3	1,247.5	(148.1)
Net realized losses (gains)	(6.9)	(9.0)	0.5
Write-off related to the Athene transaction	(625.8)	—	—
Total amortization	533.7	1,003.2	(1,119.4)
Unrealized investment losses (gains)	405.6	(547.2)	274.8
Balance, end of year	$13,342.5	$11,665.2	$10,412.3

The balances of and changes in deferred sales inducements, which are reported in other assets, as of and for the years ended December 31, were as follows (in millions):
48

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

	2020	2019	2018
Balance, beginning of year	$579.1	$670.5	$644.0
Deferrals of sales inducements	3.6	10.2	12.1
Amortization related to:
Operations	(6.0)	(20.9)	(31.8)
Derivatives	0.5	0.2	(0.1)
Net realized losses (gains)	0.1	(1.1)	0.1
Write-off related to the Athene transaction	(138.2)	—	—
Total amortization	(143.6)	(21.8)	(31.8)
Unrealized investment losses (gains)	87.5	(79.8)	46.2
Balance, end of year	$526.6	$579.1	$670.5

7.    Reinsurance

The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures. However, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The Company reinsures certain of its risks to other reinsurers under a coinsurance, modified coinsurance, yearly renewable term, or, with Brooke Life, a monthly renewable term basis. The Company regularly monitors the financial strength rating of its reinsurers.

The Company has also acquired certain lines of business that are wholly ceded to non-affiliates. These include both direct and assumed accident and health business, direct and assumed life insurance business, and certain institutional annuities.

Effective October 1, 2018, the Company entered into a reinsurance agreement with John Hancock to assume its U.S. Group Payout Annuity business. The transaction is structured as indemnity reinsurance by Jackson of John Hancock’s approximately 186,000 Group Payout Annuity certificates representing $5.0 billion of assumed premiums, ceding commission income of $555.0 million and $5.5 billion of reserves.

On March 15, 2019, the Company closed on a 90% reinsurance agreement with John Hancock Life Insurance Company of New York (“JHNY”), effective January 1, 2019, to assume its Group Payout Annuity business. The initial transaction was structured as indemnity reinsurance by Jackson of JHNY’s approximately 18,000 Group Payout Annuity certificates representing $0.5 billion of reserves.

On May 29, 2019, the Michigan Department of Insurance and Financial Services revoked the status of Scottish RE (U.S.), Inc. as an accredited reinsurer in Michigan. The Company wrote off $6.1 million of paid claims recoverable in 2019 as it was deemed probable that the Company would not recover the balance. At December 31, 2020 and 2019, an allowance of $16.7 million and $42.5 million was established for the ceded reserve.

As indicated in Note 2, on June 18, 2020, the Company entered into a funds withheld coinsurance agreement with Athene effective June 1, 2020 to reinsure on 100% quota share basis, a block of Jackson’s in-force fixed and fixed-index annuity product liabilities in exchange for a $1.2 billion ceding commission, which was subject to a post-closing adjustment. The Company allocated investments with a book value of approximately $25.6 billion in support of reserves associated with the transaction to a segregated custody account, which investments are subject to an investment management agreement between Jackson and Apollo. To further support its obligations under the reinsurance agreements, Athene procured $1.2 billion in letters of credit for Jackson’s benefit and established a trust account for Jackson’s benefit funded with assets with a book value of approximately $69.5 million. In September 2020, the post-closing settlement resulted in ceded premium of $6.3 million and a decrease of $28.5 million in ceding commission.

Pursuant to the Athene coinsurance agreement, the Company holds certain assets as collateral. At December 31, 2020, assets held as collateral in the segregated custody account were $28.3 billion.

Jackson’s GMIBs are reinsured with an unrelated party and, due to the net settlement provisions of the reinsurance agreement, meet the definition of a derivative. Accordingly, the GMIB reinsurance agreement is recorded at fair value on the Company’s consolidated balance sheets, with changes in fair value recorded in net losses on derivatives and investments. GMIB reinsured benefits are subject to aggregate annual claim limits. Deductibles also apply on reinsurance of GMIB business issued since March 1, 2005.

49

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The Company has three retro treaties with SRZ. Pursuant to these retro treaties, the Company ceded to SRZ on a 100% coinsurance basis, subject to pre-existing reinsurance with other parties, certain blocks of business. These blocks of business include disability income and accident and health business, a mix of life and annuity insurance business, and corporate owned life insurance business.

Pursuant to the retro treaties, the Company holds certain assets as collateral, which are reported as funds withheld reinsurance assets with a corresponding liability reported as funds held under reinsurance treaties on the consolidated balance sheets. At December 31, 2020 and 2019, the funds held asset and liability were $3.6 billion and $3.8 billion, which consisted of policy loans including accrued interest of $3.5 billion and $3.6 billion, debt securities of $167.9 million and $151.1 million, cash and cash equivalents of $3.8 million and $23.4 million, and accrued investment income of $0.6 million and nil, respectively.

In 2020, the Company adopted ASU No. 2016-13, and established an ACL of $9.5 million on its reinsurance recoverables, which are reported net of ACL on the consolidated balance sheets. The ACL considers the credit quality of the reinsurer and is generally determined based on probability of default and loss given default assumptions, after considering any applicable collateral arrangements. Additions to or releases of the allowance were reported in death, other policyholder benefits, and changes in reserves, net of deferrals in the consolidated income statements. The ACL on reinsurance recoverables was $12.6 million at December 31, 2020.

The effect of reinsurance on premium was as follows (in millions):

	Years Ended December 31,
	2020	2019	2018
Direct premium:
Life	$272.7	$517.7	$459.0
Accident and health	35.9	40.1	43.9
Plus reinsurance assumed:
Life	42.1	44.3	41.6
Group payout annuity	—	406.1	4,983.2
Accident and health	4.9	5.9	6.9
Less reinsurance ceded:
Life	(172.4)	(417.5)	(346.7)
Annuity guaranteed benefits	(12.7)	(13.5)	(14.3)
Accident and health	(40.8)	(46.0)	(50.8)
Total premium	$129.7	$537.1	$5,122.8

50

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The effect of reinsurance on benefits was as follows (in millions):

	Years Ended December 31,
	2020	2019	2018
Direct benefits:
Life	$1,193.8	$1,145.8	$1,180.6
Accident and health	135.3	125.2	139.5
Annuity guaranteed benefits	151.5	132.4	103.2
Plus reinsurance assumed:
Life	226.1	244.9	239.6
Group payout annuity	500.5	523.5	125.0
Accident and health	22.9	25.1	24.2
Less reinsurance ceded:
Life	(505.4)	(512.1)	(531.0)
Accident and health	(158.2)	(150.4)	(163.7)
Deferral of contract enhancements	(1.2)	(3.1)	(3.6)
Group payout annuity reserves assumed	(321.2)	59.1	5,482.5
Change in reserves, net of reinsurance	(9.5)	(160.4)	345.8
Total benefits	$1,234.6	$1,430.0	$6,942.1

Components of the Company’s reinsurance recoverable were as follows (in millions):

	December 31,
	2020	2019
Reserves:
Life	$5,980.8	$6,420.1
Accident and health	568.7	588.8
Guaranteed minimum income benefits	340.3	302.8
Other annuity benefits(1)	27,496.4	186.8
Claims liability and other	877.1	911.7
Total	$35,263.3	$8,410.2
(1) Other annuity benefits primarily attributable to fixed and fixed index annuities reinsured with Athene.
Included in the reinsurance recoverable were reserves ceded to Brooke Life of $34.2 million and $34.7 million at December 31, 2020 and 2019, respectively. At December 31, 2020, the largest amount ceded to any reinsurer totaled $27.4 billion, which was related to Athene and is fully collateralized.

The following table sets forth the Company’s net life insurance in-force (in billions):

	December 31,
	2020	2019
Direct life insurance in-force	$118.3	$142.2
Amounts assumed from other companies	17.0	18.2
Amounts ceded to other companies	(81.8)	(99.5)
Net life insurance in-force	$53.5	$60.9

51

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

8.    Reserves for Future Policy Benefits and Claims Payable and Other Contract Holder Funds
The following table sets forth the Company’s reserves for future policy benefits and claims payable balances (in millions):

	December 31,
	2020	2019
Traditional life	$4,539.5	$5,008.9
Guaranteed benefits(1)	8,399.3	5,378.1
Claims payable	1,088.8	1,007.9
Accident and health	1,257.2	1,290.1
Group payout annuities	5,220.3	5,541.5
Other	857.8	901.9
Total	$21,362.9	$19,128.4
(1) Includes the embedded derivative liabilities related to the GMWB reserve.

For traditional life insurance contracts, which include term and whole life, reserves are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest rates, lapse and expenses, plus provisions for adverse deviation. These assumptions are not unlocked unless the reserve is determined to be deficient.

The Company’s liability for future policy benefits also includes liabilities for guaranteed benefits related to certain nontraditional long-duration life and annuity contracts, which are further discussed in Note 9.

The following table sets forth the Company’s liabilities for other contract holder funds balances (in millions):

	December 31,
	2020	2019
Interest-sensitive life	$11,835.5	$12,268.9
Variable annuity fixed option	10,609.6	8,230.6
Fixed annuity	16,501.3	17,203.2
Fixed index annuity(1)	14,209.2	14,058.6
GICs, funding agreements and FHLB advances	11,137.8	12,287.1
Total	$64,293.4	$64,048.4
(1) At December 31, 2020 and 2019, includes the embedded derivative liabilities related to fixed index annuity of $1,483.9 million and $1,381.5 million, respectively.

For interest-sensitive life contracts, liabilities approximate the policyholder’s account value, plus the remaining balance of the fair value adjustment related to previously acquired business, which is further discussed below. The liability for fixed index annuities is based on three components, 1) the imputed value of the underlying guaranteed host contract, 2) the fair value of the embedded option component of the contract, and 3) the liability for guaranteed benefits related to the optional lifetime income rider. For fixed annuities, variable annuity fixed option, and other investment contracts, as detailed in the above table, the liability is the policyholder’s account value, plus the unamortized balance of the fair value adjustment related to previously acquired business. At December 31, 2020, the Company had interest sensitive life business with minimum guaranteed interest rates ranging from 2.5% to 6.0%, with a 4.68% average guaranteed rate and fixed interest rate annuities with minimum guaranteed rates ranging from 1.0% to 5.5%, with a 1.99% average guaranteed rate.

The Company recorded a fair value adjustment at acquisition related to certain annuity and interest sensitive liability blocks of business to reflect the cost of the interest guarantees within the in-force liabilities, based on the difference between the guaranteed interest rate and an assumed new money guaranteed interest rate at acquisition. This adjustment was recorded in reserves for future policy benefits and claims payable. This reserve is reassessed at the end of each period, taking into account changes in the in-force block. Any resulting change in the reserve is recorded as a change in reserve through the consolidated income statements.

52

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

At December 31, 2020 and 2019, approximately 95% and 88%, respectively, of the Company’s fixed annuity account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following tables show the distribution of the fixed interest rate annuities’ account values within the presented ranges of minimum guaranteed interest rates (in millions):

	December 31, 2020

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$90.7	$164.5	$6,501.6	$6,756.8
>1.0% - 2.0%	58.6	2.7	235.7	297.0
>2.0% - 3.0%	915.4	189.9	3,356.6	4,461.9
>3.0% - 4.0%	622.5	—	—	622.5
>4.0% - 5.0%	280.3	—	—	280.3
>5.0% - 5.5%	73.2	—	—	73.2
Subtotal	2,040.7	357.1	10,093.9	12,491.7
Ceded reinsurance	12,923.7	13,852.1	—	26,775.8
Total	$14,964.4	$14,209.2	$10,093.9	$39,267.5

	December 31, 2019

Minimum Guaranteed Interest Rate	Account Value
	Fixed	Fixed Index	Variable	Total
1%	$2,798.8	$4,151.2	$—	$6,950.0
>1.0% - 2.0%	1,710.9	6,068.9	5,206.2	12,986.0
>2.0% - 3.0%	7,047.4	3,838.5	2,560.3	13,446.2
>3.0% - 4.0%	1,561.4	—	—	1,561.4
>4.0% - 5.0%	2,236.4	—	—	2,236.4
>5.0% - 5.5%	278.2	—	—	278.2
Total	$15,633.1	$14,058.6	$7,766.5	$37,458.2

At December 31, 2020 and 2019, approximately 80% and 81% of the Company’s interest sensitive life business account values correspond to crediting rates that are at the minimum guaranteed interest rates. The following table shows the distribution of the interest sensitive life business account values within the presented ranges of minimum guaranteed interest rates, excluding the business that is subject to the previously mentioned retro treaties (in millions):

	December 31,
Minimum	2020	2019
Guaranteed Interest Rate	Account Value - Interest Sensitive Life
>2.0% - 3.0%	$269.6	$270.6
>3.0% - 4.0%	2,819.5	3,017.6
>4.0% - 5.0%	2,488.2	2,596.5
>5.0% - 6.0%	2,044.6	2,031.2
Subtotal	7,621.9	7,915.9
Retro treaties	4,213.6	4,353.0
Total	$11,835.5	$12,268.9

The Company had established a European Medium Term Note program, with up to $5.8 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing Medium Term Note instruments to institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The remaining series under this program matured in August 2019.

The Company has established a $23.0 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing Medium Term Note instruments to
53

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

institutional investors, the proceeds of which are deposited with Jackson and secured by the issuance of funding agreements. The carrying values at December 31, 2020 and 2019 totaled $8.4 billion and $8.9 billion, respectively.

Those Medium Term Note instruments issued in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as unrealized foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

Trust instrument liabilities are adjusted to reflect the effects of foreign currency translation gains and losses using exchange rates as of the reporting date. Foreign currency translation gains and losses are included in net losses on derivatives and investments.

Jackson and Squire Re are members of the FHLBI primarily for the purpose of participating in the bank’s mortgage-collateralized loan advance program with short-term and long-term funding facilities. Advances are in the form of short-term or long-term notes or funding agreements issued to FHLBI. At both December 31, 2020 and 2019, the Company held $125.4 million of FHLBI capital stock, supporting $1.9 billion and $2.3 billion in funding agreements, short-term and long-term borrowing capacity in 2020 and 2019, respectively.

9.    Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (GMDB), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the consolidated income statements with the exception of changes in embedded derivatives, which are included in net losses on derivatives and investments. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the consolidated income statements.

54

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

At December 31, 2020 and 2019, the Company provided variable annuity contracts with guarantees, for which the net amount at risk (“NAR”) is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

					Average
					Period
				Weighted	until
December 31, 2020	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$170,510.2	$2,339.5	67.3 years
GMWB - Premium only	0%	2,858.1	11.7
GMWB	0-5%*	247.5	10.8
GMAB - Premium only	0%	39.4	—
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		13,511.9	86.1	68.3 years
GMWB - Highest anniversary only		3,459.2	41.1
GMWB		646.0	55.4
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	8,890.8	614.8	70.5 years
GMIB	0-6%	1,675.3	555.5		0.5 years
GMWB	0-8%*	159,856.9	5,655.7

					Average
					Period
				Weighted	until
December 31, 2019	Minimum	Account	Net Amount	Average	Expected
	Return	Value	at Risk	Attained Age	Annuitization
Return of net deposits plus a minimum return
GMDB	0-6%	$150,575.7	$2,477.3	66.9 years
GMWB - Premium only	0%	2,752.7	15.7
GMWB	0-5%*	257.3	13.8
GMAB - Premium only	0%	36.5	—
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		12,546.8	68.5	67.7 years
GMWB - Highest anniversary only		3,232.4	50.9
GMWB		697.6	55.2
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMDB	0-6%	8,158.8	686.6	70.0 years
GMIB	0-6%	1,688.1	615.8		0.5 years
GMWB	0-8%*	140,528.5	7,159.6

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.

55

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits. The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2020	2019
Equity	$132,213.0	$121,520.3
Bond	20,202.9	19,340.4
Balanced	39,626.1	30,308.3
Money market	1,861.6	956.2
Total	$193,903.6	$172,125.2

GMDB liabilities reflected in the general account were as follows (in millions):

	2020	2019
Balance at January 1	$1,282.9	$1,371.6
Incurred guaranteed benefits	270.2	24.7
Paid guaranteed benefits	(134.9)	(113.4)
Balance at December 31	$1,418.2	$1,282.9

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the consolidated income statement, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2020 and 2019 (except where otherwise noted):
1)    Use of a series of stochastic investment performance scenarios, based on historical average market volatility.
2)    Mean investment performance assumption of 7.15% (2020) and 7.4% (2019) after investment management fees, but before external investment advisory fees and mortality and expense charges.
3)    Mortality equal to 38% to 100% of the IAM 2012 base table improved using Scale G through 2019 (2019: 24% to 100% of the Annuity 2000 table).
4)    Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.3% to 27.9% (before application of dynamic adjustments).
5)    Discount rates: 7.15% on 2020 and later issues.7.4% on 2013 through 2019 issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income (as net losses on derivatives and investments). The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 5. The fair valued GMWB had a reserve liability of $5,592.1 million and $2,790.5 million at December 31, 2020 and 2019, respectively, and was reported in reserves for future policy benefits and claims payable.

56

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Jackson has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2020 and 2019, these GMWB reserves totaled $181.3 million and $161.3 million, respectively, and were reported in reserves for future policy benefits and claims payable.
GMAB benefits were offered on some variable annuity plans. However, the Company no longer offers these benefits. The GMAB had an asset value that was immaterial to the consolidated financial statements at both December 31, 2020 and 2019, respectively.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2020 and 2019, GMIB reserves before reinsurance totaled $86.9 million and $86.6 million, respectively.

Other Liabilities – Insurance and Annuitization Benefits
The Company has established additional reserves for life insurance business for universal life plans with secondary guarantees, interest-sensitive life plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits have been established according to the methodologies described below:

	December 31, 2020			December 31, 2019
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
UL insurance benefit *	$939.6	$19,483.0	63.5 years	$904.1	$20,620.5	62.8 years
Account balance adjustments	133.6	n/a	n/a	127.8	n/a	n/a

* Amounts for the UL benefits are for the total of the plans containing any policies having projected non-zero excess benefits and thus, may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the UL insurance benefit liability at December 31, 2020 and 2019:

1)    Use of a series of deterministic premium persistency scenarios.
2)    Other experience assumptions similar to those used in amortization of deferred acquisition costs.
3)    Discount rates equal to credited interest rates, approximately 3.0% to 5.5% in both 2020 and 2019.

The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values, and was immaterial to the consolidated financial statements at both December 31, 2020 and 2019. The Company also offers an optional lifetime income rider with certain of its fixed index annuities. The liability established for this rider before reinsurance was $18.1 million and $3.3 million at December 31, 2020 and 2019.

10.    Debt

The aggregate carrying value of borrowings was as follows (in millions):

	December 31,
	2020	2019
Surplus notes	$461.1	$497.4
FHLBI bank loans	72.3	77.3
Total	$533.4	$574.7

At December 31, 2020, the above borrowings were all due after five years.
57

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Surplus notes
Under Michigan Insurance Law, for statutory reporting purposes, the surplus notes are not part of the legal liabilities of the Company and are considered surplus funds. Payments of interest or principal may only be made with the prior approval of the commissioner of insurance of the state of Michigan and only out of surplus earnings which the commissioner determines to be available for such payments under Michigan Insurance Law.

On March 15, 1997, Jackson issued 8.15% surplus notes in the principal amount of $250.0 million due March 15, 2027. These surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims and may not be redeemed at the option of the Company or any holder prior to maturity. Interest is payable semi-annually on March 15th and September 15th of each year. Interest expense on the notes was $20.5 million in 2020, and $20.4 million in both 2019 and 2018, respectively.

In conjunction with a reserve financing transaction, Squire Re II issued the Squire Surplus Note to an affiliate. The Squire Surplus Note matures December 30, 2031 and bears interest at 4.35%, payable quarterly. During 2020, 2019, and 2018 interest expense on the Squire Surplus Note was $9.8 million, $11.0 million, and $12.7 million, respectively.

Federal Home Loan Bank Loans
The Company received loans of $50.0 million from the FHLBI under its community investment program in both 2015 and 2014, which amortize on a straight line basis over the loan term. The weighted average interest rate on these loans was 0.48% in 2020 and 2.20% in 2019. The outstanding balance on these loans was $72.3 million and $77.3 million at December 31, 2020 and 2019, respectively. During 2020, 2019, and 2018, interest expense for these loans totaled $0.5 million, $1.8 million, and $1.6 million, respectively. At December 31, 2020, the loans were collateralized by mortgage-related securities and commercial mortgage loans with a carrying value of $96.3 million.

11.    Federal Home Loan Bank Advances

The Company entered into a short-term advance program with the FHLBI in which interest rates were either fixed or variable based on the FHLBI cost of funds or market rates. Advances of $380.0 million and $300.1 million were outstanding at December 31, 2020 and 2019, respectively, and were recorded in other liabilities. The Company paid interest of $0.3 million, $2.1 million, and $2.6 million on such advances in 2020, 2019, and 2018, respectively.

12.    Income Taxes

On March 27, 2020, H.R. 748, the Coronavirus Aid, Relief, and Economic Security Act, “the CARES ACT”, was signed into legislation which includes tax provisions relevant to businesses that during 2020 will impact taxes related to 2018 and 2019. Some of the significant changes are reducing the interest expense disallowance for 2019 and 2020, allowing the five year carryback of net operating losses for 2018-2020, suspension of the 80% limitation of taxable income for net operating loss carryforwards for 2018-2020, and the acceleration of depreciation expense from 2018 and forward on qualified improvement property. In 2020, the Company recognize a tax benefit of $16.3 million as a result of the CARES ACT. In addition, the Taxpayer Certainty & Disaster Tax Relief Act was enacted on December 27, 2020. There was no impact to taxes from this legislation.

The components of the provision for federal income taxes were as follows (in millions):

	Years Ended December 31,
	2020	2019	2018
Current tax (benefit) expense	$(65.1)	$299.5	$113.9
Deferred tax (benefit) expense	(416.9)	(672.9)	134.5
Income tax (benefit) expense	$(482.0)	$(373.4)	$248.4

58

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The federal income tax provisions differ from the amounts determined by multiplying pre-tax income attributable to Jackson by the statutory federal income tax rate of 21% were as follows (in millions):

	Years Ended December 31,
	2020	2019	2018
Income taxes at statutory rate	$(154.1)	$(176.0)	$477.8
State income taxes	(46.2)	—	—
Dividends received deduction	(157.8)	(170.9)	(114.6)
U.S. federal tax reform impact(1)	(16.3)	—	(11.1)
Provision for uncertain tax benefit	—	—	4.8
Other tax credits	(60.7)	(39.8)	(33.4)
Prior year deferred tax benefit	(52.9)	—	—
Contribution of capitalized affiliate	—	—	(77.9)
Other	6.0	13.3	2.8
Income tax (benefit) expense	$(482.0)	$(373.4)	$248.4

Effective tax rate	65.7%	44.5%	10.9%
(1) For the year ended December 31, 2020, the benefit is the result of the CARES act. For the year ended December 31, 2018, the benefit is the result of the change in tax rates under the Tax Cuts and Jobs Act.

For 2019 and 2018, the rate reconciling items for other tax credits and other items included a reclassification to conform with the current year presentation.

Federal income taxes (received) paid were $(3.8) million, $379.3 million, and $35.4 million in 2020, 2019, and 2018, respectively.

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in millions):

	December 31,
	2020	2019
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$3,257.7	$2,987.4
Derivative investments	1,120.6	863.2
Employee benefits	136.9	129.2
Net operating loss carryforward	28.9	48.1
Other	53.4	63.9
Total gross deferred tax asset	4,597.5	4,091.8

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(2,810.6)	(2,484.1)
Other investment items	(29.5)	(295.0)
Net unrealized gains on available for sale securities	(693.5)	(589.4)
Other	(59.5)	(46.5)
Total gross deferred tax liability	(3,593.1)	(3,415.0)

Net deferred tax asset	$1,004.4	$676.8

The Company is required to evaluate the recoverability of its deferred tax assets and establish a valuation allowance, if necessary, to reduce its deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required when determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. When evaluating the need for a valuation allowance, the Company considers many factors,
59

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies the Company would employ to avoid a tax benefit from expiring unused.

Concluding that a valuation allowance is not required is difficult when there has been significant negative evidence, such as cumulative losses in recent years. The Company utilized a three year rolling calculation of actual income before taxes adjusted for permanent items to measure the cumulative losses in recent years. The total historical cumulative loss includes significant increases in the dividend received deduction (“DRD”) benefit for 2018 and 2019 due to the majority of funds in separate accounts converting regulated investment companies (“RICs”) to partnerships. The conversion resulted in two years of DRD from RIC distributions being deducted in each of 2018 and 2019. Significant increases in the DRD from fund conversions are not expected to continue as there are a limited number of RIC funds that could still be converted. The Company considered this as well as a one-time hedge loss related to managing to risk limits prior to the adoption of VM-21 in 2019, in assessing the sources of taxable income available to realize the benefit of deferred tax assets.

The Company evaluated each component of the deferred tax asset and assessed the effects of limitations and/or interpretations on the value of such components to be fully recognized in the future. The Company also evaluated the likelihood of sufficient taxable income in the future to offset the available deferred tax assets based on evidence considered to be objective and verifiable. Based on the analysis at December 31, 2020, the Company concluded that it is more likely than not, that the $1,004.4 million of net deferred tax assets will be realized through future projected taxable income.

In 2016, the Company reached an agreement with the IRS regarding the taxation of hedging activities. This agreement requires the current taxation of all unrealized gains and losses on hedge-related investments, but then defers two-thirds of the amount ratably over the following two years. Accordingly, there is an acceleration of taxes incurred currently and a related offset to the taxes being deferred.

At December 31, 2020, the Company had a federal tax ordinary loss carryforward of $137.0 million attributable to a previous acquisition, which begins to expire in 2026. Section 382 of the Internal Revenue Code imposes limitations on the utilization of net operating loss carryforwards. The Section 382 limitation is an annual limitation on the amount of pre-acquisition net operating losses that a corporation may use to offset post-acquisition income. Section 382 further limits certain unrealized built-in losses at the time of acquisition. The annual limitation is approximately $21.0 million. At December 31, 2020 and 2019, the Company had Foreign Tax Credit and Alternative Minimum Tax Credit (subject to Section 382 limitations) of $6.2 million and $44.4 million, respectively.

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward. At December 31, 2020 and 2019, the Company held reserves related to the exclusion of short-term capital gains from the separate account dividends received deduction (“DRD”) calculation and a change in the calculation of its tax basis reserves. The DRD was agreed to through the IRS Fast Track Settlement process in 2020 and the unrecognized benefit has been recorded to FIT payable included in other liabilities on the consolidated balance sheets. The following table summarizes the changes in the Company’s unrecognized tax benefits (in millions):

	December 31,
	2020	2019

Unrecognized tax benefit, beginning of year	$33.0	$33.0
Additions for tax positions identified	—	—
Decrease for DRD short-term gain position	(30.7)	—
Unrecognized tax benefit, end of year	$2.3	$33.0

The table above has been restated from prior year to remove accrued interest.

The Company recognizes interest and penalties accrued, if any, related to unrecognized tax benefits as a component of income tax (benefit) expense. The Company did not recognize any interest and penalty expense in 2020 or 2019. In 2018, the Company recognized interest and penalty expense of $2.1 million. For 2020 and 2019 the Company had accrued interest of $4.9 million. The Company did not record any amounts for penalties related to unrecognized tax benefits during 2020, 2019, or 2018.

60

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Based on information available as of December 31, 2020, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.

The Company is generally no longer subject to U.S. federal, state, and local income tax examinations by tax authorities for years prior to 2012. The Brooke Life federal consolidated tax return is currently under examination by the Internal Revenue Service for the 2017 tax year. The Company does not anticipate any material changes from this audit.

13.    Segment Information

The Company has three reportable segments consisting of Retail Annuities, Institutional Products, Closed Life and Annuity Block, plus its Corporate and Other segment. These segments reflect the manner by which the Company’s chief operating decision maker views and manages the business. The following is a brief description of the Company’s reportable segments.

Retail Annuities
The Company’s Retail Annuities segment offers a variety of retirement income and savings products through its diverse suite of products, consisting primarily of variable annuities, fixed index annuities, and fixed annuities. These products are distributed through various wirehouses, insurance brokers and independent broker-dealers, as well as through banks and financial institutions, primarily to high net worth investors and the mass and affluent markets.

The Company’s variable annuities, represent an attractive option for retirees and soon-to-be retirees, providing access to equity market appreciation and add-on benefits, including guaranteed lifetime income. A fixed index annuity is designed for investors who desire principal protection with the opportunity to participate in capped upside investment returns linked to a reference market index. The Company also provides access to guaranteed lifetime income as an add-on benefit. A fixed annuity is a guaranteed product designed to build wealth without market exposure, through a crediting rate that is likely to be superior to interest rates offered from banks or money market funds.

The financial results of the variable annuity business within the Company’s Retail Annuities segment are largely dependent on the performance of the contract holder account value, which impacts both the level of fees collected and the benefits paid to the contract holder. The financial results of the Company’s fixed annuities, including the fixed portion of its variable annuity account values and fixed index annuities, are largely dependent on the Company’s ability to earn a spread between earned investment rates on general account assets and the interest credited to contract holders.

Institutional Products
The Company’s Institutional Products consists of traditional guaranteed investment contracts (“GICs”), funding agreements (including agreements issued in conjunction with the Company’s participation in the US Federal Home Loan Bank of Indianapolis program) and Medium Term Note funding agreements. The Company’s GIC products are marketed to defined contribution pension and profit sharing retirement plans. Funding agreements are marketed to institutional investors, including corporate cash accounts and securities lending funds, as well as money market funds, and are issued to the FHLBI in connection with its program.

The financial results of the Company’s institutional products business are primarily dependent on the Company’s ability to earn target spreads on general account assets.

Closed Life and Annuity Blocks
Although the Company historically offered traditional life insurance products, it discontinued new sales of life insurance products in 2012. The Company’s Closed Life and Annuity Blocks segment includes life insurance products offered through that point, including various protection products, such as whole life, universal life, variable universal life and term life insurance products that provide financial safety for individuals and their families. This segment distributed these products primarily through independent insurance agents; independent broker-dealers; regional broker-dealers; wirehouses; registered investment advisers; and banks, credit unions and other financial institutions, primarily to the mass market. This segment also includes acquired closed blocks consisting primarily of life insurance.

The Company’s Closed Life and Annuity Blocks segment also includes group pay-out annuities, consisting of a closed block of defined benefit annuity plans assumed from John Hancock USA and John Hancock Life Insurance Company of
61

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

New York through a reinsurance agreement. A single premium payment from an employer (contract holder) funds the pension benefits for its employees (participants). The contracts are tailored to meet the requirements of the specific pension plan being covered.

The profitability of the Company’s Closed Life and Annuity Blocks segment is largely driven by its historical ability to appropriately price its products and purchase appropriately priced blocks of business, as realized through underwriting, expense and net losses on derivatives and investments, and the ability to earn an assumed rate of return on the assets supporting that business.

Corporate and Other
The Company’s Corporate and Other segment primarily consists of the operations of its unallocated corporate income and expenses.

The Corporate and Other segment also includes certain eliminations and consolidation adjustments.

Segment Performance Measurement
Segment operating revenues and pretax adjusted operating earnings are non-GAAP financial measures that management believes are critical to the evaluation of the financial performance of the Company’s segments. The Company uses the same accounting policies and procedures to measure segment pretax adjusted operating earnings as used in its reporting of consolidated net income. Its primary measure is pretax adjusted operating earnings, which is defined as net income recorded in accordance with GAAP, excluding certain items that may be highly variable from period to period due to accounting treatment under GAAP, or that are non-recurring in nature, as well as certain other revenues and expenses which are not considered to drive underlying profitability. Operating revenues and pretax adjusted operating earnings should not be used as a substitute for net income as calculated in accordance with GAAP.

Pretax adjusted operating earnings equals net income adjusted to eliminate the impact of the following items:

•    Fees attributable to guarantee benefits: fees paid in conjunction with guaranteed benefit features offered for certain of the Company’s variable annuities and fixed index annuities are set at a level intended to mitigate the cost of hedging and funding the liabilities associated with such guaranteed benefit features. The full amount of the fees attributable to guarantee benefit features have been excluded from pretax adjusted operating earnings as the related net movements in freestanding derivatives and net reserve and embedded derivative movements, as described below, have been excluded from pretax adjusted operating earnings. This presentation of earnings is intended to directly align revenue and related expenses associated with the guaranteed benefit features;
•    Net movement in freestanding derivatives, except earned income (periodic settlements and changes in settlement accruals) on derivatives that are hedges of investments, but do not qualify for hedge accounting treatment: changes in the fair value of freestanding derivatives used to manage the risk associated with life and annuity reserves, including those arising from the guaranteed benefit features offered for certain variable annuities and fixed index annuities. Net movements in freestanding derivatives have been excluded from pretax adjusted operating earnings because the market value of these derivatives may vary significantly from period to period as a result of near-term market conditions and therefore are not directly comparable or reflective of the underlying profitability of the business;
•    Net reserve and embedded derivative movements: changes in the valuation of certain life and annuity reserves, a portion of which are accounted for as embedded derivative instruments and which are primarily comprised of variable and fixed index annuity reserves, including those guaranteed benefit features offered for certain of the Company’s variable annuities. Net reserve and embedded derivative movements have been excluded from pretax adjusted operating earnings because the carrying values of these derivatives may vary significantly from period to period as the result of near-term market conditions and policyholder behavior-related inputs and therefore are not directly comparable or reflective of the underlying profitability of the business. Movements in reserves attributable to the current period claims and benefit payments in excess of a customer’s account value on these policies are also excluded from pretax adjusted operating earnings as these benefit payments are affected by near-term market conditions and policyholder behavior-related inputs and therefore may vary significantly from period to period;
•    Net losses on derivatives and investments: realized investment gains and losses associated with periodic sales or disposals of securities, excluding those held within the Company’s trading portfolio, as well as valuation allowances, and impairments of securities, after adjustment for the non-credit component of the impairment charges;
•    DAC and DSI impact: amortization of deferred acquisition costs and deferred sales inducements associated with the items excluded from pretax adjusted operating earnings;
62

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

•    Assumption changes: the impact on the valuation of net derivative and reserve movements, including amortization on DAC, arising from changes in underlying actuarial assumptions;
•    Gain on Athene – the impact of the Athene reinsurance transaction;
•    Income taxes.

As detailed above, the fees attributed to guaranteed benefits, the associated movements in optional guaranteed benefit liabilities, and related claims and benefit payments are excluded from pretax adjusted operating earnings, as the Company believes this approach appropriately removes the impact to both revenue and expenses associated with the guaranteed benefit features that are offered for certain variable annuities and fixed index annuities.

Set forth in the tables below is certain information with respect to the Company’s segments, as described above (in millions).

For the Year Ended December 31, 2020	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Intersegment Eliminations	Total Consolidated

Operating Revenues
Fee income	$3,470.1	$512.5	$—	$—	$—	$3,982.6
Premium	—	142.4	—	—	—	142.4
Net investment income	922.3	758.1	354.8	(143.4)	97.3	1,989.1
Income on operating derivatives	48.0	58.3	—	21.2	—	127.5
Other income	29.9	25.7	1.6	7.3	—	64.5
Total Operating Revenues	4,470.3	1,497.0	356.4	(114.9)	97.3	6,306.1

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	54.4	866.5	—	—	—	920.9
Interest credited on other contract holder funds, net of deferrals	524.1	428.2	250.0	—	—	1,202.3
Interest expense	27.3	—	16.5	—	—	43.8
Operating costs and other expenses, net of deferrals	1,811.5	169.2	4.8	24.7	—	2,010.2
Deferred acquisition and sales inducements amortization	61.2	16.9	—	—	19.8	97.9
Total Operating Benefits and Expenses	2,478.5	1,480.8	271.3	24.7	19.8	4,275.1

Pretax Adjusted Operating Earnings	$1,991.8	$16.2	$85.1	$(139.6)	$77.5	$2,031.0

63

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

For the Year Ended December 31, 2019	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Intersegment Eliminations	Total Consolidated

Operating Revenues
Fee income	$3,406.4	$528.3	$—	$—	$—	$3,934.7
Premium	—	550.6	—	—	—	550.6
Net investment income	1,491.5	801.2	449.7	(58.8)	5.2	2,688.8
Income on operating derivatives	38.6	26.5	—	7.5	—	72.6
Other income	0.5	59.1	—	9.9	—	69.5
Total Operating Revenues	4,937.0	1,965.7	449.7	(41.4)	5.2	7,316.2

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	26.7	1,390.1	—	—	—	1,416.8
Interest credited on other contract holder funds, net of deferrals	897.6	444.3	290.6	—	—	1,632.5
Interest expense	34.8	—	48.8	—	—	83.6
Operating costs and other expenses, net of deferrals	1,757.3	107.0	4.7	38.2	—	1,907.2
Deferred acquisition and sales inducements amortization	(62.5)	19.4	—	—	1.4	(41.7)
Total Operating Benefits and Expenses	2,653.9	1,960.8	344.1	38.2	1.4	4,998.4

Pretax Adjusted Operating Earnings	$2,283.1	$4.9	$105.6	$(79.6)	$3.8	$2,317.8

For the Year Ended December 31, 2018	Retail Annuities	Closed Life and Annuity Blocks	Institutional Products	Corporate and Other	Intersegment Eliminations	Total Consolidated
Operating Revenues
Fee income	$3,384.1	$545.4	$—	$—	$—	$3,929.5
Premium	—	5,137.1	—	—	—	5,137.1
Net investment income	1,489.2	657.8	381.3	(74.8)	21.6	2,475.1
Income on operating derivatives	67.4	49.0	—	9.8	—	126.2
Other income	0.3	55.4	—	5.0	—	60.7
Total Operating Revenues	4,941.0	6,444.7	381.3	(60.0)	21.6	11,728.6

Operating Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	(9.3)	6,301.8	—	—	—	6,292.5
Interest credited on other contract holder funds, net of deferrals	854.6	462.6	230.4	—	—	1,547.6
Interest expense	42.3	—	43.9	—	—	86.2
Operating costs and other expenses, net of deferrals	1,689.4	(407.9)	5.0	53.6	—	1,340.1
Deferred acquisition and sales inducements amortization	619.9	22.4	—	—	7.3	649.6
Total Operating Benefits and Expenses	3,196.9	6,378.9	279.3	53.6	7.3	9,916.0

Pretax Adjusted Operating Earnings	$1,744.1	$65.8	$102.0	$(113.6)	$14.3	$1,812.6
Included in the intersegment eliminations in the above tables, is the elimination of investment income between Retail Annuities and the Corporate and Other segments.
64

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The following table summarizes the reconciling items from operating revenues to total revenues attributable to the Company (in millions):

	Years Ended December 31,
	2020	2019	2018
Total operating revenues	$6,306.1	$7,316.2	$11,728.6
Fees attributed to variable annuity benefit reserves	2,509.0	2,376.8	2,239.2
Net losses on derivatives and investments	(7,021.3)	(6,459.5)	(625.1)
Realized gains related to Athene	2,891.0	—	—
Total revenues	$4,684.8	$3,233.5	$13,342.7

The following table summarizes the reconciling items from operating benefits and expenses to total benefits and expenses attributable to the Company (in millions):

	Years Ended December 31,
	2020	2019	2018
Total operating benefits and expenses	$4,275.1	$4,998.4	$9,916.0
Benefits attributed to variable annuity benefit reserves	150.1	131.7	102.5
Amortization of DAC and DSI related to non-operating revenues and expenses	(1,252.0)	(939.9)	501.6
SOP 03-1 reserve movements	163.6	(118.5)	547.2
Athene reinsurance transaction	2,081.6	—	—
Total benefits and expenses	$5,418.4	$4,071.7	$11,067.3

The following table summarizes the reconciling items, net of deferred acquisition costs and deferred sales inducements, from pretax adjusted operating earnings to net income attributable to the Company (in millions):

	Years Ended December 31,
	2020	2019	2018
Pretax adjusted operating earnings	$2,031.0	$2,317.8	$1,812.6
Non-operating adjustments:
Fees attributable to guarantee benefit reserves	2,509.0	2,376.8	2,239.2
Net movement in freestanding derivatives	(4,762.2)	(6,603.9)	641.5
Net reserve and embedded derivative movements	(3,183.5)	60.3	(1,588.3)
Net realized investment gains/(losses)	474.7	192.9	(18.7)
DAC and DSI impact	1,260.5	898.4	(612.4)
Assumption changes	127.5	(80.5)	(198.5)
Gain on Athene	809.4	—	—
Pretax (loss) income attributable to Jackson	(733.6)	(838.2)	2,275.4
Income tax (benefit) expense	(482.0)	(373.4)	248.4
Net (loss) income attributable to Jackson	$(251.6)	$(464.8)	$2,027.0

65

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The following table summarizes total assets by segment (in millions):

	December 31,
	2020	2019
Retail Annuities	$275,662.5	$249,849.8
Closed Life and Annuity Blocks	34,120.6	30,645.4
Institutional Products	13,687.6	14,735.3
Corporate and Other	(449.3)	(474.3)
Total Assets	$323,021.4	$294,756.2

14.    Commitments, Contingencies, and Guarantees

The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse effect on the Company's financial condition. Jackson has been named in civil litigation proceedings, which appear to be substantially similar to other class action litigation brought against many life insurers including allegations of misconduct in the sale of insurance products. The Company accrues for legal contingencies once the contingency is deemed to be probable and reasonably estimable. At December 31, 2020 and 2019, Jackson recorded accruals totaling $13.1 million and $30.7 million, respectively.

State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessing solvent insurance companies based on location, volume and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received, the Company’s reserve for future state guaranty fund assessments was $2.3 million and $2.6 million at the end of 2020 and 2019, respectively. At December 31, 2020 and 2019, related premium tax offsets were $0.5 million and $0.8 million, respectively. While Jackson cannot predict the amount and timing of any future assessments, the Company believes the reserve is adequate for all anticipated payments for known insolvencies.

At December 31, 2020, the Company had unfunded commitments related to its investments in limited partnerships and limited liability companies totaling $830.2 million. At December 31, 2020, unfunded commitments related to commercial mortgage loans and other debt securities totaled $185.4 million.

The Company has two separate service agreements with third party administrators to provide policyholder administrative services. These agreements, subject to certain termination provisions, have ten and twelve-year terms and expire in 2021 and 2030.

15.    Leases

The Company leases office space and equipment under several operating leases that expire at various dates through 2051. The Company determines if a contract is a lease at inception or modification. Lease terms may include options to extend or terminate the lease and are included in the lease measurement when it is reasonably certain that the Company will exercise that option. Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term and corresponding lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are determined using the Company’s incremental borrowings rate based upon information available at lease commencement. Certain lease incentives such as free rent periods are recorded as a reduction of the ROU asset. Lease costs for operating leases are recognized on a straight-line basis over the life of the lease.

The Company has lease agreements with both lease and non-lease components. The Company elected the practical expedient to combine lease and non-lease components for certain real estate leases.

Variable lease expenses may include changes in index-linked lease payments and certain variable operating expenses associated with real estate leases. These payments are recognized in operating expenses in the period incurred.

66

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The Company recorded operating lease net ROU assets of $18.6 million and $25.6 million and associated lease liabilities of $29.5 million and $38.6 million as of December 31, 2020 and 2019, respectively, classified within other assets and other liabilities, respectively. Net lease expense was $21.5 million, $32.2 million, and $40.0 million in 2020, 2019, and 2018, respectively, including expenses associated with software leases.

In 2018, the Company announced the closing of its Denver office as part of a strategic reorganization of the distribution platform. The Company determined that the lease obligation for this building exceeded the economic benefit for the remainder of the contract, resulting in an expense accrual of $8.6 million in 2018. Upon adoption of ASU 2016-02 in 2019, this expense accrual was recorded as an impairment of the associated ROU asset.

The following table summarizes the components of operating lease costs and other information related to operating leases recorded within operating costs and other expenses, net of deferrals, (in millions):

	Year Ended December 31,
	2020	2019
Lease Cost:
Operating leases (1)	$10.6	$12.9
Variable lease costs	2.0	2.2
Sublease income	(4.6)	(3.2)
Net Lease Cost	$8.0	$11.9

Other Information:
Cash paid for amounts included in the measurement of operating lease liability	$10.2	$12.2
ROU assets obtained in exchange for new lease liabilities	$0.3	$0.1
Weighted average lease term	6 years	6 years
Weighted average discount rate	3.6%	3.6%

(1) Operating lease costs exclude software leases, as intangible assets are excluded from the scope of Accounting Standard Codification 842, Leases.

At December 31, 2020, the maturities of operating lease liabilities were as follows (in millions):

2021	$7.4
2022	6.2
2023	6.0
2024	4.7
2025	3.1
Thereafter	5.6
Total	$33.0

Less: interest	3.5
Present value of lease liabilities	$29.5

16.    Share-Based Compensation

Certain employees participate in various share award plans relating to Prudential shares and/or American Depositary Receipts (“ADRs”) that are tradable on the New York Stock Exchange and are described below.

At certain times, the Company may grant one-off type retention awards to certain key senior executives within Jackson. These awards are subject to the prior approval of the Jackson Remuneration Committee and are nil cost awards with a contingent right to receive Prudential ADRs. The awards are contingent upon continued employment of the recipient through the award vesting date. There are no performance measurements with these awards.
67

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

The Company classifies the above plan as an equity settled plan and, therefore, reflects the net reserve related to the compensation expense and the value of the shares distributed under this plan within the consolidated statements of equity. At December 31, 2020 and 2019, the Company had $7.7 million and $0.5 million, respectively, reserved for future payments under this plan.

The Company either acquires shares/ADRs or reimburses Prudential for the costs of any shares/ADRs that were distributed to participants in the above plans, or may be distributed in the future. The shares/ADRs acquired for all the share-award plans are held at cost in a trust account for future distributions. The Company reflects the costs of shares/ADRs held within the consolidated balance sheet as shares held in trust. At both December 31, 2020 and 2019, the Company had $4.3 million of shares/ADRs held at cost in the trust, respectively.

The PLTIP is a Prudential incentive plan in which the Company may grant share awards to eligible employees in the form of a contingent right to receive Prudential ADRs, or a conditional allocation of Prudential ADRs, subject to the prior approval of the Jackson Remuneration Committee. These share awards vest based on the achievement of planned International Financial Reporting Standards (“IFRS”) pretax operating income for the U.S. business, have vesting periods of three years and are at nil cost to the employee. Share awards vest between 0% (less than 90% of plan) and 100% (more than 110% of plan) of the grant amounts dependent on IFRS pretax operating income attained over the performance period. Award holders do not have any right to dividends or voting rights attached to the ADRs granted during the performance period. Upon vesting, a number of ADRs equivalent to the value of dividends that otherwise would have been received over the performance period are added to vested awards.

The Company classifies the above plan as a liability settled plan and, therefore, reflects the accrued compensation expense and the value of the shares distributed within other liabilities. At December 31, 2020 and 2019, the Company had $88.9 million and $85.8 million, respectively, accrued for future payments under this plan.

The Company recognizes share-based compensation expense associated with the above plans based on the grant-date award fair value ratably over the requisite service period of each individual grant, which generally equals the vesting period. Additional compensation expense is recognized based on the change in fair value of the award at the end of each reporting period. The Company estimates forfeitures when calculating share-based compensation expense.

Total expense related to these share-based performance related compensation plans was as follows (in millions):

	Years Ended December 31,
	2020	2019	2018
Prudential LTIP	$36.8	$53.6	$26.6
Retention Share Plan	7.6	1.2	(0.3)
Total compensation expense related to incentive plans	$44.4	$54.8	$26.3

Income tax benefit	$9.3	$11.5	$5.5

The total unrecognized compensation expense related to all share-based plans at December 31, 2020 was $101.7 million with a weighted average remaining period of 1.60 years.

During both 2020 and 2019, certain one-off type retention awards were issued.

The weighted average share/ADR fair values of share-based awards granted by the PLTIP during 2020, 2019, and 2018 were $25.90, $39.75, and $49.44, respectively.

The weighted average fair value for the Company’s performance awards represents the average Prudential ADR price for the thirty days following Prudential’s unaudited annual earnings release date. The fair value amounts relating to the equity settled plans were determined using either the Black-Scholes or Monte Carlo option-pricing models. These models are used to calculate fair values for options and awards at the grant date based on the quoted market price of the stock at the measurement date, the dividend yield, expected volatility, risk-free interest rates and expected term.

68

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Outstanding non-vested Prudential ADRs granted were as follows:

	Prudential LTIP
	ADR's	Weighted Average Grant Date Fair Value
At December 31, 2018	3,801,703	$42.68

Granted	1,995,888	39.75
Exercised	1,217,914	37.27
Lapsed/Forfeited	546,477	44.18
At December 31, 2019	4,033,200	$42.66

Granted	2,212,956	25.9
Exercised	1,307,392	42.12
Lapsed/Forfeited	210,291	40.65
At December 31, 2020	4,728,473	$35.32

At December 31, 2020 and 2019, there were 785,205 and 33,435, respectively, non-vested Prudential ADR grants related to the one-off retention award plan, with a weighted average grant date price of $26.39 and $35.89.

17.    Statutory Accounting Capital and Surplus

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as valuing investments and certain assets and accounting for deferred income taxes on a different basis.

Under Michigan Insurance Law, Jackson must provide notification to the Michigan commissioner of insurance prior to payment of any dividend. Ordinary dividends on capital stock may only be distributed out of earned surplus, excluding any unrealized capital gains and the effect of permitted practices (referred to as adjusted earned surplus). At December 31, 2020, the Company had no adjusted earned surplus available for dividends. Ordinary dividends are also limited to the greater of 10% of statutory surplus as of the preceding year-end, excluding any increase arising from the application of permitted practices, or the statutory net income, excluding any net realized investment gains, for the twelve month period ended on the preceding December 31. The commissioner may approve payment of dividends in excess of these amounts, which would be deemed an extraordinary dividend. The maximum amount that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to Brooke Life in 2021, is estimated to be $456.3 million, subject to the availability of adjusted earned surplus as of the dividend date.

Dividends from the Company to its parent were nil, $525.0 million, and $451.9 million in 2020, 2019, and 2018, respectively. Jackson’s 2018 dividends include $1.9 million related to Jackson’s forgiveness of Brooke Life’s intercompany tax liability.

At both December 31, 2020 and 2019 Jackson’s statutory capital and surplus of the Company, as reported in its Annual Statement, was $4.8 billion, which included an adjustment of $83.3 million, as further described below. Statutory net (loss) income of the Company, as reported in its Annual Statement, was $(1,933.5) million, $(1,057.6) million, and $1,896.3 million in 2020, 2019, and 2018, respectively.

At December 31, 2019, Jackson early adopted the provisions of the National Association of Insurance Commissioners Valuation Manual Minimum Standards No. VM-21: Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”). During 2020, Jackson determined that a simplifying modelling assumption was not consistent with its intent in the adoption of VM-21. The adjustment resulting from this correction and related modelling changes would have reduced after-tax unassigned funds (surplus) by $83.3 million as of December 31, 2019. The Company determined this adjustment to be a correction of an error that was not material to the current year or the 2019 annual financial statements and, therefore, included the adjustment related to the prior year, in the current year change in surplus.

69

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Effective December 31, 2020, the Company received approval from the Department of Insurance and Financial Services regarding the use of a permitted practice which allows early adoption of an exemption for ordinary life insurance certificates issued during 2020 that would be subject to VM-20 of the NAIC Valuation Manual. The exemption for companies meeting the conditions of APF 2020-09 will be part of the 2022 Valuation Manual. The permitted practice does not result in differences in net income or capital and surplus between NAIC SAP and practices prescribed or permitted by the state of Michigan, as reserves are established utilizing the same methodology as prior years. However, the additional PBR requirements are eliminated.

Jackson had been granted a permitted practice that allowed Jackson to carry interest rate swaps at book value, as if the requirements for statutory hedge accounting were in place, instead of at fair value as would have been otherwise required. Jackson was required to demonstrate the effectiveness of its interest rate swap program pursuant to the Michigan Insurance Code. The permitted practice was annually renewed and was in place until September 30, 2019, at which time, with the approval of the Department of Insurance and Financial Services, it was terminated.
Under Michigan Insurance Law, VOBA is reported as an admitted asset if certain criteria are met. Pursuant to Michigan Insurance Law, the Company reported $81.9 million and $131.0 million of statutory basis VOBA at December 31, 2020 and 2019, respectively, which is fully admissible.

The NAIC has developed certain risk-based capital (“RBC”) requirements for life insurance companies. Under those requirements, compliance is determined by a ratio of a company’s total adjusted capital (“TAC”), calculated in a manner prescribed by the NAIC to its authorized control level RBC, calculated in a manner prescribed by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice the authorized control level RBC (“Company action level RBC”). At December 31, 2020, the Company’s TAC remained well in excess of the Company action level RBC.

In addition, on the basis of statutory financial statements that insurers file with the state insurance regulators, the NAIC annually calculates twelve financial ratios to assist state regulators in monitoring the financial condition of insurance companies. A usual range of results for each ratio is used as a benchmark and departure from the usual range on four or more of the ratios can lead to inquiries from individual state insurance departments. In 2020 and 2019, there were no significant exceptions with any ratios.

18.    Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPMA”), a registered investment advisor. PPMA is ultimately a wholly owned subsidiary of Prudential. The Company paid $65.4 million, $76.8 million, and $68.9 million to PPMA for investment advisory services during 2020, 2019, and 2018, respectively.

NPH, Jackson’s former affiliated broker-dealer network, distributed products issued by Jackson and received commissions and fees from Jackson. Commissions and fees paid by Jackson to NPH during 2018 totaled $5.6 million. In December 2018, the broker dealers were consolidated into NPH, which was then contributed to Jackson via Brooke Life, and converted to NPH LLC.

Jackson has entered into shared services administrative agreements with both NPH and PPMA. Under the shared services administrative agreements, Jackson charged $8.7 million, $7.8 million, and $8.3 million of certain management and corporate services costs to these affiliates in 2020, 2019, and 2018, respectively.

Jackson provides a $100.0 million revolving credit facility to Jackson Financial Inc., an upstream holding company. The loan is unsecured, matures in December 2021, accrues interest at LIBOR plus 2%, and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2020 and 2019. The highest outstanding loan balance during both 2020 and 2019 was nil. During 2020, 2019, and 2018, interest and commitment fees totaled $0.1 million, respectively.

Jackson provides a $40.0 million revolving credit facility to PPMA. The loan is unsecured, matures in September 2023, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.10% per annum. There was no outstanding balance at both December 31, 2020 and 2019. The highest outstanding loan balance during both 2020 and 2019 was nil.
70

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

Interest and commitment fees totaled $54 thousand, $40 thousand, and $111 thousand during 2020, 2019 and 2018, respectively.

Jackson provides a $20.0 million revolving credit facility to Jackson Holdings, LLC, an upstream holding company. The loan is unsecured, matures in June 2024, accrues interest at LIBOR plus 2% per annum and has a commitment fee of 0.25% per annum. The outstanding balance at both December 31, 2020 and 2019, was nil. The highest outstanding loan balance during both 2020 and 2019 was nil. During 2020, 2019, and 2018, interest and commitment fees totaled $0.1 million, respectively.

Jackson, through its PGDS subsidiary, provides information security and technology services to certain Prudential affiliates. Jackson recognized $4.7 million, $3.4 million, and $2.8 million of revenue associated with these services during 2020, 2019, and 2018, respectively. This revenue is included in other income in the accompanying consolidated income statements. This revenue is substantially equal to the costs incurred by PGDS to provide the services, which are reported in operating costs and other expenses, net of deferrals, in the consolidated income statements.

As a result of the previously mentioned investment management agreement between Jackson and Apollo, an affiliate of Athene, the Company pays Apollo management fees, which are calculated and paid monthly in arrears. The Company incurred $59.8 million associated with these services during 2020.

19.    Benefit Plans

The Company has a defined contribution retirement plan covering substantially all employees and certain affiliates. Effective January 1, 2020, employees are immediately eligible to participate in the Company’s matching contribution. To be eligible to participate in the Company’s profit sharing contribution an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary. In addition, the employee must be employed on the applicable January 1 or July 1 entry date. The Company's annual profit sharing contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year. The Company’s expense related to this plan was $29.5 million, $27.8 million, and $31.3 million in 2020, 2019, and 2018, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain agents and employees of Jackson and certain affiliates. At December 31, 2020 and 2019, the liability for such plans totaled $594.8 million and $592.5 million, respectively, and is reported in other liabilities. The Company’s expense (income) related to these plans, including a match of elective deferrals for the agents’ deferred compensation plan and the change in value of participant elected deferrals, was $55.7 million, $69.9 million, and $(1.3) million in 2020, 2019, and 2018, respectively.

20.    Operating Costs and Other Expenses

The following table is a summary of the Company’s operating costs and other expenses (in millions):

	Years Ended December 31,
	2020	2019	2018
Commission expenses	$1,927.0	$1,935.1	$1,804.2
John Hancock ceding commission	—	(65.2)	(555.0)
Athene ceding commission	(1,202.6)	—	—
General and administrative expenses	820.0	834.0	838.1
Deferral of acquisition costs	(736.7)	(796.9)	(747.1)
Total operating costs and other expenses	$807.7	$1,907.0	$1,340.2
71

Jackson National Life Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements
December 31, 2020 and 2019

21.    Reclassifications Out of Accumulated Other Comprehensive Income

The following table represents changes in the balance of AOCI, net of income tax, related to unrealized investment gains (losses) (in millions):

	December 31,
	2020	2019	2018
Balance, beginning of year	$2,475.5	$(182.8)	$1,093.0
OCI before reclassifications	1,463.2	2,593.5	(1,326.7)
Amounts reclassified from AOCI	(1,165.2)	64.8	(89.2)
Cumulative effect of changes in accounting
principles	—	—	140.1
Balance, end of year	$2,773.5	$2,475.5	$(182.8)

The following table represents amounts reclassified out of AOCI (in millions):

AOCI Components	Amounts Reclassified from AOCI			Affected Line Item in the Consolidated Income Statement
	December 31,
	2020	2019	2018
Net unrealized investment (loss) gain:
Net realized (loss) gain on investments	$(1,483.0)	$83.0	$(111.0)	Net losses on derivatives and investments
Other impaired securities	8.1	(1.0)	(1.9)	Net losses on derivatives and investments
Net unrealized (loss) gain before income taxes	(1,474.9)	82.0	(112.9)
Income tax benefit (expense)	309.7	(17.2)	23.7
Reclassifications, net of income taxes	$(1,165.2)	$64.8	$(89.2)

72

Schedule I
Jackson National Life Insurance Company and Subsidiaries
Summary of Investments - Other Than Investments in Related Parties
(In millions)

	As of December 31, 2020
Type of Investment	Cost or Amortized Cost	Fair Value	Amount at Which Shown on Balance Sheet
Debt securities:
Bonds:
U.S. government securities	$4,914.3	$4,961.2	$4,961.2
Other government securities	941.1	1,113.9	1,113.9
Public utilities	4,421.5	5,239.8	5,239.8
Corporate securities	17,736.9	19,910.4	19,910.4
Residential mortgage-backed	230.8	245.7	245.7
Commercial mortgage-backed	1,457.2	1,578.7	1,578.7
Other asset-backed securities	1,423.6	1,440.0	1,440.0
Total debt securities	31,125.4	34,489.7	34,489.7

Equity securities	1,583.0	1,590.4	1,590.4
Commercial mortgage loans	7,742.0		7,742.0
Policy loans	1,052.0		1,052.0
Freestanding Derivative instruments	2,219.6		2,219.6
Other invested assets	375.4		375.4
Total investments	$44,097.4		$47,469.1
73

Schedule III
Jackson National Life Insurance Company and Subsidiaries
Supplemental Insurance Information
(In millions)

	Deferred Acquisition Costs	Reserves for Future Policy Benefits and Claims Payable	Other Contract Holder Funds
December 31, 2020
Retail Annuities	$13,184.9	$7,846.5	$39,839.3
Closed Life and Annuity Blocks	133.8	13,516.4	13,316.3
Institutional Products	—	—	11,137.8
Corporate and Other	23.8	—	—
Total	$13,342.5	$21,362.9	$64,293.4

December 31, 2019
Retail Annuities	$11,564.6	$4,808.8	$37,926.0
Closed Life and Annuity Blocks	149.2	14,319.6	13,835.3
Institutional Products	—	—	12,287.1
Corporate and Other	(48.6)	—	—
Total	$11,665.2	$19,128.4	$64,048.4

December 31, 2018
Retail Annuities	$10,357.3	$5,185.6	$35,371.0
Closed Life and Annuity Blocks	177.2	14,424.2	14,178.2
Institutional Products	—	—	10,900.1
Corporate and Other	(122.2)	—	—
Total	$10,412.3	$19,609.8	$60,449.3

	Premium	Net Investment Income	Interest Credited on Other Contract Holder Funds	Deferred Acquisition and Sales Inducements Amortization	Operating Costs and Other Expenses
December 31, 2020
Retail Annuities	$—	$922.3	$524.1	$61.2	$1,811.5
Closed Life and Annuity Blocks	142.4	758.1	428.2	16.9	169.2
Institutional Products	—	354.8	250.0	—	4.8
Corporate and Other	—	(143.4)	—	—	24.7
Intersegment eliminations	—	97.3	—	19.8	—
Total	$142.4	$1,989.1	$1,202.3	$97.9	$2,010.2

December 31, 2019
Retail Annuities	$—	$1,491.5	$897.6	$(62.5)	$1,757.3
Closed Life and Annuity Blocks	550.6	801.2	444.3	19.4	107.0
Institutional Products	—	449.7	290.6	—	4.7
Corporate and Other	—	(58.8)	—	—	38.2
Intersegment eliminations	—	5.2	—	1.4	—
Total	$550.6	$2,688.8	$1,632.5	$(41.7)	$1,907.2

December 31, 2018
Retail Annuities	$—	$1,489.2	$854.6	$619.9	$1,689.4
Closed Life and Annuity Blocks	5,137.1	657.8	462.6	22.4	(407.9)
Institutional Products	—	381.3	230.4	—	5.0
Corporate and Other	—	(74.8)	—	—	53.6
Intersegment eliminations	—	21.6	—	7.3	—
Total	$5,137.1	$2,475.1	$1,547.6	$649.6	$1,340.1
74

Schedule IV
Jackson National Life Insurance Company and Subsidiaries
Reinsurance
For the Years Ended December 31, 2020, 2019, and 2018
(In millions)

	Gross Amount	Ceded	Assumed	Net Amount	% Amount Assumed to Net
2020
Life insurance in-force	$118,328.1	$81,857.9	$17,034.1	$53,504.3	31.8%

Insurance premium
Life insurance	$272.7	$172.4	$42.1	$142.4	29.6%
Group payout annuity				—
Accident and health	35.9	40.8	4.9	—
Annuity guaranteed benefits	—	12.7	—	(12.7)
Total insurance premium	$308.6	$225.9	$47.0	$129.7	36.2%

2019
Life insurance in-force	$142,233.0	$99,495.3	$18,206.2	$60,943.9	29.9%

Insurance premium
Life insurance	517.7	417.5	44.3	144.5	30.7%
Group payout annuity	—	—	406.1	406.1
Accident and health	40.1	46.0	5.9	—
Annuity guaranteed benefits	—	13.5	—	(13.5)
Total insurance premium	$557.8	$477.0	$456.3	$537.1	85.0%

2018
Life insurance in-force	$165,032.8	$114,846.9	$19,213.8	$69,399.7	27.7%

Insurance premium
Life insurance	459.0	346.7	41.6	153.9	27.0%
Group payout annuity	—	—	4,983.2	4,983.2
Accident and health	43.9	50.8	6.9	—
Annuity guaranteed benefits	—	14.3	—	(14.3)
Total insurance premium	$502.9	$411.8	$5,031.7	$5,122.8	98.2%
75

Schedule V
Jackson National Life Insurance Company and Subsidiaries
Valuation and Qualifying Accounts
For the Years Ended December 31, 2020 and 2019
(In millions)

	Balance at Beginning of Period	Charged to Costs and Expenses		Deductions		Balance at End of Period
2020
Allowance for credit losses on debt securities	$—	$13.6		$—		$13.6
Allowances for credit losses on commercial mortgage and other loans	8.9	123.0	(1)	—	(2)	131.9
Allowance for credit losses on reinsurance recoverable	—	12.6	(3)	—		12.6
Valuation allowance on deferred tax asset	—	—		—		—
	$8.9	$149.2		$—		$158.1
2019
Allowances for losses on commercial mortgage and other loans	$5.4	$3.5	(4)	$—	(2)	$8.9
Valuation allowance on deferred tax asset	—	—		—		—
	$5.4	$3.5		$—		$8.9

(1) Includes cumulative effect adjustment related to the adoption of ASU 2016-13 of $62.0 million.
(2) Represents release of allowance for write-offs.
(3) Includes cumulative effect adjustment related to the adoption of ASU 2016-13 of $9.5 million.
(4) Represents additions to allowance for losses.
76